Midland National Life Insurance Company
Separate Account C
Financial Statements
December 31, 2022 and 2021

Midland National Life Insurance Company
Separate Account C
Index
Page(s)
Report of Independent Registered Public Accounting Firm    1-14
Financial Statements
Statements of Net Assets    15–22
Statements of Operations    23–24
Statements of Changes in Net Assets    25–46
Notes to Financial Statements    47–114

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Midland National Life Insurance Company and the Policyowners of Midland National Life Insurance Company Separate Account C

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Midland National Life Insurance Company Separate Account C indicated in the table below as of December 31, 2022, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below (other than the Northern Lights Variable Trust - Power Income Fund, which only includes a statement of changes in net assets for the period January 1, 2021 to March 18, 2021 (date of liquidation)), including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Midland National Life Insurance Company Separate Account C (other than the Northern Lights Variable Trust - Power Income Fund) as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fidelity Variable Insurance Products - Government Money Market Portfolio (1)	ProFunds VP - UltraSmall-Cap (1)
Fidelity Variable Insurance Products - High Income Portfolio (1)	ProFunds VP - Utilities (1)
Fidelity Variable Insurance Products - Equity- Income Portfolio (1)	VanEck Worldwide Insurance Trust - Global Resources Fund (1)
Fidelity Variable Insurance Products - Growth Portfolio (1)	VanEck Worldwide Insurance Trust - Emerging Markets Fund (1)
Fidelity Variable Insurance Products - Overseas Portfolio (1)	VanEck Worldwide Insurance Trust - Emerging Markets Bond Fund (1)
Fidelity Variable Insurance Products - Mid Cap Portfolio (1)	Janus Henderson Series - Global Technology and Innovation Portfolio (1)
Fidelity Variable Insurance Products - Asset Manager Portfolio (1)	Janus Henderson Series - Overseas Portfolio (1)

PricewaterhouseCoopers LLP, Hub Tower, 699 Walnut Street, Des Moines, Iowa 50309 T: (515) 246 3800, www.pwc.com/us

Fidelity Variable Insurance Products - Investment Grade Bond Portfolio (2)	Janus Henderson Series - Research Portfolio (1)
Fidelity Variable Insurance Products - Index 500 Portfolio (1)	Janus Henderson Series - Enterprise Services Portfolio (1)
Fidelity Variable Insurance Products - Contrafund Portfolio (1)	Janus Henderson Series - Global Research Portfolio (1)
Fidelity Variable Insurance Products - Asset Manager: Growth Portfolio (1)	Janus Henderson Series - Mid Cap Value Portfolio (1)
Fidelity Variable Insurance Products - Balanced Portfolio (1)	Janus Henderson Series - Balanced Portfolio (1)
Fidelity Variable Insurance Products - Growth & Income Portfolio (1)	Janus Henderson Series - Flexible Bond Portfolio (1)
Fidelity Variable Insurance Products - Growth Opportunities Portfolio (1)	PIMCO Variable Insurance Trust - Total Return Portfolio (1)
Fidelity Variable Insurance Products - Value Strategies Portfolio (1)	PIMCO Variable Insurance Trust - Low Duration Portfolio (1)
Fidelity Variable Insurance Products - Strategic Income Portfolio (1)	PIMCO Variable Insurance Trust - High Yield Portfolio (1)
Fidelity Variable Insurance Products - Emerging Markets Portfolio (1)	PIMCO Variable Insurance Trust - Real Return Portfolio (1)
Fidelity Variable Insurance Products - Real Estate Portfolio (1)	PIMCO Variable Insurance Trust - All Asset Portfolio (1)
Fidelity Variable Insurance Products - Funds Manager 50% Portfolio (1)	PIMCO Variable Insurance Trust - Global Managed Asset Allocation Portfolio (1)

Fidelity Variable Insurance Products - Funds Manager 70% Portfolio (1)	PIMCO Variable Insurance Trust - Short-Term Portfolio (1)
Fidelity Variable Insurance Products - Funds Manager 85% Portfolio (1)	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio (1)
Fidelity Variable Insurance Products - Government Money Market Portfolio Service Class 2 (1)	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (1)
Fidelity Variable Insurance Products - International Capital Appreciation Portfolio (1)	PIMCO Variable Insurance Trust - Commodity Real Return Strategy Portfolio (1)
American Century Variable Portfolios, Inc. - Balanced Fund (1)	PIMCO Variable Insurance Trust - International Bond (USD-Hedged) Portfolio (1)
American Century Variable Portfolios, Inc. - Capital Appreciation Fund (1)	PIMCO Variable Insurance Trust - Dynamic Bond Adv Portfolio (1)
American Century Variable Portfolios, Inc. - International Fund (1)	PIMCO Variable Insurance Trust - Income Advisor Portfolio (1)
American Century Variable Portfolios, Inc. - Value Fund (1)	Goldman Sachs Variable Insurance Trust - Small Cap Equity Insights Fund (1)
American Century Variable Portfolios, Inc. - Disciplined Core Value Fund (1)	Goldman Sachs Variable Insurance Trust - Large Cap Value Fund (1)
American Century Variable Portfolios, Inc. - Inflation Protection Fund (1)	Goldman Sachs Variable Insurance Trust - Mid Cap Value Fund (1)
American Century Variable Portfolios, Inc. - Large Company Value Fund (1)	Neuberger Berman Advisors Management Trust - Mid-Cap Growth Portfolio (1)
American Century Variable Portfolios, Inc. - Mid Cap Value Fund (1)	Neuberger Berman Advisors Management Trust - AMT Mid Cap Intrinsic Value Portfolio (1)

American Century Variable Portfolios, Inc. - Ultra Fund (1)	BNY Mellon Variable Investment Fund - Appreciation Portfolio (1)
MFS Variable Insurance Trust - Research Series (1)	BNY Mellon Variable Investment Fund - Sustainable U.S. Equity Portfolio (1)
MFS Variable Insurance Trust - Growth Series (1)	Morgan Stanley Variable Institutional Funds - Emerging Markets Debt Portfolio (1)
MFS Variable Insurance Trust - Investors Trust Series (1)	Morgan Stanley Variable Institutional Funds - Emerging Markets Equity Portfolio (1)
MFS Variable Insurance Trust - New Discovery Series (1)	Morgan Stanley Variable Institutional Funds - Discovery Portfolio (1)
MFS Variable Insurance Trust - Corporate Bond Portfolio (1)	Morgan Stanley Variable Institutional Funds - U.S. Real Estate Portfolio (1)
MFS Variable Insurance Trust - Emerging Markets Equity Portfolio (1)	Northern Lights Variable Trust - Power Dividend Index Fund (1)
MFS Variable Insurance Trust - Technology Portfolio (1)	AB Variable Products Series - Dynamic Asset Allocation Portfolio (1)
MFS Variable Insurance Trust - Global Tactical Allocation Portfolio (1)	AB Variable Products Series - Small Cap Growth Portfolio (1)
MFS Variable Insurance Trust - International Intrinsic Value Portfolio (1)	AB Variable Products Series - Small Mid Cap Value Portfolio (1)
MFS Variable Insurance Trust - Utilities Series Portfolio (1)	BlackRock Variable Series Fund, Inc. - Basic Value Fund (1)
MFS Variable Insurance Trust - Blended Research Core Equity Portfolio (1)	BlackRock Variable Series Fund, Inc. - Capital Appreciation Fund (1)

MFS Variable Insurance Trust - Global Real Estate Portfolio (1)	BlackRock Variable Series Fund, Inc. - Equity Dividend Fund (1)
Lord Abbett Series Fund, Inc. - Growth & Income Portfolio (1)	BlackRock Variable Series Fund, Inc. - Global Allocation Fund (1)
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio (1)	BlackRock Variable Series Fund, Inc. - Advantage Large Cap Core Fund (1)
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio (1)	BlackRock Variable Series Fund, Inc. - Large Cap Focus Growth Fund (1)
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio (1)	BlackRock Variable Series Fund, Inc. - 60/40 Target Allocation ETF Fund (1)
Lord Abbett Series Fund, Inc. - Developing Growth Portfolio (1)	BlackRock Variable Series Fund, Inc. - Total Return Portfolio (1)
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio (1)	BlackRock Variable Series Fund, Inc. - S&P 500 Portfolio (1)
Alger Fund - LargeCap Growth Portfolio (1)	Columbia Variable Portfolio - Contrarian Core 2 Portfolio (1)
Alger Fund - MidCap Growth Portfolio (1)	Columbia Variable Portfolio - Dividend Opportunity Portfolio (1)
Alger Fund - Capital Appreciation Portfolio (1)	Columbia Variable Portfolio - Emerging Markets Bond Portfolio (1)
Alger Fund - SmallCap Growth Portfolio (1)	Columbia Variable Portfolio - High Yield Portfolio (1)
Alger Fund - Capital Appreciation Portfolio Class S (1)	Columbia Variable Portfolio - Select Large-Cap Value Portfolio (1)

Calvert Variable Series, Inc. - Mid Cap Growth Portfolio (1)	Columbia Variable Portfolio - Seligman Global Tech Portfolio (1)
Calvert Variable Series, Inc. - S&P 500 Index Portfolio (1)	Columbia Variable Portfolio - US Government Mortgage Portfolio (1)
Calvert Variable Series, Inc. - SRI Balanced Portfolio (1)	Columbia Variable Portfolio - Strategic Income Portfolio (1)
Invesco Variable Insurance Funds - Technology Fund (1)	Columbia Variable Portfolio - Emerging Markets Portfolio (2)
Invesco Variable Insurance Funds - Diversified Dividend Fund (2)	DWS Variable Insurance Portfolios - Equity 500 Index Portfolio (1)
Invesco Variable Insurance Funds - Health Care Fund (1)	DWS Variable Insurance Portfolios - Small Cap Index Portfolio (1)
Invesco Variable Insurance Funds - Global Real Estate Fund (1)	DWS Variable Insurance Portfolios - Alternative Asset Allocation Portfolio (1)
Invesco Variable Insurance Funds - International Equity Fund (1)	DWS Variable Insurance Portfolios - Global Small Cap Portfolio (1)
Invesco Variable Insurance Funds - Main Street Mid Cap Fund (1)	DWS Variable Insurance Portfolios - Small Mid Cap Value Portfolio (1)
Invesco Variable Insurance Funds - Core Bond Fund (1)	DWS Variable Insurance Portfolios - CROCI US Portfolio (1)
Invesco Variable Insurance Funds - Discovery Mid Cap Growth Fund (1)	DWS Variable Insurance Portfolios - High Income Portfolio (2)
Invesco Variable Insurance Funds - Global Fund (1)	Eaton Vance Variable Trust - Floating Rate Income Portfolio (1)

Invesco Variable Insurance Funds - Main Street Fund (1)	Delaware Variable Insurance Portfolios - Total Return Portfolio (1)
Invesco Variable Insurance Funds - Main Street Small Cap Fund (1)	Delaware Variable Insurance Portfolios - International Portfolio (1)
Invesco Variable Insurance Funds - Balanced-Risk Allocation Fund (2)	Delaware Variable Insurance Portfolios - Opportunity Portfolio (1)
Invesco Variable Insurance Funds - Core Plus Bond Fund (2)	Franklin Templeton Variable Insurance Products Trust - Mutual Shares Fund (1)
Invesco Variable Insurance Funds - Equity and Income Fund (2)	Franklin Templeton Variable Insurance Products Trust - Income Fund (1)
Invesco Variable Insurance Funds - Small Cap Equity Fund (2)	Franklin Templeton Variable Insurance Products Trust - Global Bond Fund (1)
Invesco Variable Insurance Funds - Equally Weighted S&P 500 Fund (3)	Franklin Templeton Variable Insurance Products Trust - Foreign Fund (1)
Invesco Variable Insurance Funds - Growth and Income Portfolio (1)	Franklin Templeton Variable Insurance Products Trust - Developing Markets Fund (1)
Invesco Variable Insurance Funds - American Value Fund (1)	Franklin Templeton Variable Insurance Products Trust - Mutual Global Discovery Fund (1)
J.P. Morgan Series Trust II - Core Bond Portfolio (1)	Franklin Templeton Variable Insurance Products Trust - Rising Dividends Fund (1)
J.P. Morgan Series Trust II - Small Cap Core Portfolio (1)	Franklin Templeton Variable Insurance Products Trust - DynaTech 2 Fund (3)
Rydex Variable Trust - Nova Fund (1)	Franklin Templeton Variable Insurance Products Trust - Multi-Asset Dynamic Multi-Strategy Portfolio (6)

Rydex Variable Trust - NASDAQ-100 Fund (1)	Delaware Ivy Variable Insurance Portfolios - Asset Strategy Portfolio (1)
Rydex Variable Trust - U.S. Government Money Market Fund (1)	Delaware Ivy Variable Insurance Portfolios - Balanced Portfolio (1)
Rydex Variable Trust - Inverse S&P 500 Strategy Fund (1)	Delaware Ivy Variable Insurance Portfolios - Global Value Equity Portfolio (1)
Rydex Variable Trust - Inverse NASDAQ-100 Strategy Fund (1)	Delaware Ivy Variable Insurance Portfolios - Energy Portfolio (1)
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund (1)	Delaware Ivy Variable Insurance Portfolios - Global Bond Portfolio (5)
Rydex Variable Trust - Government Long Bond 1.2x Strategy (1)	Delaware Ivy Variable Insurance Portfolios - Natural Resources Portfolio (1)
Rydex Variable Trust - NASDAQ-100 2x Strategy Fund (1)	Delaware Ivy Variable Insurance Portfolios - Growth Portfolio (1)
Rydex Variable Trust - Inverse Dow 2x Strategy Fund (1)	Delaware Ivy Variable Insurance Portfolios - High Income Portfolio (1)
Rydex Variable Insurance Funds - Biotechnology Fund (1)	Delaware Ivy Variable Insurance Portfolios - International Core Equity Portfolio (1)
Rydex Variable Insurance Funds - S&P 500 Pure Growth Fund (1)	Delaware Ivy Variable Insurance Portfolios - Global Growth Portfolio (1)
Rydex Variable Insurance Funds - S&P MidCap 400 Pure Growth Fund (1)	Delaware Ivy Variable Insurance Portfolios - Mid Cap Growth Portfolio (1)
Guggenheim Variable Insurance Funds - Long Short Equity Fund (1)	Delaware Ivy Variable Insurance Portfolios - Science and Technology Portfolio (1)

Guggenheim Variable Insurance Funds - Multi- Hedge Strategies Fund (1)	Delaware Ivy Variable Insurance Portfolios - Small Cap Growth Portfolio (1)
Guggenheim Variable Insurance Funds - Global Managed Futures Strategy Fund (1)	Delaware Ivy Variable Insurance Portfolios - SMID Cap Core Portfolio (1)
Guggenheim Variable Insurance Funds - Small Cap Value Fund (1)	Lazard Retirement Series, Inc. - International Equity Portfolio (1)
ProFunds VP - Profund Access VP High Yield Fund (1)	Lazard Retirement Series, Inc. - Global Dynamic Multi Asset Portfolio (1)
ProFunds VP - Asia 30 (1)	Legg Mason Partners Variable Equity Trust - Western Asset Variable Global High Yield Bond Portfolio (1)
ProFunds VP - Banks (1)	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Mid Cap Portfolio (1)
ProFunds VP - Basic Materials (1)	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio (1)
ProFunds VP - Bear (1)	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio (1)
ProFunds VP - Biotechnology (1)	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio (1)
ProFunds VP - Bull (1)	Legg Mason Partners Variable Equity Trust - Western Asset Variable Core Bond Plus Portfolio (1)

ProFunds VP - Consumer Goods (1)	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Growth Portfolio (1)
ProFunds VP - Consumer Services (1)	Pioneer Variable Contracts Trust - Fund Portfolio (1)
ProFunds VP - Dow 30 (1)	Pioneer Variable Contracts Trust - Bond Portfolio (1)
ProFunds VP - Emerging Markets (1)	Pioneer Variable Contracts Trust - Strategic Income Portfolio (1)
ProFunds VP - Europe 30 (1)	Pioneer Variable Contracts Trust - Equity Income Portfolio (1)
ProFunds VP - Falling U.S. Dollar (1)	Pioneer Variable Contracts Trust - High Yield Portfolio (1)
ProFunds VP - Financials (1)	Prudential Series Funds - PGIM Jennison Focused Blend Portfolio (1)
ProFunds VP - Health Care (1)	Prudential Series Funds - Natural Resources Portfolio (1)
ProFunds VP - Industrials (1)	Prudential Series Funds - Mid-Cap Growth Portfolio (1)
ProFunds VP - International (1)	Royce Capital Fund - Micro-Cap Portfolio (1)
ProFunds VP - Internet (1)	Royce Capital Fund - Small Cap Portfolio (1)
ProFunds VP - Japan (1)	Alps Fund - Alerian Energy Infrastructure Portfolio (1)

ProFunds VP - Large-Cap Growth (1)	Alps Fund - Red Rocks Global Opportunity Portfolio (1)
ProFunds VP - Large-Cap Value (1)	American Funds IS - Asset Allocation Fund (1)
ProFunds VP - Mid-Cap (1)	American Funds IS - Washington Mutual Investors Fund (1)
ProFunds VP - Mid-Cap Growth (1)	American Funds IS - Ultra-Short Bond Fund (1)
ProFunds VP - Mid-Cap Value (1)	American Funds IS - Capital Income Builder Fund (1)
ProFunds VP - Government Money Market (1)	American Funds IS - Global Growth Fund (1)
ProFunds VP - Oil & Gas (1)	American Funds IS - Capital World Growth and Income Fund (1)
ProFunds VP - NASDAQ-100 (1)	American Funds IS - Global Small Capitalization Fund (1)
ProFunds VP - Pharmaceuticals (1)	American Funds IS - Growth Fund (1)
ProFunds VP - Precious Metals (1)	American Funds IS - Growth-Income Fund (1)
ProFunds VP - Real Estate (1)	American Funds IS - International Fund (1)
ProFunds VP - Rising Rates Opportunity (1)	American Funds IS - International Growth and Income Fund (1)
ProFunds VP - Semiconductor (1)	American Funds IS - New World Fund (1)
ProFunds VP - Short Dow 30 (1)	American Funds IS - U.S. Government Securities Fund (1)

ProFunds VP - Short Emerging Markets (1)	Invesco Oppenheimer - International Growth Fund (1)
ProFunds VP - Short International (1)	T. Rowe Price - Blue Chip Growth Portfolio (1)
ProFunds VP - Short Mid-Cap (1)	T. Rowe Price - Health Sciences Portfolio (1)
ProFunds VP - Short NASDAQ-100 (1)	John Hancock Variable Insurance Trust - Financial Industries Portfolio (1)
ProFunds VP - Short Small-Cap (1)	John Hancock Variable Insurance Trust - Fundamental All Cap Core Portfolio (1)
ProFunds VP - Small-Cap (1)	John Hancock Variable Insurance Trust - Select Bond Portfolio (1)
ProFunds VP - Small-Cap Growth (1)	John Hancock Variable Insurance Trust - Strategic Income Opportunities Portfolio (1)
ProFunds VP - Small-Cap Value (1)	Federated Hermes - High Income Bond Portfolio (1)
ProFunds VP - Technology (1)	Federated Hermes - Kaufmann Portfolio (1)
ProFunds VP - Telecommunications (1)	Federated Hermes - Managed Volatility Portfolio (1)
ProFunds VP - U.S. Government Plus (1)	Principal Variable Contracts - Blue Chip Fund (2)
ProFunds VP - UltraBull (1)	Principal Variable Contracts - Equity Income Fund (2)
ProFunds VP - UltraMid-Cap (1)	Principal Variable Contracts - Diversified Balance Fund (2)

ProFunds VP - UltraNASDAQ-100 (1)	Principal Variable Contracts - Diversified Growth Fund (2)
ProFunds VP - UltraShort Dow 30 (1)	Principal Variable Contracts - Diversified Income Fund (2)
ProFunds VP - UltraShort NASDAQ-100 (1)	Northern Lights Variable Trust - Power Income Fund (4)

(1) Statements of operations for the year ended December 31, 2022, and statements of changes in net assets for the years ended December 31, 2022, and 2021.

(2) Statement of operations for the year ended December 31, 2022, and Statements of changes in net assets for the year ended December 31, 2022, and the period May 1, 2021 (date of introduction) through December 31, 2021.

(3) Statement of operations for the year ended December 31, 2022, and Statements of changes in net assets for the year ended December 31, 2022, and the period August 2, 2021 (date of introduction) through December 31, 2021.

(4) Statements of changes in net assets for the period January 1, 2021, through March 18, 2021 (date of liquidation)

(5) Statements of operations for the period January 1, 2022, through April 27, 2022 (date of liquidation), and Statements of changes in net assets for the period January 1, 2022, through April 27, 2022, and the year ended December 31, 2021.

(6) Statements of operations for the period January 1, 2022, through August 19, 2022 (date of liquidation), and Statements of changes in net assets for the period January 1, 2022, through August 19, 2022, and the year ended December 31, 2021.

Basis for Opinions

These financial statements are the responsibility of the Midland National Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Midland National Life Insurance Company Separate Account C based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Midland National Life Insurance Company Separate Account C in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022, by correspondence with, the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

Des Moines, IA
April 14, 2023

We have served as the auditor of one or more of the subaccounts of Midland National Life Insurance Company Separate Account C since 1993.

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets
December 31, 2022

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Fidelity Variable Insurance Products
Government Money Market Portfolio	9,601,795	$9,601,795	$9,601,795
High Income Portfolio	998,307	5,043,166	4,226,913
Equity-Income Portfolio	286,873	6,372,763	6,621,979
Growth Portfolio	102,027	7,805,529	7,258,377
Overseas Portfolio	231,661	5,246,807	4,973,491
Mid Cap Portfolio	501,851	17,592,542	15,717,066
Asset Manager Portfolio	60,799	911,453	859,857
Investment Grade Bond Portfolio	362,412	4,536,879	3,823,171
Index 500 Portfolio	52,903	14,059,319	19,650,780
Contrafund Portfolio	934,676	37,505,206	34,343,886
Asset Manager: Growth Portfolio	42,013	793,765	782,749
Balanced Portfolio	153,097	2,985,174	2,909,180
Growth & Income Portfolio	93,942	2,104,006	2,221,263
Growth Opportunities Portfolio	641,283	39,773,734	25,629,581
Value Strategies Portfolio	227,858	3,192,404	3,313,053
Strategic Income Portfolio	1,365,492	15,483,637	13,518,369
Emerging Markets Portfolio	491,601	6,379,487	4,847,182
Real Estate Portfolio	1,004,954	18,614,786	16,300,362
Funds Manager 50% Portfolio	650,370	7,959,125	6,685,802
Funds Manager 70% Portfolio	424,917	5,302,762	4,533,866
Funds Manager 85% Portfolio	163,317	1,992,715	1,698,499
Government Money Market Portfolio Service Class 2	10,859,494	10,859,494	10,859,494
International Capital Appreciation Portfolio	227,076	4,595,941	3,744,480
American Century Variable Portfolios, Inc.
Balanced Fund	652,246	5,219,055	4,370,046
Capital Appreciation Fund	131,726	1,920,166	1,554,367
International Fund	264,154	2,932,454	2,513,047
Value Fund	6,300,398	72,371,423	78,502,176
Disciplined Core Value Fund	777,498	7,179,420	5,581,814
Inflation Protection Fund	916,672	9,764,904	8,589,219
Large Company Value Fund	78,761	1,450,371	1,449,982
Mid Cap Value Fund	1,826,211	38,478,819	38,660,896
Ultra Fund	310,400	7,608,136	5,798,287
MFS Variable Insurance Trust
Research Series	12,526	445,588	345,456
Growth Series	26,756	1,624,478	1,263,463
Investors Trust Series	13,291	441,850	424,738
New Discovery Series	711,614	10,680,530	6,468,801
Corporate Bond Portfolio	519,195	6,043,474	4,641,603
Emerging Markets Equity Portfolio	387,297	5,778,405	4,333,857
Technology Portfolio	328,180	8,421,291	5,976,160
Global Tactical Allocation Portfolio	88,135	1,304,188	1,120,198
International Intrinsic Value Portfolio	482,073	14,193,593	12,895,443
Utilities Series Portfolio	440,262	15,295,958	15,660,116
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets
December 31, 2022

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Blended Research Core Equity Portfolio	73,899	4,246,693	3,459,958
Global Real Estate Portfolio	56,974	1,086,485	873,404
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	48,431	1,698,742	1,588,535
Mid-Cap Stock Portfolio	60,922	1,485,651	1,406,074
Bond-Debenture Portfolio	2,584,179	31,275,942	26,358,622
Fundamental Equity Portfolio	133,767	2,319,230	2,027,903
Developing Growth Portfolio	177,625	7,195,503	3,934,395
Short Duration Income Portfolio	1,382,326	19,344,505	17,956,408
Alger Fund
LargeCap Growth Portfolio	76,599	5,369,304	3,604,009
MidCap Growth Portfolio	243,382	5,837,721	3,329,477
Capital Appreciation Portfolio	38,336	3,207,716	2,095,083
SmallCap Growth Portfolio	37,385	861,354	530,498
Capital Appreciation Portfolio Class S	654,996	49,720,722	31,891,779
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	109,413	3,234,900	2,501,167
S&P 500 Index Portfolio	8,323	1,332,441	1,221,541
SRI Balanced Portfolio	2,718,139	6,669,073	5,599,365
Invesco Variable Insurance Funds
Technology Fund	46,880	998,479	590,218
Diversified Dividend Fund	131,884	3,645,599	3,273,278
Health Care Fund	39,727	1,103,660	999,125
Global Real Estate Fund	6,658	99,339	84,692
International Equity Fund	6,326	224,442	179,775
Main Street Mid Cap Fund	24,543	248,878	201,986
Core Bond Fund	—	—	—
Discovery Mid Cap Growth Fund	103,686	8,029,363	4,962,407
Global Fund	190,165	7,860,301	5,761,990
Main Street Fund	541,147	12,474,073	8,517,650
Main Street Small Cap Fund	313,092	8,289,539	7,063,355
Balanced-Risk Allocation Fund	54,130	496,412	431,417
Core Plus Bond Fund	789,001	4,562,151	4,339,505
Equity and Income Fund	328,581	6,039,700	5,273,689
Small Cap Equity Fund	162,361	2,942,137	2,212,976
Equally Weighted S&P 500 Fund	159,920	4,206,785	3,924,433
Growth and Income Portfolio	23,013	449,376	454,958
American Value Fund	7,272	117,620	112,569
J.P. Morgan Series Trust II
Core Bond Portfolio	141,394	1,589,666	1,367,281
Small Cap Core Portfolio	108,400	2,310,113	1,946,867
Rydex Variable Trust
Nova Fund	4,723	530,598	560,713
NASDAQ-100 Fund	16,394	940,109	758,701
U.S. Government Money Market Fund	255,615	255,615	255,615

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets
December 31, 2022

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Inverse S&P 500 Strategy Fund	2,669	114,496	96,789
Inverse NASDAQ-100 Strategy Fund	1,736	39,862	44,147
Inverse Government Long Bond Strategy Fund	123	10,620	12,170
Government Long Bond 1.2x Strategy	4,033	167,460	89,929
NASDAQ-100 2x Strategy Fund	—	—	—
Inverse Dow 2x Strategy Fund	—	—	—
Rydex Variable Insurance Funds
Biotechnology Fund	40,713	3,860,852	3,230,976
S&P 500 Pure Growth Fund	123,749	6,520,020	5,147,948
S&P MidCap 400 Pure Growth Fund	42,435	1,551,161	1,217,030
Guggenheim Variable Insurance Funds
Long Short Equity Fund	46,706	657,862	704,791
Multi-Hedge Strategies Fund	54,623	1,385,468	1,394,523
Global Managed Futures Strategy Fund	74,140	1,360,500	1,302,644
Small Cap Value Fund	117,771	4,950,098	4,979,366
ProFunds VP
Profund Access VP High Yield Fund	1,293	34,255	30,492
Asia 30	1,506	91,039	53,404
Banks	969	27,450	24,342
Basic Materials	482	33,234	36,813
Bear	444	10,166	7,558
Biotechnology	3,193	226,856	225,765
Bull	7,715	473,870	375,561
Consumer Goods	2,566	143,705	128,880
Consumer Services	1,410	93,643	73,842
Dow 30	7,757	178,052	140,786
Emerging Markets	1,258	32,257	31,482
Europe 30	1,536	35,985	34,588
Falling U.S. Dollar	1,412	22,400	21,315
Financials	433	19,789	18,271
Health Care	3,954	294,893	294,366
Industrials	800	66,888	66,410
International	1,788	37,966	31,847
Internet	11,571	336,713	189,769
Japan	764	39,072	37,037
Large-Cap Growth	13,050	815,343	621,851
Large-Cap Value	11,778	523,018	531,311
Mid-Cap	7,059	130,822	103,630
Mid-Cap Growth	8,483	344,478	269,330
Mid-Cap Value	2,688	112,321	106,204
Government Money Market	3,107,312	3,107,312	3,107,312
Oil & Gas	5,186	176,341	229,703
NASDAQ-100	5,692	290,149	217,490
Pharmaceuticals	1,489	55,325	55,552
Precious Metals	11,220	315,281	280,844

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets
December 31, 2022

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Real Estate	1,066	66,295	57,791
Rising Rates Opportunity	396	19,521	17,427
Semiconductor	1,649	111,197	108,566
Short Dow 30	70	1,680	1,638
Short Emerging Markets	—	—	—
Short International	199	6,544	5,620
Short Mid-Cap	180	1,459	1,494
Short NASDAQ-100	—	—	—
Short Small-Cap	80	3,078	2,105
Small-Cap	4,737	169,551	141,401
Small-Cap Growth	5,036	168,236	135,053
Small-Cap Value	2,188	98,973	87,148
Technology	4,501	288,642	218,789
Telecommunications	84	2,610	2,455
U.S. Government Plus	4,666	113,988	61,920
UltraBull	28,684	879,172	592,893
UltraMid-Cap	10,626	406,623	304,760
UltraNASDAQ-100	21,003	509,160	301,598
UltraShort Dow 30	87	373	346
UltraShort NASDAQ-100	18	1,321	306
UltraSmall-Cap	7,658	126,723	86,384
Utilities	4,769	208,921	197,910
VanEck Worldwide Insurance Trust
Global Resources Fund	277,548	7,009,415	7,704,996
Emerging Markets Fund	92,807	1,223,708	807,421
Emerging Markets Bond Fund	47,878	391,448	341,850
Janus Henderson Series
Global Technology and Innovation Portfolio	842,775	13,710,272	8,773,284
Overseas Portfolio	29,597	1,098,323	1,087,968
Research Portfolio	4,946	196,268	149,236
Enterprise Services Portfolio	504,326	37,047,311	31,661,580
Global Research Portfolio	30,363	1,777,042	1,469,892
Mid Cap Value Portfolio	272,810	4,319,213	4,266,745
Balanced Portfolio	1,807,918	80,929,267	76,782,262
Flexible Bond Portfolio	677,590	8,937,793	7,446,718
PIMCO Variable Insurance Trust
Total Return Portfolio	3,441,789	37,818,138	30,907,266
Low Duration Portfolio	3,168,446	32,147,843	30,036,870
High Yield Portfolio	1,275,069	9,286,043	8,632,214
Real Return Portfolio	2,046,173	26,571,742	23,530,989
All Asset Portfolio	338,528	3,627,296	2,965,503
Global Managed Asset Allocation Portfolio	104,660	1,205,267	890,660
Short-Term Portfolio	5,610,066	57,342,024	56,661,671
Emerging Markets Bond Portfolio	164,704	2,059,122	1,655,280
Global Bond Opportunities Portfolio	11,264	122,360	106,448

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets
December 31, 2022

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Commodity Real Return Strategy Portfolio	1,115,179	8,908,583	7,817,404
International Bond (USD-Hedged) Portfolio	263,474	2,856,319	2,505,641
Dynamic Bond Adv Portfolio	249,057	2,483,644	2,094,573
Income Advisor Portfolio	3,221,898	34,364,877	31,220,196
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	122,025	1,488,140	1,269,059
Large Cap Value Fund	66,430	625,754	554,027
Mid Cap Value Fund	208,913	3,368,015	3,110,709
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	27,597	771,153	536,207
AMT Mid Cap Intrinsic Value Portfolio	20,111	361,836	305,694
BNY Mellon Variable Investment Fund
Appreciation Portfolio	9,830	364,505	307,878
Sustainable U.S. Equity Portfolio	343	12,791	14,050
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	3,984	26,214	21,233
Emerging Markets Equity Portfolio	9,698	134,523	115,114
Discovery Portfolio	12,847	110,527	36,101
U.S. Real Estate Portfolio	3,765	64,338	48,527
Northern Lights Variable Trust
Power Dividend Index Fund	48,061	630,382	710,822
AB Variable Products Series
Dynamic Asset Allocation Portfolio	307,329	3,456,744	2,424,823
Small Cap Growth Portfolio	2,772	39,541	18,765
Small Mid Cap Value Portfolio	374,769	7,400,602	6,142,464
BlackRock Variable Series Fund, Inc.
Basic Value Fund	335,094	4,507,135	3,890,440
Capital Appreciation Fund	69,480	617,759	400,206
Equity Dividend Fund	2,671,877	30,722,361	27,039,392
Global Allocation Fund	1,025,405	15,151,826	12,171,555
Advantage Large Cap Core Fund	22,897	544,061	405,050
Large Cap Focus Growth Fund	696,019	12,989,486	8,526,239
60/40 Target Allocation ETF Fund	654,269	8,573,965	7,596,065
Total Return Portfolio	146,778	1,773,126	1,457,503
S&P 500 Portfolio	62,969	1,536,877	1,535,810
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	218,281	7,067,672	7,037,375
Dividend Opportunity Portfolio	273,942	9,010,258	9,903,002
Emerging Markets Bond Portfolio	561,078	5,345,721	4,219,308
High Yield Portfolio	779,569	5,092,635	4,435,748
Select Large-Cap Value Portfolio	195,253	6,901,382	6,954,925
Seligman Global Tech Portfolio	515,042	13,253,760	9,038,981
US Government Mortgage Portfolio	108,607	1,100,653	941,623
Strategic Income Portfolio	379,557	1,522,254	1,313,268
Emerging Markets Portfolio	28,075	432,773	247,339

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets
December 31, 2022

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	1,707,244	41,059,263	39,215,391
Small Cap Index Portfolio	587,068	8,903,055	7,115,261
Alternative Asset Allocation Portfolio	87,710	1,176,806	1,138,480
Global Small Cap Portfolio	24,508	228,838	198,267
Small Mid Cap Value Portfolio	305,756	3,736,007	3,889,214
CROCI US Portfolio	11,485	161,811	151,484
High Income Portfolio	62,363	341,185	333,640
Eaton Vance Variable Trust
Floating Rate Income Portfolio	2,262,634	20,004,772	19,096,634
Delaware Variable Insurance Portfolios
Total Return Portfolio	10,704	125,420	121,815
International Portfolio	66,470	1,227,196	993,062
Opportunity Portfolio	495,261	7,537,310	8,087,611
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	298,559	4,982,038	4,526,155
Income Fund	1,702,003	26,108,421	25,070,503
Global Bond Fund	1,979,529	29,760,249	24,704,524
Foreign Fund	2,833,867	37,872,526	34,488,163
Developing Markets Fund	324,668	2,988,892	2,422,020
Mutual Global Discovery Fund	280,388	4,716,280	4,657,252
Rising Dividends Fund	958,014	26,221,984	25,895,128
DynaTech 2 Fund	666,805	2,732,506	1,980,410
Multi-Asset Dynamic Multi-Strategy Portfolio	—	—	—
Delaware Ivy Variable Insurance Portfolios
Asset Strategy Portfolio	322,409	2,898,238	2,530,912
Balanced Portfolio	1,258,977	8,022,942	5,904,604
Global Value Equity Portfolio	204,618	1,139,063	902,366
Energy Portfolio	333,808	1,116,648	1,692,405
Global Bond Portfolio	—	—	—
Natural Resources Portfolio	134,882	496,081	643,386
Growth Portfolio	356,237	3,679,791	2,839,211
High Income Portfolio	3,259,223	10,502,466	9,191,008
International Core Equity Portfolio	421,395	6,565,417	5,979,593
Global Growth Portfolio	202,935	688,369	675,775
Mid Cap Growth Portfolio	933,329	12,809,098	8,838,626
Science and Technology Portfolio	667,619	18,902,891	11,649,955
Small Cap Growth Portfolio	634,486	5,452,724	3,832,297
SMID Cap Core Portfolio	849,202	10,921,558	9,460,115
Lazard Retirement Series, Inc.
International Equity Portfolio	123,139	1,171,339	978,957
Global Dynamic Multi Asset Portfolio	91,348	1,222,886	1,045,022
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	304,283	2,215,669	1,825,701
ClearBridge Variable Mid Cap Portfolio	662,092	15,949,622	13,354,399

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets
December 31, 2022

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
ClearBridge Variable Dividend Strategy Portfolio	1,769,569	38,711,721	37,656,434
ClearBridge Variable Small Cap Growth Portfolio	259,882	7,801,040	6,078,639
ClearBridge Variable Aggressive Growth Portfolio	46,801	1,180,937	694,061
Western Asset Variable Core Bond Plus Portfolio	14,328,269	82,466,435	69,205,540
ClearBridge Variable Large Cap Growth Portfolio	766,587	25,185,261	20,483,212
Pioneer Variable Contracts Trust
Fund Portfolio	103,847	1,702,589	1,369,738
Bond Portfolio	4,922,555	53,982,910	45,533,637
Strategic Income Portfolio	1,403,511	13,904,640	11,915,805
Equity Income Portfolio	769,798	12,210,839	11,893,373
High Yield Portfolio	82,061	750,149	637,612
Prudential Series Funds
PGIM Jennison Focused Blend Portfolio	9,871	237,798	400,670
Natural Resources Portfolio	24,652	875,093	981,876
Mid-Cap Growth Portfolio	5,932	98,416	122,800
Royce Capital Fund
Micro-Cap Portfolio	40,827	425,455	305,792
Small Cap Portfolio	854,459	6,813,229	6,989,474
Alps Fund
Alerian Energy Infrastructure Portfolio	543,488	5,356,378	5,380,535
Red Rocks Global Opportunity Portfolio	159,275	2,115,310	1,509,929
American Funds IS
Asset Allocation Fund	4,448,418	108,283,266	96,708,599
Washington Mutual Investors Fund	3,823,028	51,849,373	47,176,162
Ultra-Short Bond Fund	2,551,980	28,090,367	28,199,374
Capital Income Builder Fund	1,686,727	17,948,941	18,486,524
Global Growth Fund	772,336	28,218,463	22,791,648
Capital World Growth and Income Fund	1,510,454	21,268,277	17,143,652
Global Small Capitalization Fund	373,731	8,696,862	5,710,606
Growth Fund	675,173	63,311,742	49,719,774
Growth-Income Fund	1,154,450	62,165,255	56,244,801
International Fund	637,314	12,662,779	9,553,337
International Growth and Income Fund	913,559	11,574,655	7,820,063
New World Fund	1,479,897	37,430,934	32,320,958
U.S. Government Securities Fund	2,278,773	24,818,477	22,468,698
Invesco Oppenheimer
International Growth Fund	11,050,043	27,128,816	19,669,076
T. Rowe Price
Blue Chip Growth Portfolio	1,613,293	65,070,218	47,156,557
Health Sciences Portfolio	555,899	29,174,492	29,195,820
John Hancock Variable Insurance Trust
Financial Industries Portfolio	243,755	3,456,164	2,695,933
Fundamental All Cap Core Portfolio	7,271	246,175	178,944
Select Bond Portfolio	25,907	365,806	297,416
Strategic Income Opportunities Portfolio	51,535	705,040	629,756

Midland National Life Insurance Company
Separate Account C
Statements of Net Assets
December 31, 2022

Assets:
Investments in portfolio shares, at fair value (Note 1):	Shares	Cost	Net Assets
Federated Hermes
High Income Bond Portfolio	288,864	1,745,271	1,533,867
Kaufmann Portfolio	365,822	7,166,081	5,022,734
Managed Volatility Portfolio	43,518	490,575	375,564
Principal Variable Contracts
Blue Chip Fund	42,611	443,002	374,973
Equity Income Fund	11,263	340,398	296,215
Diversified Balance Fund	41,147	662,729	553,425
Diversified Growth Fund	12,362	248,572	198,654
Diversified Income Fund	4,434	64,513	54,133

Midland National Life Insurance Company
Separate Account C
Statements of Operations
Year Ended December 31, 2022

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Fidelity Variable Insurance Products
Government Money Market Portfolio	$143,331	$—	$143,331	$126,847	$531	$127,378	$15,953	$—	$—	$—	$15,953
High Income Portfolio	227,877	—	227,877	61,965	440	62,405	165,472	(150,409)	(742,950)	(893,359)	(727,887)
Equity-Income Portfolio	121,449	228,891	350,340	92,495	1,598	94,093	256,247	70,672	(809,049)	(738,377)	(482,130)
Growth Portfolio	47,686	619,861	667,547	114,046	3,942	117,988	549,559	148,950	(3,334,363)	(3,185,413)	(2,635,854)
Overseas Portfolio	45,872	50,166	96,038	72,058	582	72,640	23,398	56,567	(1,860,625)	(1,804,058)	(1,780,660)
Mid Cap Portfolio	47,307	1,103,217	1,150,524	211,007	1,674	212,681	937,843	(167,704)	(3,898,564)	(4,066,268)	(3,128,425)
Asset Manager Portfolio	18,276	60,760	79,036	13,505	342	13,847	65,189	(4,310)	(228,821)	(233,131)	(167,942)
Investment Grade Bond Portfolio	87,431	194,650	282,081	50,424	516	50,940	231,141	(98,679)	(717,827)	(816,506)	(585,365)
Index 500 Portfolio	280,530	175,904	456,434	290,054	3,282	293,336	163,098	1,264,124	(6,464,868)	(5,200,744)	(5,037,646)
Contrafund Portfolio	116,095	1,896,235	2,012,330	509,073	4,460	513,533	1,498,797	1,228,594	(16,280,515)	(15,051,921)	(13,553,124)
Asset Manager: Growth Portfolio	14,875	53,662	68,537	11,859	337	12,196	56,341	17,654	(248,340)	(230,686)	(174,345)
Balanced Portfolio	36,752	207,418	244,170	42,034	333	42,367	201,803	52,165	(978,623)	(926,458)	(724,655)
Growth & Income Portfolio	35,839	45,571	81,410	31,633	764	32,397	49,013	17,792	(228,982)	(211,190)	(162,177)
Growth Opportunities Portfolio	—	5,295,731	5,295,731	372,003	2,822	374,825	4,920,906	(3,324,823)	(16,715,117)	(20,039,940)	(15,119,034)
Value Strategies Portfolio	30,050	159,795	189,845	48,027	135	48,162	141,683	175,334	(661,056)	(485,722)	(344,039)
Strategic Income Portfolio	485,115	15,921	501,036	193,682	1,028	194,710	306,326	(331,353)	(2,117,357)	(2,448,710)	(2,142,384)
Emerging Markets Portfolio	81,384	—	81,384	69,653	253	69,906	11,478	(130,953)	(1,230,094)	(1,361,047)	(1,349,569)
Real Estate Portfolio	228,926	627,582	856,508	261,536	1,610	263,146	593,362	(229,460)	(7,440,298)	(7,669,758)	(7,076,396)
Funds Manager 50% Portfolio	133,779	1,308,677	1,442,456	92,357	246	92,603	1,349,853	(77,872)	(2,538,358)	(2,616,230)	(1,266,377)
Funds Manager 70% Portfolio	70,546	890,260	960,806	61,178	437	61,615	899,191	(76,333)	(1,758,289)	(1,834,622)	(935,431)
Funds Manager 85% Portfolio	16,997	279,436	296,433	23,464	128	23,592	272,841	(39,367)	(594,774)	(634,141)	(361,300)
Government Money Market Portfolio Service Class 2	87,256	—	87,256	66,887	370	67,257	19,999	—	—	—	19,999
International Capital Appreciation Portfolio	3,372	191,368	194,740	42,109	241	42,350	152,390	(165,681)	(958,623)	(1,124,304)	(971,914)
American Century Variable Portfolios, Inc.
Balanced Fund	44,462	631,783	676,245	55,515	184	55,699	620,546	(177,538)	(1,298,663)	(1,476,201)	(855,655)
Capital Appreciation Fund	—	273,662	273,662	26,784	509	27,293	246,369	(135,297)	(882,491)	(1,017,788)	(771,419)
International Fund	37,196	431,660	468,856	41,256	314	41,570	427,286	(100,238)	(1,266,542)	(1,366,780)	(939,494)
Value Fund	1,563,289	6,502,135	8,065,424	1,044,380	6,073	1,050,453	7,014,971	3,313,001	(11,271,886)	(7,958,885)	(943,914)
Disciplined Core Value Fund	93,348	1,519,188	1,612,536	83,836	346	84,182	1,528,354	(555,706)	(1,988,949)	(2,544,655)	(1,016,301)
Inflation Protection Fund	569,300	61,159	630,459	140,318	414	140,732	489,727	(562,520)	(1,646,215)	(2,208,735)	(1,719,008)
Large Company Value Fund	21,543	51,103	72,646	19,411	—	19,411	53,235	5,804	(92,193)	(86,389)	(33,154)
Mid Cap Value Fund	815,889	5,164,856	5,980,745	507,289	2,331	509,620	5,471,125	333,517	(6,890,639)	(6,557,122)	(1,085,997)
Ultra Fund	—	735,927	735,927	97,162	267	97,429	638,498	47,821	(3,412,613)	(3,364,792)	(2,726,294)
MFS Variable Insurance Trust
Research Series	1,549	50,732	52,281	6,172	288	6,460	45,821	(9,518)	(134,574)	(144,092)	(98,271)
Growth Series	—	177,329	177,329	22,077	607	22,684	154,645	(55,446)	(796,634)	(852,080)	(697,435)
Investors Trust Series	2,082	49,192	51,274	6,674	80	6,754	44,520	(6,135)	(138,779)	(144,914)	(100,394)
New Discovery Series	—	2,543,064	2,543,064	91,346	907	92,253	2,450,811	(685,766)	(4,624,793)	(5,310,559)	(2,859,748)
Corporate Bond Portfolio	160,867	280,713	441,580	69,557	274	69,831	371,749	(338,644)	(1,194,853)	(1,533,497)	(1,161,748)
Emerging Markets Equity Portfolio	178,462	317,977	496,439	55,999	245	56,244	440,195	(124,991)	(1,404,150)	(1,529,141)	(1,088,946)
Technology Portfolio	—	677,464	677,464	91,327	601	91,928	585,536	229,520	(4,418,760)	(4,189,240)	(3,603,704)
Global Tactical Allocation Portfolio	24,627	86,235	110,862	16,295	65	16,360	94,502	(63,355)	(163,221)	(226,576)	(132,074)
International Intrinsic Value Portfolio	67,710	596,280	663,990	179,856	548	180,404	483,586	196,374	(5,235,385)	(5,039,011)	(4,555,425)
Utilities Series Portfolio	318,552	560,090	878,642	171,929	990	172,919	705,723	563,962	(1,327,401)	(763,439)	(57,716)
Blended Research Core Equity Portfolio	29,879	595,163	625,042	44,821	176	44,997	580,045	16,501	(1,236,833)	(1,220,332)	(640,287)
Global Real Estate Portfolio	11,339	60,924	72,263	11,444	64	11,508	60,755	(36,415)	(301,748)	(338,163)	(277,408)
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Operations
Year Ended December 31, 2022

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	21,380	130,912	152,292	24,535	460	24,995	127,297	(18,024)	(344,822)	(362,846)	(235,549)
Mid-Cap Stock Portfolio	11,909	91,386	103,295	21,537	475	22,012	81,283	(6,340)	(312,577)	(318,917)	(237,634)
Bond-Debenture Portfolio	1,227,659	78,319	1,305,978	371,913	1,779	373,692	932,286	(831,324)	(4,633,129)	(5,464,453)	(4,532,167)
Fundamental Equity Portfolio	22,651	272,778	295,429	26,840	134	26,974	268,455	1,441	(609,870)	(608,429)	(339,974)
Developing Growth Portfolio	—	—	—	62,549	251	62,800	(62,800)	(496,261)	(2,091,374)	(2,587,635)	(2,650,435)
Short Duration Income Portfolio	519,033	—	519,033	242,789	1,298	244,087	274,946	(582,925)	(969,338)	(1,552,263)	(1,277,317)
Alger Fund
LargeCap Growth Portfolio	—	201,779	201,779	60,336	248	60,584	141,195	(159,799)	(2,436,644)	(2,596,443)	(2,455,248)
MidCap Growth Portfolio	—	119,491	119,491	55,383	320	55,703	63,788	(297,113)	(1,779,749)	(2,076,862)	(2,013,074)
Capital Appreciation Portfolio	—	188,760	188,760	40,052	507	40,559	148,201	(265,809)	(1,413,575)	(1,679,384)	(1,531,183)
SmallCap Growth Portfolio	—	97,787	97,787	8,559	139	8,698	89,089	(5,587)	(432,950)	(438,537)	(349,448)
Capital Appreciation Portfolio Class S	—	3,173,737	3,173,737	496,278	2,923	499,201	2,674,536	(1,803,925)	(20,607,721)	(22,411,646)	(19,737,110)
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	—	568,899	568,899	36,357	125	36,482	532,417	(69,340)	(1,214,700)	(1,284,040)	(751,623)
S&P 500 Index Portfolio	16,578	102,061	118,639	18,829	78	18,907	99,732	96,331	(584,727)	(488,396)	(388,664)
SRI Balanced Portfolio	69,973	554,884	624,857	71,124	328	71,452	553,405	12,235	(1,580,963)	(1,568,728)	(1,015,323)
Invesco Variable Insurance Funds
Technology Fund	—	285,608	285,608	12,086	—	12,086	273,522	(146,197)	(642,791)	(788,988)	(515,466)
Diversified Dividend Fund	53,427	386,103	439,530	30,226	51	30,277	409,253	(1,849)	(447,765)	(449,614)	(40,361)
Health Care Fund	—	141,193	141,193	12,494	15	12,509	128,684	(20,087)	(280,926)	(301,013)	(172,329)
Global Real Estate Fund	2,505	—	2,505	2,846	—	2,846	(341)	(4,305)	(29,546)	(33,851)	(34,192)
International Equity Fund	2,129	16,656	18,785	4,179	—	4,179	14,606	(8,423)	(47,607)	(56,030)	(41,424)
Main Street Mid Cap Fund	152	46,477	46,629	5,741	—	5,741	40,888	1,592	(84,607)	(83,015)	(42,127)
Core Bond Fund	119,765	—	119,765	18,642	59	18,701	101,064	(787,196)	210,818	(576,378)	(475,314)
Discovery Mid Cap Growth Fund	—	1,692,578	1,692,578	69,650	310	69,960	1,622,618	(85,020)	(3,857,146)	(3,942,166)	(2,319,548)
Global Fund	—	1,106,846	1,106,846	78,707	280	78,987	1,027,859	(72,654)	(3,477,129)	(3,549,783)	(2,521,924)
Main Street Fund	103,349	3,591,708	3,695,057	118,288	357	118,645	3,576,412	(31,615)	(5,875,554)	(5,907,169)	(2,330,757)
Main Street Small Cap Fund	19,173	898,364	917,537	96,326	261	96,587	820,950	208,917	(2,469,362)	(2,260,445)	(1,439,495)
Balanced-Risk Allocation Fund	31,490	15,235	46,725	4,052	11	4,063	42,662	(45,457)	(55,896)	(101,353)	(58,691)
Core Plus Bond Fund	24,964	2,757	27,721	39,226	99	39,325	(11,604)	(63,179)	(213,794)	(276,973)	(288,577)
Equity and Income Fund	65,006	572,263	637,269	52,988	187	53,175	584,094	(184,602)	(800,635)	(985,237)	(401,143)
Small Cap Equity Fund	—	452,607	452,607	25,023	109	25,132	427,475	(131,028)	(697,463)	(828,491)	(401,016)
Equally Weighted S&P 500 Fund	30,767	207,456	238,223	40,522	153	40,675	197,548	(266,728)	(333,600)	(600,328)	(402,780)
Growth and Income Portfolio	6,017	44,110	50,127	13,089	—	13,089	37,038	18,368	(101,070)	(82,702)	(45,664)
American Value Fund	530	21,456	21,986	2,746	—	2,746	19,240	(917)	(25,589)	(26,506)	(7,266)
J.P. Morgan Series Trust II
Core Bond Portfolio	31,564	8,252	39,816	21,202	—	21,202	18,614	(30,490)	(228,345)	(258,835)	(240,221)
Small Cap Core Portfolio	9,915	460,534	470,449	31,249	—	31,249	439,200	(48,627)	(953,462)	(1,002,089)	(562,889)

Midland National Life Insurance Company
Separate Account C
Statements of Operations
Year Ended December 31, 2022

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Rydex Variable Trust
Nova Fund	2,951	83,671	86,622	11,724	—	11,724	74,898	(51,741)	(352,178)	(403,919)	(329,021)
NASDAQ-100 Fund	—	35,366	35,366	17,327	—	17,327	18,039	37,253	(630,073)	(592,820)	(574,781)
U.S. Government Money Market Fund	1,785	7	1,792	3,224	—	3,224	(1,432)	(1)	—	(1)	(1,433)
Inverse S&P 500 Strategy Fund	—	—	—	7,683	—	7,683	(7,683)	(11,589)	118,559	106,970	99,287
Inverse NASDAQ-100 Strategy Fund	—	—	—	1,999	—	1,999	(1,999)	10,053	13,045	23,098	21,099
Inverse Government Long Bond Strategy Fund	—	—	—	370	—	370	(370)	2,073	2,301	4,374	4,004
Government Long Bond 1.2x Strategy	1,761	—	1,761	1,243	—	1,243	518	(1,676)	(62,533)	(64,209)	(63,691)
NASDAQ-100 2x Strategy Fund	—	—	—	—	—	—	—	—	—	—	—
Inverse Dow 2x Strategy Fund	—	—	—	—	—	—	—	—	—	—	—
Rydex Variable Insurance Funds
Biotechnology Fund	—	262,163	262,163	45,677	381	46,058	216,105	(54,695)	(885,991)	(940,686)	(724,581)
S&P 500 Pure Growth Fund	—	838,736	838,736	60,220	347	60,567	778,169	(60,013)	(2,399,872)	(2,459,885)	(1,681,716)
S&P MidCap 400 Pure Growth Fund	—	250,934	250,934	15,812	51	15,863	235,071	(14,718)	(611,544)	(626,262)	(391,191)
Guggenheim Variable Insurance Funds
Long Short Equity Fund	3,498	—	3,498	10,065	28	10,093	(6,595)	12,906	(149,015)	(136,109)	(142,704)
Multi-Hedge Strategies Fund	18,269	15,872	34,141	19,584	176	19,760	14,381	33,596	(120,322)	(86,726)	(72,345)
Global Managed Futures Strategy Fund	21,260	4,208	25,468	10,461	30	10,491	14,977	(19,793)	(42,388)	(62,181)	(47,204)
Small Cap Value Fund	31,000	223,531	254,531	60,218	320	60,538	193,993	141,758	(565,386)	(423,628)	(229,635)
ProFunds VP
Profund Access VP High Yield Fund	1,011	—	1,011	1,079	—	1,079	(68)	(2,418)	(2,963)	(5,381)	(5,449)
Asia 30	309	7,269	7,578	1,501	—	1,501	6,077	(12,295)	(14,410)	(26,705)	(20,628)
Banks	285	—	285	878	—	878	(593)	3,512	(10,439)	(6,927)	(7,520)
Basic Materials	71	356	427	967	—	967	(540)	1,222	(5,934)	(4,712)	(5,252)
Bear	—	—	—	198	—	198	(198)	(137)	1,248	1,111	913
Biotechnology	—	43,822	43,822	5,767	—	5,767	38,055	(8,171)	(60,519)	(68,690)	(30,635)
Bull	—	58,515	58,515	9,870	—	9,870	48,645	10,958	(196,414)	(185,456)	(136,811)
Consumer Goods	75	5,900	5,975	3,758	—	3,758	2,217	6,853	(55,170)	(48,317)	(46,100)
Consumer Services	—	978	978	2,299	—	2,299	(1,321)	(14,235)	(29,501)	(43,736)	(45,057)
Dow 30	—	24,946	24,946	2,491	—	2,491	22,455	(5,250)	(32,662)	(37,912)	(15,457)
Emerging Markets	245	—	245	920	—	920	(675)	(1,426)	(5,491)	(6,917)	(7,592)
Europe 30	520	1,528	2,048	782	—	782	1,266	(927)	(4,738)	(5,665)	(4,399)
Falling U.S. Dollar	—	—	—	503	—	503	(503)	(2,277)	160	(2,117)	(2,620)
Financials	24	317	341	630	—	630	(289)	(480)	(4,814)	(5,294)	(5,583)
Health Care	—	19,323	19,323	7,477	—	7,477	11,846	(3,754)	(25,021)	(28,775)	(16,929)
Industrials	—	1,080	1,080	1,830	—	1,830	(750)	(3,771)	(14,321)	(18,092)	(18,842)
International	—	1,599	1,599	757	—	757	842	(400)	(8,332)	(8,732)	(7,890)
Internet	—	89,603	89,603	6,576	—	6,576	83,027	(92,319)	(166,271)	(258,590)	(175,563)
Japan	—	2,367	2,367	863	—	863	1,504	506	(7,212)	(6,706)	(5,202)
Large-Cap Growth	—	149,197	149,197	18,841	—	18,841	130,356	8,496	(497,215)	(488,719)	(358,363)
Large-Cap Value	2,713	7,533	10,246	12,174	—	12,174	(1,928)	16,404	(61,653)	(45,249)	(47,177)
Mid-Cap	—	21,750	21,750	3,087	—	3,087	18,663	(1,647)	(39,362)	(41,009)	(22,346)
Mid-Cap Growth	—	58,474	58,474	6,906	—	6,906	51,568	(6,832)	(121,086)	(127,918)	(76,350)
Mid-Cap Value	139	14,026	14,165	2,448	—	2,448	11,717	349	(24,421)	(24,072)	(12,355)
Government Money Market	34,560	—	34,560	83,148	—	83,148	(48,588)	—	—	—	(48,588)
Oil & Gas	2,196	—	2,196	6,253	—	6,253	(4,057)	84,454	27,262	111,716	107,659
NASDAQ-100	—	64,068	64,068	8,507	—	8,507	55,561	(58,521)	(152,644)	(211,165)	(155,604)
Pharmaceuticals	45	3,392	3,437	1,285	—	1,285	2,152	659	(8,055)	(7,396)	(5,244)

Midland National Life Insurance Company
Separate Account C
Statements of Operations
Year Ended December 31, 2022

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Precious Metals	—	—	—	9,897	—	9,897	(9,897)	(17,731)	(36,484)	(54,215)	(64,112)
Real Estate	528	4,796	5,324	2,170	—	2,170	3,154	4,947	(41,429)	(36,482)	(33,328)
Rising Rates Opportunity	—	—	—	339	—	339	(339)	(861)	7,514	6,653	6,314
Semiconductor	—	7,540	7,540	4,157	—	4,157	3,383	720	(78,970)	(78,250)	(74,867)
Short Dow 30	—	—	—	41	—	41	(41)	(660)	755	95	54
Short Emerging Markets	—	—	—	—	—	—	—	—	—	—	—
Short International	—	—	—	145	—	145	(145)	(1,058)	1,700	642	497
Short Mid-Cap	—	—	—	36	—	36	(36)	(1,727)	1,859	132	96
Short NASDAQ-100	—	—	—	—	—	—	—	—	—	—	—
Short Small-Cap	—	—	—	59	—	59	(59)	(46)	374	328	269
Small-Cap	—	19,489	19,489	4,000	—	4,000	15,489	2,378	(64,639)	(62,261)	(46,772)
Small-Cap Growth	—	22,946	22,946	4,072	—	4,072	18,874	(10,663)	(55,130)	(65,793)	(46,919)
Small-Cap Value	—	16,600	16,600	2,592	—	2,592	14,008	(656)	(29,793)	(30,449)	(16,441)
Technology	—	51,395	51,395	7,051	—	7,051	44,344	(19,482)	(169,753)	(189,235)	(144,891)
Telecommunications	58	—	58	68	—	68	(10)	(138)	(756)	(894)	(904)
U.S. Government Plus	—	—	—	3,831	—	3,831	(3,831)	(137,130)	34,175	(102,955)	(106,786)
UltraBull	—	191,627	191,627	18,162	—	18,162	173,465	(47,903)	(595,607)	(643,510)	(470,045)
UltraMid-Cap	—	156,665	156,665	12,223	—	12,223	144,442	(46,804)	(314,976)	(361,780)	(217,338)
UltraNASDAQ-100	—	327,550	327,550	17,278	—	17,278	310,272	(440,546)	(571,950)	(1,012,496)	(702,224)
UltraShort Dow 30	—	—	—	74	—	74	(74)	(81)	128	47	(27)
UltraShort NASDAQ-100	—	—	—	73	—	73	(73)	(1,162)	1,353	191	118
UltraSmall-Cap	—	22,424	22,424	4,640	—	4,640	17,784	(55,237)	(92,292)	(147,529)	(129,745)
Utilities	2,118	2,310	4,428	4,578	—	4,578	(150)	(11,552)	(5,639)	(17,191)	(17,341)
VanEck Worldwide Insurance Trust
Global Resources Fund	120,586	—	120,586	99,912	288	100,200	20,386	565,813	(298,573)	267,240	287,626
Emerging Markets Fund	2,510	174,130	176,640	11,955	—	11,955	164,685	(91,687)	(408,535)	(500,222)	(335,537)
Emerging Markets Bond Fund	15,219	—	15,219	4,968	—	4,968	10,251	(16,392)	(32,373)	(48,765)	(38,514)
Janus Henderson Series
Global Technology and Innovation Portfolio	—	1,798,477	1,798,477	127,131	643	127,774	1,670,703	(408,053)	(6,584,708)	(6,992,761)	(5,322,058)
Overseas Portfolio	18,981	—	18,981	14,427	63	14,490	4,491	24,520	(152,432)	(127,912)	(123,421)
Research Portfolio	—	36,229	36,229	2,662	42	2,704	33,525	(2,081)	(119,690)	(121,771)	(88,246)
Enterprise Services Portfolio	26,717	5,849,499	5,876,216	435,416	1,990	437,406	5,438,810	134,210	(12,372,572)	(12,238,362)	(6,799,552)
Global Research Portfolio	13,039	157,482	170,521	18,183	108	18,291	152,230	81,540	(593,599)	(512,059)	(359,829)
Mid Cap Value Portfolio	48,081	311,390	359,471	53,149	316	53,465	306,006	95,890	(682,701)	(586,811)	(280,805)
Balanced Portfolio	798,861	2,450,084	3,248,945	1,068,322	4,389	1,072,711	2,176,234	1,697,576	(20,506,106)	(18,808,530)	(16,632,296)
Flexible Bond Portfolio	163,278	142,397	305,675	110,635	532	111,167	194,508	(264,278)	(1,465,871)	(1,730,149)	(1,535,641)
PIMCO Variable Insurance Trust
Total Return Portfolio	912,948	—	912,948	492,416	2,675	495,091	417,857	(1,741,052)	(5,272,028)	(7,013,080)	(6,595,223)
Low Duration Portfolio	504,624	—	504,624	428,251	2,439	430,690	73,934	(586,776)	(2,011,387)	(2,598,163)	(2,524,229)
High Yield Portfolio	481,222	—	481,222	139,995	539	140,534	340,688	(858,260)	(767,717)	(1,625,977)	(1,285,289)
Real Return Portfolio	1,861,498	—	1,861,498	356,206	2,277	358,483	1,503,015	(201,895)	(5,121,359)	(5,323,254)	(3,820,239)
All Asset Portfolio	255,064	281,106	536,170	46,888	275	47,163	489,007	(94,924)	(906,274)	(1,001,198)	(512,191)
Global Managed Asset Allocation Portfolio	18,585	174,113	192,698	13,075	42	13,117	179,581	(32,937)	(376,595)	(409,532)	(229,951)
Short-Term Portfolio	836,248	93,815	930,063	676,803	4,736	681,539	248,524	(209,885)	(747,176)	(957,061)	(708,537)
Emerging Markets Bond Portfolio	84,185	—	84,185	23,291	58	23,349	60,836	(45,706)	(376,477)	(422,183)	(361,347)
Global Bond Opportunities Portfolio	1,333	1,205	2,538	1,255	—	1,255	1,283	(3,158)	(9,690)	(12,848)	(11,565)
Commodity Real Return Strategy Portfolio	1,892,003	—	1,892,003	116,100	839	116,939	1,775,064	383,469	(1,906,148)	(1,522,679)	252,385
International Bond (USD-Hedged) Portfolio	36,420	1,041	37,461	34,268	126	34,394	3,067	(51,827)	(272,478)	(324,305)	(321,238)

Midland National Life Insurance Company
Separate Account C
Statements of Operations
Year Ended December 31, 2022

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Dynamic Bond Adv Portfolio	58,782	220,196	278,978	29,725	185	29,910	249,068	(62,374)	(370,055)	(432,429)	(183,361)
Income Advisor Portfolio	1,176,252	2,733	1,178,985	432,139	1,636	433,775	745,210	(312,589)	(3,747,043)	(4,059,632)	(3,314,422)
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	3,642	12,212	15,854	21,166	24	21,190	(5,336)	(175,598)	(170,417)	(346,015)	(351,351)
Large Cap Value Fund	7,601	54,056	61,657	9,760	—	9,760	51,897	(39,496)	(77,037)	(116,533)	(64,636)
Mid Cap Value Fund	22,851	491,405	514,256	45,578	—	45,578	468,678	59,581	(971,667)	(912,086)	(443,408)
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	—	131,842	131,842	9,385	—	9,385	122,457	(128,703)	(291,497)	(420,200)	(297,743)
AMT Mid Cap Intrinsic Value Portfolio	1,814	44,414	46,228	6,403	—	6,403	39,825	(7,077)	(90,708)	(97,785)	(57,960)
BNY Mellon Variable Investment Fund
Appreciation Portfolio	1,317	91,353	92,670	7,984	—	7,984	84,686	(25,805)	(153,899)	(179,704)	(95,018)
Sustainable U.S. Equity Portfolio	45	1,091	1,136	306	—	306	830	51	(5,373)	(5,322)	(4,492)
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	2,165	—	2,165	711	—	711	1,454	(5,169)	(3,340)	(8,509)	(7,055)
Emerging Markets Equity Portfolio	472	13,495	13,967	3,076	—	3,076	10,891	(12,113)	(45,151)	(57,264)	(46,373)
Discovery Portfolio	—	25,200	25,200	1,331	—	1,331	23,869	(9,984)	(78,023)	(88,007)	(64,138)
U.S. Real Estate Portfolio	588	13,398	13,986	1,643	—	1,643	12,343	(4,645)	(28,695)	(33,340)	(20,997)
Northern Lights Variable Trust
Power Dividend Index Fund	10,651	—	10,651	9,681	47	9,728	923	8,514	(103,387)	(94,873)	(93,950)
AB Variable Products Series
Dynamic Asset Allocation Portfolio	69,341	880,196	949,537	36,583	93	36,676	912,861	(74,412)	(1,495,420)	(1,569,832)	(656,971)
Small Cap Growth Portfolio	—	7,436	7,436	225	3	228	7,208	(405)	(15,862)	(16,267)	(9,059)
Small Mid Cap Value Portfolio	49,958	899,538	949,496	80,927	317	81,244	868,252	234,909	(2,271,224)	(2,036,315)	(1,168,063)
BlackRock Variable Series Fund, Inc.
Basic Value Fund	47,505	402,686	450,191	49,453	231	49,684	400,507	(12,783)	(631,989)	(644,772)	(244,265)
Capital Appreciation Fund	—	36,673	36,673	9,991	47	10,038	26,635	(166,593)	(331,178)	(497,771)	(471,136)
Equity Dividend Fund	404,814	3,195,358	3,600,172	369,295	1,436	370,731	3,229,441	(271,744)	(4,515,318)	(4,787,062)	(1,557,621)
Global Allocation Fund	—	212,500	212,500	180,973	969	181,942	30,558	(268,778)	(2,594,495)	(2,863,273)	(2,832,715)
Advantage Large Cap Core Fund	3,053	7,292	10,345	6,588	61	6,649	3,696	(48,330)	(77,614)	(125,944)	(122,248)
Large Cap Focus Growth Fund	—	599,295	599,295	140,473	635	141,108	458,187	(169,393)	(6,268,167)	(6,437,560)	(5,979,373)
60/40 Target Allocation ETF Fund	148,247	2,687	150,934	104,257	249	104,506	46,428	43,302	(1,538,295)	(1,494,993)	(1,448,565)
Total Return Portfolio	29,516	284	29,800	19,539	—	19,539	10,261	(16,625)	(267,587)	(284,212)	(273,951)
S&P 500 Portfolio	20,408	76,053	96,461	20,852	—	20,852	75,609	30,840	(487,759)	(456,919)	(381,310)
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	—	—	—	91,808	338	92,146	(92,146)	578,843	(2,106,268)	(1,527,425)	(1,619,571)
Dividend Opportunity Portfolio	—	—	—	98,966	357	99,323	(99,323)	568,725	(568,980)	(255)	(99,578)
Emerging Markets Bond Portfolio	187,072	—	187,072	59,775	551	60,326	126,746	(207,362)	(903,765)	(1,111,127)	(984,381)
High Yield Portfolio	238,414	33,754	272,168	64,351	431	64,782	207,386	(108,911)	(775,211)	(884,122)	(676,736)
Select Large-Cap Value Portfolio	—	—	—	75,927	336	76,263	(76,263)	91,117	(261,531)	(170,414)	(246,677)
Seligman Global Tech Portfolio	—	2,664,687	2,664,687	130,884	522	131,406	2,533,281	(130,456)	(6,684,203)	(6,814,659)	(4,281,378)
US Government Mortgage Portfolio	17,480	—	17,480	18,185	85	18,270	(790)	(182,067)	(80,988)	(263,055)	(263,845)
Strategic Income Portfolio	55,871	85,853	141,724	22,748	92	22,840	118,884	(215,531)	(162,336)	(377,867)	(258,983)
Emerging Markets Portfolio	—	80,214	80,214	3,305	8	3,313	76,901	(18,967)	(162,341)	(181,308)	(104,407)

Midland National Life Insurance Company
Separate Account C
Statements of Operations
Year Ended December 31, 2022

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	363,428	2,493,090	2,856,518	550,025	1,930	551,955	2,304,563	1,765,697	(13,901,457)	(12,135,760)	(9,831,197)
Small Cap Index Portfolio	49,710	1,372,403	1,422,113	102,123	384	102,507	1,319,606	(387,459)	(2,942,938)	(3,330,397)	(2,010,791)
Alternative Asset Allocation Portfolio	85,982	1,252	87,234	16,294	66	16,360	70,874	7,875	(199,691)	(191,816)	(120,942)
Global Small Cap Portfolio	606	44,288	44,894	3,052	21	3,073	41,821	(4,243)	(112,392)	(116,635)	(74,814)
Small Mid Cap Value Portfolio	20,979	66,357	87,336	57,028	365	57,393	29,943	(88,986)	(844,550)	(933,536)	(903,593)
CROCI US Portfolio	2,369	2,407	4,776	2,091	14	2,105	2,671	(48)	(33,702)	(33,750)	(31,079)
High Income Portfolio	9,044	—	9,044	3,417	23	3,440	5,604	(21,716)	(8,364)	(30,080)	(24,476)
Eaton Vance Variable Trust
Floating Rate Income Portfolio	970,747	—	970,747	276,829	1,882	278,711	692,036	(645,664)	(1,054,511)	(1,700,175)	(1,008,139)
Delaware Variable Insurance Portfolios
Total Return Portfolio	3,729	16,285	20,014	2,109	19	2,128	17,886	(5,827)	(34,233)	(40,060)	(22,174)
International Portfolio	15,790	87,317	103,107	13,708	6	13,714	89,393	(80,992)	(245,624)	(326,616)	(237,223)
Opportunity Portfolio	21,147	714,355	735,502	113,975	837	114,812	620,690	195,650	(2,394,578)	(2,198,928)	(1,578,238)
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	90,747	548,029	638,776	66,752	389	67,141	571,635	(180,343)	(891,531)	(1,071,874)	(500,239)
Income Fund	1,262,778	512,568	1,775,346	327,547	1,498	329,045	1,446,301	(322,760)	(2,969,267)	(3,292,027)	(1,845,726)
Global Bond Fund	—	—	—	342,325	2,273	344,598	(344,598)	(1,422,616)	(43,162)	(1,465,778)	(1,810,376)
Foreign Fund	1,073,221	—	1,073,221	452,267	3,112	455,379	617,842	(493,326)	(3,469,679)	(3,963,005)	(3,345,163)
Developing Markets Fund	66,438	191,978	258,416	33,164	282	33,446	224,970	21,786	(942,214)	(920,428)	(695,458)
Mutual Global Discovery Fund	70,164	419,579	489,743	68,289	233	68,522	421,221	(123,182)	(651,215)	(774,397)	(353,176)
Rising Dividends Fund	207,563	3,311,742	3,519,305	335,613	1,215	336,828	3,182,477	171,625	(6,781,777)	(6,610,152)	(3,427,675)
DynaTech 2 Fund	—	1,039,477	1,039,477	24,563	343	24,906	1,014,571	(1,219,279)	(718,850)	(1,938,129)	(923,558)
Multi-Asset Dynamic Multi-Strategy Portfolio	—	8,106	8,106	3,084	4	3,088	5,018	(27,265)	(33,742)	(61,007)	(55,989)
Delaware Ivy Variable Insurance Portfolios
Asset Strategy Portfolio	41,860	222,355	264,215	37,363	342	37,705	226,510	26,341	(791,309)	(764,968)	(538,458)
Balanced Portfolio	73,904	2,489,445	2,563,349	85,116	681	85,797	2,477,552	(201,525)	(3,602,708)	(3,804,233)	(1,326,681)
Global Value Equity Portfolio	35,516	223,007	258,523	12,286	95	12,381	246,142	(58,253)	(324,927)	(383,180)	(137,038)
Energy Portfolio	50,724	—	50,724	23,989	126	24,115	26,609	394,582	363,593	758,175	784,784
Global Bond Portfolio	26,159	—	26,159	2,195	16	2,211	23,948	(59,346)	3,601	(55,745)	(31,797)
Natural Resources Portfolio	13,159	—	13,159	9,955	27	9,982	3,177	83,348	35,107	118,455	121,632
Growth Portfolio	—	808,884	808,884	42,600	193	42,793	766,091	31,158	(2,035,438)	(2,004,280)	(1,238,189)
High Income Portfolio	682,248	—	682,248	133,398	985	134,383	547,865	(228,347)	(1,750,748)	(1,979,095)	(1,431,230)
International Core Equity Portfolio	153,798	529,608	683,406	82,271	502	82,773	600,633	(218,903)	(1,622,400)	(1,841,303)	(1,240,670)
Global Growth Portfolio	6,161	117,646	123,807	9,691	24	9,715	114,092	219	(294,103)	(293,884)	(179,792)
Mid Cap Growth Portfolio	—	2,314,650	2,314,650	134,534	444	134,978	2,179,672	(158,315)	(6,630,940)	(6,789,255)	(4,609,583)
Science and Technology Portfolio	—	1,736,979	1,736,979	174,211	827	175,038	1,561,941	(543,330)	(6,971,831)	(7,515,161)	(5,953,220)
Small Cap Growth Portfolio	—	1,019,697	1,019,697	58,334	360	58,694	961,003	(58,287)	(2,512,002)	(2,570,289)	(1,609,286)
SMID Cap Core Portfolio	—	2,244,580	2,244,580	135,028	674	135,702	2,108,878	(578,317)	(3,525,722)	(4,104,039)	(1,995,161)
Lazard Retirement Series, Inc.
International Equity Portfolio	38,137	117,225	155,362	12,958	36	12,994	142,368	(44,206)	(272,131)	(316,337)	(173,969)
Global Dynamic Multi Asset Portfolio	1,007	68,112	69,119	15,205	82	15,287	53,832	(10,747)	(314,324)	(325,071)	(271,239)

Midland National Life Insurance Company
Separate Account C
Statements of Operations
Year Ended December 31, 2022

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	118,058	—	118,058	23,579	207	23,786	94,272	(73,133)	(341,520)	(414,653)	(320,381)
ClearBridge Variable Mid Cap Portfolio	13,606	874,561	888,167	179,845	888	180,733	707,434	288,776	(5,460,681)	(5,171,905)	(4,464,471)
ClearBridge Variable Dividend Strategy Portfolio	478,614	3,333,814	3,812,428	527,541	1,670	529,211	3,283,217	707,386	(8,298,300)	(7,590,914)	(4,307,697)
ClearBridge Variable Small Cap Growth Portfolio	—	130,582	130,582	78,362	408	78,770	51,812	(195,609)	(2,138,502)	(2,334,111)	(2,282,299)
ClearBridge Variable Aggressive Growth Portfolio	—	99,599	99,599	10,532	32	10,564	89,035	(36,419)	(327,228)	(363,647)	(274,612)
Western Asset Variable Core Bond Plus Portfolio	1,323,878	—	1,323,878	982,203	5,475	987,678	336,200	(2,029,414)	(14,566,575)	(16,595,989)	(16,259,789)
ClearBridge Variable Large Cap Growth Portfolio	—	1,566,758	1,566,758	285,348	1,533	286,881	1,279,877	292,425	(11,065,133)	(10,772,708)	(9,492,831)
Pioneer Variable Contracts Trust
Fund Portfolio	6,310	257,208	263,518	17,805	89	17,894	245,624	(17,640)	(535,967)	(553,607)	(307,983)
Bond Portfolio	1,082,096	1,057,704	2,139,800	641,895	3,876	645,771	1,494,029	(923,430)	(9,288,305)	(10,211,735)	(8,717,706)
Strategic Income Portfolio	373,034	472,566	845,600	168,271	1,023	169,294	676,306	(375,341)	(2,310,810)	(2,686,151)	(2,009,845)
Equity Income Portfolio	192,672	1,450,201	1,642,873	163,941	756	164,697	1,478,176	(73,317)	(2,741,094)	(2,814,411)	(1,336,235)
High Yield Portfolio	38,440	—	38,440	10,598	79	10,677	27,763	(29,796)	(115,029)	(144,825)	(117,062)
Prudential Series Funds
PGIM Jennison Focused Blend Portfolio	—	—	—	5,893	65	5,958	(5,958)	6,620	(148,480)	(141,860)	(147,818)
Natural Resources Portfolio	—	—	—	8,595	22	8,617	(8,617)	181,050	(48,330)	132,720	124,103
Mid-Cap Growth Portfolio	—	—	—	1,902	10	1,912	(1,912)	14,665	(73,490)	(58,825)	(60,737)
Royce Capital Fund
Micro-Cap Portfolio	—	99,509	99,509	3,867	20	3,887	95,622	4,445	(186,545)	(182,100)	(86,478)
Small Cap Portfolio	5,448	126,656	132,104	94,304	660	94,964	37,140	(17,531)	(926,258)	(943,789)	(906,649)
Alps Fund
Alerian Energy Infrastructure Portfolio	233,268	—	233,268	60,574	199	60,773	172,495	364,499	(154,542)	209,957	382,452
Red Rocks Global Opportunity Portfolio	205,357	151,941	357,298	22,484	80	22,564	334,734	(320)	(1,008,445)	(1,008,765)	(674,031)
American Funds IS
Asset Allocation Fund	1,706,580	10,892,829	12,599,409	1,325,289	2,911	1,328,200	11,271,209	210,835	(29,015,119)	(28,804,284)	(17,533,075)
Washington Mutual Investors Fund	827,481	10,669,937	11,497,418	596,288	1,663	597,951	10,899,467	(519,729)	(15,418,245)	(15,937,974)	(5,038,507)
Ultra-Short Bond Fund	105,549	—	105,549	324,139	1,280	325,419	(219,870)	(87,193)	233,661	146,468	(73,402)
Capital Income Builder Fund	486,555	—	486,555	244,381	750	245,131	241,424	230,822	(2,267,109)	(2,036,287)	(1,794,863)
Global Growth Fund	107,335	2,773,883	2,881,218	310,496	995	311,491	2,569,727	212,029	(10,781,499)	(10,569,470)	(7,999,743)
Capital World Growth and Income Fund	385,925	3,932,315	4,318,240	225,969	452	226,421	4,091,819	(563,686)	(7,256,747)	(7,820,433)	(3,728,614)
Global Small Capitalization Fund	—	2,107,029	2,107,029	80,892	224	81,116	2,025,913	(360,455)	(4,181,905)	(4,542,360)	(2,516,447)
Growth Fund	57,423	7,893,468	7,950,891	697,693	1,929	699,622	7,251,269	517,790	(28,775,895)	(28,258,105)	(21,006,836)
Growth-Income Fund	638,206	5,925,774	6,563,980	761,174	2,445	763,619	5,800,361	371,798	(18,302,620)	(17,930,822)	(12,130,461)
International Fund	154,402	1,376,276	1,530,678	128,906	261	129,167	1,401,511	(256,825)	(3,787,700)	(4,044,525)	(2,643,014)
International Growth and Income Fund	220,351	3,708,770	3,929,121	103,385	416	103,801	3,825,320	(933,984)	(4,463,053)	(5,397,037)	(1,571,717)
New World Fund	376,321	3,098,623	3,474,944	429,464	2,288	431,752	3,043,192	383,950	(13,035,824)	(12,651,874)	(9,608,682)
U.S. Government Securities Fund	801,358	—	801,358	314,139	1,014	315,153	486,205	(3,876,837)	(16,215)	(3,893,052)	(3,406,847)
Invesco Oppenheimer
International Growth Fund	—	3,694,179	3,694,179	253,182	1,292	254,474	3,439,705	(458,029)	(9,854,510)	(10,312,539)	(6,872,834)
T. Rowe Price
Blue Chip Growth Portfolio	—	2,628,871	2,628,871	690,765	3,385	694,150	1,934,721	570,431	(31,495,307)	(30,924,876)	(28,990,155)
Health Sciences Portfolio	—	488,859	488,859	360,249	1,632	361,881	126,978	636,974	(5,218,759)	(4,581,785)	(4,454,807)
John Hancock Variable Insurance Trust
Financial Industries Portfolio	63,004	511,283	574,287	38,969	208	39,177	535,110	(46,117)	(1,011,144)	(1,057,261)	(522,151)
Fundamental All Cap Core Portfolio	21	18,336	18,357	4,375	27	4,402	13,955	(76,084)	(70,813)	(146,897)	(132,942)
Select Bond Portfolio	8,878	2,556	11,434	4,272	19	4,291	7,143	(8,626)	(56,961)	(65,587)	(58,444)
Strategic Income Opportunities Portfolio	20,299	—	20,299	9,312	54	9,366	10,933	(14,937)	(86,737)	(101,674)	(90,741)

Midland National Life Insurance Company
Separate Account C
Statements of Operations
Year Ended December 31, 2022

				Administrative					Change in Net	Realized and Change	Net Increase (Decrease)
			Investment	Expense and	Contract		Net Investment	Net Realized	Unrealized Appreciation	in Unrealized Gains	in Net Assets
	Dividend	Capital Gains	Income	Mortality and	Maintenance	Expenses	Income (Loss)	Gain (Loss) on	(Depreciation) on	(Losses) on Investments	Resulting from Operations
	Income (a)	Distributions (b)	(c)=(a+b)	Expense Risk (d)	Charge (e)	(f)=(d+e)	(g)=(c-f)	Investments (h)	Investments (i)	(j)=(h+i)	(k)=(g+j)
Federated Hermes
High Income Bond Portfolio	79,596	—	79,596	19,742	111	19,853	59,743	(38,400)	(235,068)	(273,468)	(213,725)
Kaufmann Portfolio	—	653,050	653,050	64,908	352	65,260	587,790	(390,936)	(2,148,326)	(2,539,262)	(1,951,472)
Managed Volatility Portfolio	—	86,604	86,604	5,146	38	5,184	81,420	(1,347)	(147,765)	(149,112)	(67,692)
Principal Variable Contracts
Blue Chip Fund	—	586	586	4,882	27	4,909	(4,323)	(80,938)	(68,488)	(149,426)	(153,749)
Equity Income Fund	8,195	48,328	56,523	3,020	22	3,042	53,481	(42,188)	(48,328)	(90,516)	(37,035)
Diversified Balance Fund	12,482	46,948	59,430	5,391	25	5,416	54,014	(11,921)	(111,156)	(123,077)	(69,063)
Diversified Growth Fund	4,666	18,214	22,880	2,728	—	2,728	20,152	(3,139)	(59,954)	(63,093)	(42,941)
Diversified Income Fund	2	3,019	3,021	3,587	—	3,587	(566)	(79,169)	4,903	(74,266)	(74,832)

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2022

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Fidelity Variable Insurance Products
Government Money Market Portfolio	$11,180,275	$15,953	$17,709	$(5,155)	$(3,331,712)	$(177,140)	$(785,530)	$2,687,395	$(1,594,433)	$(1,578,480)	$9,601,795
High Income Portfolio	5,927,974	(727,887)	61,219	145	(73,023)	(71,332)	(112,514)	(777,669)	(973,174)	(1,701,061)	4,226,913
Equity-Income Portfolio	7,336,927	(482,130)	45,085	(4,277)	(257,378)	(95,319)	(176,376)	255,447	(232,818)	(714,948)	6,621,979
Growth Portfolio	10,655,095	(2,635,854)	1,079	(62)	(210,177)	(147,834)	(189,813)	(214,057)	(760,864)	(3,396,718)	7,258,377
Overseas Portfolio	7,023,296	(1,780,660)	52,261	(5,162)	(247,618)	(148,563)	(138,580)	218,517	(269,145)	(2,049,805)	4,973,491
Mid Cap Portfolio	20,066,480	(3,128,425)	1,297,619	235	(466,782)	(257,103)	(410,658)	(1,384,300)	(1,220,989)	(4,349,414)	15,717,066
Asset Manager Portfolio	1,031,943	(167,942)	19,030	(60)	—	(18,247)	(4,694)	(173)	(4,144)	(172,086)	859,857
Investment Grade Bond Portfolio	4,023,759	(585,365)	408,834	(1,265)	(58,470)	(26,387)	(105,930)	167,995	384,777	(200,588)	3,823,171
Index 500 Portfolio	26,774,969	(5,037,646)	73,316	(6,759)	(984,095)	(165,010)	(529,658)	(474,337)	(2,086,543)	(7,124,189)	19,650,780
Contrafund Portfolio	50,817,963	(13,553,124)	2,744,708	(109)	(1,440,021)	(1,553,343)	(1,141,229)	(1,530,959)	(2,920,953)	(16,474,077)	34,343,886
Asset Manager: Growth Portfolio	969,478	(174,345)	42,397	(470)	(9,029)	(23,663)	(22,627)	1,008	(12,384)	(186,729)	782,749
Balanced Portfolio	3,990,135	(724,655)	23,370	(77)	(47,419)	—	(74,384)	(257,790)	(356,300)	(1,080,955)	2,909,180
Growth & Income Portfolio	1,912,317	(162,177)	8,632	(114)	(59,383)	(18,033)	(46,075)	586,096	471,123	308,946	2,221,263
Growth Opportunities Portfolio	36,217,102	(15,119,034)	7,015,744	—	(746,192)	(941,717)	(715,920)	(80,402)	4,531,513	(10,587,521)	25,629,581
Value Strategies Portfolio	4,164,179	(344,039)	24,519	406	(221,473)	(266,627)	(90,707)	46,795	(507,087)	(851,126)	3,313,053
Strategic Income Portfolio	16,820,518	(2,142,384)	1,359,657	—	(465,219)	(317,313)	(390,894)	(1,345,996)	(1,159,765)	(3,302,149)	13,518,369
Emerging Markets Portfolio	6,271,407	(1,349,569)	341,515	—	(281,073)	(47,677)	(133,050)	45,629	(74,656)	(1,424,225)	4,847,182
Real Estate Portfolio	25,046,160	(7,076,396)	1,876,155	—	(803,216)	(874,102)	(498,603)	(1,369,636)	(1,669,402)	(8,745,798)	16,300,362
Funds Manager 50% Portfolio	8,578,042	(1,266,377)	574,001	—	(725,988)	(478,135)	(282,717)	286,976	(625,863)	(1,892,240)	6,685,802
Funds Manager 70% Portfolio	5,517,097	(935,431)	246,480	—	(99,097)	(161,223)	(70,049)	36,089	(47,800)	(983,231)	4,533,866
Funds Manager 85% Portfolio	1,580,166	(361,300)	589,838	—	(70,979)	—	(105,971)	66,745	479,633	118,333	1,698,499
Government Money Market Portfolio Service Class 2	3,739,334	19,999	14,575,854	—	(923,132)	(125,990)	(748,997)	(5,677,574)	7,100,161	7,120,160	10,859,494
International Capital Appreciation Portfolio	3,047,690	(971,914)	849,236	—	(107,040)	(135,179)	(103,983)	1,165,670	1,668,704	696,790	3,744,480
American Century Variable Portfolios, Inc.
Balanced Fund	4,445,373	(855,655)	1,325,085	—	(63,528)	(202,102)	(168,291)	(110,836)	780,328	(75,327)	4,370,046
Capital Appreciation Fund	2,743,993	(771,419)	5,999	297	(96,270)	(52,826)	(52,411)	(222,996)	(418,207)	(1,189,626)	1,554,367
International Fund	3,687,149	(939,494)	12,660	637	(181,503)	(34,047)	(82,822)	50,467	(234,608)	(1,174,102)	2,513,047
Value Fund	83,459,581	(943,914)	7,761,986	(3,457)	(2,869,047)	(4,127,740)	(1,821,035)	(2,954,198)	(4,013,491)	(4,957,405)	78,502,176
Disciplined Core Value Fund	6,796,119	(1,016,301)	674,540	—	(243,890)	(256,432)	(149,938)	(222,284)	(198,004)	(1,214,305)	5,581,814
Inflation Protection Fund	10,982,251	(1,719,008)	1,345,701	(2,751)	(1,217,288)	(127,369)	(482,196)	(190,121)	(674,024)	(2,393,032)	8,589,219
Large Company Value Fund	581,814	(33,154)	17,007	—	(20,000)	(2,683)	(39,187)	946,185	901,322	868,168	1,449,982
Mid Cap Value Fund	40,422,702	(1,085,997)	4,119,002	—	(1,349,915)	(1,444,806)	(949,435)	(1,050,655)	(675,809)	(1,761,806)	38,660,896
Ultra Fund	8,190,316	(2,726,294)	943,283	—	(269,305)	(359,464)	(231,614)	251,365	334,265	(2,392,029)	5,798,287
MFS Variable Insurance Trust
Research Series	522,728	(98,271)	50,092	—	(6,745)	(27,833)	(20,471)	(74,044)	(79,001)	(177,272)	345,456
Growth Series	2,249,571	(697,435)	3,256	—	(44,555)	(43,792)	(31,660)	(171,922)	(288,673)	(986,108)	1,263,463
Investors Trust Series	629,438	(100,394)	452	—	(8,862)	(34,826)	(16,765)	(44,305)	(104,306)	(204,700)	424,738
New Discovery Series	8,911,462	(2,859,748)	682,434	—	(348,123)	(246,119)	(257,494)	586,389	417,087	(2,442,661)	6,468,801
Corporate Bond Portfolio	6,786,809	(1,161,748)	254,259	—	(281,957)	(105,708)	(249,613)	(600,439)	(983,458)	(2,145,206)	4,641,603
Emerging Markets Equity Portfolio	4,978,993	(1,088,946)	622,659	—	(56,439)	(146,018)	(53,244)	76,852	443,810	(645,136)	4,333,857
Technology Portfolio	10,190,011	(3,603,704)	768,188	—	(159,116)	(370,589)	(181,138)	(667,492)	(610,147)	(4,213,851)	5,976,160
Global Tactical Allocation Portfolio	1,431,242	(132,074)	22,508	—	(55,708)	(30,522)	(38,949)	(76,299)	(178,970)	(311,044)	1,120,198
International Intrinsic Value Portfolio	18,677,437	(4,555,425)	669,857	—	(745,551)	(672,487)	(298,001)	(180,387)	(1,226,569)	(5,781,994)	12,895,443
Utilities Series Portfolio	11,760,574	(57,716)	2,082,377	—	(500,149)	(246,277)	(392,573)	3,013,880	3,957,258	3,899,542	15,660,116
Blended Research Core Equity Portfolio	2,979,636	(640,287)	171,083	—	(40,511)	(24,608)	(41,313)	1,055,958	1,120,609	480,322	3,459,958
Global Real Estate Portfolio	570,615	(277,408)	432,667	—	(41,424)	(7,004)	(114,911)	310,869	580,197	302,789	873,404
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2022

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	2,048,656	(235,549)	9,533	—	(62,528)	(126,067)	(36,010)	(9,500)	(224,572)	(460,121)	1,588,535
Mid-Cap Stock Portfolio	2,037,574	(237,634)	1,549	195	(111,168)	41,043	(54,738)	(270,747)	(393,866)	(631,500)	1,406,074
Bond-Debenture Portfolio	31,636,001	(4,532,167)	3,600,622	—	(936,018)	(718,118)	(970,194)	(1,721,504)	(745,212)	(5,277,379)	26,358,622
Fundamental Equity Portfolio	2,490,443	(339,974)	223,889	—	(94,323)	(14,289)	(84,671)	(153,172)	(122,566)	(462,540)	2,027,903
Developing Growth Portfolio	7,369,944	(2,650,435)	50,128	—	(115,153)	(371,659)	(86,908)	(261,522)	(785,114)	(3,435,549)	3,934,395
Short Duration Income Portfolio	22,270,009	(1,277,317)	2,785,374	—	(1,858,950)	(2,107,699)	(615,188)	(1,239,821)	(3,036,284)	(4,313,601)	17,956,408
Alger Fund
LargeCap Growth Portfolio	6,353,515	(2,455,248)	15,068	(2,544)	(338,147)	(53,419)	(116,653)	201,437	(294,258)	(2,749,506)	3,604,009
MidCap Growth Portfolio	5,462,834	(2,013,074)	10,663	(3,348)	(202,695)	(39,301)	(98,774)	213,172	(120,283)	(2,133,357)	3,329,477
Capital Appreciation Portfolio	4,377,840	(1,531,183)	12,539	—	(159,454)	(49,959)	(61,584)	(493,116)	(751,574)	(2,282,757)	2,095,083
SmallCap Growth Portfolio	906,085	(349,448)	5,756	—	(18,196)	(6,616)	(8,716)	1,633	(26,139)	(375,587)	530,498
Capital Appreciation Portfolio Class S	53,315,224	(19,737,110)	2,144,572	—	(1,722,109)	(1,749,077)	(1,000,104)	640,383	(1,686,335)	(21,423,445)	31,891,779
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	3,630,609	(751,623)	164,311	—	(33,382)	(217,643)	(50,454)	(240,651)	(377,819)	(1,129,442)	2,501,167
S&P 500 Index Portfolio	2,415,998	(388,664)	4,591	—	(17,289)	(88,077)	(44,862)	(660,156)	(805,793)	(1,194,457)	1,221,541
SRI Balanced Portfolio	5,971,931	(1,015,323)	919,047	—	(235,312)	(64,001)	(213,188)	236,211	642,757	(372,566)	5,599,365
Invesco Variable Insurance Funds
Technology Fund	1,368,074	(515,466)	2,906	(2,096)	(35,978)	(36,655)	(38,156)	(152,411)	(262,390)	(777,856)	590,218
Diversified Dividend Fund	998,265	(40,361)	586,642	534	(213,862)	(18,896)	(29,192)	1,990,148	2,315,374	2,275,013	3,273,278
Health Care Fund	1,219,513	(172,329)	4,320	—	(30,848)	(19,709)	(26,489)	24,667	(48,059)	(220,388)	999,125
Global Real Estate Fund	132,519	(34,192)	3,008	—	—	—	(6,963)	(9,680)	(13,635)	(47,827)	84,692
International Equity Fund	197,995	(41,424)	4	—	—	(126)	(10,335)	33,661	23,204	(18,220)	179,775
Main Street Mid Cap Fund	256,318	(42,127)	7,762	—	(1,844)	(1,465)	(8,721)	(7,937)	(12,205)	(54,332)	201,986
Core Bond Fund	4,303,595	(475,314)	632,746	—	(270,467)	(2,037)	(38,282)	(4,150,241)	(3,828,281)	(4,303,595)	—
Discovery Mid Cap Growth Fund	7,275,896	(2,319,548)	859,396	—	(118,606)	(180,672)	(147,503)	(406,556)	6,059	(2,313,489)	4,962,407
Global Fund	7,192,700	(2,521,924)	1,294,634	—	(218,468)	(272,617)	(172,212)	459,877	1,091,214	(1,430,710)	5,761,990
Main Street Fund	10,955,312	(2,330,757)	947,544	—	(68,780)	(133,797)	(215,691)	(636,181)	(106,905)	(2,437,662)	8,517,650
Main Street Small Cap Fund	7,917,219	(1,439,495)	1,150,496	—	(186,889)	(154,078)	(164,331)	(59,567)	585,631	(853,864)	7,063,355
Balanced-Risk Allocation Fund	229,058	(58,691)	235,438	—	(34,128)	—	(19,854)	79,594	261,050	202,359	431,417
Core Plus Bond Fund	328,678	(288,577)	191,482	—	(42,181)	(19,162)	(68,764)	4,238,029	4,299,404	4,010,827	4,339,505
Equity and Income Fund	3,629,645	(401,143)	656,082	297	(345,147)	(64,353)	(127,670)	1,925,978	2,045,187	1,644,044	5,273,689
Small Cap Equity Fund	1,484,271	(401,016)	920,488	—	(75,902)	(1,434)	(70,880)	357,449	1,129,721	728,705	2,212,976
Equally Weighted S&P 500 Fund	1,497,330	(402,780)	2,465,150	—	(188,216)	(114,266)	(24,262)	691,477	2,829,883	2,427,103	3,924,433
Growth and Income Portfolio	561,551	(45,664)	76	—	(957)	(28)	(16,617)	(43,403)	(60,929)	(106,593)	454,958
American Value Fund	118,886	(7,266)	3,487	—	—	(7,865)	(16,330)	21,657	949	(6,317)	112,569
J.P. Morgan Series Trust II
Core Bond Portfolio	1,784,669	(240,221)	8,442	(1,781)	(48,237)	(19,985)	(49,686)	(65,920)	(177,167)	(417,388)	1,367,281
Small Cap Core Portfolio	2,934,365	(562,889)	2,456	(3,434)	(114,767)	(43,974)	(82,787)	(182,103)	(424,609)	(987,498)	1,946,867

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2022

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Rydex Variable Trust
Nova Fund	1,293,247	(329,021)	975	—	(8,874)	(51,578)	(36,154)	(307,882)	(403,513)	(732,534)	560,713
NASDAQ-100 Fund	2,230,090	(574,781)	2,139	534	(5,994)	(44,829)	(30,639)	(817,819)	(896,608)	(1,471,389)	758,701
U.S. Government Money Market Fund	127,182	(1,433)	750	—	(226,916)	—	(43,596)	399,628	129,866	128,433	255,615
Inverse S&P 500 Strategy Fund	825,814	99,287	2,394	—	(4,724)	(1,385)	(323)	(824,274)	(828,312)	(729,025)	96,789
Inverse NASDAQ-100 Strategy Fund	18,377	21,099	2,431	—	(4,590)	—	(929)	7,759	4,671	25,770	44,147
Inverse Government Long Bond Strategy Fund	5,186	4,004	2,425	—	(138)	—	(98)	791	2,980	6,984	12,170
Government Long Bond 1.2x Strategy	154,236	(63,691)	—	—	—	—	(950)	334	(616)	(64,307)	89,929
NASDAQ-100 2x Strategy Fund	—	—	—	—	—	—	—	—	—	—	—
Inverse Dow 2x Strategy Fund	—	—	—	—	—	—	—	—	—	—	—
Rydex Variable Insurance Funds
Biotechnology Fund	4,793,871	(724,581)	79,828	—	(278,664)	(159,302)	(99,042)	(381,134)	(838,314)	(1,562,895)	3,230,976
S&P 500 Pure Growth Fund	5,017,447	(1,681,716)	678,559	—	(321,991)	(75,590)	(165,811)	1,697,050	1,812,217	130,501	5,147,948
S&P MidCap 400 Pure Growth Fund	1,675,612	(391,191)	58,542	—	(41,582)	(54,162)	(24,562)	(5,627)	(67,391)	(458,582)	1,217,030
Guggenheim Variable Insurance Funds
Long Short Equity Fund	981,206	(142,704)	5,199	—	(48,740)	(17,311)	(24,597)	(48,262)	(133,711)	(276,415)	704,791
Multi-Hedge Strategies Fund	1,560,693	(72,345)	14,472	—	(85,658)	(140,830)	(37,664)	155,855	(93,825)	(166,170)	1,394,523
Global Managed Futures Strategy Fund	276,221	(47,204)	552,205	—	(51,989)	(6,456)	(26,080)	605,947	1,073,627	1,026,423	1,302,644
Small Cap Value Fund	4,701,156	(229,635)	859,036	—	(239,144)	(179,408)	(163,788)	231,149	507,845	278,210	4,979,366
ProFunds VP
Profund Access VP High Yield Fund	36,416	(5,449)	1	—	—	—	(2,612)	2,136	(475)	(5,924)	30,492
Asia 30	81,968	(20,628)	194	—	(1,816)	(433)	(1,987)	(3,894)	(7,936)	(28,564)	53,404
Banks	73,496	(7,520)	290	—	(15,284)	—	(1,323)	(25,317)	(41,634)	(49,154)	24,342
Basic Materials	45,430	(5,252)	98	—	(1,016)	—	(2,188)	(259)	(3,365)	(8,617)	36,813
Bear	6,363	913	1	—	—	—	(27)	308	282	1,195	7,558
Biotechnology	286,221	(30,635)	247	—	(3,378)	—	(7,671)	(19,019)	(29,821)	(60,456)	225,765
Bull	681,633	(136,811)	369	—	(4,998)	(1,851)	(41,580)	(121,201)	(169,261)	(306,072)	375,561
Consumer Goods	183,489	(46,100)	439	—	(19,402)	(242)	(4,785)	15,481	(8,509)	(54,609)	128,880
Consumer Services	143,440	(45,057)	160	—	—	(1,123)	(3,809)	(19,769)	(24,541)	(69,598)	73,842
Dow 30	84,542	(15,457)	—	—	—	—	(14,702)	86,403	71,701	56,244	140,786
Emerging Markets	43,271	(7,592)	1,720	—	(242)	(598)	(3,697)	(1,380)	(4,197)	(11,789)	31,482
Europe 30	41,130	(4,399)	6,249	—	—	—	(2,733)	(5,659)	(2,143)	(6,542)	34,588
Falling U.S. Dollar	24,053	(2,620)	—	—	—	—	(119)	1	(118)	(2,738)	21,315
Financials	32,504	(5,583)	48	—	(4,876)	—	(3,678)	(144)	(8,650)	(14,233)	18,271
Health Care	186,097	(16,929)	389	—	(9,945)	(11,886)	(26,852)	173,492	125,198	108,269	294,366
Industrials	107,192	(18,842)	—	—	(1,008)	(1,065)	(3,133)	(16,734)	(21,940)	(40,782)	66,410
International	43,566	(7,890)	—	—	(2,018)	(151)	(1,656)	(4)	(3,829)	(11,719)	31,847
Internet	371,127	(175,563)	437	—	(4,113)	(6,433)	(6,495)	10,809	(5,795)	(181,358)	189,769
Japan	46,278	(5,202)	3,585	—	—	—	(741)	(6,883)	(4,039)	(9,241)	37,037
Large-Cap Growth	1,399,490	(358,363)	1,121	—	(34,398)	(6,456)	(28,371)	(351,172)	(419,276)	(777,639)	621,851
Large-Cap Value	432,135	(47,177)	329	—	(4,264)	(6,768)	(38,380)	195,436	146,353	99,176	531,311
Mid-Cap	132,550	(22,346)	1	—	(2,417)	—	(3,945)	(213)	(6,574)	(28,920)	103,630
Mid-Cap Growth	347,684	(76,350)	173	—	(8,757)	—	(7,723)	14,303	(2,004)	(78,354)	269,330
Mid-Cap Value	110,789	(12,355)	996	—	(2,121)	—	(7,748)	16,643	7,770	(4,585)	106,204
Government Money Market	2,299,091	(48,588)	7,634	—	(305,222)	(9,952)	(276,542)	1,440,891	856,809	808,221	3,107,312
Oil & Gas	246,480	107,659	106	—	(14,381)	(6,065)	(17,764)	(86,332)	(124,436)	(16,777)	229,703
NASDAQ-100	565,844	(155,604)	10	—	(31,387)	—	(22,460)	(138,913)	(192,750)	(348,354)	217,490
Pharmaceuticals	68,568	(5,244)	441	—	(3,534)	—	(728)	(3,951)	(7,772)	(13,016)	55,552

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2022

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Precious Metals	370,892	(64,112)	24	—	(810)	(3,308)	(17,588)	(4,254)	(25,936)	(90,048)	280,844
Real Estate	161,457	(33,328)	7	—	(12,163)	—	(5,336)	(52,846)	(70,338)	(103,666)	57,791
Rising Rates Opportunity	12,488	6,314	1	—	—	—	(1,377)	1	(1,375)	4,939	17,427
Semiconductor	195,084	(74,867)	—	—	—	(1,620)	(7,854)	(2,177)	(11,651)	(86,518)	108,566
Short Dow 30	1,587	54	1	—	—	—	—	(4)	(3)	51	1,638
Short Emerging Markets	—	—	—	—	—	—	—	—	—	—	—
Short International	5,154	497	1	—	—	—	(29)	(3)	(31)	466	5,620
Short Mid-Cap	1,398	96	—	—	—	—	—	—	—	96	1,494
Short NASDAQ-100	—	—	—	—	—	—	—	—	—	—	—
Short Small-Cap	1,865	269	1	—	—	—	(30)	—	(29)	240	2,105
Small-Cap	198,511	(46,772)	10,561	—	(3,894)	—	(8,562)	(8,443)	(10,338)	(57,110)	141,401
Small-Cap Growth	206,794	(46,919)	—	—	—	—	(6,613)	(18,209)	(24,822)	(71,741)	135,053
Small-Cap Value	113,262	(16,441)	197	—	(2,117)	—	(7,853)	100	(9,673)	(26,114)	87,148
Technology	426,262	(144,891)	5,110	—	(15,308)	(1,524)	(20,428)	(30,432)	(62,582)	(207,473)	218,789
Telecommunications	4,192	(904)	—	—	—	—	(833)	—	(833)	(1,737)	2,455
U.S. Government Plus	344,411	(106,786)	1	—	—	(279)	(19,550)	(155,877)	(175,705)	(282,491)	61,920
UltraBull	1,300,929	(470,045)	485	—	(18,552)	(1,374)	(28,436)	(190,114)	(237,991)	(708,036)	592,893
UltraMid-Cap	753,391	(217,338)	462	—	—	—	(20,785)	(210,970)	(231,293)	(448,631)	304,760
UltraNASDAQ-100	1,423,356	(702,224)	2,346	—	—	(1,622)	(38,421)	(381,837)	(419,534)	(1,121,758)	301,598
UltraShort Dow 30	517	(27)	—	—	—	(144)	—	—	(144)	(171)	346
UltraShort NASDAQ-100	475	118	—	—	—	(285)	—	(2)	(287)	(169)	306
UltraSmall-Cap	384,718	(129,745)	484	—	(10,589)	(682)	(11,084)	(146,718)	(168,589)	(298,334)	86,384
Utilities	85,218	(17,341)	3	—	(6,849)	(7,075)	(28,146)	172,100	130,033	112,692	197,910
VanEck Worldwide Insurance Trust
Global Resources Fund	5,998,442	287,626	778,656	(2,972)	(221,763)	(42,236)	(180,169)	1,087,412	1,418,928	1,706,554	7,704,996
Emerging Markets Fund	1,276,537	(335,537)	12,189	1,244	(116,181)	—	(14,646)	(16,185)	(133,579)	(469,116)	807,421
Emerging Markets Bond Fund	400,505	(38,514)	566	—	(11,867)	(14,409)	(9,366)	14,935	(20,141)	(58,655)	341,850
Janus Henderson Series
Global Technology and Innovation Portfolio	14,336,384	(5,322,058)	1,344,436	—	(424,490)	(711,999)	(239,509)	(209,480)	(241,042)	(5,563,100)	8,773,284
Overseas Portfolio	1,196,911	(123,421)	63,479	—	(80,779)	(958)	(19,346)	52,082	14,478	(108,943)	1,087,968
Research Portfolio	283,269	(88,246)	25,070	—	(5,553)	(51,205)	(5,230)	(8,869)	(45,787)	(134,033)	149,236
Enterprise Services Portfolio	39,241,724	(6,799,552)	3,099,426	—	(545,517)	(1,381,147)	(901,835)	(1,051,519)	(780,592)	(7,580,144)	31,661,580
Global Research Portfolio	1,659,012	(359,829)	78,393	—	(8,830)	(80,598)	(19,606)	201,350	170,709	(189,120)	1,469,892
Mid Cap Value Portfolio	4,304,237	(280,805)	831,355	—	(149,425)	(68,008)	(138,915)	(231,694)	243,313	(37,492)	4,266,745
Balanced Portfolio	89,831,295	(16,632,296)	10,461,786	—	(2,571,911)	(1,924,732)	(3,412,006)	1,030,126	3,583,263	(13,049,033)	76,782,262
Flexible Bond Portfolio	11,002,406	(1,535,641)	197,530	—	(265,562)	(627,681)	(258,792)	(1,065,542)	(2,020,047)	(3,555,688)	7,446,718

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2022

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
PIMCO Variable Insurance Trust
Total Return Portfolio	43,643,688	(6,595,223)	1,597,586	(7,083)	(1,350,009)	(2,273,037)	(1,246,285)	(2,862,371)	(6,141,199)	(12,736,422)	30,907,266
Low Duration Portfolio	37,157,037	(2,524,229)	3,398,295	—	(1,612,887)	(2,178,756)	(1,215,041)	(2,987,549)	(4,595,938)	(7,120,167)	30,036,870
High Yield Portfolio	10,193,934	(1,285,289)	1,132,347	(1,138)	(707,002)	(281,302)	(285,020)	(134,316)	(276,431)	(1,561,720)	8,632,214
Real Return Portfolio	28,158,458	(3,820,239)	3,430,930	—	(1,030,885)	(1,729,525)	(845,610)	(632,140)	(807,230)	(4,627,469)	23,530,989
All Asset Portfolio	3,850,527	(512,191)	762,363	—	(37,298)	(727,209)	(132,739)	(237,950)	(372,833)	(885,024)	2,965,503
Global Managed Asset Allocation Portfolio	1,209,638	(229,951)	8,565	—	(26,371)	(16,335)	(18,632)	(36,254)	(89,027)	(318,978)	890,660
Short-Term Portfolio	44,386,005	(708,537)	7,986,758	—	(2,671,777)	(2,937,879)	(2,226,805)	12,833,906	12,984,203	12,275,666	56,661,671
Emerging Markets Bond Portfolio	2,058,796	(361,347)	162,304	—	(88,324)	(47,388)	(54,018)	(14,743)	(42,169)	(403,516)	1,655,280
Global Bond Opportunities Portfolio	104,951	(11,565)	—	—	—	(5,789)	(1,529)	20,380	13,062	1,497	106,448
Commodity Real Return Strategy Portfolio	6,614,547	252,385	1,551,312	—	(588,562)	(387,699)	(278,758)	654,179	950,472	1,202,857	7,817,404
International Bond (USD-Hedged) Portfolio	2,801,341	(321,238)	225,380	—	(64,731)	(28,317)	(61,007)	(45,787)	25,538	(295,700)	2,505,641
Dynamic Bond Adv Portfolio	2,577,240	(183,361)	47,067	—	(55,601)	(59,930)	(45,922)	(184,920)	(299,306)	(482,667)	2,094,573
Income Advisor Portfolio	35,772,908	(3,314,422)	1,895,675	—	(891,827)	(348,426)	(1,821,610)	(72,102)	(1,238,290)	(4,552,712)	31,220,196
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	1,906,749	(351,351)	5,724	661	(24,133)	(219)	(53,202)	(215,170)	(286,339)	(637,690)	1,269,059
Large Cap Value Fund	648,703	(64,636)	12,042	—	(43,294)	(50,274)	(19,391)	70,877	(30,040)	(94,676)	554,027
Mid Cap Value Fund	4,110,887	(443,408)	13,395	(6,259)	(192,611)	(56,028)	(91,308)	(223,959)	(556,770)	(1,000,178)	3,110,709
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	1,067,354	(297,743)	1,337	—	(8,817)	(49,781)	(32,846)	(143,297)	(233,404)	(531,147)	536,207
AMT Mid Cap Intrinsic Value Portfolio	526,999	(57,960)	3,182	—	(14,971)	—	(24,504)	(127,052)	(163,345)	(221,305)	305,694
BNY Mellon Variable Investment Fund
Appreciation Portfolio	619,698	(95,018)	484	—	(19,881)	—	(22,474)	(174,931)	(216,802)	(311,820)	307,878
Sustainable U.S. Equity Portfolio	18,105	(4,492)	437	—	—	—	—	—	437	(4,055)	14,050
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	32,468	(7,055)	2,749	—	(3,257)	—	(1,370)	(2,302)	(4,180)	(11,235)	21,233
Emerging Markets Equity Portfolio	177,988	(46,373)	143	—	(1,657)	(88)	(7,146)	(7,753)	(16,501)	(62,874)	115,114
Discovery Portfolio	101,040	(64,138)	—	—	—	—	(3,139)	2,338	(801)	(64,939)	36,101
U.S. Real Estate Portfolio	73,352	(20,997)	3,474	—	(746)	(20)	(3,287)	(3,249)	(3,828)	(24,825)	48,527
Northern Lights Variable Trust
Power Dividend Index Fund	834,562	(93,950)	4,000	—	(5,392)	—	(7,474)	(20,924)	(29,790)	(123,740)	710,822
AB Variable Products Series
Dynamic Asset Allocation Portfolio	3,355,731	(656,971)	40,915	—	(22,096)	(165,073)	(124,295)	(3,388)	(273,937)	(930,908)	2,424,823
Small Cap Growth Portfolio	22,574	(9,059)	—	—	—	—	(44)	5,294	5,250	(3,809)	18,765
Small Mid Cap Value Portfolio	6,375,347	(1,168,063)	1,528,249	—	(461,236)	(316,619)	(211,887)	396,673	935,180	(232,883)	6,142,464
BlackRock Variable Series Fund, Inc.
Basic Value Fund	3,425,421	(244,265)	307,466	—	(55,410)	(221,351)	(84,751)	763,330	709,284	465,019	3,890,440
Capital Appreciation Fund	1,294,158	(471,136)	750	—	(9,494)	(422,869)	(6,843)	15,640	(422,816)	(893,952)	400,206
Equity Dividend Fund	28,620,603	(1,557,621)	2,624,201	—	(1,242,745)	(662,865)	(990,613)	248,432	(23,590)	(1,581,211)	27,039,392
Global Allocation Fund	16,846,204	(2,832,715)	602,827	—	(925,237)	(915,745)	(420,062)	(183,717)	(1,841,934)	(4,674,649)	12,171,555
Advantage Large Cap Core Fund	556,640	(122,248)	64,620	—	(67,833)	(3,048)	(35,316)	12,235	(29,342)	(151,590)	405,050
Large Cap Focus Growth Fund	15,478,943	(5,979,373)	1,041,862	—	(557,183)	(213,323)	(324,422)	(920,265)	(973,331)	(6,952,704)	8,526,239
60/40 Target Allocation ETF Fund	8,810,834	(1,448,565)	1,962,359	—	(348,299)	(687,793)	(191,190)	(501,281)	233,796	(1,214,769)	7,596,065
Total Return Portfolio	1,808,464	(273,951)	—	—	(15,773)	—	(43,842)	(17,395)	(77,010)	(350,961)	1,457,503
S&P 500 Portfolio	2,007,678	(381,310)	—	—	(24,101)	—	(48,026)	(18,431)	(90,558)	(471,868)	1,535,810

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2022

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	7,709,215	(1,619,571)	1,617,024	—	(240,825)	(134,072)	(210,178)	(84,218)	947,731	(671,840)	7,037,375
Dividend Opportunity Portfolio	6,115,703	(99,578)	2,183,377	—	(300,262)	(207,261)	(339,689)	2,550,712	3,886,877	3,787,299	9,903,002
Emerging Markets Bond Portfolio	5,819,091	(984,381)	62,127	—	(225,876)	(341,460)	(145,834)	35,641	(615,402)	(1,599,783)	4,219,308
High Yield Portfolio	6,309,076	(676,736)	353,081	—	(245,393)	(315,852)	(134,951)	(853,477)	(1,196,592)	(1,873,328)	4,435,748
Select Large-Cap Value Portfolio	4,356,661	(246,677)	1,968,495	—	(63,946)	(143,803)	(272,877)	1,357,072	2,844,941	2,598,264	6,954,925
Seligman Global Tech Portfolio	12,396,518	(4,281,378)	1,622,853	—	(238,485)	(136,708)	(446,676)	122,857	923,841	(3,357,537)	9,038,981
US Government Mortgage Portfolio	2,353,868	(263,845)	276,202	—	(291,350)	—	(18,035)	(1,115,217)	(1,148,400)	(1,412,245)	941,623
Strategic Income Portfolio	1,453,203	(258,983)	275,231	—	(132,641)	(42,423)	(35,036)	53,917	119,048	(139,935)	1,313,268
Emerging Markets Portfolio	312,265	(104,407)	2,786	—	—	—	(869)	37,564	39,481	(64,926)	247,339
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	49,438,343	(9,831,197)	7,155,472	—	(1,338,879)	(4,094,843)	(916,750)	(1,196,755)	(391,755)	(10,222,952)	39,215,391
Small Cap Index Portfolio	8,842,916	(2,010,791)	1,071,458	—	(358,212)	(467,192)	(222,008)	259,090	283,136	(1,727,655)	7,115,261
Alternative Asset Allocation Portfolio	1,208,102	(120,942)	213,340	—	(15,184)	(102,338)	(32,171)	(12,327)	51,320	(69,622)	1,138,480
Global Small Cap Portfolio	306,984	(74,814)	—	—	(18,700)	(15,949)	(9,578)	10,324	(33,903)	(108,717)	198,267
Small Mid Cap Value Portfolio	5,547,055	(903,593)	90,582	—	(141,131)	(207,236)	(112,527)	(383,936)	(754,248)	(1,657,841)	3,889,214
CROCI US Portfolio	190,740	(31,079)	—	—	—	—	(3,837)	(4,340)	(8,177)	(39,256)	151,484
High Income Portfolio	164,326	(24,476)	84,192	—	(73,371)	—	(450)	183,419	193,790	169,314	333,640
Eaton Vance Variable Trust
Floating Rate Income Portfolio	19,913,170	(1,008,139)	4,504,006	—	(995,998)	(803,201)	(966,942)	(1,546,262)	191,603	(816,536)	19,096,634
Delaware Variable Insurance Portfolios
Total Return Portfolio	199,819	(22,174)	—	—	—	(39,669)	(5,625)	(10,536)	(55,830)	(78,004)	121,815
International Portfolio	1,247,847	(237,223)	5,894	—	(32,556)	(77,903)	(4,530)	91,533	(17,562)	(254,785)	993,062
Opportunity Portfolio	10,880,222	(1,578,238)	265,484	—	(497,343)	(364,745)	(224,411)	(393,358)	(1,214,373)	(2,792,611)	8,087,611
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	6,040,536	(500,239)	59,956	—	(420,868)	(288,009)	(156,591)	(208,630)	(1,014,142)	(1,514,381)	4,526,155
Income Fund	24,827,136	(1,845,726)	4,868,312	—	(785,911)	(964,495)	(1,261,291)	232,478	2,089,093	243,367	25,070,503
Global Bond Fund	29,687,890	(1,810,376)	1,923,640	—	(1,220,507)	(1,576,416)	(851,303)	(1,448,404)	(3,172,990)	(4,983,366)	24,704,524
Foreign Fund	38,678,960	(3,345,163)	3,615,579	—	(1,258,152)	(1,919,572)	(888,705)	(394,784)	(845,634)	(4,190,797)	34,488,163
Developing Markets Fund	2,940,940	(695,458)	219,474	—	(95,703)	(86,443)	(65,935)	205,145	176,538	(518,920)	2,422,020
Mutual Global Discovery Fund	6,183,879	(353,176)	31,098	—	(189,073)	(255,655)	(163,347)	(596,474)	(1,173,451)	(1,526,627)	4,657,252
Rising Dividends Fund	29,314,921	(3,427,675)	2,439,376	—	(784,273)	(1,037,334)	(520,100)	(89,787)	7,882	(3,419,793)	25,895,128
DynaTech 2 Fund	1,285,808	(923,558)	1,428,118	—	(40,146)	(102,143)	(42,903)	375,234	1,618,160	694,602	1,980,410
Multi-Asset Dynamic Multi-Strategy Portfolio	415,063	(55,989)	—	—	(11,551)	—	(6,528)	(340,995)	(359,074)	(415,063)	—

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2022

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Delaware Ivy Variable Insurance Portfolios
Asset Strategy Portfolio	3,426,651	(538,458)	21,686	—	(101,448)	(93,109)	(98,945)	(85,465)	(357,281)	(895,739)	2,530,912
Balanced Portfolio	7,902,075	(1,326,681)	75,747	—	(95,406)	(299,657)	(167,169)	(184,305)	(670,790)	(1,997,471)	5,904,604
Global Value Equity Portfolio	1,176,882	(137,038)	1,073	—	(7,290)	(109,334)	(29,532)	7,605	(137,478)	(274,516)	902,366
Energy Portfolio	1,689,275	784,784	38,734	—	(62,323)	(13,629)	(71,664)	(672,772)	(781,654)	3,130	1,692,405
Global Bond Portfolio	526,885	(31,797)	16,587	—	(3,081)	—	(9,003)	(499,591)	(495,088)	(526,885)	—
Natural Resources Portfolio	792,523	121,632	1,341	—	(25,965)	(1,375)	(26,652)	(218,118)	(270,769)	(149,137)	643,386
Growth Portfolio	4,862,843	(1,238,189)	32,328	—	(200,070)	(409,936)	(90,169)	(117,596)	(785,443)	(2,023,632)	2,839,211
High Income Portfolio	12,207,324	(1,431,230)	196,244	—	(409,128)	(676,294)	(313,806)	(382,102)	(1,585,086)	(3,016,316)	9,191,008
International Core Equity Portfolio	8,091,297	(1,240,670)	193,506	—	(345,139)	(347,855)	(104,545)	(267,001)	(871,034)	(2,111,704)	5,979,593
Global Growth Portfolio	987,361	(179,792)	3,354	—	(32,261)	(59,693)	(17,770)	(25,424)	(131,794)	(311,586)	675,775
Mid Cap Growth Portfolio	15,115,909	(4,609,583)	292,388	—	(286,341)	(670,913)	(232,177)	(770,657)	(1,667,700)	(6,277,283)	8,838,626
Science and Technology Portfolio	18,479,733	(5,953,220)	468,670	—	(661,437)	(231,249)	(358,254)	(94,288)	(876,558)	(6,829,778)	11,649,955
Small Cap Growth Portfolio	6,230,393	(1,609,286)	57,999	—	(97,964)	(397,798)	(128,786)	(222,261)	(788,810)	(2,398,096)	3,832,297
SMID Cap Core Portfolio	12,726,961	(1,995,161)	188,145	—	(311,237)	(504,420)	(232,350)	(411,823)	(1,271,685)	(3,266,846)	9,460,115
Lazard Retirement Series, Inc.
International Equity Portfolio	1,033,501	(173,969)	181,876	—	(6,528)	(62,735)	(23,337)	30,149	119,425	(54,544)	978,957
Global Dynamic Multi Asset Portfolio	1,466,656	(271,239)	32,144	—	(15,971)	(102,439)	(22,372)	(41,757)	(150,395)	(421,634)	1,045,022
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	2,172,825	(320,381)	359,766	—	(64,109)	(2,575)	(130,510)	(189,315)	(26,743)	(347,124)	1,825,701
ClearBridge Variable Mid Cap Portfolio	15,388,407	(4,464,471)	2,423,476	—	(405,396)	(604,601)	(347,116)	1,364,100	2,430,463	(2,034,008)	13,354,399
ClearBridge Variable Dividend Strategy Portfolio	44,503,516	(4,307,697)	1,855,389	—	(1,006,270)	(668,437)	(1,910,533)	(809,534)	(2,539,385)	(6,847,082)	37,656,434
ClearBridge Variable Small Cap Growth Portfolio	6,932,627	(2,282,299)	1,371,815	—	(184,496)	(417,047)	(153,115)	811,154	1,428,311	(853,988)	6,078,639
ClearBridge Variable Aggressive Growth Portfolio	1,005,438	(274,612)	—	—	(30,002)	—	(16,612)	9,849	(36,765)	(311,377)	694,061
Western Asset Variable Core Bond Plus Portfolio	87,623,863	(16,259,789)	9,870,383	—	(2,387,307)	(4,348,998)	(2,330,968)	(2,961,644)	(2,158,534)	(18,418,323)	69,205,540
ClearBridge Variable Large Cap Growth Portfolio	27,674,651	(9,492,831)	3,359,442	—	(407,379)	(1,197,877)	(557,896)	1,105,102	2,301,392	(7,191,439)	20,483,212
Pioneer Variable Contracts Trust
Fund Portfolio	1,042,537	(307,983)	182,001	—	(94,155)	(74,518)	(86,102)	707,958	635,184	327,201	1,369,738
Bond Portfolio	56,314,245	(8,717,706)	5,527,277	—	(1,643,994)	(3,221,628)	(1,433,016)	(1,291,541)	(2,062,902)	(10,780,608)	45,533,637
Strategic Income Portfolio	14,710,111	(2,009,845)	643,772	—	(429,052)	559,777	(386,018)	(1,172,940)	(784,461)	(2,794,306)	11,915,805
Equity Income Portfolio	14,747,291	(1,336,235)	841,286	—	(650,793)	(320,055)	(358,906)	(1,029,215)	(1,517,683)	(2,853,918)	11,893,373
High Yield Portfolio	985,864	(117,062)	435	—	(50,655)	(97,859)	(12,494)	(70,617)	(231,190)	(348,252)	637,612
Prudential Series Funds
PGIM Jennison Focused Blend Portfolio	547,410	(147,818)	8	—	—	—	(6,083)	7,153	1,078	(146,740)	400,670
Natural Resources Portfolio	529,150	124,103	2,525	—	(61,411)	—	(63,145)	450,654	328,623	452,726	981,876
Mid-Cap Growth Portfolio	211,525	(60,737)	—	—	(34,241)	—	(1,806)	8,059	(27,988)	(88,725)	122,800
Royce Capital Fund
Micro-Cap Portfolio	363,453	(86,478)	10,384	—	(2,293)	—	(499)	21,225	28,817	(57,661)	305,792
Small Cap Portfolio	8,417,375	(906,649)	623,093	—	(515,948)	(219,176)	(186,685)	(222,536)	(521,252)	(1,427,901)	6,989,474
Alps Fund
Alerian Energy Infrastructure Portfolio	2,270,421	382,452	1,619,514	—	(448,292)	(200,680)	(282,624)	2,039,744	2,727,662	3,110,114	5,380,535
Red Rocks Global Opportunity Portfolio	2,187,991	(674,031)	153,141	—	(25,571)	(69,317)	(58,038)	(4,246)	(4,031)	(678,062)	1,509,929

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2022

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
American Funds IS
Asset Allocation Fund	119,153,303	(17,533,075)	9,235,012	—	(1,954,447)	(5,783,195)	(3,649,027)	(2,759,972)	(4,911,629)	(22,444,704)	96,708,599
Washington Mutual Investors Fund	49,652,767	(5,038,507)	6,543,696	—	(621,574)	(1,789,462)	(1,211,080)	(359,678)	2,561,902	(2,476,605)	47,176,162
Ultra-Short Bond Fund	19,802,623	(73,402)	9,430,000	—	(2,737,216)	(859,948)	(1,380,279)	4,017,596	8,470,153	8,396,751	28,199,374
Capital Income Builder Fund	19,785,719	(1,794,863)	2,806,410	—	(729,338)	(919,195)	(454,625)	(207,584)	495,668	(1,299,195)	18,486,524
Global Growth Fund	30,392,788	(7,999,743)	3,564,531	—	(1,704,102)	(308,853)	(561,274)	(591,699)	398,603	(7,601,140)	22,791,648
Capital World Growth and Income Fund	19,850,007	(3,728,614)	2,377,364	—	(579,041)	(545,459)	(419,757)	189,152	1,022,259	(2,706,355)	17,143,652
Global Small Capitalization Fund	8,014,793	(2,516,447)	631,076	—	(126,412)	(403,451)	(104,858)	215,905	212,260	(2,304,187)	5,710,606
Growth Fund	64,985,480	(21,006,836)	9,203,181	—	(2,121,666)	(1,635,586)	(1,227,533)	1,522,734	5,741,130	(15,265,706)	49,719,774
Growth-Income Fund	65,545,627	(12,130,461)	9,658,676	—	(1,020,208)	(3,591,087)	(1,160,261)	(1,057,485)	2,829,635	(9,300,826)	56,244,801
International Fund	11,409,124	(2,643,014)	1,357,026	—	(72,063)	(410,442)	(161,553)	74,259	787,227	(1,855,787)	9,553,337
International Growth and Income Fund	9,234,676	(1,571,717)	988,560	—	(360,955)	(332,640)	(245,962)	108,101	157,104	(1,414,613)	7,820,063
New World Fund	40,593,240	(9,608,682)	3,360,232	—	(1,196,937)	(1,612,999)	(709,015)	1,495,119	1,336,400	(8,272,282)	32,320,958
U.S. Government Securities Fund	32,366,325	(3,406,847)	5,494,009	—	(1,165,590)	(389,155)	(934,383)	(9,495,661)	(6,490,780)	(9,897,627)	22,468,698
Invesco Oppenheimer
International Growth Fund	23,648,637	(6,872,834)	3,345,565	—	(497,872)	(908,447)	(401,698)	1,355,725	2,893,273	(3,979,561)	19,669,076
T. Rowe Price
Blue Chip Growth Portfolio	72,818,683	(28,990,155)	7,094,213	—	(1,682,020)	(1,990,367)	(1,414,547)	1,320,750	3,328,029	(25,662,126)	47,156,557
Health Sciences Portfolio	31,918,351	(4,454,807)	3,079,585	—	(1,025,202)	(790,592)	(773,490)	1,241,975	1,732,276	(2,722,531)	29,195,820
John Hancock Variable Insurance Trust
Financial Industries Portfolio	3,193,107	(522,151)	643,723	—	(259,246)	(41,835)	(61,368)	(256,297)	24,977	(497,174)	2,695,933
Fundamental All Cap Core Portfolio	526,161	(132,942)	705	—	—	—	(3,108)	(211,872)	(214,275)	(347,217)	178,944
Select Bond Portfolio	408,926	(58,444)	960	—	—	(30,067)	(19,506)	(4,453)	(53,066)	(111,510)	297,416
Strategic Income Opportunities Portfolio	856,163	(90,741)	152,427	—	(192,275)	(42,242)	(13,177)	(40,399)	(135,666)	(226,407)	629,756
Federated Hermes
High Income Bond Portfolio	1,169,323	(213,725)	199,865	—	(40,744)	(9,040)	(51,953)	480,141	578,269	364,544	1,533,867
Kaufmann Portfolio	5,839,773	(1,951,472)	943,890	—	(86,793)	(230,285)	(127,361)	634,982	1,134,433	(817,039)	5,022,734
Managed Volatility Portfolio	463,399	(67,692)	41,731	—	—	(459)	(588)	(60,827)	(20,143)	(87,835)	375,564
Principal Variable Contracts
Blue Chip Fund	82,878	(153,749)	338,686	—	—	—	(1,291)	108,449	445,844	292,095	374,973
Equity Income Fund	135,176	(37,035)	245,871	—	—	—	(30,058)	(17,739)	198,074	161,039	296,215
Diversified Balance Fund	315,354	(69,063)	164,357	—	—	—	(3,574)	146,351	307,134	238,071	553,425
Diversified Growth Fund	265,780	(42,941)	—	—	—	—	(2,094)	(22,091)	(24,185)	(67,126)	198,654
Diversified Income Fund	780,251	(74,832)	29,475	—	—	—	—	(680,761)	(651,286)	(726,118)	54,133

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2021

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Fidelity Variable Insurance Products
Government Money Market Portfolio	$9,787,427	$(115,078)	$27,066	$1,676	$(730,573)	$(316,577)	$(268,387)	$2,794,721	$1,507,926	$1,392,848	$11,180,275
High Income Portfolio	6,587,049	185,127	479,236	395	(946,289)	(385,796)	(232,791)	241,043	(844,202)	(659,075)	5,927,974
Equity-Income Portfolio	6,685,108	1,464,495	103,235	963	(465,381)	(70,491)	(231,031)	(149,971)	(812,676)	651,819	7,336,927
Growth Portfolio	9,135,476	1,870,932	74,404	(58)	(445,772)	(7,882)	(149,950)	177,945	(351,313)	1,519,619	10,655,095
Overseas Portfolio	6,929,633	1,104,891	73,675	1,941	(551,953)	(310,656)	(181,266)	(42,969)	(1,011,228)	93,663	7,023,296
Mid Cap Portfolio	16,098,689	3,746,912	2,714,622	1,935	(904,519)	(770,716)	(626,133)	(194,310)	220,879	3,967,791	20,066,480
Asset Manager Portfolio	1,116,302	85,073	4,109	(58)	(121,234)	(5,150)	(48,170)	1,071	(169,432)	(84,359)	1,031,943
Investment Grade Bond Portfolio	3,431,417	(75,494)	664,208	15	(152,230)	(13,199)	(87,985)	257,027	667,836	592,342	4,023,759
Index 500 Portfolio	23,666,018	6,008,556	224,261	4,934	(1,224,025)	(197,858)	(587,331)	(1,119,586)	(2,899,605)	3,108,951	26,774,969
Contrafund Portfolio	39,822,428	10,333,280	6,949,259	1,045	(2,644,959)	(1,252,347)	(1,144,118)	(1,246,625)	662,255	10,995,535	50,817,963
Asset Manager: Growth Portfolio	887,421	108,012	25,035	(448)	(28,305)	(375)	(20,855)	(1,007)	(25,955)	82,057	969,478
Balanced Portfolio	3,734,962	604,282	225,265	(103)	(353,807)	—	(115,908)	(104,556)	(349,109)	255,173	3,990,135
Growth & Income Portfolio	1,519,482	374,679	31,676	(199)	(204,929)	(8,803)	(39,743)	240,154	18,156	392,835	1,912,317
Growth Opportunities Portfolio	19,518,772	1,918,899	16,745,085	—	(513,107)	(1,014,464)	(433,257)	(4,826)	14,779,431	16,698,330	36,217,102
Value Strategies Portfolio	3,461,782	1,057,782	146,780	(597)	(288,314)	(267,907)	(163,026)	217,679	(355,385)	702,397	4,164,179
Strategic Income Portfolio	13,485,831	319,865	2,785,314	—	(808,081)	(174,543)	(472,557)	1,684,689	3,014,822	3,334,687	16,820,518
Emerging Markets Portfolio	5,427,630	(258,675)	2,336,481	—	(427,771)	(481,700)	(148,740)	(175,818)	1,102,452	843,777	6,271,407
Real Estate Portfolio	18,444,735	6,765,047	3,412,730	—	(1,151,277)	(1,050,811)	(660,826)	(713,438)	(163,622)	6,601,425	25,046,160
Funds Manager 50% Portfolio	10,514,394	742,382	1,478,298	—	(346,952)	(1,474,240)	(123,028)	(2,212,812)	(2,678,734)	(1,936,352)	8,578,042
Funds Manager 70% Portfolio	3,988,691	580,737	1,195,830	—	(60,007)	(128,988)	(65,728)	6,562	947,669	1,528,406	5,517,097
Funds Manager 85% Portfolio	1,025,047	197,140	347,622	—	—	—	(56,654)	67,011	357,979	555,119	1,580,166
Government Money Market Portfolio Service Class 2	4,357,277	(58,437)	360,549	—	(1,377,770)	(381,725)	(102,021)	941,461	(559,506)	(617,943)	3,739,334
International Capital Appreciation Portfolio	646,274	186,898	1,939,133	—	(15,475)	—	(28,009)	318,869	2,214,518	2,401,416	3,047,690
American Century Variable Portfolios, Inc.
Balanced Fund	2,639,998	454,890	3,855,593	(24)	(106,539)	(67,909)	(84,994)	(2,245,642)	1,350,485	1,805,375	4,445,373
Capital Appreciation Fund	2,380,600	212,644	38,393	341	(43,250)	(36,959)	(37,048)	229,272	150,749	363,393	2,743,993
International Fund	3,854,284	253,897	20,365	2,051	(363,515)	(65,426)	(113,890)	99,383	(421,032)	(167,135)	3,687,149
Value Fund	65,728,799	14,857,175	15,721,860	2,613	(3,161,317)	(3,292,902)	(2,532,006)	(3,864,641)	2,873,607	17,730,782	83,459,581
Disciplined Core Value Fund	2,829,639	748,586	2,265,087	(1)	(187,817)	(42,673)	(76,650)	1,259,948	3,217,894	3,966,480	6,796,119
Inflation Protection Fund	6,057,618	374,568	3,074,027	927	(448,905)	(629,300)	(416,324)	2,969,640	4,550,065	4,924,633	10,982,251
Large Company Value Fund	410,305	88,950	19,031	—	(43,063)	—	(26,862)	133,453	82,559	171,509	581,814
Mid Cap Value Fund	30,621,899	6,630,762	8,198,125	—	(1,370,087)	(1,314,316)	(1,004,414)	(1,339,267)	3,170,041	9,800,803	40,422,702
Ultra Fund	6,680,541	1,329,842	1,333,474	—	(430,128)	(106,814)	(362,916)	(253,683)	179,933	1,509,775	8,190,316
MFS Variable Insurance Trust
Research Series	449,673	102,880	270	—	(78,680)	(18,739)	(10,921)	78,245	(29,825)	73,055	522,728
Growth Series	1,922,507	397,480	5,261	1,105	(111,796)	(19,610)	(25,479)	80,103	(70,416)	327,064	2,249,571
Investors Trust Series	330,272	106,860	13,154	1,721	(15,837)	(21,836)	(15,186)	230,290	192,306	299,166	629,438
New Discovery Series	8,811,176	51,876	1,673,785	49	(138,708)	(181,335)	(348,875)	(956,506)	48,410	100,286	8,911,462
Corporate Bond Portfolio	6,553,210	(194,868)	1,443,983	—	(739,191)	(126,791)	(245,342)	95,808	428,467	233,599	6,786,809
Emerging Markets Equity Portfolio	4,326,030	(428,797)	1,495,460	—	(227,342)	(86,656)	(68,197)	(31,505)	1,081,760	652,963	4,978,993
Technology Portfolio	9,325,705	1,086,555	1,764,676	—	(229,693)	(413,338)	(236,193)	(1,107,701)	(222,249)	864,306	10,190,011
Global Tactical Allocation Portfolio	1,425,162	18,121	176,241	—	(31,704)	(58,841)	(46,086)	(51,651)	(12,041)	6,080	1,431,242
International Intrinsic Value Portfolio	17,035,693	1,451,703	2,856,294	—	(1,119,722)	(839,056)	(483,389)	(224,086)	190,041	1,641,744	18,677,437
Utilities Series Portfolio	10,974,016	1,383,187	1,556,569	—	(549,156)	(312,799)	(352,584)	(938,659)	(596,629)	786,558	11,760,574
Blended Research Core Equity Portfolio	1,773,875	517,070	535,101	—	(38,991)	(104,680)	(16,071)	313,332	688,691	1,205,761	2,979,636
Global Real Estate Portfolio	223,797	109,306	292,168	—	—	(1,903)	(11,148)	(41,605)	237,512	346,818	570,615
The accompanying notes are an integral part of these financial statements

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2021

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	1,601,094	443,329	23,046	—	(52,684)	(34,666)	(30,430)	98,967	4,233	447,562	2,048,656
Mid-Cap Stock Portfolio	1,760,151	468,597	31,990	693	(149,217)	(63,514)	(52,523)	41,397	(191,174)	277,423	2,037,574
Bond-Debenture Portfolio	23,849,233	466,331	9,148,478	—	(842,039)	(1,515,977)	(668,054)	1,198,029	7,320,437	7,786,768	31,636,001
Fundamental Equity Portfolio	1,711,130	483,217	687,005	—	(97,181)	(166,773)	(59,317)	(67,638)	296,096	779,313	2,490,443
Developing Growth Portfolio	6,096,951	(366,013)	2,150,350	—	(182,049)	(327,417)	(109,096)	107,218	1,639,006	1,272,993	7,369,944
Short Duration Income Portfolio	19,215,169	(149,839)	6,842,480	—	(3,111,185)	(1,840,968)	(1,953,043)	3,267,395	3,204,679	3,054,840	22,270,009
Alger Fund
LargeCap Growth Portfolio	7,542,435	716,647	25,830	2,443	(318,515)	(104,681)	(200,761)	(1,309,883)	(1,905,567)	(1,188,920)	6,353,515
MidCap Growth Portfolio	5,958,203	165,413	68,402	3,209	(309,033)	(42,447)	(162,911)	(218,002)	(660,782)	(495,369)	5,462,834
Capital Appreciation Portfolio	4,581,915	691,387	15,931	—	(179,846)	(37,547)	(97,945)	(596,055)	(895,462)	(204,075)	4,377,840
SmallCap Growth Portfolio	1,036,808	(69,575)	964	1,168	(70,600)	—	(10,467)	17,787	(61,148)	(130,723)	906,085
Capital Appreciation Portfolio Class S	50,279,382	8,462,615	3,445,818	—	(2,340,818)	(2,538,750)	(1,480,876)	(2,512,147)	(5,426,773)	3,035,842	53,315,224
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	3,619,712	485,267	632,866	49	(349,325)	(480,008)	(57,658)	(220,294)	(474,370)	10,897	3,630,609
S&P 500 Index Portfolio	1,945,124	533,500	4,944	—	(569,329)	(5,280)	(32,523)	539,562	(62,626)	470,874	2,415,998
SRI Balanced Portfolio	2,690,929	509,313	2,271,164	—	(689)	(28,491)	(127,571)	657,276	2,771,689	3,281,002	5,971,931
Invesco Variable Insurance Funds
Technology Fund	1,828,280	176,754	9,705	411	(15,798)	(44,694)	(30,703)	(555,881)	(636,960)	(460,206)	1,368,074
Managed Volatility Fund	648,472	51,229	2,722	97	(19,930)	—	(2,307)	(680,283)	(699,701)	(648,472)	—
Diversified Dividend Fund	745,103	152,672	76,761	498	(38,615)	—	(23,428)	85,274	100,490	253,162	998,265
Health Care Fund	1,535,526	127,420	4,377	(31)	(110,418)	(48,280)	(22,226)	(266,855)	(443,433)	(316,013)	1,219,513
Global Real Estate Fund	116,666	24,848	201	—	(2,872)	—	(6,383)	59	(8,995)	15,853	132,519
International Equity Fund	274,266	7,826	1	—	(26,171)	—	(11,112)	(46,815)	(84,097)	(76,271)	197,995
Main Street Mid Cap Fund	291,398	52,995	475	—	(53,306)	—	(27,233)	(8,011)	(88,075)	(35,080)	256,318
Core Bond Fund	3,936,503	(125,946)	1,058,643	—	(210,226)	(144,517)	(123,609)	(87,253)	493,038	367,092	4,303,595
Discovery Mid Cap Growth Fund	3,961,727	816,344	2,633,639	—	(232,554)	(172,387)	(111,172)	380,299	2,497,825	3,314,169	7,275,896
Global Fund	5,816,026	862,297	1,501,692	—	(328,736)	(256,066)	(152,567)	(249,946)	514,377	1,376,674	7,192,700
Main Street Fund	9,305,031	2,269,288	749,204	—	(220,807)	(825,010)	(226,419)	(95,975)	(619,007)	1,650,281	10,955,312
Main Street Small Cap Fund	5,299,345	1,087,638	2,242,992	—	(489,965)	(173,968)	(89,136)	40,313	1,530,236	2,617,874	7,917,219
Balanced-Risk Allocation Fund	—	1,560	228,062	—	—	—	(845)	281	227,498	229,058	229,058
Core Plus Bond Fund	—	(3,015)	403,530	—	—	—	—	(71,837)	331,693	328,678	328,678
Equity and Income Fund	—	87,661	1,335,806	195	(35,236)	(17,730)	(48,316)	2,307,265	3,541,984	3,629,645	3,629,645
Small Cap Equity Fund	—	19,927	1,350,979	—	—	—	(3,364)	116,729	1,464,344	1,484,271	1,484,271
Equally Weighted S&P 500 Fund	—	57,458	985,525	—	—	—	(183)	454,530	1,439,872	1,497,330	1,497,330
Growth and Income Portfolio	505,212	122,771	1	—	(63,052)	—	(28,626)	25,245	(66,432)	56,339	561,551
Value Opportunities Fund	25,825	6,146	1	—	(23,666)	—	(200)	(8,106)	(31,971)	(25,825)	—
American Value Fund	120,249	25,321	—	—	(20,349)	—	(14,441)	8,106	(26,684)	(1,363)	118,886
J.P. Morgan Series Trust II
Core Bond Portfolio	1,863,705	(48,814)	67,692	437	(185,364)	(32,358)	(72,198)	191,569	(30,222)	(79,036)	1,784,669
Small Cap Core Portfolio	2,429,425	473,293	77,578	1,053	(147,832)	(45,985)	(85,043)	231,876	31,647	504,940	2,934,365

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2021

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Rydex Variable Trust
Nova Fund	559,898	358,408	7,117	49	(20,625)	(98,735)	(3,289)	490,424	374,941	733,349	1,293,247
NASDAQ-100 Fund	2,274,528	464,593	1,405	522	(12,367)	(56,017)	(17,113)	(425,461)	(509,031)	(44,438)	2,230,090
U.S. Government Money Market Fund	86,303	(1,331)	—	—	(6,543)	(1,029)	(216)	49,998	42,210	40,879	127,182
Inverse S&P 500 Strategy Fund	45,664	(102,054)	—	—	(2,497)	—	(320)	885,021	882,204	780,150	825,814
Inverse NASDAQ-100 Strategy Fund	17,010	(5,291)	84	—	(539)	—	(237)	7,350	6,658	1,367	18,377
Inverse Government Long Bond Strategy Fund	9,580	(473)	1	—	(1,417)	—	(87)	(2,418)	(3,921)	(4,394)	5,186
Government Long Bond 1.2x Strategy	310,786	(40,295)	—	—	(8,797)	—	(17,573)	(89,885)	(116,255)	(156,550)	154,236
NASDAQ-100 2x Strategy Fund	—	—	—	—	—	—	—	—	—	—	—
Inverse Dow 2x Strategy Fund	—	—	—	—	—	—	—	—	—	—	—
Rydex Variable Insurance Funds
Biotechnology Fund	6,893,292	51,793	36,093	—	(358,146)	(316,184)	(145,190)	(1,367,787)	(2,151,214)	(2,099,421)	4,793,871
S&P 500 Pure Growth Fund	4,004,339	942,193	838,595	—	(295,501)	(113,684)	(225,325)	(133,170)	70,915	1,013,108	5,017,447
S&P MidCap 400 Pure Growth Fund	1,698,938	184,080	7,600	—	(131,746)	(48,383)	(22,695)	(12,182)	(207,406)	(23,326)	1,675,612
Guggenheim Variable Insurance Funds
Long Short Equity Fund	1,020,715	201,302	108,529	1,143	(80,638)	(261,218)	(48,988)	40,361	(240,811)	(39,509)	981,206
Multi-Hedge Strategies Fund	1,928,879	126,800	108,126	—	(182,024)	(388,288)	(54,768)	21,968	(494,986)	(368,186)	1,560,693
Global Managed Futures Strategy Fund	296,674	(1,127)	62,259	—	(3,419)	(73,135)	(7,727)	2,696	(19,326)	(20,453)	276,221
Small Cap Value Fund	2,995,915	750,514	1,218,358	—	(191,784)	—	(126,354)	54,507	954,727	1,705,241	4,701,156
ProFunds VP
Profund Access VP High Yield Fund	41,796	(913)	3	—	(2,380)	—	(2,086)	(4)	(4,467)	(5,380)	36,416
Asia 30	80,009	(26,367)	140	—	—	—	(2,166)	30,352	28,326	1,959	81,968
Banks	27,578	15,317	238	—	(1,361)	—	(4,397)	36,121	30,601	45,918	73,496
Basic Materials	25,467	10,955	72	—	(2,164)	—	(3,038)	14,138	9,008	19,963	45,430
Bear	29,685	(7,250)	59	—	—	—	(64)	(16,067)	(16,072)	(23,322)	6,363
Biotechnology	264,358	30,864	646	—	(2,693)	—	(9,443)	2,489	(9,001)	21,863	286,221
Bull	334,702	100,054	502	—	(31,637)	—	(28,277)	306,289	246,877	346,931	681,633
Consumer Goods	237,187	22,009	475	—	(41,745)	—	(7,051)	(27,386)	(75,707)	(53,698)	183,489
Consumer Services	176,939	10,666	—	—	—	—	(6,168)	(37,997)	(44,165)	(33,499)	143,440
Dow 30	229,519	12,420	3	—	(5,682)	—	(7,309)	(144,409)	(157,397)	(144,977)	84,542
Emerging Markets	58,742	(10,995)	4	—	—	—	(4,572)	92	(4,476)	(15,471)	43,271
Europe 30	35,878	7,708	1	—	—	—	(2,459)	2	(2,456)	5,252	41,130
Falling U.S. Dollar	26,756	(3,016)	20	—	—	—	(378)	671	313	(2,703)	24,053
Financials	24,880	10,481	68	—	(3,262)	—	(5,920)	6,257	(2,857)	7,624	32,504
Health Care	285,948	33,488	170	—	(65,773)	—	(10,747)	(56,989)	(133,339)	(99,851)	186,097
Industrials	163,542	20,581	30	—	(14,592)	—	(15,721)	(46,648)	(76,931)	(56,350)	107,192
International	42,580	4,166	—	—	—	—	(1,806)	(1,374)	(3,180)	986	43,566
Internet	363,590	7,034	8,529	—	(5,014)	—	(9,077)	6,065	503	7,537	371,127
Japan	45,332	800	—	—	—	—	(735)	881	146	946	46,278
Large-Cap Growth	1,091,999	293,565	601	—	—	—	(33,440)	46,765	13,926	307,491	1,399,490
Large-Cap Value	377,859	74,384	474	—	—	—	(20,930)	348	(20,108)	54,276	432,135
Mid-Cap	133,330	25,186	435	—	(19,603)	—	(6,103)	(695)	(25,966)	(780)	132,550
Mid-Cap Growth	354,260	37,824	—	—	(495)	—	(10,942)	(32,963)	(44,400)	(6,576)	347,684
Mid-Cap Value	86,232	18,895	138	—	(3,062)	—	(8,858)	17,444	5,662	24,557	110,789
Government Money Market	4,022,896	(70,167)	4,174	—	(241,022)	(322,449)	(281,574)	(812,767)	(1,653,638)	(1,723,805)	2,299,091
Oil & Gas	134,545	66,970	74	—	(37,715)	(1,551)	(20,709)	104,866	44,965	111,935	246,480
NASDAQ-100	615,178	82,674	500	—	(51,409)	—	(24,581)	(56,518)	(132,008)	(49,334)	565,844
Pharmaceuticals	63,933	5,513	644	—	—	—	(635)	(887)	(878)	4,635	68,568

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2021

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Precious Metals	446,026	(56,382)	53	—	(33,181)	(4,757)	(41,019)	60,152	(18,752)	(75,134)	370,892
Real Estate	91,882	34,504	8	—	(4,241)	—	(6,702)	46,006	35,071	69,575	161,457
Rising Rates Opportunity	19,158	536	3	—	(5,905)	—	(1,488)	184	(7,206)	(6,670)	12,488
Semiconductor	144,703	66,414	32	—	—	—	(6,142)	(9,923)	(16,033)	50,381	195,084
Short Dow 30	9,644	(551)	2	—	—	—	—	(7,508)	(7,506)	(8,057)	1,587
Short Emerging Markets	—	—	—	—	—	—	—	—	—	—	—
Short International	6,133	(949)	—	—	—	—	(31)	1	(30)	(979)	5,154
Short Mid-Cap	1,884	(486)	—	—	—	—	—	—	—	(486)	1,398
Short NASDAQ-100	3,405	(14)	—	—	—	—	—	(3,391)	(3,391)	(3,405)	—
Short Small-Cap	3,518	(734)	3	—	—	—	(29)	(893)	(919)	(1,653)	1,865
Small-Cap	188,232	18,017	639	—	(13,245)	—	(9,514)	14,382	(7,738)	10,279	198,511
Small-Cap Growth	237,390	27,472	—	—	—	(47,452)	(11,493)	877	(58,068)	(30,596)	206,794
Small-Cap Value	205,866	31,570	138	—	—	—	(10,147)	(114,165)	(124,174)	(92,604)	113,262
Technology	504,019	122,482	223	—	(40,763)	—	(36,875)	(122,824)	(200,239)	(77,757)	426,262
Telecommunications	5,900	803	170	—	—	—	(345)	(2,336)	(2,511)	(1,708)	4,192
U.S. Government Plus	396,418	(36,355)	55	—	(922)	(2,334)	(43,271)	30,820	(15,652)	(52,007)	344,411
UltraBull	988,666	476,322	8,462	—	(8,718)	(4,870)	(43,897)	(115,036)	(164,059)	312,263	1,300,929
UltraMid-Cap	648,391	237,048	8,000	—	(13,659)	(5,259)	(39,172)	(81,958)	(132,048)	105,000	753,391
UltraNASDAQ-100	882,258	461,782	6,885	—	(3,862)	(5,048)	(76,742)	158,083	79,316	541,098	1,423,356
UltraShort Dow 30	941	(423)	—	—	—	—	—	(1)	(1)	(424)	517
UltraShort NASDAQ-100	590	(389)	309	—	—	—	—	(35)	274	(115)	475
UltraSmall-Cap	409,774	85,772	8,497	—	(64,680)	(5,417)	(34,810)	(14,418)	(110,828)	(25,056)	384,718
Utilities	115,289	9,424	232	—	(2,739)	—	(7,085)	(29,903)	(39,495)	(30,071)	85,218
VanEck Worldwide Insurance Trust
Global Resources Fund	6,663,338	1,113,756	1,739,302	1,066	(961,828)	(56,411)	(146,235)	(2,354,546)	(1,778,652)	(664,896)	5,998,442
Emerging Markets Fund	1,536,938	(201,324)	37,792	(1,102)	(105,083)	(4,911)	(130,542)	144,769	(59,077)	(260,401)	1,276,537
Emerging Markets Bond Fund	554,814	(25,335)	533	—	(57,513)	(618)	(6,360)	(65,016)	(128,974)	(154,309)	400,505
Janus Henderson Series
Global Technology and Innovation Portfolio	11,077,250	1,727,509	3,433,185	—	(627,977)	(1,138,046)	(227,171)	91,634	1,531,625	3,259,134	14,336,384
Overseas Portfolio	656,299	86,269	528,248	—	(1,258)	(63,489)	(25,225)	16,067	454,343	540,612	1,196,911
Research Portfolio	561,464	71,524	—	—	(199,112)	(25,995)	(33,712)	(90,900)	(349,719)	(278,195)	283,269
Enterprise Services Portfolio	30,922,087	4,821,239	6,115,470	—	(845,779)	(983,399)	(1,069,756)	281,862	3,498,398	8,319,637	39,241,724
Global Research Portfolio	1,089,276	204,162	555,236	—	(9,476)	(14,190)	(14,971)	(151,025)	365,574	569,736	1,659,012
Mid Cap Value Portfolio	3,568,721	628,564	1,117,564	—	(168,214)	(274,825)	(125,695)	(441,878)	106,952	735,516	4,304,237
Balanced Portfolio	55,162,863	10,242,921	24,258,953	—	(1,529,690)	(1,892,961)	(2,834,143)	6,423,352	24,425,511	34,668,432	89,831,295
Flexible Bond Portfolio	9,649,511	(242,325)	1,187,543	—	(599,488)	(238,709)	(353,363)	1,599,237	1,595,220	1,352,895	11,002,406

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2021

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
PIMCO Variable Insurance Trust
Total Return Portfolio	46,554,357	(1,236,610)	5,162,941	4,539	(2,632,154)	(2,735,185)	(3,094,983)	1,620,783	(1,674,059)	(2,910,669)	43,643,688
Low Duration Portfolio	28,712,551	(794,758)	9,266,430	—	(1,462,253)	(1,906,254)	(1,604,085)	4,945,406	9,239,244	8,444,486	37,157,037
High Yield Portfolio	10,181,904	175,777	2,173,181	440	(620,413)	(461,912)	(488,433)	(766,610)	(163,747)	12,030	10,193,934
Real Return Portfolio	24,012,468	1,016,402	4,771,427	—	(1,173,739)	(1,494,149)	(1,005,707)	2,031,756	3,129,588	4,145,990	28,158,458
All Asset Portfolio	3,938,978	538,394	306,886	—	(255,138)	(892,407)	(119,036)	332,850	(626,845)	(88,451)	3,850,527
Global Managed Asset Allocation Portfolio	893,068	104,518	259,384	—	(12,247)	(2,113)	(24,521)	(8,451)	212,052	316,570	1,209,638
Short-Term Portfolio	57,770,230	(668,046)	14,729,931	—	(5,644,933)	(3,828,711)	(2,223,353)	(15,749,113)	(12,716,179)	(13,384,225)	44,386,005
Emerging Markets Bond Portfolio	2,203,410	(87,252)	284,470	—	(35,930)	(265,870)	(55,159)	15,127	(57,362)	(144,614)	2,058,796
Global Bond Opportunities Portfolio	185,660	(7,174)	—	—	(4,753)	(79,698)	(355)	11,271	(73,535)	(80,709)	104,951
Commodity Real Return Strategy Portfolio	4,932,228	1,563,167	656,202	—	(379,757)	(386,383)	(225,443)	454,533	119,152	1,682,319	6,614,547
International Bond (USD-Hedged) Portfolio	2,355,459	(82,249)	572,144	—	(187,663)	(128,771)	(52,751)	325,172	528,131	445,882	2,801,341
Dynamic Bond Adv Portfolio	2,333,712	(4,350)	854,826	—	(74,926)	(268,995)	(61,294)	(201,733)	247,878	243,528	2,577,240
Income Advisor Portfolio	28,750,387	172,105	4,310,962	—	(148,291)	(1,058,397)	(2,114,525)	5,860,667	6,850,416	7,022,521	35,772,908
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	1,341,725	306,394	32,018	815	(56,149)	(39,730)	(70,233)	391,909	258,630	565,024	1,906,749
Large Cap Value Fund	239,412	81,378	18,160	—	(2,511)	—	(6,127)	318,391	327,913	409,291	648,703
Mid Cap Value Fund	3,558,519	979,996	57,139	2,072	(233,638)	(22,969)	(131,363)	(98,869)	(427,628)	552,368	4,110,887
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	991,422	85,760	1,435	—	(3,331)	(50,847)	(11,226)	54,141	(9,828)	75,932	1,067,354
AMT Mid Cap Intrinsic Value Portfolio	122,415	94,848	32,871	—	(11,137)	(22,549)	(7,135)	317,686	309,736	404,584	526,999
BNY Mellon Variable Investment Fund
Appreciation Portfolio	332,922	81,380	470	—	(5,064)	—	(18,488)	228,478	205,396	286,776	619,698
Sustainable U.S. Equity Portfolio	28,762	4,166	474	—	(15,299)	—	—	2	(14,823)	(10,657)	18,105
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	35,101	(1,568)	—	—	—	—	(1,493)	428	(1,065)	(2,633)	32,468
Emerging Markets Equity Portfolio	223,909	3,043	202	—	(18,784)	—	(10,314)	(20,068)	(48,964)	(45,921)	177,988
Discovery Portfolio	192,113	(13,541)	—	—	(72,605)	—	(5,730)	803	(77,532)	(91,073)	101,040
U.S. Real Estate Portfolio	74,245	24,173	195	—	(9,671)	(3,161)	(9,266)	(3,163)	(25,066)	(893)	73,352
Northern Lights Variable Trust
Power Income Fund	626,172	(3,746)	7,843	—	(27,286)	—	(414)	(602,569)	(622,426)	(626,172)	—
Power Dividend Index Fund	919,990	218,570	58,013	—	—	(5,510)	(11,043)	(345,458)	(303,998)	(85,428)	834,562
AB Variable Products Series
Dynamic Asset Allocation Portfolio	3,330,917	247,244	89,708	—	(229,617)	(18,625)	(117,973)	54,077	(222,430)	24,814	3,355,731
Small Cap Growth Portfolio	24,497	2,685	—	—	—	—	(53)	(4,555)	(4,608)	(1,923)	22,574
Small Mid Cap Value Portfolio	2,910,076	1,161,182	2,333,836	—	(431,926)	(134,923)	(115,590)	652,692	2,304,089	3,465,271	6,375,347
BlackRock Variable Series Fund, Inc.
Basic Value Fund	2,741,309	522,456	786,046	—	(136,247)	(331,168)	(57,594)	(99,381)	161,656	684,112	3,425,421
Capital Appreciation Fund	1,249,034	215,952	750	—	(52,841)	—	(14,197)	(104,540)	(170,828)	45,124	1,294,158
Equity Dividend Fund	19,808,363	3,896,258	3,851,161	—	(781,201)	(609,611)	(990,913)	3,446,546	4,915,982	8,812,240	28,620,603
Global Allocation Fund	16,519,119	818,500	1,915,878	—	(1,233,596)	(1,284,097)	(365,984)	476,384	(491,415)	327,085	16,846,204
Advantage Large Cap Core Fund	514,509	125,837	13,508	—	(39,458)	—	(31,204)	(26,552)	(83,706)	42,131	556,640
Large Cap Focus Growth Fund	13,103,358	2,144,444	2,678,463	—	(1,067,296)	(488,696)	(395,855)	(495,475)	231,141	2,375,585	15,478,943
60/40 Target Allocation ETF Fund	5,985,133	698,865	2,693,009	—	(160,657)	(5,406)	(156,205)	(243,905)	2,126,836	2,825,701	8,810,834
Total Return Portfolio	1,564,132	(47,149)	—	—	—	—	(49,286)	340,767	291,481	244,332	1,808,464
S&P 500 Portfolio	1,782,081	446,980	—	—	—	—	(69,929)	(151,454)	(221,383)	225,597	2,007,678

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2021

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	4,776,795	1,205,534	1,770,399	—	(171,406)	(292,505)	(103,720)	524,118	1,726,886	2,932,420	7,709,215
Dividend Opportunity Portfolio	4,233,602	1,074,750	1,620,842	—	(36,443)	(402,442)	(121,415)	(253,191)	807,351	1,882,101	6,115,703
Emerging Markets Bond Portfolio	6,464,503	(234,457)	273,445	—	(293,784)	(494,728)	(263,078)	367,190	(410,955)	(645,412)	5,819,091
High Yield Portfolio	4,867,407	178,819	2,346,290	—	(105,896)	(187,731)	(170,811)	(619,002)	1,262,850	1,441,669	6,309,076
Select Large-Cap Value Portfolio	729,142	328,468	2,097,861	—	(39,307)	(44,008)	(128,057)	1,412,562	3,299,051	3,627,519	4,356,661
Seligman Global Tech Portfolio	5,089,324	2,487,342	4,373,679	—	(151,441)	(126,175)	(182,349)	906,138	4,819,852	7,307,194	12,396,518
US Government Mortgage Portfolio	2,294,024	(66,333)	2,880,337	—	(244,973)	(554,215)	(41,511)	(1,913,461)	126,177	59,844	2,353,868
Strategic Income Portfolio	257,543	(5,413)	847,153	—	(74,834)	(16,985)	(16,401)	462,140	1,201,073	1,195,660	1,453,203
Emerging Markets Portfolio	—	(27,616)	313,629	—	—	—	(57)	26,309	339,881	312,265	312,265
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	37,096,159	10,024,833	10,150,387	—	(1,745,916)	(1,970,802)	(920,495)	(3,195,823)	2,317,351	12,342,184	49,438,343
Small Cap Index Portfolio	6,400,725	794,372	2,841,069	—	(358,222)	(229,114)	(129,865)	(476,049)	1,647,819	2,442,191	8,842,916
Alternative Asset Allocation Portfolio	1,184,795	123,566	52,879	—	(42,044)	(110,916)	(27,003)	26,825	(100,259)	23,307	1,208,102
Global Small Cap Portfolio	357,984	45,083	—	—	(6,215)	(62,341)	(23,591)	(3,936)	(96,083)	(51,000)	306,984
Small Mid Cap Value Portfolio	4,977,766	1,343,177	211,552	—	(277,573)	(274,097)	(144,535)	(289,235)	(773,888)	569,289	5,547,055
CROCI US Portfolio	168,798	38,360	1,000	—	(9,729)	(11,830)	(4,260)	8,401	(16,418)	21,942	190,740
High Income Portfolio	—	588	169,963	—	—	—	—	(6,225)	163,738	164,326	164,326
Eaton Vance Variable Trust
Floating Rate Income Portfolio	17,199,803	398,555	3,992,639	—	(1,163,829)	(934,763)	(814,522)	1,235,287	2,314,812	2,713,367	19,913,170
Delaware Variable Insurance Portfolios
Total Return Portfolio	335,597	30,411	—	—	(16,754)	—	(11,021)	(138,414)	(166,189)	(135,778)	199,819
International Portfolio	1,128,220	58,209	1,500	—	(21,080)	(3,309)	(13,789)	98,096	61,418	119,627	1,247,847
Opportunity Portfolio	11,448,002	2,305,513	154,881	—	(640,359)	(784,748)	(487,688)	(1,115,379)	(2,873,293)	(567,780)	10,880,222
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	6,253,697	1,036,961	144,227	—	(531,014)	(287,041)	(190,352)	(385,942)	(1,250,122)	(213,161)	6,040,536
Income Fund	21,672,079	3,244,975	3,583,022	—	(1,448,336)	(1,203,880)	(1,021,246)	522	(89,918)	3,155,057	24,827,136
Global Bond Fund	29,210,565	(1,872,304)	3,510,145	—	(1,283,146)	(1,742,280)	(1,145,012)	3,009,922	2,349,629	477,325	29,687,890
Foreign Fund	36,392,804	1,003,364	6,815,634	—	(1,782,647)	(2,005,199)	(1,320,073)	(424,923)	1,282,792	2,286,156	38,678,960
Developing Markets Fund	3,538,904	(192,647)	173,143	—	(205,533)	(277,825)	(110,550)	15,448	(405,317)	(597,964)	2,940,940
Mutual Global Discovery Fund	5,988,007	1,034,478	40,325	—	(579,399)	(226,927)	(109,741)	37,136	(838,606)	195,872	6,183,879
Rising Dividends Fund	21,466,410	5,653,987	5,496,404	—	(1,127,381)	(1,280,297)	(433,446)	(460,756)	2,194,524	7,848,511	29,314,921
DynaTech 2 Fund	—	(37,254)	1,029,087	—	(882)	—	(631)	295,488	1,323,062	1,285,808	1,285,808
Multi-Asset Dynamic Multi-Strategy Portfolio	405,881	44,487	1,485	—	(1,494)	(483)	(7,076)	(27,737)	(35,305)	9,182	415,063

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2021

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
Delaware Ivy Variable Insurance Portfolios
Asset Strategy Portfolio	3,950,871	315,281	80,821	—	(355,266)	(300,164)	(93,384)	(171,508)	(839,501)	(524,220)	3,426,651
Balanced Portfolio	7,454,825	1,051,984	329,707	—	(159,517)	(594,509)	(175,269)	(5,146)	(604,734)	447,250	7,902,075
Global Value Equity Portfolio	1,093,882	159,843	89,056	—	(95,198)	(80,256)	(11,098)	20,653	(76,843)	83,000	1,176,882
Energy Portfolio	800,671	369,869	130,666	—	(112,320)	(76,760)	(23,108)	600,257	518,735	888,604	1,689,275
Global Bond Portfolio	1,044,085	(16,701)	94,593	—	(8,631)	(295,521)	(42,391)	(248,549)	(500,499)	(517,200)	526,885
Natural Resources Portfolio	638,931	168,767	43,911	—	(29,851)	(49,580)	(21,566)	41,911	(15,175)	153,592	792,523
Growth Portfolio	4,364,019	1,244,923	587,202	—	(192,472)	(260,719)	(103,701)	(776,409)	(746,099)	498,824	4,862,843
High Income Portfolio	14,059,607	635,124	1,066,639	—	(1,028,069)	(1,024,110)	(422,115)	(1,079,752)	(2,487,407)	(1,852,283)	12,207,324
International Core Equity Portfolio	7,775,781	965,672	452,469	—	(420,622)	(334,054)	(184,216)	(163,733)	(650,156)	315,516	8,091,297
Global Growth Portfolio	912,647	141,848	36,000	—	(67,126)	—	(4,613)	(31,395)	(67,134)	74,714	987,361
Mid Cap Growth Portfolio	12,968,074	2,083,023	2,759,966	—	(187,541)	(674,916)	(263,758)	(1,568,939)	64,812	2,147,835	15,115,909
Science and Technology Portfolio	16,169,446	2,290,125	1,789,735	—	(778,808)	(182,716)	(459,837)	(348,212)	20,162	2,310,287	18,479,733
Small Cap Growth Portfolio	6,879,809	220,044	203,727	—	(276,682)	(251,116)	(147,696)	(397,693)	(869,460)	(649,416)	6,230,393
SMID Cap Core Portfolio	12,291,898	2,279,972	1,604,025	—	(506,558)	(968,316)	(352,949)	(1,621,111)	(1,844,909)	435,063	12,726,961
Lazard Retirement Series, Inc.
International Equity Portfolio	1,161,559	54,759	109,233	—	(138,283)	(63,964)	(32,064)	(57,739)	(182,817)	(128,058)	1,033,501
Global Dynamic Multi Asset Portfolio	1,333,979	132,204	525,350	—	(23,826)	(132,549)	(42,110)	(326,392)	473	132,677	1,466,656
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	1,448,658	(8,976)	889,484	—	(76,796)	(1,183)	(102,528)	24,166	733,143	724,167	2,172,825
ClearBridge Variable Mid Cap Portfolio	10,335,598	2,887,232	3,107,340	—	(461,466)	(388,355)	(342,604)	250,662	2,165,577	5,052,809	15,388,407
ClearBridge Variable Dividend Strategy Portfolio	30,049,701	8,518,543	4,031,531	—	(561,798)	(759,547)	(2,215,150)	5,440,236	5,935,272	14,453,815	44,503,516
ClearBridge Variable Small Cap Growth Portfolio	5,195,487	583,455	2,052,270	—	(357,017)	(61,337)	(142,914)	(337,317)	1,153,685	1,737,140	6,932,627
ClearBridge Variable Aggressive Growth Portfolio	988,742	72,612	32,500	—	(62,010)	(12,559)	(28,454)	14,607	(55,916)	16,696	1,005,438
Western Asset Variable Core Bond Plus Portfolio	73,589,537	(2,674,002)	19,793,892	—	(2,824,527)	(3,287,264)	(3,049,467)	6,075,694	16,708,328	14,034,326	87,623,863
ClearBridge Variable Large Cap Growth Portfolio	19,100,602	4,232,831	7,309,481	—	(502,466)	(719,001)	(780,219)	(966,577)	4,341,218	8,574,049	27,674,651
Pioneer Variable Contracts Trust
Fund Portfolio	821,287	178,073	89,967	—	(11,528)	(230,167)	(2,747)	197,652	43,177	221,250	1,042,537
Bond Portfolio	49,841,041	(544,094)	10,157,429	—	(2,289,561)	(3,059,219)	(1,949,512)	4,158,161	7,017,298	6,473,204	56,314,245
Strategic Income Portfolio	13,675,201	64,203	1,365,206	—	(462,348)	(553,413)	(522,410)	1,143,672	970,707	1,034,910	14,710,111
Equity Income Portfolio	12,659,788	2,870,549	1,658,519	—	(919,910)	(710,752)	(403,146)	(407,757)	(783,046)	2,087,503	14,747,291
High Yield Portfolio	1,033,879	40,279	5,708	—	(53,345)	(41,127)	(52,546)	53,016	(88,294)	(48,015)	985,864
Prudential Series Funds
PGIM Jennison Focused Blend Portfolio	485,480	71,250	6	—	—	—	(6,007)	(3,319)	(9,320)	61,930	547,410
Natural Resources Portfolio	564,254	116,464	2,912	—	(108,316)	(10,982)	(7,769)	(27,413)	(151,568)	(35,104)	529,150
Mid-Cap Growth Portfolio	270,641	21,280	—	—	(60,680)	—	(11,514)	(8,202)	(80,396)	(59,116)	211,525
Royce Capital Fund
Micro-Cap Portfolio	387,137	96,649	30,163	—	(92,745)	—	(174)	(57,577)	(120,333)	(23,684)	363,453
Small Cap Portfolio	7,891,351	1,983,958	649,118	—	(570,594)	(578,239)	(333,473)	(624,746)	(1,457,934)	526,024	8,417,375
Alps Fund
Alerian Energy Infrastructure Portfolio	1,604,648	520,081	406,728	—	(118,857)	(255,415)	(33,404)	146,640	145,692	665,773	2,270,421
Red Rocks Global Opportunity Portfolio	1,697,631	389,962	196,828	—	(85,535)	(32,580)	(54,760)	76,445	100,398	490,360	2,187,991

Midland National Life Insurance Company
Separate Account C
Statements of Changes in Net Assets
Year Ended December 31, 2021

		Net Increase							Net Increase (Decrease)	Total Increase	Net Assets
	Net Assets	(Decrease) in Net					Transfers	Interfund and Net	in Net Assets from	(Decrease) in	End of
	Beginning	Assets Resulting	Net	Transfers of	Transfers of	Transfers of	of Other	Transfers (to) from	Capital Share Transactions	Net Assets	Year
	of Year (a)	from Operations (b)	Premiums (c)	Policy Loans (d)	Surrenders (e)	Death Benefits (f)	Terminations (g)	General Account (h)	(i)=(c+d+e+f+g+h)	(j)=(b+i)	(k)=(a+j)
American Funds IS
Asset Allocation Fund	88,570,731	12,795,410	25,985,240	—	(3,277,115)	(3,966,603)	(2,069,389)	1,115,029	17,787,162	30,582,572	119,153,303
Washington Mutual Investors Fund	36,024,945	9,649,241	10,162,788	—	(1,131,886)	(1,915,948)	(997,613)	(2,138,760)	3,978,581	13,627,822	49,652,767
Ultra-Short Bond Fund	22,701,543	(403,847)	9,591,980	—	(2,400,561)	(1,939,001)	(1,177,247)	(6,570,244)	(2,495,073)	(2,898,920)	19,802,623
Capital Income Builder Fund	16,723,670	2,281,726	3,283,846	—	(353,946)	(2,506,637)	(289,744)	646,804	780,323	3,062,049	19,785,719
Global Growth Fund	18,882,735	3,137,959	9,407,621	—	(486,935)	(741,221)	(508,959)	701,588	8,372,094	11,510,053	30,392,788
Capital World Growth and Income Fund	14,909,631	2,141,344	3,006,006	—	(294,140)	(749,957)	(436,661)	1,273,784	2,799,032	4,940,376	19,850,007
Global Small Capitalization Fund	5,852,838	251,047	2,790,589	—	(105,260)	(202,066)	(124,796)	(447,559)	1,910,908	2,161,955	8,014,793
Growth Fund	44,819,781	9,579,591	16,177,409	—	(1,604,073)	(2,682,705)	(1,252,117)	(52,406)	10,586,108	20,165,699	64,985,480
Growth-Income Fund	41,994,585	10,178,399	23,222,520	—	(1,391,793)	(3,838,179)	(1,099,018)	(3,520,887)	13,372,643	23,551,042	65,545,627
International Fund	8,717,502	(398,005)	4,226,318	—	(554,030)	(523,791)	(291,411)	232,541	3,089,627	2,691,622	11,409,124
International Growth and Income Fund	7,449,803	276,128	2,537,355	—	(238,913)	(687,674)	(200,631)	98,608	1,508,745	1,784,873	9,234,676
New World Fund	36,511,158	1,147,817	8,021,476	—	(1,267,827)	(1,934,593)	(1,083,293)	(801,498)	2,934,265	4,082,082	40,593,240
U.S. Government Securities Fund	34,858,071	(726,669)	11,863,707	—	(3,032,845)	(1,126,852)	(1,749,878)	(7,719,209)	(1,765,077)	(2,491,746)	32,366,325
Invesco Oppenheimer
International Growth Fund	15,661,018	1,449,344	7,927,620	—	(333,864)	(481,883)	(488,181)	(85,417)	6,538,275	7,987,619	23,648,637
T. Rowe Price
Blue Chip Growth Portfolio	55,679,399	9,260,475	14,889,878	—	(1,944,356)	(2,966,382)	(1,426,136)	(674,195)	7,878,809	17,139,284	72,818,683
Health Sciences Portfolio	23,872,615	3,017,188	6,949,689	—	(736,540)	(887,041)	(768,549)	470,989	5,028,548	8,045,736	31,918,351
John Hancock Variable Insurance Trust
Financial Industries Portfolio	778,002	305,277	576,855	—	(67,428)	(1,684)	(28,072)	1,630,157	2,109,828	2,415,105	3,193,107
Fundamental All Cap Core Portfolio	96,473	155,262	8,445	—	(20,764)	—	(1,510)	288,255	274,426	429,688	526,161
Select Bond Portfolio	317,121	(8,553)	181,300	—	(12,323)	(45,059)	(35,087)	11,527	100,358	91,805	408,926
Strategic Income Opportunities Portfolio	446,640	(4,125)	361,798	—	(731)	(3,577)	(37,919)	94,077	413,648	409,523	856,163
Federated Hermes
High Income Bond Portfolio	422,194	7,306	927,654	—	—	(25,239)	(51,588)	(111,004)	739,823	747,129	1,169,323
Kaufmann Portfolio	4,080,488	35,268	3,023,666	—	(66,658)	(235,864)	(135,623)	(861,504)	1,724,017	1,759,285	5,839,773
Managed Volatility Portfolio	68,794	30,027	303,649	—	(18,230)	—	(287)	79,446	364,578	394,605	463,399
Principal Variable Contracts
Blue Chip Fund	—	1,196	20,722	—	—	—	—	60,960	81,682	82,878	82,878
Equity Income Fund	—	5,048	129,628	—	—	—	(995)	1,495	130,128	135,176	135,176
Diversified Balance Fund	—	1,684	300,594	—	—	—	—	13,076	313,670	315,354	315,354
Diversified Growth Fund	—	9,272	256,887	—	—	—	—	(379)	256,508	265,780	265,780
Diversified Income Fund	—	11,365	36,500	—	—	—	—	732,386	768,886	780,251	780,251

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

1.Organization and Significant Accounting Policies
Organization
Midland National Life Separate Account C (“Separate Account”), a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 as amended, is a segregated investment account of Midland National Life Insurance Company (the “Company”) in accordance with the provisions of the Iowa Insurance laws. The assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. The Separate Account consists of eleven insurance products,each with different characteristics and product features which result in varying charges. The Separate Account is used to fund variable annuity contracts of the Company. Sammons Financial Network, an affiliate, serves as the underwriter of the variable products.
Investments
The Separate Account invests in specified portfolios of Fidelity Variable Insurance Products (“VIPF”), American Century Variable Portfolios, Inc. (“ACVP”), MFS Variable Insurance Trust (“MFS”), Lord Abbett Series Fund, Inc. (“LAC”), Alger Fund (“FAM”), Calvert Variable Series, Inc. (“CAM”), Invesco Variable Insurance Funds (“INV”), J.P. Morgan Series Trust II (“JP”), Rydex Variable Trust (“RYDEX”), the Rydex Variable Insurance Funds ("RYDEX VIF"), the Guggenheim Variable Insurance Funds ("GVIF"), , ProFunds VP (“PF”), Van Eck Worldwide Insurance Trust (“Van Eck”), Janus Henderson Series (“JANUS”), PIMCO Variable Insurance Trust (“PIMCO”), Goldman Sachs Variable Insurance Trust (“Goldman”), Neuberger Berman Advisors Management Trust (“Neuberger”), the BNY Mellon Variable Investment Fund (“BNY”), the Morgan Stanley Variable Institutional Funds (“MSVIF”), the Northern Lights Variable Trust (“NLVT”), the AB Variable Products Series (“ABVPS”), the BlackRock Variable Series Fund, Inc. (“BRVS”), the Columbia Variable Portfolio (“CVP”), the DWS Variable Insurance Portfolios (“DEUT VIP”), the Eaton Vance Variable Trust (“EVVT”), the Delaware Variable Insurance Portfolios (“DEL”), the Franklin Templeton Variable Insurance Products Trust (“FTVIP”), the Delaware Ivy Variable Insurance Portfolios (“DEL IVY VIP”), the Lazard Retirement Series, Inc. (“LRS”), the Legg Mason Partners Variable Equity Trust (“LMVET”), the Pioneer Variable Contracts Trust (“PIONEER VCT”), the Prudential Series Funds (“PRUDENTIAL”), the Royce Capital Fund (“ROYCE”), the Alps Fund (“ALPS”), the American Funds IS (“AFIS”), the Invesco Oppenheimer (“INV OPP”), the T. Rowe Price (“T. ROWE”), the John Hancock Variable Insurance Trust (“JHVIT”) and the Federated Hermes (“FED H”), (collectively “the Funds”), each diversified open-end management companies registered under the Investment Company Act of 1940, as directed by participants. All of these portfolios have been in existence for more than two years. During 2021 the Separate Account began offering a new portfolio of funds, provided Principal Variable Contracts ("PRIN").
Effective March 29, 2018 the BRVS iShares Equity Appreciation Fund and the BRVS iShares Dynamic Fixed Income Fund were liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of BlackRock Variable Series. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at 3/29/2018 were transferred to the American Funds IS Ultra-Short Bond fund.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

Effective April 30, 2018 the INV Global Health Care Fund was renamed the INV Health Care Fund and the IVY VIP Dividend Opportunities Portfolio was renamed IVY VIP Global Equity Income Portfolio.
Effective May 1, 2018 the IVY VIP Balanced Portfolio, the PRUDENTIAL Natural Resources Portfolio, and the PRUDENTIAL SP Prudential US Emerging Growth Portfolio were closed to new investors.
Effective May 1, 2018 the Separate Account began offering a new portfolio of funds, provided by JHVIT. The funds available under this portfolio include the JHVIT Financial Industries Portfolio, the JHVIT Fundamental All Cap Core Portfolio, the JHVIT Select Bond Portfolio, and the JHVIT Strategic Income Opportunities Portfolio. In addition, the CAM SRI Balanced Portfolio was introduced on May 1, 2018.
Effective June 18, 2018 the BRVS Total Return Portfolio and the BRVS S&P 500 Portfolio were introduced.
Effective July 2, 2018 the Deutsche Variable Insurance Portfolio was renamed the DWS Variable Insurance Portfolios.
Effective July 30, 2018 the PIMCO Foreign Bond (USD-Hedged) Portfolio was renamed the PIMCO International Bond (USD-Hedged) Portfolio, the PIMCO Unconstrained Bond Adv Portfolio was renamed the PIMCO Dynamic Bond Adv Portfolio, and the PIMCO Global Bond Unhedged Portfolio was renamed the PIMCO Global Bond Opportunities Portfolio.
Effective July 15, 2018 the BRVS iShares Alternative Strategies Fund was closed to new investors and on August 31, 2018 the fund was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of BlackRock Variable Series. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at August 31, 2018 were transferred to the American Funds IS Ultra-Short Bond Fund.
Effective January 1, 2019 the JANUS GI Unconstrained Bond Portfolio was closed to new investors and a subsequent liquidation occurred March 1, 2019. The plan of liquidation and dissolution was approved by the Board of Trustees of Janus Henderson Series. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at March 1, 2019 were transferred to the VIPF Government Money Market Portfolio.
Effective April 18, 2019 the ABVPS Real Estate Investment Portfolio was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of the AB Variable Products Series. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at April 18, 2019 were transferred to the VIPF Government Money Market Portfolio Service Class 2.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

Effective April 29, 2019 the OPP Global Multi-Alternatives Fund was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of the Oppenheimer Fund. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at April 29, 2019 will be transferred to the VIPF Government Money Market Portfolio Service Class 2.
Effective April 30, 2019 the MSVIF Mid Cap Growth Portfolio was renamed the MSVIF Discovery Portfolio.
Effective May 1, 2019 the Separate Account began offering a new portfolio of funds, provided by Federated (“FED”). The funds available under this portfolio include the FED High Income Bond Portfolio, the FED Kaufmann Portfolio, and the FED Managed Volatility Portfolio. In addition, the ACVP Balanced Fund, the ACVP Income & Growth Fund, and the MFS Global Real Estate Portfolio were introduced on May 1, 2019.
Effective May 1, 2019 the LMVET ClearBridge Variable Aggressive Growth Portfolio, the VIPF Value Strategies Portfolio, the JHVIT Fundamental All Cap Core Portfolio, the RYDEX VIF Biotechnology Fund, and the RYDEX VIF S&P MidCap 400 Pure Growth Fund were closed to new investors.
Effective May 1, 2019 the BRVS iShares Dynamic Allocation Fund was renamed the BRVS 60/40 Target Allocation ETF Fund.
Effective May 28, 2019 all Oppenheimer Funds were transitioned into INV OPP.
Effective June 1, 2019 the MFS International Value Portfolio was renamed the MFS International Intrinsic Value Portfolio.
Effective June 3, 2019 the Dreyfus Variable Investment Fund was renamed the BNY.
Effective July 1, 2019, the LAC International Opportunities Portfolio was closed to new investors and on July 31, 2019 the portfolio was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of Lord Abbett Series Fund, Inc. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at July 31, 2019 were transferred to the VIPF Government Money Market Portfolio.
Effective October 1, 2019 the PIMCO Global Multi-Asset Managed Allocation Portfolio was renamed the PIMCO Global Managed Asset Allocation Portfolio.
Effective October 4, 2019 all FILS Funds were transitioned into the DEL.
Effective October 4, 2019 the DEL Total Return Portfolio, the DEL International Portfolio, the DEL Opportunity Portfolio, and the DEL Covered Call Strategy Portfolio were closed to new investors.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

Effective November 15, 2019, four PF funds had reverse share splits as shown in the following table.

Split Ratio
Fund	(New to Old Shares)
PF Ultrashort Dow 30 Portfolio	1:8
PF Short NASDAQ-100 Portfolio	1:4
PF Short Dow 30 Portfolio	1:4
PF Short International Portfolio	1:4
Effective November 15, 2019, one PF fund had a forward share split as shown in the following table.

Split Ratio
Fund	(New to Old Shares)
PF Internet Portfolio	3:1
Effective April 28, 2020, all the FED funds were renamed the FED H.
Effective April 29, 2020, the JANUS Global Technology Portfolio was renamed the JANUS Global Technology and Innovation Portfolio.
Effective April 30, 2020, the ALPS Red Rocks Listed Private Equity Portfolio was renamed the ALPS Red Rocks Global Opportunity
Effective April 30, 2020, the BNY Mellon International Value Portfolio was closed to new investors and liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of BNY Mellon Variable Investment Fund. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at April 28, 2020 were transferred to the PF Money Market Portfolio.
Effective May 1, 2020, the VIPF International Capital Appreciation Portfolio and the CVP Strategic Income Portfolio were introduced. In addition, the JANUS Overseas Portfolio was reopened to new investors.
Effective May 1, 2020, the Van Eck Unconstrained Emerging Markets Bond Fund was renamed the Van Eck Emerging Markets Bond Fund and the NLVT Power Dividend Index Fund was closed to new investors.
Effective August 21, 2020, one RYDEX fund had a reverse share split as shown in the following table.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

Split Ratio
Fund	(New to Old Shares)
RYDEX Inverse Dow 2x Strategy Fund	1:5
Effective September 24, 2020, the DEL Covered Call Strategy Portfolio was closed to new investors and on December 11, 2020 the portfolio was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of Delaware Variable Insurance Portfolio Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at December 11, 2020 were transferred to the VIPF Government Money Market Portfolio Service Class 2.
Effective September 25, 2020, the ACVP Income and Growth Fund was renamed the ACVP Disciplined Core Value Fund.
Effective December 11, 2020, four PF funds had a reverse share splits as shown in the following table.

Split Ratio
Fund	(New to Old Shares)
PF UltraBull Portfolio	1:4
PF UltraShort NASDAQ-100 Portfolio	1:4
PF Short Small-Cap Portfolio	1:4
PF UltraShort Dow 30 Portfolio	1:5
Effective December 11, 2020, one PF fund had a forward share split as shown in the following table.

Split Ratio
Fund	(New to Old Shares)
PF Ultra NASDAQ-100 Portfolio	2:1
Effective February 12, 2021 the NLVT Power Income Fund was closed and on March 18, 2021, the fund was liquidated. The plan of liquidation and dissolution was approved by the Board of Trustees of Northern Lights Variable Trust. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at March 18, 2021 were transferred to the VIPF Government Money Market Portfolio Service Class 2.
Effective April 26, 2021, the PF Access VP High Yield Fund was renamed the PF Profund Access VP High Yield Fund.
Effective April 30, 2021, the Invesco Oppenheimer Fund (“INV OPP”) was renamed the Invesco Variable Insurance Fund (“INV”). In addition, the INV OPP Total Return Bond Fund was renamed the INV Core Bond Fund, the INV Mid Cap Core Equity Fund was renamed the INV Main Street

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

Mid Cap Fund, the ALPS Red Rocks Listed Private Equity Portfolio was renamed the ALPS Red Rocks Global Opportunity Portfolio, and the Van Eck Global Hard Assets Fund was renamed the Van Eck Global Resources Fund.
Effective April 30, 2021, the INV Managed Volatility Fund merged with the INV Equity and Income Fund and the INV Value Opportunities Fund merged with the INV American Value Fund.
Effective May 1, 2021, the PIONEER VCT Fund Portfolio was reopened to new investors. In addition, the AFIS Blue Chip Income and Growth Fund was renamed the AFIS Washington Mutual Investors Fund, the AFIS Global Growth and Income Fund was renamed the AFIS Capital World Growth and Income Fund, and the AFIS US Government/AAA-Rated Securities Fund was renamed the AFIS US Government Securities Fund.
Effective May 1, 2021, eight new funds were introduced including the CVP Emerging Markets Portfolio, the DEUT VIP High Income Portfolio, the VIPF Investment Grade Bond Portfolio, the INV Balanced-Risk Allocation Fund, INV Core Plus Bond Fund, INV Diversified Dividend Fund, INV Equity and Income Fund, and the INV Small Cap Equity Fund.
Effective May 1, 2021, the Separate Account began offering a new portfolio of funds, provided by Principal VC (“PRIN”). This portfolio consists of five funds, the PRIN Blue Chip Fund, the PRIN Equity Income Fund, the PRIN Diversified Balanced Fund, the PRIN Diversified Growth Fund, and the PRIN Diversified Income Fund.
Effective May 1, 2021, thirteen funds were closed to new investors. These included the DEUT VIP Small Mid Cap Value Portfolio, the VIPF High Income Portfolio, the FTVIP Mutual Global Discovery Fund, the FTVIP Mutual Shares Fund, the IVY VIP Energy Portfolio, the IVY VIP Global Bond Portfolio, the IVY VIP Growth Portfolio, the IVY VIP High Income Portfolio, the IVY VIP International Core Equity Portfolio, the IVY VIP Mid Cap Growth Portfolio, the IVY VIP Natural Resources Portfolio, the IVY VIP Science and Technology Portfolio, and the IVY VIP Small Cap Growth Portfolio.
Effective May 1, 2021, the PRUDENTIAL Jenn 20/20 Focus Portfolio was renamed the PRUDENTIAL PGIM Jennison Focused Blend Portfolio and the PRUDENTIAL US Emerging Growth Portfolio was renamed the PRUDENTIAL Mid-Cap Growth Portfolio.
Effective May 5, 2021, the LAC Developing Growth Portfolio was closed to new investors.
Effective July 1, 2021, the Ivy Funds Variable Insurance Portfolio (“IVY VIP”) was renamed the DEL IVY VIP.
Effective August 2, 2021, two new funds were introduced including the FTVIP DynaTech 2 Fund and the INV Equally Weighted S&P 500 Fund.
Effective August 2, 2021 the DEL IVY VIP Small Cap Core Portfolio was closed to new investors.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

Effective August 7, 2021 the QS Legg Mason Partners Variable Income Trust (“LMVIT”) Dynamic Multi-Strategy Portfolio was renamed the FTVIP Multi-Asset Dynamic Multi-Strategy Portfolio.
Effective September 30, 2021 the DEL IVY VIP Global Bond Portfolio was closed.
Effective November 15, 2021 the DEL IVY VIP Small Cap Core Portfolio was renamed the DEL IVY VIP SMID Cap Core Portfolio.
Effective April 27, 2022, the DEL IVY VIP Global Bond Fund was liquidated. The plan of liquidation and dissolution was been approved by the Board of Trustees of Ivy Variable Insurance Portfolios. All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge. Any funds remaining at April 27, 2022 were transferred to the VIPF Government Money Market Portfolio Service Class 2.

Effective April 29, 2022, the INV Core Bond Fund merged with the INV Core Plus Bond Fund and the INV International Growth Fund was renamed the INV International Equity Fund.
Effective August 1, 2022 the DEL IVY VIP Global Equity Income Portfolio was renamed the DEL IVY VIP Global Value Equity Portfolio.

Effective August 19, 2022, the FTVIP Multi-Asset Dynamic Multi-Strategy VIT Fund was liquidated.

Effective November 1, 2022, the VIPF Government Money Market Portfolio Service Class 2 Fund was reopened.

As of December 31, 2022, the PF Short Emerging Markets Fund, the RYDEX Inverse Dow 2x Strategy Fund, and the RYDEX NASDAQ-100 2x Strategy Fund were available for investment but had no assets and had no activity during 2022 or 2021. The PF Short NASDAQ-100 Fund was also available for investment but had no assets or activity during 2022.

Fair Value
Investments in shares of the Funds are valued at the net asset values (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account. Investment transactions are recorded on the trade date (the date the order to buy or sell is executed). Dividends are automatically reinvested in shares of the Funds.
Current accounting standards define fair value as based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value standards also establish a hierarchical disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value. Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument. Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management’s determination of fair value is then based on the best information available in the circumstances and may incorporate management’s own assumptions, which involves a significant degree of judgment.
Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.
Level 1 – Quoted prices are available in active markets for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are mutual funds. As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.
Level 2 – Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets. Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes. Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates. The Company does not hold any Level 2 securities in the Separate Account.
Level 3 – Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument. These inputs may reflect the Company’s estimates of the assumptions that market participants would use in valuing the financial instruments. The Company does not hold any Level 3 securities in the Separate Account.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument.
At December 31, 2022, the Company's investments were classified as follows:

	Quoted prices	Significant
	in active	other	Significant
	markets for	observable	unobservable
	identical assets	inputs	inputs
Assets	(Level 1)	(Level 2)	(Level 3)	Total
Mutual Funds	$2,085,225,665	$—	$—	$2,085,225,665
The first-in, first-out (“FIFO”) method is used to determine realized gains and losses on investments. Dividend and capital gain distributions are recorded as income on the ex-dividend date.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

The Separate Account had no liabilities or changes in liabilities as of and for the year ended December 31, 2022.
The contracts do not provide for a variable payout option; therefore all assets in the Separate Account are in the accumulation phase.

Federal Income Taxes
The operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current law, the Company pays no tax on investment income and capital gains reflected in variable annuity policy reserves. However, the Company retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.
Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Related Party Transactions
The Company has an indirect interest in and pays investment management fees to an affiliate, Guggenheim Partners Investment Management Inc. The fees are calculated based on the average fair value of invested assets under management multiplied by a contractual rate. The Guggenheim Variable Insurance Funds and the Rydex Variable Trust Funds are managed by indirect affiliates of the Company. The sponsor company, Midland National Life Insurance Company, pays fees to an affiliate of Guggenheim for providing administrative services on certain variable annuity products.
Subsequent Events
The Separate Account has evaluated subsequent events through April 14, 2023, which is the date the financial statements were available to be issued. Excluding the events below there are no additional transactions that require disclosure in the financial statements.

Effective January 24, 2023 the ALPS Red Rocks Global Opportunity Portfolio will be renamed the ALPS Global Opportunity Portfolio.

Effective March 13, 2023 the PF UltraShort Nasdaq-100 will have a 1:5 reverse share split.

Effective March 17, 2023 the PF Oil & Gas Fund will be renamed the PF Energy Fund.

Effective March 17, 2023 the PF Basic Materials Fund will be renamed the PF Materials Fund.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

Effective March 17, 2023 the PF Consumer Goods Fund will be renamed the PF Consumer Staples Fund.

Effective March 17, 2023 the PF Consumer Services Fund will be renamed the PF Consumer Discretionary Fund.

Effective March 17, 2023 the PF Telecommunications Fund will be renamed the PF Communication Services Fund.

Effective May 1, 2023 the ABVPS Small/Mid Cap Value Portfolio will be renamed the ABVPS Discovery Value Portfolio.

Effective May 1, 2023 the JP Trust Core Bond Portfolio and the JP Trust Small Cap Core Portfolio will be adopted by Lincoln Financial Variable Insurance Portfolios ("LFVIP").

Effective August 1, 2023, the AFIS Global Balanced Portfolio, the AFIS The Bond Fd of America Portfolio, the CVP Select Mid Cap Value Portfolio, the CVP Small Cap Value Portfolio, the VIPF Energy Service Portfolio, the FTVIP Global Real Estate Portfolio, the FTVIP VolSmart Allocation Portfolio, the T. ROWE Equity Income Portfolio, and the T. ROWE Mid-Cap Growth Portfolio will be introduced. In addition, the ABVPS Dynamic Asset Allocation Portfolio, the PIONEER VCT Strategic Income Portfolio, the RYDEX VIF S&P 500 Pure Growth Fund, and the LMVET Western Asset Variable Global High Yield Bond Portfolios will be closed to new investors.
2.Expenses
The Company is compensated for certain expenses as described below. The rates of each applicable charge are described in the Separate Account’s prospectus.
•A contract administration fee is charged to cover the Company’s record keeping and other administrative expenses incurred to operate the Separate Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.
•A mortality and expense risk charge is charged in return for the Company’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.
•A transfer charge is imposed on each transfer between portfolios of the Separate Account in excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.
The rates of each applicable charge depending on the product are summarized below.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

Product	M&E Charge	Admin Fee	Maintenance Fee
Midland National Advantage Variable Annuity*	0.95%	0.00%	$30.00
Midland National Advantage II*	1.40%	0.00%	$30.00
Midland National Advantage III*	1.35%	0.00%	$30.00
Midland National MNL Advisor*	1.55%	0.00%	$30.00
Midland National Variable Annuity*	1.25%	0.15%	$33.00
Midland National Variable Annuity II*	1.25%	0.15%	$35.00
Midland National Vector Variable Annuity*	0.85% to 1.10%	0.45%	$30.00
Midland National Vector II Variable Annuity*	1.20% to 1.45%	0.45%	$30.00
Sammons Retirement Solutions LiveWell Variable Annuity	1.00% to 1.30%	0.35%	$40.00
Sammons Retirement Solutions LiveWell Freedom Variable Annuity	0.90%	0.35%	$40.00
Sammons Retirement Solutions LiveWell Dynamic Annuity	1.00%	0.35%	$—

*New contracts are no longer being issued for this product

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

3.Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31, 2022 and 2021 were as follows:

	2022		2021
Portfolio	Purchases	Sales	Purchases	Sales

Fidelity Variable Insurance Products
Government Money Market Portfolio	$4,536,385	$6,114,865	$3,922,105	$2,529,257
High Income Portfolio	392,109	1,199,811	1,925,975	2,528,595
Equity-Income Portfolio	949,068	925,640	1,141,538	1,134,325
Growth Portfolio	915,737	1,127,041	2,761,722	1,196,316
Overseas Portfolio	569,689	815,435	1,777,542	2,353,199
Mid Cap Portfolio	3,739,395	4,022,540	8,052,497	4,888,436
Asset Manager Portfolio	99,080	38,035	27,031	191,401
Investment Grade Bond Portfolio	1,428,888	812,970	1,162,703	365,036
Index 500 Portfolio	815,310	2,738,755	1,390,150	4,161,539
Contrafund Portfolio	7,022,425	8,444,581	15,152,944	9,280,196
Asset Manager: Growth Portfolio	108,935	64,978	52,397	66,070
Balanced Portfolio	310,881	465,379	977,209	1,058,580
Growth & Income Portfolio	940,615	420,480	797,696	683,453
Growth Opportunities Portfolio	17,097,586	7,645,164	24,853,538	8,189,327
Value Strategies Portfolio	721,692	1,087,096	2,008,062	2,042,822
Strategic Income Portfolio	2,664,156	3,517,594	5,743,612	2,267,370
Emerging Markets Portfolio	1,340,446	1,403,624	4,464,999	2,644,294
Real Estate Portfolio	3,723,714	4,799,754	3,924,382	4,025,282
Funds Manager 50% Portfolio	3,212,151	2,488,161	2,059,491	4,595,727
Funds Manager 70% Portfolio	1,304,173	452,782	1,406,606	417,042
Funds Manager 85% Portfolio	1,148,444	395,970	502,756	117,822
Government Money Market Portfolio Service Class 2	22,791,619	15,671,459	2,531,390	3,149,333
International Capital Appreciation Portfolio	2,422,554	601,460	2,627,086	324,794
American Century Variable Portfolios, Inc.
Balanced Fund	2,680,021	1,279,148	5,808,719	4,348,950
Capital Appreciation Fund	489,140	660,978	779,359	366,992
International Fund	788,369	595,690	1,202,701	1,569,072
Value Fund	20,229,079	17,227,600	17,035,960	13,926,110
Disciplined Core Value Fund	3,732,382	2,402,032	5,346,963	1,606,921
Inflation Protection Fund	6,317,776	6,502,073	6,812,912	2,109,752
Large Company Value Fund	1,361,345	406,787	495,772	418,000
Mid Cap Value Fund	12,851,751	8,056,434	8,587,886	5,506,722
Ultra Fund	3,851,353	2,878,590	4,924,180	4,395,583
MFS Variable Insurance Trust
Research Series	216,063	249,244	879,224	887,967
Growth Series	210,613	344,641	1,523,575	1,274,955
Investors Trust Series	137,555	197,342	370,103	163,707
New Discovery Series	4,567,201	1,699,303	3,586,293	2,086,924
Corporate Bond Portfolio	1,116,977	1,728,686	3,096,239	2,433,572
Emerging Markets Equity Portfolio	1,398,184	514,180	1,810,769	774,768

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2022		2021
Portfolio	Purchases	Sales	Purchases	Sales
Technology Portfolio	2,528,088	2,552,699	3,223,467	3,023,587
Global Tactical Allocation Portfolio	250,768	335,235	327,063	284,879
International Intrinsic Value Portfolio	1,904,772	2,647,754	3,645,929	3,191,719
Utilities Series Portfolio	8,725,773	4,062,792	2,663,165	2,817,136
Blended Research Core Equity Portfolio	2,176,129	475,475	1,291,487	445,002
Global Real Estate Portfolio	939,738	298,787	482,125	244,916
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	359,192	456,466	569,954	362,497
Mid-Cap Stock Portfolio	150,761	463,345	962,390	992,335
Bond-Debenture Portfolio	6,937,880	6,750,806	13,885,535	5,473,705
Fundamental Equity Portfolio	656,361	510,471	1,198,469	804,272
Developing Growth Portfolio	522,938	1,370,852	5,349,607	1,951,800
Short Duration Income Portfolio	7,805,389	10,566,727	14,100,193	10,672,063
Alger Fund
LargeCap Growth Portfolio	729,273	882,335	1,815,069	2,395,421
MidCap Growth Portfolio	574,253	630,748	2,983,885	1,804,749
Capital Appreciation Portfolio	327,663	931,036	1,530,089	1,577,372
SmallCap Growth Portfolio	112,935	49,986	321,153	98,507
Capital Appreciation Portfolio Class S	7,983,384	6,995,183	15,523,855	9,602,799
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	890,048	735,449	897,725	1,240,931
S&P 500 Index Portfolio	443,382	1,149,444	874,315	808,291
SRI Balanced Portfolio	2,025,712	829,549	3,295,695	361,583
Invesco Variable Insurance Funds
Technology Fund	373,109	361,976	586,730	1,119,638
Diversified Dividend Fund	3,863,025	1,138,398	833,440	722,089
Health Care Fund	226,288	145,661	364,434	691,826
Global Real Estate Fund	48,708	62,685	3,689	12,857
International Equity Fund	75,405	37,595	197,205	272,779
Main Street Mid Cap Fund	127,003	98,321	77,651	172,336
Core Bond Fund	1,168,603	4,895,820	1,759,980	1,084,089
Discovery Mid Cap Growth Fund	3,142,834	1,514,157	4,191,065	1,052,586
Global Fund	3,252,940	1,133,867	2,172,344	1,385,475
Main Street Fund	5,040,587	1,571,080	2,401,929	2,516,773
Main Street Small Cap Fund	3,576,206	2,169,625	3,600,522	1,688,864
Balanced-Risk Allocation Fund	509,176	205,464	239,596	1,400
Core Plus Bond Fund	5,049,794	761,994	604,385	262,172
Equity and Income Fund	4,398,582	1,769,301	3,725,178	130,589
Small Cap Equity Fund	2,174,202	617,005	1,564,692	48,221
Equally Weighted S&P 500 Fund	5,682,191	2,654,761	1,449,510	3,491
Growth and Income Portfolio	109,378	133,269	187,900	262,065
American Value Fund	64,591	44,402	48,948	78,280
J.P. Morgan Series Trust II
Core Bond Portfolio	127,636	286,189	345,203	340,533
Small Cap Core Portfolio	661,577	646,987	1,089,790	1,008,825

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2022		2021
Portfolio	Purchases	Sales	Purchases	Sales
Rydex Variable Trust
Nova Fund	245,826	574,441	1,536,476	1,147,704
NASDAQ-100 Fund	133,510	1,012,080	3,087,862	3,504,891
U.S. Government Money Market Fund	402,045	273,612	49,998	9,119
Inverse S&P 500 Strategy Fund	186,231	1,022,226	885,922	12,275
Inverse NASDAQ-100 Strategy Fund	202,129	199,457	133,431	127,226
Inverse Government Long Bond Strategy Fund	45,546	42,936	30,093	34,175
Government Long Bond 1.2x Strategy	2,893	2,991	15,171	133,046
NASDAQ-100 2x Strategy Fund	—	—	—	—
Inverse Dow 2x Strategy Fund	—	—	—	—
Rydex Variable Insurance Funds
Biotechnology Fund	480,449	1,102,658	922,778	2,595,618
S&P 500 Pure Growth Fund	4,326,954	1,736,568	1,665,861	1,631,430
S&P MidCap 400 Pure Growth Fund	363,191	195,512	251,810	345,369
Guggenheim Variable Insurance Funds
Long Short Equity Fund	34,204	174,509	217,046	464,387
Multi-Hedge Strategies Fund	291,384	370,826	271,744	745,995
Global Managed Futures Strategy Fund	2,070,781	982,177	128,380	147,767
Small Cap Value Fund	2,213,042	1,511,203	2,616,391	1,683,329
ProFunds VP
Profund Access VP High Yield Fund	82,428	82,971	956	5,485
Asia 30	12,893	14,751	107,988	67,608
Banks	22,951	65,178	143,768	114,855
Basic Materials	32,752	36,657	184,189	174,131
Bear	309	225	35,147	51,382
Biotechnology	196,126	187,892	45,963	60,548
Bull	301,609	422,226	406,485	139,756
Consumer Goods	96,835	103,128	92,608	158,616
Consumer Services	34,835	60,697	17,637	54,729
Dow 30	111,348	17,192	16,274	165,872
Emerging Markets	26,440	31,311	223	6,052
Europe 30	22,328	23,204	10,484	13,410
Falling U.S. Dollar	17,659	18,281	11,275	11,050
Financials	11,889	20,828	115,784	112,895
Health Care	397,717	260,673	71,394	191,473
Industrials	47,722	70,412	160,165	231,533
International	1,599	4,586	25,276	29,660
Internet	209,993	132,762	195,211	148,217
Japan	9,825	12,358	7,283	1,687
Large-Cap Growth	278,827	567,748	557,988	412,483
Large-Cap Value	558,261	413,837	38,366	63,888
Mid-Cap	52,314	40,225	127,480	151,657
Mid-Cap Growth	96,732	47,168	400,825	425,043
Mid-Cap Value	43,647	24,160	111,663	108,595
Government Money Market	2,419,115	1,610,894	2,324,505	4,048,310
Oil & Gas	218,794	347,288	268,385	225,455
NASDAQ-100	241,240	378,429	499,054	584,746
Pharmaceuticals	14,693	20,313	3,147	4,404
Precious Metals	440,559	476,392	568,194	599,815

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2022		2021
Portfolio	Purchases	Sales	Purchases	Sales
Real Estate	96,311	163,495	91,037	59,151
Rising Rates Opportunity	5	1,719	670	8,233
Semiconductor	135,604	143,872	227,564	237,118
Short Dow 30	1,542	1,585	—	7,555
Short Emerging Markets	—	—	—	—
Short International	3,532	3,707	—	167
Short Mid-Cap	1,483	1,519	769	37
Short NASDAQ-100	—	—	—	3,394
Short Small-Cap	—	88	—	987
Small-Cap	64,319	59,168	82,359	86,307
Small-Cap Growth	45,145	51,093	394,642	442,908
Small-Cap Value	22,948	18,614	230,951	359,007
Technology	199,900	218,137	442,928	620,339
Telecommunications	1,452	2,295	7,696	10,246
U.S. Government Plus	108,819	288,354	176,356	135,725
UltraBull	332,470	396,996	266,879	457,274
UltraMid-Cap	326,921	413,773	290,056	442,810
UltraNASDAQ-100	728,754	838,017	768,999	429,130
UltraShort Dow 30	—	217	597	111
UltraShort NASDAQ-100	—	359	699	389
UltraSmall-Cap	107,387	258,193	205,429	296,350
Utilities	247,251	117,367	51,142	91,261
VanEck Worldwide Insurance Trust
Global Resources Fund	4,369,860	2,930,542	3,895,019	5,760,482
Emerging Markets Fund	262,603	231,497	398,092	429,411
Emerging Markets Bond Fund	150,156	160,046	50,244	162,412
Janus Henderson Series
Global Technology and Innovation Portfolio	4,903,280	3,473,619	7,594,681	4,675,738
Overseas Portfolio	420,970	402,000	761,494	308,395
Research Portfolio	77,592	89,855	25,924	357,559
Enterprise Services Portfolio	9,920,383	5,262,165	10,074,203	3,798,286
Global Research Portfolio	980,783	657,843	688,750	267,607
Mid Cap Value Portfolio	1,869,359	1,320,041	1,340,255	1,270,356
Balanced Portfolio	19,058,726	13,299,228	31,778,671	7,260,460
Flexible Bond Portfolio	1,360,218	3,185,756	4,163,671	2,280,811
PIMCO Variable Insurance Trust
Total Return Portfolio	6,087,616	11,810,957	12,206,598	11,781,038
Low Duration Portfolio	7,654,510	12,176,513	17,289,217	8,335,346
High Yield Portfolio	8,682,446	8,618,191	5,352,033	5,208,332
Real Return Portfolio	8,825,800	8,130,017	10,140,889	6,109,607
All Asset Portfolio	1,541,892	1,425,717	1,349,430	1,614,002
Global Managed Asset Allocation Portfolio	227,448	136,894	400,472	81,237
Short-Term Portfolio	38,308,450	25,075,722	16,761,058	29,625,886
Emerging Markets Bond Portfolio	306,886	288,219	552,757	541,952
Global Bond Opportunities Portfolio	68,804	54,459	24,401	92,679
Commodity Real Return Strategy Portfolio	7,159,941	4,434,405	2,127,954	1,834,466
International Bond (USD-Hedged) Portfolio	598,811	570,205	1,132,189	578,115
Dynamic Bond Adv Portfolio	942,175	992,413	1,109,920	804,820
Income Advisor Portfolio	4,689,131	5,182,211	10,273,428	2,950,565

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2022		2021
Portfolio	Purchases	Sales	Purchases	Sales
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	453,901	745,576	1,365,648	722,497
Large Cap Value Fund	393,398	371,542	547,487	141,800
Mid Cap Value Fund	655,013	743,105	996,442	928,544
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	170,790	281,736	663,216	552,785
AMT Mid Cap Intrinsic Value Portfolio	211,674	335,194	1,998,755	1,696,541
BNY Mellon Variable Investment Fund
Appreciation Portfolio	208,226	340,342	481,850	251,619
Sustainable U.S. Equity Portfolio	1,561	295	901	15,655
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	19,243	21,969	2,119	2,370
Emerging Markets Equity Portfolio	146,518	152,129	16,361	68,524
Discovery Portfolio	29,074	6,006	47,845	83,560
U.S. Real Estate Portfolio	33,987	25,472	21,939	47,500
Northern Lights Variable Trust
Power Dividend Index Fund	20,085	48,952	76,288	381,021
AB Variable Products Series
Dynamic Asset Allocation Portfolio	1,071,093	432,170	195,289	410,387
Small Cap Growth Portfolio	12,727	269	138,339	137,280
Small Mid Cap Value Portfolio	3,598,281	1,794,848	4,297,110	2,027,808
BlackRock Variable Series Fund, Inc.
Basic Value Fund	1,899,270	789,479	1,400,825	758,276
Capital Appreciation Fund	67,192	463,372	252,025	189,367
Equity Dividend Fund	8,886,644	5,680,794	10,820,517	2,482,491
Global Allocation Fund	943,976	2,755,353	5,581,844	3,359,036
Advantage Large Cap Core Fund	92,934	118,580	238,514	102,092
Large Cap Focus Growth Fund	2,723,555	3,238,699	5,909,839	3,606,608
60/40 Target Allocation ETF Fund	2,250,211	1,969,987	4,073,077	1,286,993
Total Return Portfolio	91,967	158,716	333,664	33,867
S&P 500 Portfolio	133,563	148,512	157,741	246,079
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	2,655,341	1,799,756	2,728,336	1,080,957
Dividend Opportunity Portfolio	6,093,594	2,306,039	1,846,040	1,104,113
Emerging Markets Bond Portfolio	397,189	885,845	798,984	1,065,565
High Yield Portfolio	1,100,375	2,089,581	2,536,957	1,104,586
Select Large-Cap Value Portfolio	4,283,886	1,515,207	3,964,551	697,002
Seligman Global Tech Portfolio	7,034,128	3,577,006	7,676,618	2,037,514
US Government Mortgage Portfolio	463,733	1,612,922	3,141,059	2,970,747
Strategic Income Portfolio	1,354,086	1,116,154	1,693,234	437,932
Emerging Markets Portfolio	163,762	47,379	370,195	31,677

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2022		2021
Portfolio	Purchases	Sales	Purchases	Sales
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	12,932,764	11,019,956	13,916,445	9,956,970
Small Cap Index Portfolio	2,964,777	1,362,037	3,895,446	1,902,438
Alternative Asset Allocation Portfolio	437,199	315,004	156,245	252,123
Global Small Cap Portfolio	65,658	57,741	26,254	126,705
Small Mid Cap Value Portfolio	190,536	914,840	778,465	1,574,691
CROCI US Portfolio	6,595	12,101	15,815	31,819
High Income Portfolio	404,173	204,780	173,071	9,515
Eaton Vance Variable Trust
Floating Rate Income Portfolio	14,011,974	13,128,335	8,576,143	5,974,878
Delaware Variable Insurance Portfolios
Total Return Portfolio	20,032	57,976	12,150	176,174
International Portfolio	213,625	141,793	151,890	71,703
Opportunity Portfolio	1,021,334	1,615,018	449,477	3,140,229
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	713,921	1,156,428	615,031	1,775,294
Income Fund	9,250,294	5,714,900	5,269,597	4,566,465
Global Bond Fund	2,256,207	5,773,796	5,176,257	3,205,185
Foreign Fund	5,062,383	5,290,175	7,132,105	5,658,564
Developing Markets Fund	747,464	345,956	517,115	874,030
Mutual Global Discovery Fund	645,423	1,397,654	741,501	1,489,795
Rising Dividends Fund	7,472,566	4,282,207	7,270,772	4,385,247
DynaTech 2 Fund	3,963,122	1,330,391	1,362,083	41,393
Multi-Asset Dynamic Multi-Strategy Portfolio	8,437	362,493	15,592	46,987
Delaware Ivy Variable Insurance Portfolios
Asset Strategy Portfolio	380,865	511,635	607,454	1,088,107
Balanced Portfolio	2,634,037	827,276	1,187,926	1,343,908
Global Value Equity Portfolio	281,142	172,479	229,159	296,272
Energy Portfolio	118,310	873,355	1,307,167	782,089
Global Bond Portfolio	68,026	539,166	474,763	946,256
Natural Resources Portfolio	24,628	292,219	363,813	375,635
Growth Portfolio	1,063,298	1,082,651	1,327,924	1,650,631
High Income Portfolio	1,158,281	2,195,501	3,814,061	5,581,830
International Core Equity Portfolio	1,064,976	1,335,377	743,972	1,412,931
Global Growth Portfolio	133,761	151,464	84,714	120,247
Mid Cap Growth Portfolio	3,037,109	2,525,135	5,634,127	3,934,078
Science and Technology Portfolio	2,956,558	2,271,176	7,662,844	2,611,784
Small Cap Growth Portfolio	1,328,159	1,155,965	1,638,070	1,743,000
SMID Cap Core Portfolio	2,757,255	1,920,062	1,970,772	3,985,900
Lazard Retirement Series, Inc.
International Equity Portfolio	384,233	122,440	167,451	341,891
Global Dynamic Multi Asset Portfolio	122,642	219,204	612,281	593,472

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2022		2021
Portfolio	Purchases	Sales	Purchases	Sales
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	830,712	763,184	1,289,582	491,247
ClearBridge Variable Mid Cap Portfolio	7,388,324	4,250,427	6,075,877	2,424,109
ClearBridge Variable Dividend Strategy Portfolio	8,332,997	7,589,164	12,443,539	3,333,659
ClearBridge Variable Small Cap Growth Portfolio	2,911,137	1,431,013	3,676,715	1,766,433
ClearBridge Variable Aggressive Growth Portfolio	125,737	73,468	640,668	413,512
Western Asset Variable Core Bond Plus Portfolio	13,741,401	15,563,735	26,405,907	8,747,197
ClearBridge Variable Large Cap Growth Portfolio	6,273,695	2,692,426	9,106,220	3,454,542
Pioneer Variable Contracts Trust
Fund Portfolio	1,272,282	391,474	371,273	274,790
Bond Portfolio	8,015,677	8,584,549	14,347,394	5,670,463
Strategic Income Portfolio	3,191,900	3,300,055	3,246,803	1,892,863
Equity Income Portfolio	3,027,466	3,066,973	2,385,078	3,179,445
High Yield Portfolio	48,468	251,895	107,670	160,289
Prudential Series Funds
PGIM Jennison Focused Blend Portfolio	7,402	12,283	2,230	18,682
Natural Resources Portfolio	1,159,049	839,043	38,385	196,877
Mid-Cap Growth Portfolio	8,894	38,794	17,238	100,753
Royce Capital Fund
Micro-Cap Portfolio	143,381	18,942	187,385	296,786
Small Cap Portfolio	1,181,409	1,665,521	1,613,769	3,086,386
Alps Fund
Alerian Energy Infrastructure Portfolio	5,797,259	2,897,102	1,065,421	896,960
Red Rocks Global Opportunity Portfolio	813,678	482,975	513,357	346,818
American Funds IS
Asset Allocation Fund	23,244,582	16,885,002	34,242,276	12,887,194
Washington Mutual Investors Fund	22,280,144	8,818,775	11,357,089	7,353,825
Ultra-Short Bond Fund	25,550,460	17,300,178	12,862,433	15,616,363
Capital Income Builder Fund	4,228,852	3,491,761	4,664,185	3,657,523
Global Growth Fund	8,190,727	5,222,397	13,368,691	4,056,420
Capital World Growth and Income Fund	7,424,947	2,310,869	5,131,561	1,885,584
Global Small Capitalization Fund	3,313,568	1,075,396	4,081,219	2,103,616
Growth Fund	22,853,107	9,860,709	25,715,136	9,163,360
Growth-Income Fund	19,601,857	10,971,861	24,894,157	11,143,854
International Fund	3,691,879	1,503,140	4,980,080	1,755,258
International Growth and Income Fund	5,786,973	1,804,549	3,245,531	1,594,911
New World Fund	8,310,285	3,930,693	8,999,559	5,051,668
U.S. Government Securities Fund	18,374,389	24,378,965	21,465,896	20,331,659
Invesco Oppenheimer
International Growth Fund	8,752,842	2,419,864	10,603,575	2,368,168
T. Rowe Price
Blue Chip Growth Portfolio	13,643,178	8,380,428	23,044,910	8,032,551
Health Sciences Portfolio	6,650,145	4,790,891	10,512,874	3,829,396
John Hancock Variable Insurance Trust
Financial Industries Portfolio	2,449,183	1,889,096	2,613,162	497,279
Fundamental All Cap Core Portfolio	77,188	277,507	1,750,583	1,448,588
Select Bond Portfolio	16,332	62,255	251,587	144,409
Strategic Income Opportunities Portfolio	243,806	368,539	509,663	81,542

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2022		2021
Portfolio	Purchases	Sales	Purchases	Sales
Federated Hermes
High Income Bond Portfolio	1,296,216	658,203	2,560,737	1,816,966
Kaufmann Portfolio	2,610,622	888,399	4,197,711	2,162,913
Managed Volatility Portfolio	158,238	96,961	386,289	23,411
Principal Variable Contracts
Blue Chip Fund	671,612	230,091	98,900	16,871
Equity Income Fund	439,226	187,672	174,401	44,035
Diversified Balance Fund	438,157	77,009	409,081	89,891
Diversified Growth Fund	25,766	29,799	256,504	772
Diversified Income Fund	32,575	684,427	830,298	34,594

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

4.Summary of Changes from Unit Transactions
Transactions in units for the years ended December 31, 2022 and 2021 were as follows:

	2022			2021
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)

Fidelity Variable Insurance Products
Government Money Market Portfolio	442,969	650,126	(207,157)	441,633	249,821	191,812
High Income Portfolio	9,309	61,094	(51,785)	87,056	120,730	(33,674)
Equity-Income Portfolio	19,162	22,970	(3,808)	7,473	28,435	(20,962)
Growth Portfolio	3,413	13,133	(9,720)	11,117	12,337	(1,220)
Overseas Portfolio	22,171	31,724	(9,553)	51,507	91,341	(39,834)
Mid Cap Portfolio	155,007	192,408	(37,401)	212,984	166,401	46,583
Asset Manager Portfolio	519	640	(121)	180	4,407	(4,227)
Investment Grade Bond Portfolio	121,741	58,975	62,766	88,253	17,229	71,024
Index 500 Portfolio	15,839	69,194	(53,355)	20,037	105,292	(85,255)
Contrafund Portfolio	270,839	321,607	(50,768)	461,952	278,549	183,403
Asset Manager: Growth Portfolio	1,204	1,541	(337)	672	1,260	(588)
Balanced Portfolio	1,029	10,977	(9,948)	19,805	29,620	(9,815)
Growth & Income Portfolio	24,539	10,987	13,552	21,582	19,140	2,442
Growth Opportunities Portfolio	927,671	521,766	405,905	1,216,827	303,105	913,722
Value Strategies Portfolio	17,552	37,530	(19,978)	61,647	75,293	(13,646)
Strategic Income Portfolio	199,183	295,466	(96,283)	422,870	169,728	253,142
Emerging Markets Portfolio	110,387	124,675	(14,288)	243,795	158,433	85,362
Real Estate Portfolio	194,934	285,264	(90,330)	219,497	210,584	8,913
Funds Manager 50% Portfolio	124,509	154,452	(29,943)	119,385	265,947	(146,562)
Funds Manager 70% Portfolio	21,315	23,305	(1,990)	81,848	19,272	62,576
Funds Manager 85% Portfolio	42,179	21,021	21,158	30,252	4,735	25,517
Government Money Market Portfolio Service Class 2	2,355,584	1,597,485	758,099	277,129	339,137	(62,008)
International Capital Appreciation Portfolio	195,577	50,084	145,493	177,119	21,799	155,320
American Century Variable Portfolios, Inc.
Balanced Fund	179,457	91,264	88,193	301,554	180,211	121,343
Capital Appreciation Fund	4,253	12,115	(7,862)	7,288	4,962	2,326
International Fund	14,755	25,030	(10,275)	45,827	60,317	(14,490)
Value Fund	704,343	747,204	(42,861)	835,856	579,851	256,005
Disciplined Core Value Fund	157,327	160,767	(3,440)	317,747	82,584	235,163
Inflation Protection Fund	556,536	630,915	(74,379)	597,882	180,199	417,683
Large Company Value Fund	55,872	16,461	39,411	22,233	18,036	4,197
Mid Cap Value Fund	364,940	323,645	41,295	421,271	229,639	191,632
Ultra Fund	120,130	89,944	30,186	136,768	103,752	33,016

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2022			2021
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
MFS Variable Insurance Trust
Research Series	3,825	6,040	(2,215)	18,982	19,529	(547)
Growth Series	621	6,548	(5,927)	19,215	20,636	(1,421)
Investors Trust Series	2,615	5,305	(2,690)	9,270	3,938	5,332
New Discovery Series	109,671	75,095	34,576	75,686	56,591	19,095
Corporate Bond Portfolio	66,707	155,269	(88,562)	229,720	191,983	37,737
Emerging Markets Equity Portfolio	98,453	51,190	47,263	154,176	58,892	95,284
Technology Portfolio	92,170	79,307	12,863	86,554	67,621	18,933
Global Tactical Allocation Portfolio	12,370	26,127	(13,757)	18,290	19,122	(832)
International Intrinsic Value Portfolio	78,846	128,113	(49,267)	155,342	127,445	27,897
Utilities Series Portfolio	442,956	221,542	221,414	118,987	135,190	(16,203)
Blended Research Core Equity Portfolio	93,060	27,100	65,960	60,054	22,714	37,340
Global Real Estate Portfolio	72,823	26,629	46,194	40,554	19,746	20,808
Lord Abbett Series Fund, Inc.
Growth & Income Portfolio	7,493	15,352	(7,859)	12,787	11,974	813
Mid-Cap Stock Portfolio	1,633	14,036	(12,403)	20,637	26,188	(5,551)
Bond-Debenture Portfolio	479,976	515,858	(35,882)	918,836	367,968	550,868
Fundamental Equity Portfolio	24,375	29,363	(4,988)	75,934	39,771	36,163
Developing Growth Portfolio	36,052	56,247	(20,195)	173,791	60,273	113,518
Short Duration Income Portfolio	732,907	1,022,856	(289,949)	1,294,427	991,713	302,714
Alger Fund
LargeCap Growth Portfolio	14,832	25,208	(10,376)	8,388	47,644	(39,256)
MidCap Growth Portfolio	13,847	18,892	(5,045)	24,173	37,822	(13,649)
Capital Appreciation Portfolio	2,704	19,424	(16,720)	9,301	22,604	(13,303)
SmallCap Growth Portfolio	457	1,602	(1,145)	441	1,831	(1,390)
Capital Appreciation Portfolio Class S	233,298	248,525	(15,227)	143,930	234,183	(90,253)
Calvert Variable Series, Inc.
Mid Cap Growth Portfolio	20,646	35,596	(14,950)	36,622	47,876	(11,254)
S&P 500 Index Portfolio	13,386	50,212	(36,826)	20,260	19,879	381
SRI Balanced Portfolio	110,446	60,161	50,285	219,504	21,677	197,827
Invesco Variable Insurance Funds
Technology Fund	2,437	10,377	(7,940)	10,557	24,365	(13,808)
Diversified Dividend Fund	309,093	81,646	227,447	59,764	49,777	9,987
Health Care Fund	2,735	4,061	(1,326)	6,218	18,293	(12,075)
Global Real Estate Fund	3,329	4,496	(1,167)	38	810	(772)
International Equity Fund	4,693	2,588	2,105	12,639	18,337	(5,698)
Main Street Mid Cap Fund	2,256	2,916	(660)	3,826	8,045	(4,219)
Core Bond Fund	95,588	473,779	(378,191)	138,240	89,132	49,108
Discovery Mid Cap Growth Fund	83,769	74,629	9,140	154,092	38,937	115,155
Global Fund	154,831	78,369	76,462	101,223	68,083	33,140
Main Street Fund	80,025	86,151	(6,126)	95,416	128,894	(33,478)
Main Street Small Cap Fund	164,406	132,753	31,653	189,248	86,193	103,055
Balanced-Risk Allocation Fund	49,202	22,061	27,141	22,107	82	22,025
Core Plus Bond Fund	566,992	83,408	483,584	58,904	25,966	32,938
Equity and Income Fund	388,926	182,599	206,327	357,073	10,647	346,426
Small Cap Equity Fund	207,765	75,023	132,742	151,225	4,519	146,706
Equally Weighted S&P 500 Fund	557,749	277,536	280,213	138,866	—	138,866
Growth and Income Portfolio	1,322	4,137	(2,815)	9,617	12,783	(3,166)
American Value Fund	1,747	1,777	(30)	2,092	3,620	(1,528)

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2022			2021
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
J.P. Morgan Series Trust II
Core Bond Portfolio	7,397	22,091	(14,694)	23,212	24,982	(1,770)
Small Cap Core Portfolio	4,534	15,845	(11,311)	24,798	24,417	381
Rydex Variable Trust
Nova Fund	3,760	11,971	(8,211)	32,844	23,820	9,024
NASDAQ-100 Fund	1,578	14,154	(12,576)	38,099	44,633	(6,534)
U.S. Government Money Market Fund	52,225	36,528	15,697	5,642	840	4,802
Inverse S&P 500 Strategy Fund	261,155	1,525,075	(1,263,920)	1,348,815	4,998	1,343,817
Inverse NASDAQ-100 Strategy Fund	821,072	745,243	75,829	456,974	430,956	26,018
Inverse Government Long Bond Strategy Fund	21,422	19,329	2,093	11,920	14,540	(2,620)
Government Long Bond 1.2x Strategy	85	67	18	776	7,083	(6,307)
NASDAQ-100 2x Strategy Fund	—	—	—	—	—	—
Inverse Dow 2x Strategy Fund	—	—	—	—	—	—
Rydex Variable Insurance Funds
Biotechnology Fund	10,052	47,685	(37,633)	14,601	92,795	(78,194)
S&P 500 Pure Growth Fund	210,069	89,423	120,646	59,420	54,957	4,463
S&P MidCap 400 Pure Growth Fund	6,797	10,707	(3,910)	7,347	17,198	(9,851)
Guggenheim Variable Insurance Funds
Long Short Equity Fund	2,506	12,152	(9,646)	15,636	33,236	(17,600)
Multi-Hedge Strategies Fund	22,811	31,344	(8,533)	21,214	63,863	(42,649)
Global Managed Futures Strategy Fund	198,900	96,381	102,519	12,558	15,573	(3,015)
Small Cap Value Fund	125,782	91,321	34,461	153,968	88,144	65,824
ProFunds VP
Profund Access VP High Yield Fund	5,805	5,950	(145)	—	285	(285)
Asia 30	565	1,249	(684)	4,801	3,355	1,446
Banks	4,232	10,159	(5,927)	20,652	15,227	5,425
Basic Materials	1,808	2,015	(207)	10,573	9,755	818
Bear	396	38	358	35,546	55,752	(20,206)
Biotechnology	3,765	4,551	(786)	1,196	1,517	(321)
Bull	7,876	17,267	(9,391)	16,296	5,518	10,778
Consumer Goods	3,761	4,036	(275)	3,136	6,277	(3,141)
Consumer Services	1,034	2,064	(1,030)	216	1,712	(1,496)
Dow 30	3,717	725	2,992	338	8,204	(7,866)
Emerging Markets	4,952	5,633	(681)	26	577	(551)
Europe 30	1,486	1,736	(250)	911	1,173	(262)
Falling U.S. Dollar	4,203	4,174	29	2,177	2,177	—
Financials	312	1,139	(827)	9,595	9,444	151
Health Care	12,257	7,855	4,402	1,716	6,205	(4,489)
Industrials	2,226	3,249	(1,023)	6,354	9,575	(3,221)
International	—	609	(609)	3,365	3,593	(228)
Internet	3,490	3,608	(118)	2,196	2,267	(71)
Japan	500	903	(403)	81	87	(6)
Large-Cap Growth	3,313	14,812	(11,499)	12,315	12,084	231
Large-Cap Value	33,723	23,843	9,880	1,939	3,150	(1,211)
Mid-Cap	1,432	1,789	(357)	5,809	7,058	(1,249)
Mid-Cap Growth	1,310	1,171	139	14,461	16,817	(2,356)
Mid-Cap Value	1,766	1,229	537	5,683	5,474	209
Government Money Market	302,612	185,081	117,531	291,590	516,692	(225,102)
Oil & Gas	22,157	34,850	(12,693)	39,546	33,662	5,884
NASDAQ-100	3,779	7,595	(3,816)	8,070	11,054	(2,984)
Pharmaceuticals	611	954	(343)	95	149	(54)

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2022			2021
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
Precious Metals	91,665	101,224	(9,559)	114,136	120,366	(6,230)
Real Estate	6,500	11,524	(5,024)	6,314	3,734	2,580
Rising Rates Opportunity	2	1,191	(1,189)	583	6,400	(5,817)
Semiconductor	4,243	4,549	(306)	5,405	5,754	(349)
Short Dow 30	2,052	2,020	32	(3)	8,042	(8,045)
Short Emerging Markets	—	—	—	—	—	—
Short International	1,657	1,649	8	—	16	(16)
Short Mid-Cap	2,099	2,066	33	—	—	—
Short NASDAQ-100	—	—	—	—	7,909	(7,909)
Short Small-Cap	—	50	(50)	(2)	1,551	(1,553)
Small-Cap	1,928	2,632	(704)	3,750	4,165	(415)
Small-Cap Growth	500	1,453	(953)	14,527	17,581	(3,054)
Small-Cap Value	335	931	(596)	12,007	19,151	(7,144)
Technology	3,126	4,568	(1,442)	8,110	12,329	(4,219)
Telecommunications	91	155	(64)	520	706	(186)
U.S. Government Plus	7,269	19,275	(12,006)	6,144	7,050	(906)
UltraBull	4,086	10,963	(6,877)	6,411	10,836	(4,425)
UltraMid-Cap	6,064	15,320	(9,256)	8,942	14,518	(5,576)
UltraNASDAQ-100	2,680	5,501	(2,821)	2,578	2,197	381
UltraShort Dow 30	—	2,882	(2,882)	—	1,144	(1,144)
UltraShort NASDAQ-100	—	27,978	(27,978)	40,581	25,567	15,014
UltraSmall-Cap	6,668	18,921	(12,253)	8,389	14,006	(5,617)
Utilities	11,799	5,437	6,362	2,228	4,404	(2,176)
VanEck Worldwide Insurance Trust
Global Resources Fund	332,867	193,485	139,382	306,051	402,824	(96,773)
Emerging Markets Fund	2,278	6,873	(4,595)	7,097	8,001	(904)
Emerging Markets Bond Fund	9,203	10,919	(1,716)	1,575	9,613	(8,038)
Janus Henderson Series
Global Technology and Innovation Portfolio	114,207	110,383	3,824	231,524	115,669	115,855
Overseas Portfolio	34,345	36,280	(1,935)	62,098	23,791	38,307
Research Portfolio	1,375	3,136	(1,761)	76	10,176	(10,100)
Enterprise Services Portfolio	236,031	211,747	24,284	316,932	142,400	174,532
Global Research Portfolio	48,694	29,044	19,650	28,765	9,812	18,953
Mid Cap Value Portfolio	99,048	78,212	20,836	83,456	69,345	14,111
Balanced Portfolio	933,164	718,877	214,287	1,685,848	330,624	1,355,224
Flexible Bond Portfolio	107,480	301,546	(194,066)	326,031	184,061	141,970
PIMCO Variable Insurance Trust
Total Return Portfolio	459,478	1,027,128	(567,650)	804,693	914,370	(109,677)
Low Duration Portfolio	748,901	1,236,412	(487,511)	1,693,739	779,316	914,423
High Yield Portfolio	617,310	628,500	(11,190)	329,227	330,783	(1,556)
Real Return Portfolio	649,865	728,227	(78,362)	728,078	444,608	283,470
All Asset Portfolio	84,617	101,794	(17,177)	65,474	108,793	(43,319)
Global Managed Asset Allocation Portfolio	3,377	10,386	(7,009)	20,386	4,913	15,473
Short-Term Portfolio	3,792,873	2,483,581	1,309,292	1,618,848	2,853,302	(1,234,454)
Emerging Markets Bond Portfolio	20,923	24,541	(3,618)	37,695	41,300	(3,605)
Global Bond Opportunities Portfolio	7,316	5,728	1,588	1,680	8,699	(7,019)
Commodity Real Return Strategy Portfolio	546,772	491,904	54,868	275,170	281,687	(6,517)
International Bond (USD-Hedged) Portfolio	54,852	51,375	3,477	96,125	48,578	47,547
Dynamic Bond Adv Portfolio	65,710	93,656	(27,946)	93,820	70,684	23,136
Income Advisor Portfolio	347,928	473,060	(125,132)	861,073	250,227	610,846

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2022			2021
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund	21,143	31,829	(10,686)	37,511	26,382	11,129
Large Cap Value Fund	13,093	14,969	(1,876)	21,165	5,849	15,316
Mid Cap Value Fund	4,465	20,996	(16,531)	14,863	27,654	(12,791)
Neuberger Berman Advisors Management Trust
Mid-Cap Growth Portfolio	964	7,432	(6,468)	11,019	11,715	(696)
AMT Mid Cap Intrinsic Value Portfolio	6,767	13,879	(7,112)	82,956	68,516	14,440
BNY Mellon Variable Investment Fund
Appreciation Portfolio	4,503	12,134	(7,631)	15,294	8,315	6,979
Sustainable U.S. Equity Portfolio	15	1	14	15	606	(591)
Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio	1,238	1,580	(342)	26	101	(75)
Emerging Markets Equity Portfolio	11,033	12,607	(1,574)	979	4,651	(3,672)
Discovery Portfolio	147	163	(16)	46	1,325	(1,279)
U.S. Real Estate Portfolio	1,385	1,678	(293)	1,428	2,958	(1,530)
Northern Lights Variable Trust
Power Dividend Index Fund	954	3,826	(2,872)	6,448	38,309	(31,861)
AB Variable Products Series
Dynamic Asset Allocation Portfolio	10,243	32,598	(22,355)	10,505	28,739	(18,234)
Small Cap Growth Portfolio	226	1	225	10,157	10,255	(98)
Small Mid Cap Value Portfolio	132,909	96,230	36,679	228,187	93,399	134,788
BlackRock Variable Series Fund, Inc.
Basic Value Fund	87,310	37,873	49,437	49,164	34,360	14,804
Capital Appreciation Fund	1,040	16,105	(15,065)	105	4,787	(4,682)
Equity Dividend Fund	296,502	273,145	23,357	330,222	103,549	226,673
Global Allocation Fund	58,567	181,372	(122,805)	188,807	195,850	(7,043)
Advantage Large Cap Core Fund	2,800	4,083	(1,283)	378	3,210	(2,832)
Large Cap Focus Growth Fund	125,938	121,798	4,140	122,842	96,564	26,278
60/40 Target Allocation ETF Fund	160,306	145,299	15,007	234,897	82,983	151,914
Total Return Portfolio	6,769	14,202	(7,433)	27,976	2,300	25,676
S&P 500 Portfolio	2,804	8,688	(5,884)	68	14,523	(14,455)
Columbia Variable Portfolio
Contrarian Core 2 Portfolio	143,429	83,363	60,066	132,166	42,350	89,816
Dividend Opportunity Portfolio	369,225	135,213	234,012	113,696	60,360	53,336
Emerging Markets Bond Portfolio	22,265	82,558	(60,293)	52,019	83,993	(31,974)
High Yield Portfolio	70,284	160,674	(90,390)	173,653	77,468	96,185
Select Large-Cap Value Portfolio	285,615	105,629	179,986	272,550	45,570	226,980
Seligman Global Tech Portfolio	240,186	202,825	37,361	336,932	91,881	245,051
US Government Mortgage Portfolio	49,170	171,504	(122,334)	297,889	280,773	17,116
Strategic Income Portfolio	112,577	108,178	4,399	143,204	37,443	105,761
Emerging Markets Portfolio	13,432	6,395	7,037	38,880	3,469	35,411
DWS Variable Insurance Portfolios
Equity 500 Index Portfolio	467,758	419,352	48,406	536,238	341,521	194,717
Small Cap Index Portfolio	97,205	78,698	18,507	159,370	73,251	86,119
Alternative Asset Allocation Portfolio	29,705	26,266	3,439	11,663	20,198	(8,535)
Global Small Cap Portfolio	1,598	3,868	(2,270)	1,534	6,847	(5,313)
Small Mid Cap Value Portfolio	6,196	50,917	(44,721)	44,191	81,277	(37,086)
CROCI US Portfolio	119	597	(478)	781	1,865	(1,084)
High Income Portfolio	42,315	21,782	20,533	17,097	925	16,172

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2022			2021
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
Eaton Vance Variable Trust
Floating Rate Income Portfolio	1,149,414	1,142,039	7,375	704,156	498,582	205,574
Delaware Variable Insurance Portfolios
Total Return Portfolio	1	4,098	(4,097)	516	12,806	(12,290)
International Portfolio	8,779	10,749	(1,970)	7,493	3,742	3,751
Opportunity Portfolio	18,533	96,283	(77,750)	7,495	177,249	(169,754)
Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund	4,548	64,827	(60,279)	26,647	95,412	(68,765)
Income Fund	539,896	375,348	164,548	297,252	287,743	9,509
Global Bond Fund	265,267	630,690	(365,423)	574,978	326,074	248,904
Foreign Fund	404,144	467,301	(63,157)	566,300	444,064	122,236
Developing Markets Fund	52,192	32,427	19,765	32,298	60,767	(28,469)
Mutual Global Discovery Fund	9,938	79,043	(69,105)	34,927	83,081	(48,154)
Rising Dividends Fund	220,618	186,467	34,151	308,443	160,607	147,836
DynaTech 2 Fund	395,236	192,305	202,931	130,987	3,913	127,074
Multi-Asset Dynamic Multi-Strategy Portfolio	29	31,199	(31,170)	519	3,241	(2,722)
Delaware Ivy Variable Insurance Portfolios
Asset Strategy Portfolio	8,373	33,475	(25,102)	13,239	66,050	(52,811)
Balanced Portfolio	4,636	41,864	(37,228)	38,512	68,442	(29,930)
Global Value Equity Portfolio	1,337	8,406	(7,069)	13,155	17,226	(4,071)
Energy Portfolio	6,333	112,833	(106,500)	250,914	166,393	84,521
Global Bond Portfolio	3,720	49,248	(45,528)	37,473	80,126	(42,653)
Natural Resources Portfolio	1,473	34,163	(32,690)	55,466	55,566	(100)
Growth Portfolio	7,705	31,108	(23,403)	32,461	42,610	(10,149)
High Income Portfolio	43,151	170,639	(127,488)	225,917	411,611	(185,694)
International Core Equity Portfolio	30,149	91,331	(61,182)	47,974	83,339	(35,365)
Global Growth Portfolio	524	7,216	(6,692)	1,788	4,974	(3,186)
Mid Cap Growth Portfolio	34,321	94,784	(60,463)	133,213	112,720	20,493
Science and Technology Portfolio	46,945	74,825	(27,880)	98,407	66,095	32,312
Small Cap Growth Portfolio	17,031	53,943	(36,912)	35,063	67,913	(32,850)
SMID Cap Core Portfolio	28,829	88,090	(59,261)	99,167	161,191	(62,024)
Lazard Retirement Series, Inc.
International Equity Portfolio	17,241	8,507	8,734	9,599	21,873	(12,274)
Global Dynamic Multi Asset Portfolio	3,713	14,723	(11,010)	36,163	36,388	(225)
Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio	62,040	63,639	(1,599)	90,235	34,164	56,071
ClearBridge Variable Mid Cap Portfolio	326,675	218,813	107,862	214,190	94,338	119,852
ClearBridge Variable Dividend Strategy Portfolio	215,366	312,460	(97,094)	396,873	125,164	271,709
ClearBridge Variable Small Cap Growth Portfolio	151,722	71,504	80,218	117,845	58,428	59,417
ClearBridge Variable Aggressive Growth Portfolio	2,261	5,466	(3,205)	22,652	27,136	(4,484)
Western Asset Variable Core Bond Plus Portfolio	1,330,663	1,537,819	(207,156)	2,206,872	723,160	1,483,712
ClearBridge Variable Large Cap Growth Portfolio	355,675	166,109	189,566	425,387	172,512	252,875
Pioneer Variable Contracts Trust
Fund Portfolio	37,917	14,495	23,422	10,038	9,263	775
Bond Portfolio	579,974	736,059	(156,085)	1,025,809	433,262	592,547
Strategic Income Portfolio	220,446	283,376	(62,930)	225,359	144,098	81,261
Equity Income Portfolio	75,727	131,295	(55,568)	120,661	137,030	(16,369)
High Yield Portfolio	794	18,471	(17,677)	4,301	10,508	(6,207)

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	2022			2021
			Net Increase/			Net Increase/
Portfolio	Purchases	Sales	(Decrease)	Purchases	Sales	(Decrease)
Prudential Series Funds
PGIM Jennison Focused Blend Portfolio	319	264	55	87	413	(326)
Natural Resources Portfolio	114,139	85,371	28,768	5,504	28,286	(22,782)
Mid-Cap Growth Portfolio	366	1,634	(1,268)	573	3,185	(2,612)
Royce Capital Fund
Micro-Cap Portfolio	3,162	1,143	2,019	10,055	17,247	(7,192)
Small Cap Portfolio	80,853	110,485	(29,632)	95,465	178,239	(82,774)
Alps Fund
Alerian Energy Infrastructure Portfolio	558,947	275,874	283,073	116,191	112,870	3,321
Red Rocks Global Opportunity Portfolio	29,925	32,415	(2,490)	25,818	18,280	7,538
American Funds IS
Asset Allocation Fund	786,835	1,082,534	(295,699)	1,933,869	726,908	1,206,961
Washington Mutual Investors Fund	691,833	512,857	178,976	679,141	415,632	263,509
Ultra-Short Bond Fund	2,763,291	1,849,830	913,461	1,385,310	1,654,719	(269,409)
Capital Income Builder Fund	312,463	275,883	36,580	343,633	277,068	66,565
Global Growth Fund	349,494	323,967	25,527	611,763	182,934	428,829
Capital World Growth and Income Fund	228,511	154,493	74,018	287,071	108,087	178,984
Global Small Capitalization Fund	101,636	79,885	21,751	240,414	119,072	121,342
Growth Fund	774,390	463,424	310,966	775,593	309,222	466,371
Growth-Income Fund	799,180	591,574	207,606	1,299,690	549,128	750,562
International Fund	205,299	136,597	68,702	360,837	121,582	239,255
International Growth and Income Fund	187,630	175,197	12,433	253,244	127,405	125,839
New World Fund	448,131	315,047	133,084	541,247	318,863	222,384
U.S. Government Securities Fund	1,765,459	2,380,861	(615,402)	1,688,597	1,840,730	(152,133)
Invesco Oppenheimer
International Growth Fund	492,535	211,507	281,028	638,204	158,344	479,860
T. Rowe Price
Blue Chip Growth Portfolio	795,020	478,525	316,495	807,538	335,936	471,602
Health Sciences Portfolio	459,045	323,802	135,243	580,079	215,075	365,004
John Hancock Variable Insurance Trust
Financial Industries Portfolio	146,836	149,191	(2,355)	194,711	37,335	157,376
Fundamental All Cap Core Portfolio	3,759	19,088	(15,329)	100,497	79,064	21,433
Select Bond Portfolio	485	5,534	(5,049)	21,418	12,302	9,116
Strategic Income Opportunities Portfolio	22,712	35,923	(13,211)	44,558	6,799	37,759
Federated Hermes
High Income Bond Portfolio	116,280	61,826	54,454	231,953	165,781	66,172
Kaufmann Portfolio	196,270	83,245	113,025	287,076	153,981	133,095
Managed Volatility Portfolio	6,590	8,154	(1,564)	32,687	1,734	30,953
Principal Variable Contracts
Blue Chip Fund	70,548	28,625	41,923	8,870	1,484	7,386
Equity Income Fund	38,222	19,664	18,558	16,606	4,118	12,488
Diversified Balance Fund	40,855	7,955	32,900	38,526	8,537	29,989
Diversified Growth Fund	345	2,850	(2,505)	24,924	—	24,924
Diversified Income Fund	3,024	72,289	(69,265)	78,398	2,918	75,480

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

5.Financial Highlights
The Company sells a number of variable annuity insurance products which have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
The following table was developed by determining which products offered by the Company have the lowest and highest total return. Only product designs within each portfolio that had units outstanding during the respective periods were considered when determining the lowest and highest total return. The summary may not reflect the minimum and maximum contract charges offered by the Company as contract owners may not have selected all available and applicable contract options.

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Net assets represented by
Fidelity Variable Insurance Products
Government Money Market Portfolio
2022	914,790	$7.51 to 13.17	$9,601,795	1.38%	0.95% to 1.55%	-1.21% to 0.48%
2021	1,121,947	7.60 to 13.17	$11,180,275	0.01%	0.95% to 1.55%	-2.61% to -0.94%
2020	930,135	7.81 to 13.36	$9,787,427	0.30%	0.95% to 1.55%	-2.30% to -0.63%
2019	609,594	7.99 to 13.50	$6,389,717	1.45%	0.95% to 1.55%	-0.90% to 1.05%
2018	1,066,545	8.11 to 13.42	$11,296,135	0.96%	0.95% to 1.55%	-1.27% to 0.69%

High Income Portfolio
2022	293,450	9.00 to 25.73	$4,226,913	4.49%	0.95% to 1.65%	-13.59% to -12.46%
2021	345,235	10.30 to 29.41	$5,927,974	5.15%	0.95% to 1.65%	2.02% to 3.30%
2020	378,909	10.83 to 28.47	$6,587,049	3.59%	0.95% to 1.65%	0.19% to 1.45%
2019	597,939	11.01 to 28.06	$12,059,687	7.32%	0.95% to 1.55%	12.27% to 13.68%
2018	273,526	9.72 to 24.69	$4,109,077	13.31%	0.95% to 1.55%	-5.74% to -4.54%

Equity-Income Portfolio
2022	160,698	21.84 to 73.28	$6,621,979	1.74%	0.95% to 1.55%	-7.72% to -6.14%
2021	164,506	23.62 to 78.19	$7,336,927	1.77%	0.95% to 1.55%	21.35% to 23.43%
2020	185,468	19.42 to 63.49	$6,685,108	1.54%	0.95% to 1.55%	3.66% to 5.43%
2019	208,657	17.05 to 60.34	$7,166,866	1.91%	0.95% to 1.55%	23.47% to 25.91%
2018	245,323	13.81 to 48.02	$6,570,148	2.14%	0.95% to 1.55%	-11.17% to -9.41%

Growth Portfolio
2022	92,402	31.82 to 95.77	$7,258,377	0.53%	0.95% to 1.55%	-26.36% to -25.36%
2021	102,122	43.21 to 128.57	$10,655,095	0.00%	0.95% to 1.55%	20.11% to 21.74%
2020	103,342	39.25 to 105.81	$9,135,476	0.07%	0.95% to 1.55%	40.08% to 42.19%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2019	130,728	26.82 to 74.57	$7,729,119	0.22%	0.95% to 1.55%	30.73% to 32.71%
2018	150,717	21.32 to 56.30	$6,756,009	0.22%	0.95% to 1.55%	-2.86% to -1.38%

Overseas Portfolio
2022	233,508	14.77 to 30.07	$4,973,491	0.76%	0.95% to 1.65%	-26.65% to -25.39%
2021	243,061	20.09 to 40.38	$7,023,296	0.34%	0.95% to 1.65%	16.27% to 18.26%
2020	282,895	17.25 to 34.21	$6,929,633	0.22%	0.95% to 1.65%	12.32% to 14.24%
2019	307,083	13.23 to 30.01	$6,565,374	1.55%	0.95% to 1.55%	23.86% to 26.30%
2018	341,634	10.68 to 23.82	$5,760,737	1.32%	0.95% to 1.55%	-17.50% to -15.86%

Mid Cap Portfolio
2022	674,939	9.71 to 54.84	$15,717,066	0.26%	0.95% to 1.65%	-17.02% to -2.88%
2021	712,340	11.81 to 65.11	$20,066,480	0.40%	0.95% to 1.65%	22.27% to 24.12%
2020	665,757	13.35 to 52.45	$16,098,689	0.36%	0.95% to 1.65%	14.67% to 16.75%
2019	722,872	11.47 to 44.93	$15,243,046	0.71%	0.95% to 1.55%	19.83% to 22.01%
2018	729,226	9.43 to 36.82	$12,880,026	0.46%	0.95% to 1.55%	-17.10% to -15.58%

Asset Manager Portfolio
2022	31,505	17.17 to 36.47	$859,857	1.93%	0.95% to 1.55%	-17.08% to -15.95%
2021	31,626	20.70 to 43.48	$1,031,943	1.45%	0.95% to 1.55%	7.19% to 8.64%
2020	35,853	19.31 to 40.11	$1,116,302	1.28%	0.95% to 1.55%	11.93% to 13.45%
2019	44,479	17.25 to 35.41	$1,184,709	1.78%	0.95% to 1.55%	15.33% to 16.90%
2018	44,236	14.96 to 30.37	$988,568	1.63%	0.95% to 1.55%	-7.77% to -6.51%

Investment Grade Bond Portfolio
2022	300,195	8.56 to 23.76	$3,823,171	2.23%	0.95% to 1.55%	-15.18% to -14.03%
2021	237,429	10.03 to 27.68	$4,023,759	1.96%	0.95% to 1.55%	-3.15% to 0.62%
2020	166,405	13.39 to 28.24	$3,431,417	2.08%	0.95% to 1.55%	6.52% to 8.13%
2019	177,520	11.74 to 26.18	$3,418,470	2.67%	0.95% to 1.55%	6.28% to 8.37%
2018	185,377	11.05 to 24.21	$3,319,039	2.21%	0.95% to 1.55%	-3.64% to -1.73%

Index 500 Portfolio
2022	686,293	14.15 to 93.10	$19,650,780	1.21%	0.95% to 1.65%	-20.63% to -19.19%
2021	739,648	17.56 to 115.43	$26,774,969	1.10%	0.95% to 1.65%	24.78% to 27.05%
2020	824,903	13.87 to 91.04	$23,666,018	1.51%	0.95% to 1.65%	14.75% to 16.83%
2019	785,629	11.91 to 78.08	$21,551,004	1.90%	0.95% to 1.55%	27.28% to 29.78%
2018	484,759	17.69 to 60.29	$15,222,800	1.65%	0.95% to 1.55%	-7.47% to -5.64%

Contrafund Portfolio
2022	1,311,411	9.29 to 102.10	$34,343,886	0.27%	0.95% to 1.65%	-28.27% to -27.15%
2021	1,362,179	12.78 to 140.51	$50,817,963	0.03%	0.95% to 1.65%	24.43% to 26.31%
2020	1,178,776	12.37 to 111.47	$39,822,428	0.10%	0.95% to 1.65%	27.08% to 29.00%
2019	1,216,399	13.18 to 86.57	$33,859,564	0.27%	0.95% to 1.55%	28.10% to 30.03%
2018	1,152,445	10.17 to 66.72	$26,061,685	0.53%	0.95% to 1.55%	-8.91% to -7.53%

Asset Manager: Growth Portfolio
2022	23,878	18.35 to 40.32	$782,749	1.70%	0.95% to 1.55%	-18.93% to -17.83%
2021	24,215	22.63 to 49.19	$969,478	1.38%	0.95% to 1.55%	11.10% to 12.61%
2020	24,803	20.37 to 43.77	$887,421	0.99%	0.95% to 1.55%	14.29% to 15.84%
2019	25,820	17.82 to 37.86	$798,018	1.52%	0.95% to 1.55%	19.71% to 21.34%
2018	26,726	14.89 to 31.25	$692,215	1.46%	0.95% to 1.55%	-9.99% to -8.76%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Balanced Portfolio
2022	87,409	24.30 to 38.34	$2,909,180	1.07%	0.95% to 1.55%	-20.04% to -18.96%
2021	97,357	30.39 to 47.38	$3,990,135	0.80%	0.95% to 1.55%	15.31% to 16.88%
2020	107,172	26.36 to 40.63	$3,734,962	1.23%	0.95% to 1.55%	19.35% to 20.97%
2019	103,239	21.05 to 33.66	$2,994,631	1.68%	0.95% to 1.55%	22.78% to 28.45%
2018	102,737	16.98 to 27.42	$2,415,987	1.38%	0.95% to 1.55%	-6.77% to -5.35%

Growth & Income Portfolio
2022	56,123	26.17 to 49.51	$2,221,263	1.73%	0.95% to 1.55%	-7.46% to -6.07%
2021	42,571	28.28 to 52.82	$1,912,317	2.49%	0.95% to 1.55%	22.60% to 24.45%
2020	40,129	22.03 to 42.53	$1,519,482	1.81%	0.95% to 1.55%	4.68% to 6.58%
2019	46,710	20.57 to 39.99	$1,666,471	4.65%	0.95% to 1.55%	21.11% to 28.24%
2018	49,486	16.68 to 31.19	$1,369,397	0.32%	0.95% to 1.55%	-11.67% to -10.06%

Growth Opportunities Portfolio
2022	2,179,357	6.62 to 50.03	$25,629,581	0.00%	0.95% to 1.65%	-39.81% to -14.52%
2021	1,773,452	10.85 to 82.38	$36,217,102	0.00%	0.95% to 1.65%	8.97% to 10.61%
2020	859,730	15.19 to 75.22	$19,518,772	0.00%	0.95% to 1.65%	64.16% to 66.64%
2019	236,128	10.94 to 45.59	$4,894,768	0.07%	0.95% to 1.55%	9.44% to 39.17%
2018	69,787	25.67 to 33.09	$2,202,365	0.12%	0.95% to 1.55%	9.76% to 11.14%

Value Strategies Portfolio
2022	125,231	15.27 to 34.13	$3,313,053	0.80%	0.95% to 1.65%	-9.59% to -8.22%
2021	145,209	16.68 to 37.19	$4,164,179	1.29%	0.95% to 1.65%	30.12% to 32.08%
2020	158,855	12.67 to 28.16	$3,461,782	0.93%	0.95% to 1.65%	5.41% to 7.00%
2019	207,898	11.88 to 26.31	$4,212,064	1.46%	0.95% to 1.55%	30.85% to 32.83%
2018	227,861	8.97 to 19.81	$3,481,341	0.72%	0.95% to 1.55%	-19.51% to -18.28%

Strategic Income Portfolio
2022	1,215,429	8.95 to 11.65	$13,518,369	3.20%	1.15% to 1.65%	-12.96% to -12.31%
2021	1,311,712	10.23 to 13.32	$16,820,518	2.66%	1.15% to 1.65%	2.04% to 2.35%
2020	1,058,570	10.85 to 13.01	$13,485,831	3.11%	1.15% to 1.65%	5.72% to 5.93%
2019	985,299	10.81 to 12.28	$11,890,430	3.47%	1.15% to 1.35%	9.17% to 9.39%
2018	839,972	9.89 to 11.23	$9,340,409	3.87%	1.15% to 1.35%	-4.13% to -3.94%

Emerging Markets Portfolio
2022	378,517	7.14 to 13.58	$4,847,182	1.46%	1.15% to 1.65%	-21.67% to -21.08%
2021	392,805	9.07 to 17.25	$6,271,407	2.11%	1.15% to 1.65%	-3.72% to -3.53%
2020	307,443	16.41 to 17.88	$5,427,630	0.56%	1.15% to 1.65%	29.12% to 29.38%
2019	298,922	12.70 to 13.82	$4,085,653	1.44%	1.15% to 1.35%	27.46% to 27.72%
2018	292,843	9.95 to 10.82	$3,145,115	0.57%	1.15% to 1.35%	-19.27% to -19.10%

Real Estate Portfolio
2022	1,093,124	9.92 to 15.68	$16,300,362	1.11%	1.15% to 1.65%	-28.88% to -28.34%
2021	1,183,454	13.87 to 21.94	$25,046,160	0.96%	1.15% to 1.65%	36.38% to 37.06%
2020	1,174,541	10.54 to 16.01	$18,444,735	1.83%	1.15% to 1.65%	-8.04% to -7.86%
2019	1,123,074	11.45 to 17.37	$19,207,943	1.71%	1.15% to 1.35%	21.30% to 21.54%
2018	972,515	9.43 to 14.29	$13,743,142	2.65%	1.15% to 1.35%	-7.72% to -7.53%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Funds Manager 50% Portfolio
2022	476,238	9.20 to 15.29	$6,685,802	1.75%	1.15% to 1.65%	-15.19% to -14.89%
2021	506,181	10.82 to 17.99	$8,578,042	0.90%	1.15% to 1.65%	8.40% to 8.62%
2020	652,743	13.07 to 16.56	$10,514,394	1.07%	1.15% to 1.65%	12.36% to 12.58%
2019	390,642	11.62 to 14.71	$5,531,550	1.77%	1.15% to 1.35%	16.11% to 16.34%
2018	263,215	10.00 to 12.64	$3,305,990	1.55%	1.15% to 1.35%	-6.65% to -6.46%

Funds Manager 70% Portfolio
2022	271,929	9.34 to 18.07	$4,533,866	1.40%	1.15% to 1.65%	-17.17% to -16.71%
2021	273,919	11.21 to 21.71	$5,517,097	0.94%	1.15% to 1.65%	12.90% to 13.13%
2020	211,343	13.83 to 19.19	$3,988,691	0.75%	1.15% to 1.65%	14.38% to 14.61%
2019	195,113	12.07 to 16.74	$3,215,544	1.29%	1.15% to 1.35%	20.85% to 21.09%
2018	160,732	9.98 to 13.83	$2,187,534	0.96%	1.15% to 1.35%	-8.92% to -8.74%

Funds Manager 85% Portfolio
2022	98,669	9.42 to 20.43	$1,698,499	1.04%	1.15% to 1.65%	-18.55% to -17.93%
2021	77,511	11.50 to 24.96	$1,580,166	0.90%	1.15% to 1.65%	16.06% to 16.30%
2020	51,994	14.43 to 21.46	$1,025,047	0.67%	1.15% to 1.65%	15.69% to 15.92%
2019	58,243	12.46 to 18.51	$957,280	1.10%	1.15% to 1.35%	24.45% to 24.70%
2018	64,190	10.01 to 14.84	$881,870	0.66%	1.15% to 1.35%	-10.31% to -10.13%

Government Money Market Portfolio Service Class 2
2022	1,167,641	9.09 to 10.04	$10,859,494	1.20%	1.15% to 1.65%	-0.09% to 0.44%
2021	409,542	9.10 to 9.79	$3,739,334	0.01%	1.15% to 1.65%	-1.33% to -1.13%
2020	471,550	9.22 to 9.34	$4,357,277	0.22%	1.15% to 1.65%	-1.11% to -0.91%
2019	404,659	9.33 to 9.43	$3,782,351	2.05%	1.15% to 1.35%	0.40% to 0.60%
2018	274,293	9.29 to 9.37	$2,550,426	1.29%	1.15% to 1.35%	0.03% to 0.23%

International Capital Appreciation Portfolio
2022	347,377	7.98 to 11.17	$3,744,480	0.10%	1.15% to 1.65%	-27.77% to -27.23%
2021	201,884	10.99 to 15.39	$3,047,690	0.00%	1.15% to 1.65%	10.61% to 10.83%
2020	46,564	13.87 to 13.89	$646,274	0.18%	1.15% to 1.65%	38.70% to 38.88%

American Century Variable
Portfolios, Inc.
Balanced Fund
2022	381,422	9.25 to 31.60	$4,370,046	1.01%	0.95% to 1.65%	-19.51% to -18.05%
2021	293,229	11.34 to 38.74	$4,445,373	0.55%	0.95% to 1.65%	12.63% to 14.68%
2020	171,886	11.17 to 33.93	$2,639,998	1.04%	0.95% to 1.65%	9.48% to 11.46%
2019	85,773	10.64 to 30.58	$1,630,677	1.46%	0.95% to 1.55%	6.42% to 18.72%
2018	60,186	16.21 to 25.87	$1,243,684	1.46%	0.95% to 1.55%	-6.45% to -4.74%

Capital Appreciation Fund
2022	30,055	39.48 to 59.86	$1,554,367	0.00%	0.95% to 1.55%	-29.67% to -28.79%
2021	37,917	55.38 to 84.43	$2,743,993	0.00%	0.95% to 1.55%	8.46% to 10.10%
2020	35,591	51.06 to 77.03	$2,380,600	0.00%	0.95% to 1.55%	39.01% to 41.11%
2019	50,296	36.73 to 54.84	$2,336,783	0.00%	0.95% to 1.55%	32.28% to 34.28%
2018	43,725	27.77 to 41.02	$1,560,985	0.00%	0.95% to 1.55%	-7.50% to -6.10%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
International Fund
2022	120,287	9.87 to 24.26	$2,513,047	1.20%	0.95% to 1.90%	-27.55% to -25.57%
2021	130,562	13.63 to 32.70	$3,687,149	0.04%	0.95% to 1.90%	4.71% to 7.57%
2020	145,052	13.01 to 30.49	$3,854,284	0.37%	0.95% to 1.90%	21.15% to 24.47%
2019	170,774	10.74 to 24.56	$3,652,645	0.73%	0.95% to 1.90%	23.55% to 26.93%
2018	172,262	8.69 to 19.40	$2,900,218	1.26%	0.95% to 1.90%	-18.35% to -16.10%

Value Fund
2022	3,579,528	11.64 to 57.34	$78,502,176	1.93%	0.95% to 1.65%	-2.31% to -0.59%
2021	3,622,389	11.73 to 57.84	$83,459,581	1.65%	0.95% to 1.65%	21.03% to 23.11%
2020	3,366,384	11.91 to 47.11	$65,728,799	1.93%	0.95% to 1.65%	-1.81% to -0.12%
2019	3,224,422	11.96 to 47.31	$63,837,412	1.97%	0.95% to 1.55%	23.30% to 25.72%
2018	3,065,660	9.54 to 37.77	$49,039,862	1.62%	0.95% to 1.55%	-11.89% to -10.14%

Disciplined Core Value Fund
2022	401,414	10.24 to 34.00	$5,581,814	1.51%	0.95% to 1.90%	-15.99% to -13.61%
2021	404,854	11.88 to 39.51	$6,796,119	0.90%	0.95% to 1.90%	18.86% to 22.18%
2020	169,691	11.78 to 32.40	$2,829,639	1.62%	0.95% to 1.90%	7.40% to 10.39%
2019	86,210	10.71 to 29.39	$1,786,997	1.86%	0.95% to 1.90%	7.12% to 22.58%
2018	73,390	12.96 to 24.04	$1,478,926	1.66%	0.95% to 1.90%	-10.58% to -8.08%

Inflation Protection Fund
2022	843,072	9.05 to 13.95	$8,589,219	5.82%	0.95% to 1.65%	-15.18% to -13.85%
2021	917,451	10.52 to 16.20	$10,982,251	2.94%	0.95% to 1.65%	3.70% to 5.26%
2020	499,768	10.42 to 15.39	$6,057,618	1.30%	0.95% to 1.65%	6.90% to 8.52%
2019	474,712	9.64 to 14.18	$5,470,382	2.29%	0.95% to 1.55%	5.79% to 7.87%
2018	512,725	8.98 to 13.15	$5,679,743	2.82%	0.95% to 1.55%	-5.61% to -3.74%

Large Company Value Fund
2022	65,616	16.96 to 26.91	$1,449,982	2.12%	0.95% to 1.90%	-3.87% to -1.40%
2021	26,205	17.64 to 27.29	$581,814	1.48%	0.95% to 1.90%	17.35% to 20.38%
2020	22,008	15.03 to 22.67	$410,305	1.24%	0.95% to 1.90%	-1.04% to 1.52%
2019	31,865	15.19 to 22.33	$581,962	2.52%	0.95% to 1.90%	22.93% to 26.10%
2018	28,298	12.36 to 17.71	$431,595	1.79%	0.95% to 1.90%	-11.36% to -9.06%

Mid Cap Value Fund
2022	1,698,085	11.50 to 40.65	$38,660,896	2.06%	0.95% to 1.90%	-4.96% to -2.27%
2021	1,656,790	11.79 to 41.61	$40,422,702	1.07%	0.95% to 1.90%	18.55% to 21.85%
2020	1,465,158	11.72 to 34.15	$30,621,899	1.49%	0.95% to 1.90%	-2.56% to 0.15%
2019	1,368,066	11.73 to 34.10	$28,990,438	1.91%	0.95% to 1.90%	24.31% to 27.77%
2018	1,196,299	9.21 to 26.68	$20,178,339	1.36%	0.95% to 1.90%	-16.14% to -13.79%

Ultra Fund
2022	239,708	8.23 to 38.57	$5,798,287	0.00%	0.95% to 1.90%	-34.78% to -33.07%
2021	209,522	12.31 to 57.65	$8,190,316	0.00%	0.95% to 1.90%	18.77% to 21.83%
2020	176,506	13.73 to 47.32	$6,680,541	0.00%	0.95% to 1.90%	44.41% to 48.14%
2019	185,616	15.24 to 31.94	$4,847,138	0.00%	0.95% to 1.90%	29.84% to 33.19%
2018	219,402	11.48 to 23.98	$4,360,242	0.11%	0.95% to 1.90%	-2.74% to -0.36%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
MFS Variable Insurance Trust
Research Series
2022	8,860	34.62 to 41.80	$345,456	0.36%	0.95% to 1.40%	-19.02% to -18.21%
2021	11,075	42.65 to 51.62	$522,728	0.46%	0.95% to 1.40%	22.11% to 23.34%
2020	11,622	29.91 to 42.27	$449,673	0.58%	0.95% to 1.40%	13.50% to 15.21%
2019	15,535	26.35 to 37.06	$524,343	0.64%	0.95% to 1.40%	29.39% to 31.35%
2018	21,621	20.36 to 28.50	$544,784	0.67%	0.95% to 1.40%	-6.95% to -5.53%

Growth Series
2022	27,683	35.64 to 51.57	$1,263,463	0.00%	0.95% to 1.40%	-33.25% to -32.45%
2021	33,610	53.40 to 77.11	$2,249,571	0.00%	0.95% to 1.40%	20.26% to 22.07%
2020	35,031	43.03 to 63.80	$1,922,507	0.00%	0.95% to 1.40%	28.35% to 30.29%
2019	54,317	33.48 to 49.46	$2,277,555	0.00%	0.95% to 1.40%	34.44% to 36.48%
2018	50,585	26.22 to 36.60	$1,590,189	0.06%	0.95% to 1.40%	-0.08% to 1.44%

Investors Trust Series
2022	12,473	27.48 to 37.25	$424,738	0.39%	0.95% to 1.40%	-18.70% to -17.47%
2021	15,163	33.80 to 45.13	$629,438	0.64%	0.95% to 1.40%	23.45% to 25.31%
2020	9,831	28.48 to 36.02	$330,272	0.53%	0.95% to 1.40%	11.35% to 12.53%
2019	10,497	25.58 to 32.01	$312,969	0.65%	0.95% to 1.40%	28.65% to 30.01%
2018	10,751	20.44 to 24.62	$247,965	0.82%	0.95% to 1.40%	-7.63% to -6.60%

New Discovery Series
2022	296,274	6.65 to 67.19	$6,468,801	0.00%	0.95% to 1.65%	-31.41% to -30.62%
2021	261,698	9.61 to 97.00	$8,911,462	0.00%	0.95% to 1.65%	-0.89% to 0.61%
2020	242,603	14.37 to 96.63	$8,811,176	0.00%	0.95% to 1.65%	42.06% to 44.21%
2019	206,829	15.43 to 67.17	$5,768,564	0.00%	0.95% to 1.40%	37.86% to 39.94%
2018	161,830	11.06 to 48.07	$3,381,752	0.00%	0.95% to 1.40%	-4.11% to -2.65%

Corporate Bond Portfolio
2022	456,798	8.11 to 10.56	$4,641,603	2.82%	1.15% to 1.65%	-17.99% to -17.37%
2021	545,360	9.83 to 12.81	$6,786,809	2.79%	1.15% to 1.65%	-3.07% to -2.78%
2020	507,623	10.69 to 13.18	$6,553,210	3.23%	1.15% to 1.65%	8.86% to 9.07%
2019	336,788	11.11 to 12.08	$3,996,954	3.40%	1.15% to 1.35%	12.92% to 13.15%
2018	285,257	9.83 to 10.68	$3,009,012	3.62%	1.15% to 1.35%	-4.61% to -4.42%

Emerging Markets Equity Portfolio
2022	490,510	6.96 to 9.99	$4,333,857	3.83%	1.15% to 1.65%	-21.25% to -20.66%
2021	443,247	8.80 to 12.66	$4,978,993	0.29%	1.15% to 1.65%	-8.55% to -8.09%
2020	347,963	12.31 to 13.80	$4,326,030	2.65%	1.15% to 1.65%	8.85% to 9.07%
2019	347,537	11.31 to 11.86	$3,967,495	0.39%	1.15% to 1.35%	18.57% to 18.81%
2018	279,063	9.54 to 9.99	$2,677,402	0.12%	1.15% to 1.35%	-15.29% to -15.12%

Technology Portfolio
2022	255,364	7.22 to 31.45	$5,976,160	0.00%	1.15% to 1.65%	-36.90% to -36.43%
2021	242,501	11.37 to 49.60	$10,190,011	0.00%	1.15% to 1.65%	11.91% to 12.13%
2020	223,568	22.64 to 44.24	$9,325,705	0.00%	1.15% to 1.65%	44.44% to 44.73%
2019	159,504	15.66 to 30.56	$4,536,402	0.00%	1.15% to 1.35%	34.05% to 34.32%
2018	143,958	11.67 to 22.75	$3,062,555	0.00%	1.15% to 1.35%	0.15% to 0.35%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Global Tactical Allocation Portfolio
2022	87,652	9.21 to 13.11	$1,120,198	1.93%	1.15% to 1.65%	-8.68% to -8.50%
2021	101,409	11.81 to 14.33	$1,431,242	0.74%	1.15% to 1.65%	1.21% to 1.41%
2020	102,241	11.66 to 14.13	$1,425,162	1.41%	1.15% to 1.65%	4.56% to 4.77%
2019	102,347	11.14 to 13.49	$1,362,722	2.64%	1.15% to 1.35%	12.77% to 12.99%
2018	86,446	9.87 to 11.94	$1,019,727	0.50%	1.15% to 1.35%	-6.09% to -5.90%

International Intrinsic Value Portfolio
2022	706,289	8.25 to 19.79	$12,895,443	0.43%	1.15% to 1.65%	-25.00% to -24.44%
2021	755,556	10.94 to 26.26	$18,677,437	0.13%	1.15% to 1.65%	8.58% to 9.02%
2020	727,659	12.25 to 24.09	$17,035,693	0.76%	1.15% to 1.65%	18.59% to 18.83%
2019	754,246	12.56 to 20.27	$14,878,599	1.49%	1.15% to 1.35%	23.97% to 24.22%
2018	711,952	10.12 to 16.32	$11,345,060	0.97%	1.15% to 1.35%	-10.94% to -10.76%

Utilities Series Portfolio
2022	789,296	11.00 to 21.36	$15,660,116	2.32%	1.15% to 1.65%	-1.16% to -0.42%
2021	567,882	11.07 to 21.50	$11,760,574	1.60%	1.15% to 1.65%	12.07% to 12.52%
2020	584,085	11.45 to 19.11	$10,974,016	2.18%	1.15% to 1.65%	4.20% to 4.41%
2019	611,789	13.03 to 18.30	$11,022,016	3.98%	1.15% to 1.35%	23.13% to 23.37%
2018	545,782	10.57 to 14.84	$8,005,693	0.84%	1.15% to 1.35%	-0.55% to -0.35%

Blended Research Core Equity Portfolio
2022	214,647	10.54 to 17.10	$3,459,958	0.93%	1.15% to 1.65%	-17.57% to -16.95%
2021	148,687	12.72 to 20.64	$2,979,636	0.91%	1.15% to 1.65%	27.07% to 27.71%
2020	111,347	12.16 to 16.16	$1,773,875	1.22%	1.15% to 1.65%	13.51% to 13.74%
2019	129,335	12.97 to 14.21	$1,822,295	1.51%	1.15% to 1.35%	27.15% to 27.40%
2018	188,802	10.18 to 11.15	$2,091,274	1.28%	1.15% to 1.35%	-9.23% to -9.05%

Global Real Estate Portfolio
2022	87,455	9.37 to 10.93	$873,404	1.57%	1.15% to 1.65%	-28.26% to -27.79%
2021	41,261	13.01 to 15.19	$570,615	1.29%	1.15% to 1.65%	27.87% to 28.39%
2020	20,453	10.90 to 11.88	$223,797	2.29%	1.15% to 1.65%	-0.21% to -0.01%
2019	30,844	10.93 to 10.94	$337,178	2.13%	1.15% to 1.35%	9.26% to 9.41%

Lord Abbett Series Fund, Inc.
Growth and Income Portfolio
2022	50,673	19.68 to 37.21	$1,588,535	1.18%	0.95% to 1.40%	-11.63% to -10.29%
2021	58,532	22.26 to 41.67	$2,048,656	1.12%	0.95% to 1.40%	25.90% to 27.80%
2020	57,719	21.11 to 32.75	$1,601,094	1.53%	0.95% to 1.40%	0.71% to 1.73%
2019	60,148	20.84 to 32.34	$1,652,412	1.69%	0.95% to 1.40%	20.13% to 21.33%
2018	62,205	17.24 to 26.77	$1,418,592	1.33%	0.95% to 1.40%	-9.93% to -9.02%

Mid-Cap Stock Portfolio
2022	41,705	19.50 to 46.92	$1,406,074	0.69%	0.95% to 1.40%	-13.45% to -12.05%
2021	54,108	21.13 to 53.59	$2,037,574	0.59%	0.95% to 1.40%	25.46% to 27.48%
2020	59,659	17.80 to 42.22	$1,760,151	0.90%	0.95% to 1.40%	-0.08% to 1.53%
2019	70,764	17.04 to 41.78	$2,067,659	0.90%	0.95% to 1.40%	19.55% to 21.48%
2018	84,952	14.06 to 34.54	$2,017,140	0.65%	0.95% to 1.40%	-17.19% to -15.85%

International Opportunities Portfolio
2019	—	-	$0	1.92%	0.95% to 1.40%	n/a
2018	250,017	12.82 to 26.60	$5,854,396	0.88%	0.95% to 1.40%	-25.86% to -24.39%

Bond-Debenture Portfolio

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	2,180,746	8.75 to 12.95	$26,358,622	4.23%	1.15% to 1.65%	-14.23% to -13.58%
2021	2,216,628	10.15 to 15.03	$31,636,001	3.44%	1.15% to 1.65%	1.59% to 2.10%
2020	1,665,760	11.23 to 14.72	$23,849,233	3.66%	1.15% to 1.65%	5.86% to 6.07%
2019	1,691,833	11.07 to 13.88	$23,012,603	4.29%	1.15% to 1.35%	11.83% to 12.06%
2018	1,462,361	9.89 to 12.38	$17,841,186	4.53%	1.15% to 1.35%	-5.31% to -5.12%

Fundamental Equity Portfolio
2022	125,716	10.62 to 20.87	$2,027,903	1.00%	1.15% to 1.65%	-13.25% to -12.77%
2021	130,704	12.19 to 23.98	$2,490,443	0.97%	1.15% to 1.65%	25.61% to 25.86%
2020	94,541	11.98 to 19.06	$1,711,130	1.12%	1.15% to 1.65%	0.40% to 0.61%
2019	95,557	11.92 to 18.94	$1,757,521	1.30%	1.15% to 1.35%	19.89% to 20.13%
2018	97,268	9.94 to 15.77	$1,512,416	1.65%	1.15% to 1.35%	-9.39% to -9.21%

Developing Growth Portfolio
2022	256,051	5.68 to 23.70	$3,934,395	0.00%	1.15% to 1.65%	-37.03% to -36.56%
2021	276,246	8.96 to 37.46	$7,369,944	0.00%	1.15% to 1.65%	-4.34% to -3.86%
2020	162,728	15.76 to 38.96	$6,096,951	0.00%	1.15% to 1.65%	70.28% to 70.62%
2019	132,524	15.77 to 22.83	$2,951,762	0.00%	1.15% to 1.35%	30.00% to 30.26%
2018	146,497	12.12 to 17.53	$2,539,423	0.00%	1.15% to 1.35%	3.47% to 3.68%

Short Duration Income Portfolio
2022	1,806,807	9.34 to 10.10	$17,956,408	2.58%	1.15% to 1.65%	-6.61% to -5.91%
2021	2,096,756	9.94 to 10.76	$22,270,009	2.39%	1.15% to 1.65%	-0.72% to -0.52%
2020	1,794,042	10.58 to 10.82	$19,215,169	2.70%	1.15% to 1.65%	1.74% to 1.95%
2019	1,853,386	10.39 to 10.61	$19,527,957	3.11%	1.15% to 1.35%	3.65% to 3.85%
2018	1,661,011	10.01 to 10.22	$16,864,578	3.99%	1.15% to 1.35%	-0.21% to -0.01%

Alger Fund
LargeCap Growth Portfolio
2022	126,522	20.27 to 37.11	$3,604,009	0.00%	0.95% to 1.40%	-40.26% to -39.23%
2021	136,898	33.51 to 61.68	$6,353,515	0.00%	0.95% to 1.40%	8.92% to 10.78%
2020	176,154	30.39 to 56.24	$7,542,435	0.16%	0.95% to 1.40%	62.67% to 65.45%
2019	215,054	18.45 to 34.33	$5,626,299	0.00%	0.95% to 1.40%	23.79% to 26.23%
2018	271,640	14.68 to 27.47	$5,649,133	0.00%	0.95% to 1.40%	-0.73% to 1.24%

MidCap Growth Portfolio
2022	122,869	21.16 to 34.38	$3,329,477	0.00%	0.95% to 1.40%	-37.74% to -36.68%
2021	127,914	33.91 to 54.84	$5,462,834	0.00%	0.95% to 1.40%	1.48% to 3.22%
2020	141,563	33.35 to 53.66	$5,958,203	0.00%	0.95% to 1.40%	60.33% to 63.07%
2019	168,048	18.08 to 33.24	$4,401,275	0.00%	0.95% to 1.40%	26.53% to 29.02%
2018	164,109	14.29 to 26.02	$3,315,112	0.00%	0.95% to 1.40%	-10.11% to -8.33%

Capital Appreciation Portfolio
2022	57,854	27.89 to 57.05	$2,095,083	0.00%	0.95% to 1.40%	-38.06% to -37.12%
2021	74,574	44.55 to 91.64	$4,377,840	0.00%	0.95% to 1.40%	16.24% to 18.00%
2020	87,877	37.93 to 78.45	$4,581,915	0.00%	0.95% to 1.40%	38.33% to 40.41%
2019	96,426	27.13 to 56.43	$3,519,221	0.00%	0.95% to 1.40%	30.47% to 32.44%
2018	112,131	20.58 to 43.03	$3,107,490	0.09%	0.95% to 1.40%	-2.62% to -1.14%

SmallCap Growth Portfolio

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	22,394	19.98 to 41.03	$530,498	0.00%	1.30% to 1.90%	-39.48% to -38.60%
2021	23,539	32.68 to 66.83	$906,085	0.00%	1.30% to 1.90%	-8.29% to -6.95%
2020	24,929	35.28 to 71.82	$1,036,808	0.98%	1.30% to 1.90%	63.19% to 65.57%
2019	28,717	21.40 to 43.38	$725,070	0.00%	1.30% to 1.90%	26.27% to 28.11%
2018	32,143	16.78 to 33.86	$640,494	0.00%	1.30% to 1.90%	-0.98% to 0.47%

Capital Appreciation Portfolio Class S
2022	1,309,054	7.43 to 27.49	$31,891,779	0.00%	1.15% to 1.65%	-37.72% to -37.25%
2021	1,324,281	11.86 to 43.92	$53,315,224	0.00%	1.15% to 1.65%	16.89% to 17.47%
2020	1,414,534	13.04 to 37.38	$50,279,382	0.00%	1.15% to 1.65%	39.50% to 39.78%
2019	1,652,500	14.64 to 26.74	$42,742,263	0.00%	1.15% to 1.35%	31.46% to 31.72%
2018	1,767,628	11.12 to 20.30	$35,116,472	0.00%	1.15% to 1.35%	-1.71% to -1.51%

Calvert Variable Series, Inc.
Mid Cap Growth Portfolio
2022	143,288	8.84 to 31.23	$2,501,167	0.00%	0.95% to 1.65%	-21.04% to -20.21%
2021	158,238	11.10 to 39.56	$3,630,609	0.22%	0.95% to 1.65%	12.81% to 13.94%
2020	169,492	14.52 to 35.07	$3,619,712	0.37%	0.95% to 1.65%	10.03% to 11.19%
2019	135,215	19.06 to 31.85	$2,765,780	0.45%	0.95% to 1.40%	28.50% to 30.12%
2018	122,026	14.71 to 24.73	$1,951,529	0.67%	0.95% to 1.40%	-6.52% to -5.34%

S&P 500 Index Portfolio
2022	41,398	10.22 to 41.57	$1,221,541	0.91%	0.95% to 1.65%	-19.99% to -19.11%
2021	78,224	20.25 to 51.39	$2,415,998	1.57%	0.95% to 1.65%	25.81% to 27.20%
2020	77,843	15.96 to 40.40	$1,945,124	1.37%	0.95% to 1.65%	15.71% to 16.98%
2019	57,822	13.69 to 34.53	$1,444,394	1.70%	0.95% to 1.40%	28.49% to 29.91%
2018	64,136	17.82 to 26.58	$1,335,229	2.03%	0.95% to 1.40%	-6.68% to -5.64%

SRI Balanced Portfolio
2022	447,839	9.49 to 12.82	$5,599,365	1.21%	0.95% to 1.65%	-16.68% to -16.22%
2021	397,554	11.35 to 15.34	$5,971,931	1.40%	0.95% to 1.65%	13.18% to 13.41%
2020	199,727	13.45 to 13.52	$2,690,929	1.72%	0.95% to 1.65%	13.22% to 13.44%
2019	81,473	11.88 to 11.92	$969,305	0.94%	0.95% to 1.40%	22.61% to 22.86%
2018	26,401	9.69 to 9.70	$256,115	3.16%	0.95% to 1.40%	-3.09% to -2.96%

Invesco Variable Insurance Funds
Technology Fund
2022	20,421	24.08 to 36.54	$590,218	0.00%	0.95% to 1.40%	-41.40% to -40.52%
2021	28,361	40.13 to 62.04	$1,368,074	0.00%	0.95% to 1.40%	11.64% to 13.33%
2020	42,169	36.52 to 55.29	$1,828,280	0.00%	0.95% to 1.40%	42.58% to 44.73%
2019	39,957	25.06 to 38.59	$1,198,233	0.00%	0.95% to 1.40%	32.59% to 34.59%
2018	39,479	18.84 to 28.96	$887,568	0.00%	0.95% to 1.40%	-2.88% to -1.40%

Managed Volatility Fund
2021	—	-	$0	4.22%	0.95% to 1.40%	n/a
2020	23,140	23.78 to 30.76	$648,472	1.75%	0.95% to 1.40%	-3.64% to -2.42%
2019	30,560	22.80 to 31.84	$886,021	1.35%	0.95% to 1.40%	15.37% to 17.46%
2018	34,530	18.43 to 27.38	$856,720	1.74%	0.95% to 1.40%	-13.43% to -11.85%

Diversified Dividend Fund

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	294,504	10.10 to 16.16	$3,273,278	2.50%	0.95% to 1.40%	-4.05% to -2.61%
2021	67,057	10.48 to 16.59	$998,265	2.36%	0.95% to 1.40%	4.80% to 17.77%
2020	57,070	11.42 to 14.09	$745,103	2.77%	0.95% to 1.40%	-2.04% to -0.81%
2019	61,141	10.28 to 14.20	$804,640	4.09%	0.95% to 1.40%	21.70% to 23.91%
2018	66,707	8.45 to 11.46	$716,583	2.86%	0.95% to 1.40%	-10.10% to -8.45%

Health Care Fund
2022	28,861	28.92 to 36.40	$999,125	0.00%	0.95% to 1.40%	-15.20% to -14.14%
2021	30,187	33.17 to 42.39	$1,219,513	0.18%	0.95% to 1.40%	9.58% to 11.24%
2020	42,262	30.27 to 38.11	$1,535,526	0.27%	0.95% to 1.40%	11.69% to 13.38%
2019	53,181	27.10 to 33.62	$1,694,997	0.04%	0.95% to 1.40%	29.30% to 31.25%
2018	60,632	20.96 to 25.80	$1,474,378	0.00%	0.95% to 1.40%	-1.55% to -0.05%

Global Real Estate Fund
2022	8,681	8.49 to 11.85	$84,692	2.31%	1.30% to 1.90%	-27.75% to -26.29%
2021	9,848	11.75 to 16.07	$132,519	2.59%	1.30% to 1.90%	21.07% to 23.52%
2020	10,620	9.70 to 13.01	$116,666	2.86%	1.30% to 1.90%	-15.62% to -13.91%
2019	21,492	11.50 to 15.12	$271,311	4.65%	1.30% to 1.90%	18.37% to 20.76%
2018	15,834	9.71 to 12.52	$168,990	3.32%	1.30% to 1.90%	-9.62% to -7.78%

International Equity Fund
2022	15,295	10.52 to 14.32	$179,775	1.13%	1.30% to 1.90%	-21.23% to -19.76%
2021	13,190	13.35 to 17.84	$197,995	0.90%	1.30% to 1.90%	2.08% to 3.98%
2020	18,888	13.08 to 17.16	$274,266	2.29%	1.30% to 1.90%	9.94% to 11.99%
2019	24,018	11.90 to 15.32	$313,835	1.24%	1.30% to 1.90%	23.95% to 26.27%
2018	13,975	9.60 to 12.13	$153,261	1.32%	1.30% to 1.90%	-18.06% to -16.52%

Main Street Mid Cap Fund
2022	11,906	15.07 to 19.67	$201,986	0.07%	1.30% to 1.90%	-17.27% to -15.94%
2021	12,566	18.50 to 23.77	$256,318	0.25%	1.30% to 1.90%	18.94% to 20.85%
2020	16,785	15.33 to 19.67	$291,398	0.43%	1.30% to 1.90%	5.35% to 7.16%
2019	18,120	14.55 to 18.48	$295,438	0.19%	1.30% to 1.90%	20.92% to 23.05%
2018	16,124	12.03 to 15.02	$220,938	0.12%	1.30% to 1.90%	-14.53% to -13.01%

Core Bond Fund
2022	—	-	$0	5.57%	1.15% to 1.65%	n/a
2021	378,191	9.77 to 11.73	$4,303,595	1.87%	1.15% to 1.65%	-3.16% to -2.97%
2020	329,083	11.56 to 12.08	$3,936,503	3.07%	1.15% to 1.65%	7.96% to 8.17%
2019	225,425	10.70 to 11.17	$2,497,124	2.74%	1.15% to 1.35%	7.79% to 8.00%
2018	134,424	9.92 to 10.34	$1,381,911	3.07%	1.15% to 1.35%	-2.64% to -2.45%

Discovery Mid Cap Growth Fund
2022	291,563	7.73 to 19.93	$4,962,407	0.00%	1.15% to 1.65%	-32.26% to -31.75%
2021	282,423	11.35 to 29.27	$7,275,896	0.00%	1.15% to 1.65%	16.85% to 17.43%
2020	167,268	13.48 to 24.92	$3,961,727	0.00%	1.15% to 1.65%	38.36% to 38.63%
2019	144,894	14.57 to 17.98	$2,537,512	0.00%	1.15% to 1.35%	37.15% to 37.42%
2018	93,983	10.61 to 13.08	$1,200,322	0.00%	1.15% to 1.35%	-7.57% to -7.38%

Global Multi-Alternatives Fund
2019	—	-	$0	1.96%	1.15% to 1.35%	n/a
2018	9,705	8.91 to 8.99	$87,065	0.68%	1.15% to 1.35%	-4.61% to -4.42%

Global Fund

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	427,058	7.76 to 14.33	$5,761,990	0.00%	1.15% to 1.65%	-33.05% to -32.55%
2021	350,596	11.53 to 21.30	$7,192,700	0.00%	1.15% to 1.65%	13.40% to 13.85%
2020	317,456	13.41 to 18.71	$5,816,026	0.40%	1.15% to 1.65%	25.63% to 25.88%
2019	344,196	13.00 to 14.86	$5,016,048	0.66%	1.15% to 1.35%	29.69% to 29.95%
2018	331,573	10.01 to 11.44	$3,736,216	0.82%	1.15% to 1.35%	-14.56% to -14.39%

Main Street Fund
2022	559,502	9.81 to 17.58	$8,517,650	1.06%	1.15% to 1.65%	-21.61% to -21.02%
2021	565,628	12.44 to 22.31	$10,955,312	0.51%	1.15% to 1.65%	25.15% to 25.78%
2020	599,106	12.16 to 17.74	$9,305,031	1.03%	1.15% to 1.65%	12.16% to 12.39%
2019	678,260	11.64 to 15.78	$9,695,219	0.75%	1.15% to 1.35%	29.97% to 30.23%
2018	441,279	8.94 to 12.12	$5,103,092	0.94%	1.15% to 1.35%	-9.34% to -9.15%

Main Street Small Cap Fund
2022	452,613	9.34 to 17.35	$7,063,355	0.26%	1.15% to 1.65%	-17.41% to -16.79%
2021	420,960	11.25 to 20.91	$7,917,219	0.20%	1.15% to 1.65%	20.38% to 20.62%
2020	317,905	13.69 to 17.30	$5,299,345	0.31%	1.15% to 1.65%	18.03% to 18.26%
2019	351,560	11.68 to 14.63	$4,988,917	0.00%	1.15% to 1.35%	24.44% to 24.69%
2018	311,009	9.38 to 11.73	$3,567,016	0.07%	1.15% to 1.35%	-11.75% to -11.57%

Balanced-Risk Allocation Fund
2022	49,166	8.76 to 8.82	$431,417	9.54%	1.15% to 1.65%	-15.66% to -15.28%
2021	22,025	10.38 to 10.41	$229,058	4.74%	1.15% to 1.65%	3.84% to 3.84%

Core Plus Bond Fund
2022	516,522	8.36 to 8.45	$4,339,505	1.07%	1.15% to 1.65%	-15.82% to -15.61%
2021	32,938	9.97 to 9.99	$328,678	2.07%	1.15% to 1.65%	-0.31% to -0.18%

Equity and Income Fund
2022	552,753	9.50 to 9.68	$5,273,689	1.46%	1.15% to 1.65%	-9.74% to -8.38%
2021	346,426	10.45 to 10.57	$3,629,645	2.31%	1.15% to 1.65%	4.48% to 4.69%

Small Cap Equity Fund
2022	279,448	7.87 to 7.97	$2,212,976	0.00%	1.15% to 1.65%	-22.03% to -21.44%
2021	146,706	10.09 to 10.14	$1,484,271	0.00%	1.15% to 1.65%	0.94% to 1.28%

Equally Weighted S&P 500 Fund
2022	419,079	9.31 to 9.40	$3,924,433	1.13%	1.15% to 1.65%	-13.32% to -12.93%
2021	138,866	10.77 to 10.80	$1,497,330	1.34%	1.15% to 1.65%	7.73% to 7.89%

Growth and Income Portfolio
2022	23,359	17.47 to 22.82	$454,958	1.18%	1.30% to 1.90%	-9.09% to -7.63%
2021	26,174	19.52 to 25.09	$561,551	1.26%	1.30% to 1.90%	24.09% to 26.09%
2020	29,340	15.50 to 19.90	$505,212	1.60%	1.30% to 1.90%	-1.51% to 0.18%
2019	33,877	15.74 to 20.55	$591,115	1.26%	1.30% to 1.90%	20.74% to 23.11%
2018	32,582	13.04 to 16.69	$485,152	1.79%	1.30% to 1.90%	-16.46% to -14.80%

Value Opportunities Fund
2021	—	11.62 to 14.28	$0	0.25%	1.30% to 1.90%	2.17% to 3.61%
2020	2,107	11.62 to 14.28	$25,825	0.07%	1.30% to 1.90%	2.17% to 3.61%
2019	2,171	11.38 to 13.78	$25,814	0.00%	1.30% to 1.90%	26.21% to 27.99%
2018	4,958	9.02 to 10.77	$48,247	0.00%	1.30% to 1.90%	-21.79% to -20.68%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
American Value Fund
2022	5,283	17.60 to 24.17	$112,569	0.46%	1.30% to 1.90%	-6.25% to -4.45%
2021	5,313	18.78 to 25.29	$118,886	0.22%	1.30% to 1.90%	23.18% to 25.54%
2020	6,841	15.24 to 20.15	$120,249	0.49%	1.30% to 1.90%	-2.66% to -0.79%
2019	8,788	15.66 to 20.31	$157,644	0.43%	1.30% to 1.90%	20.36% to 22.67%
2018	9,272	13.01 to 16.56	$136,422	0.17%	1.30% to 1.90%	-15.92% to -14.30%

J.P. Morgan Series Trust II
Core Bond Portfolio
2022	121,579	9.05 to 12.47	$1,367,281	2.00%	0.95% to 1.40%	-14.56% to -13.40%
2021	136,273	10.58 to 14.40	$1,784,669	1.90%	0.95% to 1.40%	-3.60% to -2.29%
2020	138,043	10.95 to 14.73	$1,863,705	2.04%	0.95% to 1.40%	5.39% to 6.83%
2019	163,089	9.12 to 13.79	$2,079,002	2.55%	0.95% to 1.40%	5.08% to 7.15%
2018	271,366	8.67 to 12.87	$3,189,953	2.23%	0.95% to 1.40%	-2.83% to -0.90%

Small Cap Core Portfolio
2022	58,778	22.55 to 39.38	$1,946,867	0.41%	0.95% to 1.40%	-21.46% to -20.11%
2021	70,089	28.65 to 49.79	$2,934,365	0.58%	0.95% to 1.40%	18.21% to 20.24%
2020	69,708	24.19 to 41.83	$2,429,425	0.83%	0.95% to 1.40%	10.71% to 12.61%
2019	70,901	19.61 to 37.52	$2,187,263	0.39%	0.95% to 1.40%	21.02% to 23.40%
2018	71,677	16.21 to 30.71	$1,781,995	0.41%	0.95% to 1.40%	-14.46% to -12.77%

Rydex Variable Trust
Nova Fund
2022	14,727	30.95 to 47.84	$560,713	0.32%	0.95% to 1.40%	-31.95% to -30.92%
2021	22,938	45.48 to 69.95	$1,293,247	0.29%	0.95% to 1.40%	38.75% to 40.84%
2020	13,914	32.78 to 50.16	$559,898	0.65%	0.95% to 1.40%	17.13% to 18.90%
2019	24,632	27.98 to 42.62	$847,228	1.18%	0.95% to 1.40%	41.53% to 43.67%
2018	29,327	19.77 to 29.96	$701,253	0.17%	0.95% to 1.40%	-12.51% to -11.17%

NASDAQ-100 Fund
2022	14,267	39.74 to 62.17	$758,701	0.00%	0.95% to 1.40%	-35.73% to -34.76%
2021	26,843	61.84 to 96.25	$2,230,090	0.00%	0.95% to 1.40%	22.51% to 24.36%
2020	33,377	50.48 to 78.18	$2,274,528	0.25%	0.95% to 1.40%	41.46% to 43.59%
2019	28,224	35.68 to 54.99	$1,340,877	0.12%	0.95% to 1.40%	33.55% to 35.57%
2018	29,953	26.72 to 40.97	$1,057,358	0.00%	0.95% to 1.40%	-4.20% to -2.74%

U.S. Government Money Market Fund
2022	30,052	6.97 to 9.41	$255,615	0.93%	0.95% to 1.45%	-1.65% to -0.22%
2021	14,356	7.09 to 9.52	$127,182	0.00%	0.95% to 1.45%	-2.75% to -0.88%
2020	9,554	7.26 to 9.52	$86,303	0.07%	0.95% to 1.45%	-2.75% to -0.88%
2019	13,622	7.43 to 9.60	$124,031	1.11%	0.95% to 1.45%	-1.53% to -0.09%
2018	47,621	7.55 to 9.61	$445,354	0.38%	0.95% to 1.45%	-1.81% to -0.37%

Inverse S&P 500 Strategy Fund
2022	130,753	0.64 to 0.89	$96,789	0.00%	0.95% to 1.40%	13.78% to 15.49%
2021	1,394,673	0.56 to 0.77	$825,814	0.00%	0.95% to 1.40%	-26.16% to -25.16%
2020	50,856	0.75 to 1.03	$45,664	1.08%	0.95% to 1.40%	-26.62% to -25.73%
2019	32,926	1.02 to 1.63	$41,658	0.81%	0.95% to 1.40%	-24.55% to -23.64%
2018	34,070	1.35 to 2.14	$57,051	0.00%	0.95% to 1.40%	1.74% to 2.98%

Inverse NASDAQ-100 Strategy Fund

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	156,898	0.26 to 0.42	$44,147	0.00%	0.95% to 1.40%	31.59% to 33.56%
2021	81,069	0.19 to 0.26	$18,377	0.00%	0.95% to 1.40%	-26.90% to -26.16%
2020	55,051	0.26 to 0.35	$17,010	0.58%	0.95% to 1.40%	-39.20% to -38.59%
2019	71,858	0.43 to 0.57	$35,787	0.53%	0.95% to 1.40%	-29.90% to -29.20%
2018	69,153	0.62 to 0.80	$49,606	0.00%	0.95% to 1.40%	-3.98% to -3.01%

Inverse Government Long Bond Strategy Fund
2022	5,049	2.31 to 2.78	$12,170	0.00%	0.95% to 1.40%	43.40% to 44.83%
2021	2,956	1.61 to 1.92	$5,186	0.00%	0.95% to 1.40%	-0.98% to 0.01%
2020	5,576	1.62 to 1.92	$9,580	0.24%	0.95% to 1.40%	-22.61% to -21.84%
2019	4,985	2.10 to 2.46	$11,198	0.00%	0.95% to 1.40%	-15.04% to -14.18%
2018	14,239	2.47 to 2.97	$36,479	0.00%	0.95% to 1.40%	1.86% to 2.89%

Government Long Bond 1.2x Strategy
2022	7,121	10.80 to 12.93	$89,929	1.44%	0.95% to 1.40%	-41.97% to -41.39%
2021	7,103	17.09 to 22.06	$154,236	0.26%	0.95% to 1.40%	-9.73% to -8.37%
2020	13,410	18.94 to 24.07	$310,786	0.25%	0.95% to 1.40%	19.01% to 20.81%
2019	6,457	15.91 to 19.93	$124,669	2.48%	0.95% to 1.40%	13.99% to 15.71%
2018	9,266	13.96 to 17.22	$155,464	1.46%	0.95% to 1.40%	-7.65% to -6.25%

Rydex Variable Insurance Funds
Biotechnology Fund
2022	143,921	12.53 to 23.57	$3,230,976	0.00%	1.15% to 1.65%	-14.47% to -14.30%
2021	181,554	14.63 to 27.51	$4,793,871	0.00%	1.15% to 1.65%	0.06% to 0.26%
2020	259,748	14.61 to 27.44	$6,893,292	0.00%	1.15% to 1.65%	19.68% to 19.92%
2019	274,821	12.19 to 22.88	$6,058,557	0.00%	1.15% to 1.35%	23.00% to 23.24%
2018	299,204	9.90 to 18.56	$5,377,373	0.00%	1.15% to 1.35%	-10.67% to -10.49%

S&P 500 Pure Growth Fund
2022	275,030	8.81 to 25.70	$5,147,948	0.00%	1.15% to 1.65%	-29.52% to -28.99%
2021	154,384	12.43 to 36.28	$5,017,447	0.00%	1.15% to 1.65%	25.75% to 26.13%
2020	149,921	12.85 to 28.76	$4,004,339	0.00%	1.15% to 1.65%	25.61% to 25.87%
2019	196,550	13.13 to 22.85	$4,290,516	0.00%	1.15% to 1.35%	24.90% to 25.15%
2018	197,441	10.50 to 18.26	$3,449,466	0.00%	1.15% to 1.35%	-6.91% to -6.72%

S&P MidCap 400 Pure Growth Fund
2022	76,744	11.46 to 16.30	$1,217,030	0.00%	1.15% to 1.65%	-23.66% to -23.51%
2021	80,654	14.99 to 21.30	$1,675,612	0.00%	1.15% to 1.65%	10.71% to 10.93%
2020	90,505	13.53 to 19.20	$1,698,938	0.00%	1.15% to 1.65%	28.71% to 28.97%
2019	108,641	10.50 to 14.89	$1,585,408	0.00%	1.15% to 1.35%	13.86% to 14.09%
2018	109,541	9.21 to 13.05	$1,402,480	0.00%	1.15% to 1.35%	-15.98% to -15.81%

Guggenheim Variable Insurance Funds
Long Short Equity Fund
2022	54,064	10.18 to 17.57	$704,791	0.41%	0.95% to 1.65%	-15.91% to -15.20%
2021	63,710	14.66 to 20.71	$981,206	0.62%	0.95% to 1.65%	21.59% to 22.63%
2020	81,310	12.01 to 16.89	$1,020,715	0.78%	0.95% to 1.65%	3.06% to 3.94%
2019	67,719	11.60 to 16.25	$825,276	0.52%	0.95% to 1.40%	4.12% to 5.02%
2018	51,940	11.14 to 15.48	$617,103	0.00%	0.95% to 1.40%	-14.89% to -13.94%

Multi-Hedge Strategies Fund

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	127,565	10.11 to 11.11	$1,394,523	1.24%	1.15% to 1.65%	-4.69% to -4.26%
2021	136,098	10.61 to 11.63	$1,560,693	0.00%	1.15% to 1.65%	6.65% to 6.87%
2020	178,747	10.53 to 10.88	$1,928,879	1.27%	1.15% to 1.65%	5.94% to 6.16%
2019	197,122	9.93 to 10.25	$2,005,173	2.27%	1.15% to 1.35%	3.60% to 3.81%
2018	230,108	9.57 to 9.88	$2,257,538	0.00%	1.15% to 1.35%	-6.35% to -6.17%

Global Managed Futures Strategy Fund
2022	133,622	9.45 to 11.18	$1,302,644	2.69%	1.15% to 1.65%	9.80% to 10.29%
2021	31,103	8.60 to 10.17	$276,221	0.00%	1.15% to 1.65%	-0.41% to -0.21%
2020	34,118	8.64 to 10.20	$296,674	3.56%	1.15% to 1.65%	1.22% to 1.42%
2019	42,558	8.53 to 10.06	$367,226	0.87%	1.15% to 1.35%	6.69% to 6.91%
2018	48,572	8.00 to 9.42	$392,483	0.00%	1.15% to 1.35%	-10.25% to -10.07%

Small Cap Value Fund
2022	289,179	11.09 to 19.34	$4,979,366	0.64%	1.15% to 1.65%	-5.31% to -4.60%
2021	254,718	11.65 to 20.33	$4,701,156	0.86%	1.15% to 1.65%	24.37% to 24.74%
2020	188,894	10.46 to 16.30	$2,995,915	0.87%	1.15% to 1.65%	-2.30% to -2.11%
2019	167,909	10.69 to 16.65	$2,747,725	0.82%	1.15% to 1.35%	20.93% to 21.18%
2018	173,902	8.83 to 13.74	$2,355,101	0.39%	1.15% to 1.35%	-13.84% to -13.67%

ProFunds VP
Profund Access VP High Yield Fund
2022	2,170	11.93 to 14.70	$30,492	3.02%	1.30% to 1.90%	-13.98% to -12.90%
2021	2,315	13.87 to 17.97	$36,416	2.44%	1.30% to 1.90%	-3.08% to -1.47%
2020	2,600	14.31 to 18.23	$41,796	8.74%	1.30% to 1.90%	-3.41% to -1.80%
2019	8,288	14.42 to 19.48	$145,287	4.11%	1.30% to 1.90%	8.46% to 10.87%
2018	17,028	13.29 to 17.57	$258,731	3.85%	1.30% to 1.90%	-4.15% to -2.00%

Asia 30
2022	5,524	8.53 to 11.32	$53,404	0.46%	1.30% to 1.90%	-26.84% to -25.59%
2021	6,208	11.66 to 15.22	$81,968	0.00%	1.30% to 1.90%	-21.13% to -19.78%
2020	4,762	15.91 to 18.97	$80,009	0.95%	1.30% to 1.90%	31.87% to 33.46%
2019	5,456	12.06 to 14.21	$69,847	0.26%	1.30% to 1.90%	22.88% to 24.36%
2018	5,843	9.21 to 11.43	$60,652	0.40%	1.30% to 1.90%	-21.22% to -19.86%

Banks
2022	4,155	5.05 to 6.54	$24,342	0.58%	1.30% to 1.90%	-22.71% to -21.51%
2021	10,082	6.53 to 8.53	$73,496	1.31%	1.30% to 1.90%	29.35% to 31.57%
2020	4,657	5.43 to 6.48	$27,578	1.38%	1.30% to 1.90%	-17.80% to -16.81%
2019	7,279	6.52 to 7.79	$52,386	1.04%	1.30% to 1.90%	32.13% to 33.86%
2018	8,064	4.69 to 5.82	$43,616	0.25%	1.30% to 1.90%	-20.82% to -19.45%

Basic Materials
2022	2,307	13.80 to 18.79	$36,813	0.17%	1.30% to 1.90%	-12.04% to -10.40%
2021	2,514	15.69 to 20.97	$45,430	0.75%	1.30% to 1.90%	21.61% to 23.88%
2020	1,696	13.89 to 16.93	$25,467	0.58%	1.30% to 1.90%	13.32% to 14.87%
2019	1,892	11.68 to 14.74	$24,969	0.29%	1.30% to 1.90%	14.12% to 16.08%
2018	3,831	10.23 to 12.86	$42,888	0.26%	1.30% to 1.90%	-20.19% to -18.73%

Bear

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	8,693	0.79 to 0.99	$7,558	0.00%	1.30% to 1.90%	13.38% to 14.92%
2021	8,335	0.70 to 0.86	$6,363	0.00%	1.30% to 1.90%	-27.04% to -26.05%
2020	28,541	0.96 to 1.17	$29,685	0.47%	1.30% to 1.90%	-28.00% to -27.02%
2019	38,315	1.33 to 1.60	$54,539	0.09%	1.30% to 1.90%	-25.41% to -24.40%
2018	45,604	1.78 to 2.11	$87,088	0.00%	1.30% to 1.90%	0.71% to 2.09%

Biotechnology
2022	6,534	29.18 to 40.39	$225,765	0.00%	1.30% to 1.90%	-10.97% to -9.22%
2021	7,320	33.03 to 44.49	$286,221	0.00%	1.30% to 1.90%	11.70% to 13.84%
2020	7,641	29.36 to 39.09	$264,358	0.02%	1.30% to 1.90%	11.30% to 13.49%
2019	10,548	26.38 to 34.44	$319,069	0.00%	1.30% to 1.90%	12.34% to 14.55%
2018	11,943	23.63 to 30.07	$321,578	0.00%	1.30% to 1.90%	-10.02% to -8.28%

Bull
2022	17,473	16.78 to 24.21	$375,561	0.00%	1.30% to 1.90%	-22.49% to -20.77%
2021	26,864	21.65 to 30.09	$681,633	0.00%	1.30% to 1.90%	21.99% to 24.58%
2020	16,086	17.74 to 24.51	$334,702	0.02%	1.30% to 1.90%	12.04% to 14.53%
2019	69,015	15.84 to 21.40	$1,324,552	0.35%	1.30% to 1.90%	24.45% to 27.22%
2018	46,205	12.73 to 16.82	$687,801	0.00%	1.30% to 1.90%	-9.39% to -7.37%

Consumer Goods
2022	5,979	18.15 to 24.71	$128,880	0.05%	1.30% to 1.90%	-27.36% to -26.00%
2021	6,254	24.98 to 33.39	$183,489	0.44%	1.30% to 1.90%	15.42% to 17.57%
2020	9,395	21.65 to 28.40	$237,187	0.59%	1.30% to 1.90%	26.42% to 28.78%
2019	7,327	17.60 to 22.05	$144,514	2.14%	1.30% to 1.90%	22.33% to 24.37%
2018	4,698	14.39 to 18.77	$76,661	1.13%	1.30% to 1.90%	-17.67% to -15.91%

Consumer Services
2022	3,107	19.19 to 26.35	$73,842	0.00%	1.30% to 1.90%	-33.92% to -32.65%
2021	4,137	28.82 to 39.12	$143,440	0.00%	1.30% to 1.90%	6.33% to 8.43%
2020	5,633	27.10 to 36.08	$176,939	0.00%	1.30% to 1.90%	23.81% to 26.25%
2019	4,397	22.04 to 28.58	$115,044	0.00%	1.30% to 1.90%	20.29% to 22.60%
2018	5,810	18.21 to 23.31	$123,818	0.00%	1.30% to 1.90%	-2.96% to -1.04%

Dow 30
2022	6,866	17.23 to 22.50	$140,786	0.00%	1.30% to 1.90%	-11.45% to -10.03%
2021	3,874	19.46 to 25.01	$84,542	0.00%	1.30% to 1.90%	14.15% to 15.99%
2020	11,740	17.05 to 21.56	$229,519	0.55%	1.30% to 1.90%	4.34% to 6.02%
2019	7,812	16.34 to 20.34	$140,000	0.09%	1.30% to 1.90%	18.69% to 20.60%
2018	9,844	13.77 to 16.86	$151,386	0.00%	1.30% to 1.90%	-8.73% to -7.25%

Emerging Markets
2022	5,982	4.59 to 6.30	$31,482	0.66%	1.30% to 1.90%	-19.07% to -17.36%
2021	6,663	5.67 to 7.62	$43,271	0.00%	1.30% to 1.90%	-20.84% to -19.15%
2020	7,214	7.16 to 9.43	$58,742	0.50%	1.30% to 1.90%	22.36% to 24.96%
2019	9,211	5.85 to 7.55	$60,942	0.48%	1.30% to 1.90%	19.96% to 22.51%
2018	13,062	4.88 to 6.23	$71,589	0.23%	1.30% to 1.90%	-18.20% to -16.37%

Europe 30

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	3,741	7.89 to 10.39	$34,588	1.37%	1.30% to 1.90%	-10.53% to -9.04%
2021	3,991	8.82 to 11.42	$41,130	0.94%	1.30% to 1.90%	20.79% to 22.80%
2020	4,253	7.30 to 9.30	$35,878	1.79%	1.30% to 1.90%	-11.96% to -10.50%
2019	6,919	8.29 to 10.39	$65,288	2.63%	1.30% to 1.90%	14.25% to 16.15%
2018	8,552	7.26 to 9.06	$70,156	2.59%	1.30% to 1.90%	-16.72% to -15.24%

Falling U.S. Dollar
2022	5,239	4.04 to 4.20	$21,315	0.00%	1.30% to 1.90%	-10.92% to -10.70%
2021	5,210	4.60 to 4.70	$24,053	0.00%	1.30% to 1.90%	-10.12% to -9.99%
2020	5,210	5.05 to 5.22	$26,756	0.39%	1.30% to 1.90%	2.32% to 2.58%
2019	5,767	4.94 to 5.15	$28,678	0.04%	1.30% to 1.90%	-4.66% to -4.32%
2018	6,270	5.18 to 5.56	$32,846	0.00%	1.30% to 1.90%	-8.54% to -7.94%

Financials
2022	1,773	8.54 to 11.73	$18,271	0.10%	1.30% to 1.90%	-18.10% to -16.53%
2021	2,600	10.43 to 14.05	$32,504	1.32%	1.30% to 1.90%	25.57% to 27.97%
2020	2,449	8.25 to 10.98	$24,880	0.32%	1.30% to 1.90%	-5.24% to -3.38%
2019	7,523	8.70 to 11.36	$73,035	0.22%	1.30% to 1.90%	25.67% to 28.14%
2018	5,940	6.97 to 8.87	$49,249	0.32%	1.30% to 1.90%	-13.57% to -11.90%

Health Care
2022	9,780	26.16 to 36.21	$294,366	0.00%	1.30% to 1.90%	-9.34% to -7.56%
2021	5,378	29.31 to 39.17	$186,097	0.04%	1.30% to 1.90%	17.36% to 19.55%
2020	9,867	24.61 to 32.77	$285,948	0.00%	1.30% to 1.90%	10.39% to 12.56%
2019	12,063	22.29 to 29.11	$310,528	0.00%	1.30% to 1.90%	15.15% to 17.42%
2018	22,223	19.61 to 25.92	$490,365	0.00%	1.30% to 1.90%	0.82% to 3.08%

Industrials
2022	3,159	17.55 to 23.90	$66,410	0.00%	1.30% to 1.90%	-18.46% to -16.94%
2021	4,182	21.03 to 28.77	$107,192	0.00%	1.30% to 1.90%	12.29% to 14.55%
2020	7,403	18.73 to 24.93	$163,542	0.11%	1.30% to 1.90%	12.63% to 14.85%
2019	9,692	16.97 to 21.71	$187,693	0.00%	1.30% to 1.90%	26.07% to 28.36%
2018	7,119	13.21 to 16.91	$110,012	0.10%	1.30% to 1.90%	-15.87% to -14.20%

International
2022	4,962	5.32 to 6.52	$31,847	0.00%	1.30% to 1.90%	-19.24% to -18.14%
2021	5,571	6.58 to 7.96	$43,566	0.00%	1.30% to 1.90%	5.18% to 6.61%
2020	5,799	6.26 to 7.47	$42,580	0.45%	1.30% to 1.90%	1.39% to 2.77%
2019	6,345	6.17 to 7.27	$45,390	0.26%	1.30% to 1.90%	15.28% to 16.85%
2018	7,334	5.35 to 6.76	$44,929	0.00%	1.30% to 1.90%	-18.59% to -16.85%

Internet
2022	6,452	25.98 to 35.07	$189,769	0.00%	1.30% to 1.90%	-47.96% to -47.01%
2021	6,570	49.91 to 66.19	$371,127	0.00%	1.30% to 1.90%	1.73% to 3.58%
2020	6,641	49.06 to 63.90	$363,590	0.00%	1.30% to 1.90%	45.71% to 48.36%
2019	7,211	33.44 to 43.07	$268,072	0.00%	1.30% to 1.90%	13.97% to 16.10%
2018	11,806	29.34 to 37.10	$385,249	0.00%	1.30% to 1.90%	1.30% to 3.21%

Japan

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	4,107	7.41 to 9.67	$37,037	0.00%	1.30% to 1.90%	-12.80% to -11.40%
2021	4,510	8.49 to 10.91	$46,278	0.00%	1.30% to 1.90%	0.57% to 2.19%
2020	4,516	8.44 to 10.68	$45,332	0.29%	1.30% to 1.90%	12.23% to 14.04%
2019	4,421	7.52 to 9.49	$38,851	0.14%	1.30% to 1.90%	16.16% to 18.15%
2018	6,367	6.48 to 8.04	$47,826	0.00%	1.30% to 1.90%	-14.48% to -13.00%

Large-Cap Growth
2022	24,517	20.87 to 30.63	$621,851	0.00%	1.30% to 1.90%	-33.09% to -31.53%
2021	36,016	31.20 to 44.74	$1,399,490	0.00%	1.30% to 1.90%	25.27% to 28.19%
2020	35,785	24.90 to 34.90	$1,091,999	0.00%	1.30% to 1.90%	26.30% to 29.24%
2019	37,397	19.99 to 27.01	$868,675	0.00%	1.30% to 1.90%	24.46% to 27.22%
2018	39,419	16.06 to 21.23	$740,051	0.00%	1.30% to 1.90%	-5.16% to -3.13%

Large-Cap Value
2022	33,730	13.17 to 17.92	$531,311	0.56%	1.30% to 1.90%	-10.11% to -8.44%
2021	23,850	14.88 to 19.58	$432,135	0.96%	1.30% to 1.90%	18.70% to 20.79%
2020	25,061	12.53 to 16.21	$377,859	0.86%	1.30% to 1.90%	-3.50% to -1.79%
2019	37,191	12.99 to 16.50	$570,190	1.00%	1.30% to 1.90%	25.31% to 27.52%
2018	36,522	10.36 to 12.94	$439,372	0.75%	1.30% to 1.90%	-13.72% to -12.19%

Mid-Cap
2022	6,216	14.83 to 18.89	$103,630	0.00%	1.30% to 1.90%	-17.84% to -16.52%
2021	6,573	18.06 to 22.62	$132,550	0.00%	1.30% to 1.90%	18.01% to 19.91%
2020	7,822	15.10 to 20.41	$133,330	0.07%	1.30% to 1.90%	6.84% to 9.33%
2019	192,854	14.13 to 18.67	$2,977,627	0.01%	1.30% to 1.90%	19.16% to 21.93%
2018	206,531	11.86 to 15.31	$2,630,056	0.00%	1.30% to 1.90%	-15.96% to -13.99%

Mid-Cap Growth
2022	13,541	16.70 to 22.18	$269,330	0.00%	1.30% to 1.90%	-23.16% to -21.84%
2021	13,402	21.73 to 29.05	$347,684	0.00%	1.30% to 1.90%	12.83% to 14.94%
2020	15,758	19.26 to 25.27	$354,260	0.00%	1.30% to 1.90%	16.62% to 18.80%
2019	15,430	16.98 to 21.72	$297,810	0.00%	1.30% to 1.90%	20.09% to 22.27%
2018	16,703	14.14 to 17.87	$276,021	0.00%	1.30% to 1.90%	-14.94% to -13.34%

Mid-Cap Value
2022	5,947	15.09 to 19.87	$106,204	0.13%	1.30% to 1.90%	-11.68% to -10.22%
2021	5,410	17.91 to 22.83	$110,789	0.30%	1.30% to 1.90%	24.36% to 26.30%
2020	5,201	14.19 to 18.08	$86,232	0.33%	1.30% to 1.90%	-1.12% to 0.52%
2019	6,031	14.16 to 17.62	$99,634	0.18%	1.30% to 1.90%	19.81% to 21.75%
2018	8,452	11.81 to 14.75	$114,532	0.07%	1.30% to 1.90%	-16.29% to -14.80%

Government Money Market
2022	424,560	6.04 to 8.86	$3,107,312	1.28%	1.30% to 1.90%	-2.52% to -0.26%
2021	307,029	6.19 to 8.88	$2,299,091	0.01%	1.30% to 1.90%	-3.52% to -1.28%
2020	532,131	6.42 to 9.00	$4,022,896	0.04%	1.30% to 1.90%	-3.49% to -1.25%
2019	370,018	6.65 to 9.11	$2,912,327	0.74%	1.30% to 1.90%	-2.79% to -0.53%
2018	676,635	6.84 to 9.16	$5,522,693	0.35%	1.30% to 1.90%	-3.15% to -0.89%

Oil & Gas

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	21,201	9.60 to 14.10	$229,703	0.92%	1.30% to 1.90%	53.81% to 57.38%
2021	33,894	6.24 to 8.96	$246,480	2.20%	1.30% to 1.90%	46.57% to 49.97%
2020	28,010	4.32 to 5.76	$134,545	1.81%	1.30% to 1.90%	-36.72% to -35.47%
2019	38,028	6.83 to 8.92	$283,197	1.36%	1.30% to 1.90%	4.78% to 6.85%
2018	58,634	6.52 to 8.35	$410,449	1.79%	1.30% to 1.90%	-22.98% to -21.46%

NASDAQ-100
2022	6,173	30.86 to 40.30	$217,490	0.00%	1.30% to 1.90%	-36.18% to -35.15%
2021	9,989	48.36 to 68.28	$565,844	0.00%	1.30% to 1.90%	20.51% to 23.19%
2020	12,973	40.13 to 55.42	$615,178	0.00%	1.30% to 1.90%	40.57% to 43.69%
2019	20,368	28.55 to 38.57	$685,380	0.00%	1.30% to 1.90%	32.00% to 34.94%
2018	27,531	21.63 to 28.23	$685,118	0.00%	1.30% to 1.90%	-5.26% to -3.24%

Pharmaceuticals
2022	2,639	17.24 to 23.09	$55,552	0.07%	1.30% to 1.90%	-9.26% to -7.66%
2021	2,982	19.00 to 25.00	$68,568	0.27%	1.30% to 1.90%	7.48% to 9.38%
2020	3,036	17.68 to 22.86	$63,933	0.09%	1.30% to 1.90%	8.75% to 10.67%
2019	4,425	16.26 to 20.66	$83,608	0.96%	1.30% to 1.90%	10.23% to 12.17%
2018	6,910	14.75 to 18.41	$112,035	1.24%	1.30% to 1.90%	-9.35% to -7.74%

Precious Metals
2022	75,585	3.43 to 4.90	$280,844	0.00%	1.30% to 1.90%	-14.04% to -12.17%
2021	85,144	3.99 to 5.58	$370,892	0.00%	1.30% to 1.90%	-12.02% to -10.11%
2020	91,374	4.43 to 5.99	$446,026	0.24%	1.30% to 1.90%	19.72% to 22.20%
2019	172,978	3.70 to 4.90	$725,931	0.04%	1.30% to 1.90%	40.82% to 43.74%
2018	197,469	2.66 to 3.41	$580,199	0.00%	1.30% to 1.90%	-16.46% to -14.81%

Real Estate
2022	5,077	9.92 to 13.73	$57,791	0.48%	1.30% to 1.90%	-29.31% to -27.76%
2021	10,101	14.00 to 19.01	$161,457	0.03%	1.30% to 1.90%	32.23% to 34.83%
2020	7,521	10.67 to 14.10	$91,882	0.74%	1.30% to 1.90%	-9.56% to -7.83%
2019	18,671	11.80 to 15.51	$250,321	1.95%	1.30% to 1.90%	22.34% to 24.81%
2018	21,408	9.64 to 12.43	$233,780	1.59%	1.30% to 1.90%	-9.01% to -7.16%

Rising Rates Opportunity
2022	10,468	1.47 to 1.68	$17,427	0.00%	1.30% to 1.90%	54.04% to 55.27%
2021	11,657	0.95 to 1.14	$12,488	0.00%	1.30% to 1.90%	-2.93% to -1.81%
2020	17,474	0.98 to 1.16	$19,158	0.54%	1.30% to 1.90%	-28.80% to -27.97%
2019	23,811	1.27 to 1.61	$36,098	0.10%	1.30% to 1.90%	-20.26% to -18.85%
2018	57,355	1.59 to 1.98	$106,509	0.00%	1.30% to 1.90%	0.56% to 2.34%

Semiconductor
2022	3,986	25.71 to 33.30	$108,566	0.00%	1.30% to 1.90%	-39.62% to -38.68%
2021	4,292	42.58 to 54.30	$195,084	0.00%	1.30% to 1.90%	43.46% to 45.70%
2020	4,641	29.68 to 37.27	$144,703	0.26%	1.30% to 1.90%	39.94% to 42.13%
2019	5,108	21.21 to 26.22	$112,770	0.32%	1.30% to 1.90%	44.70% to 46.96%
2018	2,207	14.66 to 17.84	$33,289	0.00%	1.30% to 1.90%	-13.29% to -11.93%

Short Dow 30

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	2,251	0.60 to 0.75	$1,638	0.00%	1.30% to 1.90%	2.09% to 3.42%
2021	2,219	0.59 to 0.74	$1,587	0.00%	1.30% to 1.90%	-22.57% to -21.44%
2020	10,264	0.77 to 0.95	$9,644	0.42%	1.30% to 1.90%	-23.69% to -22.58%
2019	2,420	1.07 to 1.18	$2,821	0.04%	1.30% to 1.90%	-21.71% to -21.16%
2018	2,480	1.37 to 1.50	$3,664	0.00%	1.30% to 1.90%	-0.78% to -0.08%

Short Emerging Markets
2022	—	-	$0	0.00%	1.30% to 1.90%	n/a
2021	—	-	$0	0.00%	1.30% to 1.90%	n/a
2020	—	-	$0	0.00%	1.30% to 1.90%	n/a
2019	—	-	$0	0.00%	1.30% to 1.90%	n/a
2018	—	-	$0	0.00%	1.30% to 1.90%	n/a

Short International
2022	2,662	2.06 to 2.17	$5,620	0.00%	1.30% to 1.90%	9.52% to 9.90%
2021	2,654	1.88 to 1.98	$5,154	0.00%	1.30% to 1.90%	-15.67% to -15.37%
2020	2,670	2.23 to 2.34	$6,133	0.63%	1.30% to 1.90%	-19.12% to -18.83%
2019	2,707	2.76 to 2.84	$7,613	0.32%	1.30% to 1.90%	-19.58% to -19.38%
2018	5,641	3.43 to 3.53	$19,689	0.00%	1.30% to 1.90%	12.44% to 12.72%

Short Mid-Cap
2022	2,099	0.71 to 0.72	$1,494	0.00%	1.30% to 1.90%	6.78% to 6.89%
2021	2,066	0.68 to 0.68	$1,398	0.00%	1.30% to 1.90%	-25.80% to -25.80%
2020	2,066	0.81 to 0.91	$1,884	1.18%	1.30% to 1.90%	-28.89% to -28.32%
2019	2,425	1.14 to 1.26	$3,007	0.27%	1.30% to 1.90%	-23.57% to -23.04%
2018	2,479	1.49 to 1.63	$3,990	0.00%	1.30% to 1.90%	7.57% to 8.33%

Short NASDAQ-100
2022	—	-	$0	0.00%	1.30% to 1.90%	n/a
2021	—	0.32 to 0.32	$0	0.00%	1.30% to 1.90%	-26.73% to -26.73%
2020	7,909	0.37 to 0.43	$3,405	0.41%	1.30% to 1.90%	-44.53% to -43.99%
2019	360	0.67 to 0.67	$243	0.14%	1.30% to 1.90%	-30.25% to -30.25%
2018	418	0.97 to 0.97	$405	0.00%	1.30% to 1.90%	-5.87% to -5.87%

Short Small-Cap
2022	3,063	0.59 to 0.69	$2,105	0.00%	1.30% to 1.90%	13.66% to 14.74%
2021	3,113	0.52 to 0.60	$1,865	0.00%	1.30% to 1.90%	-21.92% to -21.17%
2020	4,666	0.66 to 0.76	$3,518	0.57%	1.30% to 1.90%	-34.38% to -33.75%
2019	5,024	1.08 to 1.18	$5,715	0.06%	1.30% to 1.90%	-23.20% to -22.74%
2018	13,785	1.41 to 1.52	$20,735	0.00%	1.30% to 1.90%	7.01% to 7.65%

Small-Cap
2022	9,834	12.06 to 15.75	$141,401	0.00%	1.30% to 1.90%	-24.53% to -23.32%
2021	10,538	15.98 to 20.54	$198,511	0.00%	1.30% to 1.90%	9.00% to 10.76%
2020	10,953	14.66 to 20.25	$188,232	0.04%	1.30% to 1.90%	13.03% to 15.54%
2019	18,222	12.97 to 17.53	$284,232	0.00%	1.30% to 1.90%	19.35% to 22.01%
2018	16,916	10.87 to 14.37	$209,307	0.00%	1.30% to 1.90%	-15.91% to -14.03%

Small-Cap Growth

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	7,088	17.76 to 23.98	$135,053	0.00%	1.30% to 1.90%	-24.78% to -23.41%
2021	8,041	23.07 to 31.32	$206,794	0.00%	1.30% to 1.90%	16.78% to 19.08%
2020	11,095	19.75 to 24.08	$237,390	0.00%	1.30% to 1.90%	13.64% to 15.18%
2019	11,696	16.80 to 22.70	$221,210	0.00%	1.30% to 1.90%	15.02% to 17.58%
2018	14,904	14.60 to 19.30	$257,385	0.00%	1.30% to 1.90%	-9.01% to -6.97%

Small-Cap Value
2022	5,451	14.29 to 18.98	$87,148	0.00%	1.30% to 1.90%	-15.21% to -13.76%
2021	6,047	16.86 to 22.01	$113,262	0.10%	1.30% to 1.90%	24.45% to 26.58%
2020	13,191	13.85 to 17.39	$205,866	0.01%	1.30% to 1.90%	-2.02% to -0.49%
2019	6,378	14.13 to 17.47	$97,219	0.00%	1.30% to 1.90%	18.82% to 20.68%
2018	6,805	11.52 to 14.94	$86,612	0.00%	1.30% to 1.90%	-17.06% to -15.33%

Technology
2022	6,227	29.18 to 40.73	$218,789	0.00%	1.30% to 1.90%	-38.00% to -36.74%
2021	7,669	47.07 to 64.39	$426,262	0.00%	1.30% to 1.90%	30.19% to 32.82%
2020	11,888	36.15 to 48.13	$504,019	0.00%	1.30% to 1.90%	39.69% to 42.44%
2019	10,678	25.88 to 33.79	$321,408	0.00%	1.30% to 1.90%	40.05% to 42.81%
2018	7,166	18.48 to 23.66	$152,767	0.00%	1.30% to 1.90%	-5.77% to -3.90%

Telecommunications
2022	224	10.30 to 12.17	$2,455	1.74%	1.30% to 1.90%	-23.27% to -22.50%
2021	288	13.43 to 15.71	$4,192	1.40%	1.30% to 1.90%	15.32% to 16.48%
2020	474	11.65 to 13.49	$5,900	0.89%	1.30% to 1.90%	0.45% to 1.46%
2019	402	11.59 to 13.29	$5,006	1.88%	1.30% to 1.90%	11.77% to 12.89%
2018	1,242	10.37 to 11.78	$13,550	4.17%	1.30% to 1.90%	-17.34% to -16.50%

U.S. Government Plus
2022	5,241	8.96 to 13.14	$61,920	0.00%	1.30% to 1.90%	-43.76% to -42.45%
2021	17,247	15.93 to 22.84	$344,411	0.00%	1.30% to 1.90%	-10.37% to -8.29%
2020	18,153	17.77 to 24.90	$396,418	0.02%	1.30% to 1.90%	16.42% to 19.13%
2019	8,237	15.26 to 20.90	$147,073	0.74%	1.30% to 1.90%	14.04% to 16.69%
2018	16,856	13.38 to 17.91	$257,704	0.87%	1.30% to 1.90%	-8.79% to -6.65%

UltraBull
2022	20,026	23.09 to 33.05	$592,893	0.00%	1.30% to 1.90%	-41.33% to -40.06%
2021	26,903	39.35 to 57.34	$1,300,929	0.00%	1.30% to 1.90%	52.40% to 56.10%
2020	31,328	25.82 to 36.73	$988,666	0.82%	1.30% to 1.90%	15.47% to 18.28%
2019	21,806	22.36 to 30.63	$593,749	0.32%	1.30% to 1.90%	54.35% to 57.94%
2018	26,981	14.49 to 19.64	$466,571	0.00%	1.30% to 1.90%	-18.60% to -16.60%

UltraMid-Cap
2022	14,551	18.49 to 25.61	$304,760	0.00%	1.30% to 1.90%	-34.57% to -33.28%
2021	23,807	28.26 to 38.38	$753,391	0.00%	1.30% to 1.90%	41.49% to 44.27%
2020	29,383	19.98 to 26.60	$648,391	0.20%	1.30% to 1.90%	1.49% to 3.50%
2019	18,611	20.09 to 25.70	$412,736	0.00%	1.30% to 1.90%	42.78% to 45.37%
2018	40,750	14.07 to 18.48	$610,133	0.00%	1.30% to 1.90%	-29.27% to -27.72%

UltraNASDAQ-100

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	3,781	70.19 to 103.01	$301,598	0.00%	1.30% to 1.90%	-62.31% to -61.44%
2021	6,602	186.26 to 267.12	$1,423,356	0.00%	1.30% to 1.90%	47.12% to 50.54%
2020	6,221	126.6 to 174.85	$882,258	0.00%	1.30% to 1.90%	79.72% to 83.71%
2019	5,812	71.90 to 95.18	$466,110	0.00%	1.30% to 1.90%	73.58% to 77.17%
2018	7,541	41.42 to 54.41	$346,340	0.00%	1.30% to 1.90%	-12.72% to -10.81%

UltraShort Dow30
2022	5,177	0.07 to 0.07	$346	0.00%	1.30% to 1.90%	4.29% to 4.29%
2021	8,059	0.06 to 0.06	$517	0.00%	1.30% to 1.90%	-37.28% to -37.28%
2020	9,203	0.10 to 0.10	$941	7.11%	1.30% to 1.90%	-46.98% to -46.98%
2019	9,803	0.19 to 0.19	$1,890	3.03%	1.30% to 1.90%	-38.64% to -38.64%
2018	10,185	0.30 to 0.32	$3,200	0.00%	1.30% to 1.90%	-2.44% to -1.85%

UltraShort NASDAQ-100
2022	20,805	0.01 to 0.01	$306	0.00%	1.30% to 1.90%	51.02% to 51.63%
2021	48,783	0.01 to 0.01	$475	0.00%	1.30% to 1.90%	-44.71% to -44.36%
2020	33,769	0.02 to 0.02	$590	0.65%	1.30% to 1.90%	-72.44% to -72.27%
2019	35,116	0.06 to 0.06	$2,212	0.74%	1.30% to 1.90%	-52.20% to -51.90%
2018	35,891	0.12 to 0.13	$4,703	0.00%	1.30% to 1.90%	-14.65% to -14.09%

UltraSmall-Cap
2022	8,134	9.09 to 12.07	$86,384	0.00%	1.30% to 1.90%	-45.73% to -44.80%
2021	20,387	16.75 to 21.87	$384,718	0.00%	1.30% to 1.90%	18.83% to 20.86%
2020	26,004	14.10 to 18.10	$409,774	0.15%	1.30% to 1.90%	12.16% to 14.08%
2019	10,006	12.57 to 15.86	$139,999	0.00%	1.30% to 1.90%	41.98% to 44.41%
2018	14,154	8.85 to 10.98	$137,118	0.00%	1.30% to 1.90%	-29.63% to -28.41%

Utilities
2022	10,050	17.53 to 24.26	$197,910	1.50%	1.30% to 1.90%	-3.77% to -1.88%
2021	3,688	18.50 to 24.73	$85,218	1.31%	1.30% to 1.90%	11.44% to 13.52%
2020	5,864	16.60 to 21.78	$115,289	1.51%	1.30% to 1.90%	-5.76% to -4.00%
2019	4,186	18.23 to 22.69	$87,157	3.33%	1.30% to 1.90%	18.95% to 20.86%
2018	4,562	15.33 to 18.77	$78,896	1.58%	1.30% to 1.90%	-0.42% to 1.19%

VanEck Worldwide Insurance Trust
Global Resources Fund
2022	522,495	7.63 to 37.70	$7,704,996	1.76%	0.95% to 1.90%	4.41% to 7.37%
2021	383,113	7.31 to 35.11	$5,998,442	0.43%	0.95% to 1.90%	14.60% to 17.8%
2020	479,886	6.38 to 29.80	$6,663,338	0.72%	0.95% to 1.90%	14.74% to 17.99%
2019	455,682	5.56 to 25.26	$5,651,543	0.00%	0.95% to 1.90%	7.71% to 10.81%
2018	466,099	5.16 to 22.80	$5,266,523	0.00%	0.95% to 1.90%	-30.90% to -28.96%

Emerging Markets Fund
2022	24,336	21.78 to 35.61	$807,421	0.24%	0.95% to 1.40%	-26.09% to -25.09%
2021	28,931	24.19 to 47.68	$1,276,537	0.97%	0.95% to 1.40%	-14.00% to -12.70%
2020	29,835	28.12 to 55.17	$1,536,938	1.76%	0.95% to 1.40%	14.07% to 16.14%
2019	36,385	29.02 to 47.98	$1,622,587	0.53%	0.95% to 1.40%	27.05% to 29.36%
2018	42,600	18.01 to 37.46	$1,457,114	0.29%	0.95% to 1.40%	-25.58% to -24.21%

Emerging Markets Bond Fund

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	22,713	11.84 to 16.83	$341,850	4.10%	0.95% to 1.40%	-8.72% to -7.81%
2021	24,429	12.90 to 18.26	$400,505	4.90%	0.95% to 1.40%	-6.00% to -4.96%
2020	32,467	13.62 to 19.21	$554,814	12.28%	0.95% to 1.40%	6.71% to 7.89%
2019	28,850	11.55 to 17.81	$461,861	0.63%	0.95% to 1.40%	10.39% to 11.55%
2018	33,821	10.46 to 15.96	$492,835	9.63%	0.95% to 1.40%	-8.05% to -7.03%

Janus Henderson Series
Global Technology and Innovation Portfolio
2022	347,344	7.29 to 37.72	$8,773,284	0.00%	1.15% to 1.65%	-38.15% to -37.69%
2021	343,520	11.72 to 60.68	$14,336,384	0.11%	1.15% to 1.65%	16.05% to 16.40%
2020	227,665	13.89 to 52.13	$11,077,250	0.00%	1.15% to 1.65%	48.70% to 49.00%
2019	171,194	17.10 to 34.99	$5,605,246	0.00%	1.15% to 1.35%	42.88% to 43.16%
2018	147,288	11.96 to 24.44	$3,437,928	0.00%	1.15% to 1.35%	-0.45% to -0.25%

Overseas Portfolio
2022	91,422	9.74 to 13.72	$1,087,968	1.66%	1.15% to 1.65%	-10.15% to -9.65%
2021	93,357	10.81 to 15.24	$1,196,911	1.19%	1.15% to 1.65%	11.77% to 11.99%
2020	55,050	11.34 to 13.62	$656,299	0.97%	1.15% to 1.65%	14.46% to 14.69%
2019	48,682	9.91 to 11.89	$488,302	1.74%	1.15% to 1.35%	25.01% to 25.26%
2018	49,258	7.93 to 9.50	$395,000	1.75%	1.15% to 1.35%	-16.28% to -16.11%

Research Portfolio
2022	5,728	26.02 to 26.46	$149,236	0.00%	1.15% to 1.65%	-31.00% to -30.86%
2021	7,489	37.71 to 38.27	$283,269	0.02%	1.15% to 1.65%	18.44% to 18.68%
2020	17,589	31.84 to 32.25	$561,464	0.19%	1.15% to 1.65%	30.79% to 31.06%
2019	21,961	24.34 to 24.61	$536,101	0.29%	1.15% to 1.35%	33.41% to 33.68%
2018	25,399	18.25 to 18.41	$464,875	0.37%	1.15% to 1.35%	-4.15% to -3.96%

Enterprise Services Portfolio
2022	1,413,539	9.42 to 25.46	$31,661,580	0.08%	1.15% to 1.65%	-17.52% to -16.90%
2021	1,389,255	11.36 to 30.71	$39,241,724	0.24%	1.15% to 1.65%	14.63% to 15.21%
2020	1,214,723	12.77 to 26.66	$30,922,087	0.00%	1.15% to 1.65%	17.58% to 17.82%
2019	1,142,759	15.07 to 22.63	$24,865,839	0.06%	1.15% to 1.35%	33.34% to 33.61%
2018	995,432	11.29 to 16.93	$16,238,499	0.12%	1.15% to 1.35%	-2.00% to -1.81%

Global Research Portfolio
2022	86,643	9.18 to 21.52	$1,469,892	0.83%	1.15% to 1.65%	-20.85% to -20.33%
2021	66,993	11.55 to 27.07	$1,659,012	0.38%	1.15% to 1.65%	16.22% to 16.45%
2020	48,040	15.58 to 23.25	$1,089,276	0.49%	1.15% to 1.65%	18.15% to 18.39%
2019	50,454	13.17 to 19.64	$969,267	0.93%	1.15% to 1.35%	26.99% to 27.24%
2018	44,852	10.36 to 15.43	$683,618	1.07%	1.15% to 1.35%	-8.34% to -8.15%

Mid Cap Value Portfolio
2022	243,368	10.67 to 19.64	$4,266,745	1.12%	1.15% to 1.65%	-7.31% to -6.62%
2021	222,532	11.45 to 21.08	$4,304,237	0.31%	1.15% to 1.65%	17.82% to 18.06%
2020	208,421	11.63 to 17.86	$3,568,721	1.02%	1.15% to 1.65%	-2.54% to -2.34%
2019	197,118	11.92 to 18.29	$3,477,494	1.07%	1.15% to 1.35%	28.30% to 28.56%
2018	186,003	9.28 to 14.22	$2,579,014	0.98%	1.15% to 1.35%	-14.98% to -14.81%

Balanced Portfolio

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	4,239,139	9.61 to 20.17	$76,782,262	0.96%	1.15% to 1.65%	-17.98% to -17.36%
2021	4,024,852	11.65 to 24.47	$89,831,295	0.70%	1.15% to 1.65%	15.00% to 15.57%
2020	2,669,628	11.61 to 21.17	$55,162,863	1.43%	1.15% to 1.65%	12.50% to 12.72%
2019	2,251,196	13.21 to 18.78	$41,323,181	1.72%	1.15% to 1.35%	20.63% to 20.88%
2018	1,603,935	10.94 to 15.54	$24,628,415	1.86%	1.15% to 1.35%	-0.92% to -0.72%

Flexible Bond Portfolio
2022	736,846	8.39 to 10.34	$7,446,718	1.77%	1.15% to 1.65%	-15.31% to -14.67%
2021	930,912	9.86 to 12.15	$11,002,406	1.68%	1.15% to 1.65%	-2.44% to -2.24%
2020	788,942	11.56 to 12.43	$9,649,511	2.53%	1.15% to 1.65%	8.77% to 8.99%
2019	621,443	10.61 to 11.40	$6,994,524	2.64%	1.15% to 1.35%	7.81% to 8.03%
2018	506,125	9.84 to 10.56	$5,303,727	2.42%	1.15% to 1.35%	-2.62% to -2.42%

GI Unconstrained Bond Portfolio
2019	—	-	$0	1.29%	1.15% to 1.35%	n/a
2018	98,954	9.51 to 9.58	$942,017	2.55%	1.15% to 1.35%	-5.06% to -4.87%

PIMCO Variable Insurance Trust
Total Return Portfolio
2022	2,850,276	8.32 to 16.50	$30,907,266	2.45%	0.95% to 1.90%	-17.41% to -15.11%
2021	3,417,926	9.82 to 19.44	$43,643,688	1.74%	0.95% to 1.90%	-4.81% to -2.20%
2020	3,527,603	10.27 to 19.87	$46,554,357	2.03%	0.95% to 1.90%	4.76% to 7.62%
2019	4,050,360	10.68 to 18.47	$50,056,375	3.04%	0.95% to 1.90%	4.48% to 7.34%
2018	4,035,547	9.99 to 17.20	$47,287,227	2.56%	0.95% to 1.90%	-4.12% to -1.49%

Low Duration Portfolio
2022	3,206,727	8.29 to 12.70	$30,036,870	1.50%	0.95% to 1.90%	-8.93% to -6.63%
2021	3,694,238	9.10 to 13.61	$37,157,037	0.43%	0.95% to 1.90%	-4.29% to -1.86%
2020	2,779,815	9.51 to 13.86	$28,712,551	1.14%	0.95% to 1.90%	-0.50% to 2.02%
2019	2,486,507	9.37 to 13.59	$25,289,738	2.68%	0.95% to 1.90%	0.36% to 3.05%
2018	2,488,388	9.33 to 13.19	$24,682,261	1.84%	0.95% to 1.90%	-3.23% to -0.62%

High Yield Portfolio
2022	620,312	9.08 to 24.04	$8,632,214	5.11%	0.95% to 1.90%	-13.63% to -11.13%
2021	631,502	10.24 to 27.05	$10,193,934	4.50%	0.95% to 1.90%	-0.23% to 2.65%
2020	633,058	11.59 to 26.35	$10,181,904	4.17%	0.95% to 1.90%	1.80% to 4.75%
2019	766,902	11.11 to 25.16	$11,878,657	4.84%	0.95% to 1.90%	10.46% to 13.66%
2018	502,674	9.82 to 22.14	$7,294,631	5.04%	0.95% to 1.90%	-6.32% to -3.59%

Real Return Portfolio
2022	2,340,818	9.11 to 17.18	$23,530,989	7.20%	0.95% to 1.90%	-15.01% to -12.74%
2021	2,419,180	10.46 to 19.68	$28,158,458	4.78%	0.95% to 1.90%	1.85% to 4.59%
2020	2,135,710	10.60 to 18.82	$24,012,468	1.30%	0.95% to 1.90%	7.76% to 10.66%
2019	2,122,136	9.97 to 17.01	$21,521,058	1.56%	0.95% to 1.90%	4.61% to 7.42%
2018	2,133,195	9.33 to 15.83	$20,301,950	2.42%	0.95% to 1.90%	-5.69% to -3.14%

All Asset Portfolio
2022	244,412	9.74 to 16.86	$2,965,503	7.48%	0.95% to 1.90%	-14.90% to -12.66%
2021	261,589	11.17 to 19.43	$3,850,527	10.69%	0.95% to 1.90%	12.05% to 14.71%
2020	304,908	12.76 to 17.00	$3,938,978	4.41%	0.95% to 1.90%	4.20% to 6.67%
2019	358,019	11.99 to 16.34	$4,350,224	2.78%	0.95% to 1.90%	7.90% to 10.47%
2018	414,975	9.97 to 14.82	$4,586,867	3.10%	0.95% to 1.90%	-8.72% to -6.53%

Global Managed Asset Allocation Portfolio

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	75,818	8.94 to 12.06	$890,660	1.77%	1.15% to 1.65%	-19.73% to -19.13%
2021	82,827	11.08 to 14.95	$1,209,638	2.13%	1.15% to 1.65%	11.09% to 11.32%
2020	67,354	13.26 to 13.43	$893,068	8.44%	1.15% to 1.65%	15.14% to 15.38%
2019	49,475	11.51 to 11.64	$569,726	2.22%	1.15% to 1.35%	15.39% to 15.62%
2018	44,146	9.98 to 10.07	$440,541	1.60%	1.15% to 1.35%	-6.88% to -6.70%

Short-Term Portfolio
2022	5,692,483	9.73 to 10.11	$56,661,671	1.66%	1.15% to 1.65%	-1.88% to -1.14%
2021	4,383,191	9.86 to 10.25	$44,386,005	0.93%	1.15% to 1.65%	-1.79% to -1.30%
2020	5,617,645	10.09 to 10.39	$57,770,230	1.27%	1.15% to 1.65%	0.77% to 0.97%
2019	4,389,651	10.18 to 10.29	$44,795,827	2.25%	1.15% to 1.35%	1.32% to 1.52%
2018	4,694,571	10.05 to 10.13	$47,247,593	2.03%	1.15% to 1.35%	0.06% to 0.26%

Emerging Markets Bond Portfolio
2022	161,261	8.16 to 10.75	$1,655,280	4.53%	1.15% to 1.65%	-17.18% to -16.55%
2021	164,879	9.80 to 12.91	$2,058,796	4.54%	1.15% to 1.65%	-3.96% to -3.77%
2020	168,484	11.53 to 13.42	$2,203,410	4.38%	1.15% to 1.65%	5.16% to 5.38%
2019	160,286	10.95 to 12.73	$1,987,562	4.33%	1.15% to 1.35%	13.12% to 13.34%
2018	141,815	9.67 to 11.23	$1,578,041	4.10%	1.15% to 1.35%	-6.11% to -5.92%

Global Bond Opportunities Portfolio
2022	12,052	8.79 to 8.94	$106,448	1.26%	1.15% to 1.65%	-12.28% to -12.11%
2021	10,464	10.02 to 10.17	$104,951	3.71%	1.15% to 1.65%	-5.54% to -5.35%
2020	17,483	10.61 to 10.75	$185,660	2.05%	1.15% to 1.65%	8.53% to 8.75%
2019	35,825	9.77 to 9.88	$351,738	2.34%	1.15% to 1.35%	4.60% to 4.81%
2018	36,457	9.34 to 9.43	$341,868	6.30%	1.15% to 1.35%	-5.58% to -5.39%

Commodity Real Return Strategy Portfolio
2022	1,024,597	7.07 to 18.31	$7,817,404	26.22%	1.15% to 1.65%	6.89% to 7.69%
2021	969,729	6.59 to 17.09	$6,614,547	4.38%	1.15% to 1.65%	31.33% to 31.59%
2020	976,246	5.02 to 9.73	$4,932,228	5.48%	1.15% to 1.65%	-0.13% to 0.07%
2019	1,039,033	5.03 to 9.73	$5,244,209	4.40%	1.15% to 1.35%	9.86% to 10.08%
2018	1,120,120	4.58 to 8.85	$5,142,150	2.05%	1.15% to 1.35%	-15.36% to -15.19%

International Bond (USD-Hedged) Portfolio
2022	252,393	8.60 to 10.16	$2,505,641	1.37%	1.15% to 1.65%	-11.53% to -11.05%
2021	248,916	9.69 to 11.45	$2,801,341	1.44%	1.15% to 1.65%	-3.37% to -3.17%
2020	201,369	11.19 to 11.83	$2,355,459	5.88%	1.15% to 1.65%	4.03% to 4.24%
2019	179,479	10.74 to 11.35	$2,017,025	1.70%	1.15% to 1.35%	5.47% to 5.68%
2018	144,408	10.18 to 10.74	$1,539,607	1.36%	1.15% to 1.35%	0.64% to 0.85%

Dynamic Bond Adv Portfolio
2022	206,616	9.22 to 10.30	$2,094,573	2.52%	1.15% to 1.65%	-7.70% to -7.47%
2021	234,562	9.97 to 11.14	$2,577,240	1.94%	1.15% to 1.65%	-0.17% to 0.03%
2020	211,426	10.84 to 11.13	$2,333,712	2.50%	1.15% to 1.65%	3.30% to 3.50%
2019	241,095	10.49 to 10.76	$2,574,903	4.13%	1.15% to 1.35%	3.42% to 3.63%
2018	208,485	10.13 to 10.38	$2,152,016	2.73%	1.15% to 1.35%	-0.43% to -0.23%

Income Advisor Portfolio

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	3,039,762	9.19 to 10.39	$31,220,196	3.51%	1.15% to 1.65%	-9.38% to -8.69%
2021	3,164,894	10.09 to 11.41	$35,772,908	2.80%	1.15% to 1.65%	0.23% to 0.73%
2020	2,554,048	10.78 to 11.33	$28,750,387	3.74%	1.15% to 1.65%	4.97% to 5.19%
2019	3,177,130	10.72 to 10.77	$34,058,314	3.40%	1.15% to 1.35%	7.00% to 7.22%
2018	2,421,596	10.01 to 10.04	$24,253,965	3.50%	1.15% to 1.35%	-1.07% to -0.87%

Goldman Sachs Variable Insurance Trust
Small Cap Equity Insights Fund
2022	58,779	15.57 to 25.60	$1,269,059	0.23%	0.95% to 1.90%	-22.15% to -20.14%
2021	69,465	20.00 to 32.05	$1,906,749	0.53%	0.95% to 1.90%	19.53% to 22.62%
2020	58,336	16.73 to 26.14	$1,341,725	0.17%	0.95% to 1.90%	4.85% to 7.56%
2019	73,892	15.96 to 24.30	$1,622,180	0.47%	0.95% to 1.90%	20.55% to 23.66%
2018	89,966	12.19 to 19.65	$1,611,852	0.53%	0.95% to 1.90%	-11.78% to -9.49%

Large Cap Value Fund
2022	24,660	19.68 to 25.79	$554,027	1.26%	0.95% to 1.40%	-8.63% to -7.25%
2021	26,536	21.54 to 27.80	$648,703	1.62%	0.95% to 1.40%	21.13% to 22.96%
2020	11,220	19.27 to 22.61	$239,412	1.30%	0.95% to 1.40%	1.97% to 3.00%
2019	11,823	18.61 to 21.95	$245,289	0.82%	0.95% to 1.40%	23.37% to 24.74%
2018	35,668	14.87 to 17.60	$601,559	2.12%	0.95% to 1.40%	-10.32% to -9.33%

Mid Cap Value Fund
2022	95,787	25.73 to 34.94	$3,110,709	0.63%	0.95% to 1.40%	-12.34% to -10.84%
2021	112,318	29.35 to 39.19	$4,110,887	0.47%	0.95% to 1.40%	27.53% to 29.71%
2020	125,109	23.01 to 30.21	$3,558,519	0.59%	0.95% to 1.40%	5.57% to 7.38%
2019	123,128	19.28 to 28.13	$3,256,746	0.81%	0.95% to 1.40%	27.77% to 30.28%
2018	133,703	15.09 to 21.59	$2,714,840	1.26%	0.95% to 1.40%	-13.03% to -11.31%

Mid-Cap Growth Portfolio
2022	15,153	30.34 to 37.65	$536,207	0.00%	0.95% to 1.40%	-30.34% to -29.50%
2021	21,621	43.18 to 53.40	$1,067,354	0.00%	0.95% to 1.40%	10.27% to 11.66%
2020	22,317	39.16 to 47.83	$991,422	0.00%	0.95% to 1.40%	36.67% to 38.39%
2019	30,996	27.60 to 34.56	$991,797	0.00%	0.95% to 1.40%	29.28% to 31.23%
2018	24,771	21.35 to 26.34	$608,374	0.00%	0.95% to 1.40%	-8.83% to -7.45%

AMT Mid Cap Intrinsic Value Portfolio
2022	13,144	20.28 to 26.57	$305,694	0.44%	0.95% to 1.40%	-11.93% to -10.61%
2021	20,256	22.86 to 29.73	$526,999	0.76%	0.95% to 1.40%	29.59% to 31.54%
2020	5,816	17.45 to 22.60	$122,415	0.53%	0.95% to 1.40%	-4.98% to -3.54%
2019	16,417	18.18 to 23.43	$347,181	0.85%	0.95% to 1.40%	13.92% to 15.64%
2018	11,106	15.79 to 20.26	$208,610	1.01%	0.95% to 1.40%	-17.34% to -16.08%

BNY Mellon Variable Investment Fund
Appreciation Portfolio
2022	11,834	21.52 to 29.79	$307,878	0.28%	1.30% to 1.90%	-21.22% to -19.67%
2021	19,465	27.32 to 37.08	$619,698	0.16%	1.30% to 1.90%	22.17% to 24.57%
2020	12,486	22.36 to 29.77	$332,922	0.56%	1.30% to 1.90%	18.90% to 21.24%
2019	16,172	18.81 to 25.06	$357,379	0.96%	1.30% to 1.90%	30.85% to 33.63%
2018	16,514	14.37 to 18.76	$278,795	0.91%	1.30% to 1.90%	-10.50% to -8.59%

International Value Portfolio

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2020	—	-	$0	4.78%	1.30% to 1.90%	n/a
2019	1,471	7.52 to 9.55	$12,552	2.06%	1.30% to 1.90%	17.91% to 19.99%
2018	4,363	6.38 to 7.96	$33,455	1.86%	1.30% to 1.90%	-19.74% to -18.31%

Sustainable U.S. Equity Portfolio
2022	534	24.24 to 27.47	$14,050	0.28%	1.30% to 1.90%	-24.96% to -24.40%
2021	520	29.64 to 36.33	$18,105	0.41%	1.30% to 1.90%	22.88% to 24.48%
2020	1,111	24.12 to 29.19	$28,762	1.01%	1.30% to 1.90%	20.14% to 21.71%
2019	2,531	20.08 to 23.98	$55,040	1.02%	1.30% to 1.90%	29.99% to 31.69%
2018	1,747	15.44 to 18.21	$29,142	1.60%	1.30% to 1.90%	-7.52% to -6.30%

Morgan Stanley Variable Institutional Funds
Emerging Markets Debt Portfolio
2022	1,894	9.80 to 14.03	$21,233	8.06%	1.30% to 1.90%	-21.64% to -19.94%
2021	2,236	12.51 to 17.52	$32,468	5.06%	1.30% to 1.90%	-5.39% to -3.33%
2020	2,311	13.22 to 18.13	$35,101	4.09%	1.30% to 1.90%	1.85% to 4.07%
2019	4,274	12.98 to 17.42	$63,483	6.40%	1.30% to 1.90%	10.19% to 12.58%
2018	7,856	11.78 to 15.67	$104,046	3.87%	1.30% to 1.90%	-10.31% to -8.25%

Emerging Markets Equity Portfolio
2022	11,909	7.94 to 10.99	$115,114	0.32%	1.30% to 1.90%	-27.70% to -26.28%
2021	13,483	10.98 to 14.91	$177,988	0.82%	1.30% to 1.90%	-0.59% to 1.37%
2020	17,155	11.05 to 14.71	$223,909	1.03%	1.30% to 1.90%	10.43% to 12.60%
2019	17,839	10.00 to 13.06	$209,484	1.12%	1.30% to 1.90%	15.40% to 17.68%
2018	31,845	8.67 to 11.10	$318,320	0.37%	1.30% to 1.90%	-20.37% to -18.79%

Discovery Portfolio
2022	1,856	18.00 to 19.56	$36,101	0.00%	1.30% to 1.90%	-64.03% to -63.85%
2021	1,872	50.03 to 54.11	$101,040	0.00%	1.30% to 1.90%	-13.74% to -13.30%
2020	3,151	58.00 to 62.41	$192,113	0.00%	1.30% to 1.90%	144.86% to 146.08%
2019	3,352	23.05 to 26.43	$82,756	0.00%	1.30% to 1.90%	35.69% to 37.06%
2018	7,254	16.98 to 19.28	$134,709	0.00%	1.30% to 1.90%	7.13% to 8.22%

U.S. Real Estate Portfolio
2022	4,346	9.76 to 13.63	$48,527	0.96%	1.30% to 1.90%	-29.75% to -28.33%
2021	4,639	13.89 to 19.01	$73,352	2.07%	1.30% to 1.90%	34.58% to 37.29%
2020	6,169	10.32 to 13.85	$74,245	2.00%	1.30% to 1.90%	-19.99% to -18.38%
2019	8,175	12.90 to 16.97	$121,382	1.78%	1.30% to 1.90%	14.54% to 16.85%
2018	11,829	11.27 to 14.52	$148,599	2.48%	1.30% to 1.90%	-11.20% to -9.39%

Northern Lights Variable Trust
Power Income Fund
2021	—	-	$0	0.00%	1.15% to 1.65%	n/a
2020	66,534	9.41 to 9.53	$626,172	1.85%	1.15% to 1.65%	-7.24% to -7.05%
2019	80,713	10.14 to 10.25	$819,116	2.05%	1.15% to 1.35%	6.28% to 6.49%
2018	113,843	9.53 to 9.63	$1,086,635	2.12%	1.15% to 1.35%	-4.62% to -4.42%

Power Dividend Index Fund
2022	73,279	9.66 to 9.77	$710,822	1.38%	1.15% to 1.65%	-11.55% to -11.38%
2021	76,151	10.92 to 11.02	$834,562	1.19%	1.15% to 1.65%	28.55% to 28.81%
2020	108,012	8.50 to 8.56	$919,990	1.25%	1.15% to 1.65%	-8.50% to -8.32%
2019	885,390	9.29 to 9.33	$8,225,059	2.07%	1.15% to 1.35%	-4.42% to -3.88%
2018	1,438,919	9.69 to 9.72	$13,943,760	1.90%	1.15% to 1.35%	-9.29% to -9.00%

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
AB Variable Products Series
Real Estate Investment Portfolio
2019	—	-	$0	2.22%	1.15% to 1.35%	n/a
2018	140,571	13.69 to 13.81	$1,929,587	1.86%	1.15% to 1.35%	-5.74% to -5.55%

Dynamic Asset Allocation Portfolio
2022	203,237	9.66 to 12.22	$2,424,823	2.40%	1.15% to 1.65%	-19.77% to -19.61%
2021	225,592	12.48 to 15.20	$3,355,731	1.54%	1.15% to 1.65%	7.81% to 8.03%
2020	243,826	11.57 to 14.07	$3,330,917	1.48%	1.15% to 1.65%	3.45% to 3.66%
2019	230,655	11.17 to 13.57	$3,039,410	2.65%	1.15% to 1.35%	13.70% to 13.92%
2018	77,253	9.81 to 11.91	$909,782	1.47%	1.15% to 1.35%	-8.60% to -8.41%

Small Cap Growth Portfolio
2022	803	23.37 to 23.77	$18,765	0.00%	1.15% to 1.65%	-40.08% to -39.96%
2021	578	39.00 to 39.58	$22,574	0.00%	1.15% to 1.65%	7.74% to 7.95%
2020	676	36.20 to 36.67	$24,497	0.00%	1.15% to 1.65%	51.58% to 51.88%
2019	2,870	23.88 to 24.14	$68,815	0.00%	1.15% to 1.35%	34.18% to 34.45%
2018	2,519	17.80 to 17.96	$44,952	0.00%	1.15% to 1.35%	-2.44% to -2.24%

Small Mid Cap Value Portfolio
2022	330,937	10.51 to 22.25	$6,142,464	0.80%	1.15% to 1.65%	-17.19% to -16.57%
2021	294,258	12.63 to 26.73	$6,375,347	0.72%	1.15% to 1.65%	33.79% to 34.06%
2020	159,470	11.09 to 19.94	$2,910,076	0.69%	1.15% to 1.65%	1.67% to 1.87%
2019	164,921	10.90 to 19.58	$2,957,126	0.34%	1.15% to 1.35%	18.29% to 18.53%
2018	133,736	9.21 to 16.51	$2,119,867	0.28%	1.15% to 1.35%	-16.44% to -16.27%

BlackRock Variable Series Fund, Inc.
Basic Value Fund
2022	210,779	10.84 to 21.96	$3,890,440	1.30%	1.15% to 1.65%	-6.58% to -6.16%
2021	161,342	11.55 to 23.42	$3,425,421	1.20%	1.15% to 1.65%	19.59% to 19.95%
2020	146,538	12.15 to 19.52	$2,741,309	1.57%	1.15% to 1.65%	1.74% to 1.95%
2019	178,971	11.98 to 19.15	$3,350,527	2.07%	1.15% to 1.35%	21.87% to 22.12%
2018	211,050	9.82 to 15.68	$3,248,128	1.62%	1.15% to 1.35%	-9.35% to -9.17%

Capital Appreciation Fund
2022	15,452	15.49 to 26.23	$400,206	0.00%	1.15% to 1.65%	-38.64% to -38.52%
2021	30,517	25.23 to 42.67	$1,294,158	0.00%	1.15% to 1.65%	19.27% to 19.51%
2020	35,199	21.13 to 35.70	$1,249,034	0.00%	1.15% to 1.65%	39.62% to 39.90%
2019	36,201	25.24 to 25.52	$920,991	0.00%	1.15% to 1.35%	29.78% to 30.04%
2018	45,391	19.45 to 19.62	$888,609	0.00%	1.15% to 1.35%	0.75% to 0.95%

Equity Dividend Fund
2022	1,224,251	10.90 to 23.74	$27,039,392	1.45%	1.15% to 1.65%	-5.67% to -4.96%
2021	1,200,894	11.49 to 25.04	$28,620,603	1.35%	1.15% to 1.65%	18.33% to 18.92%
2020	974,221	11.85 to 21.05	$19,808,363	1.72%	1.15% to 1.65%	2.18% to 2.38%
2019	813,658	12.81 to 20.56	$16,238,995	1.83%	1.15% to 1.35%	25.75% to 26.00%
2018	715,081	10.18 to 16.32	$11,414,294	1.86%	1.15% to 1.35%	-8.66% to -8.48%

Global Allocation Fund

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	893,423	8.68 to 14.29	$12,171,555	0.00%	1.15% to 1.65%	-17.45% to -16.82%
2021	1,016,228	10.46 to 17.23	$16,846,204	0.83%	1.15% to 1.65%	4.99% to 5.20%
2020	1,023,271	13.48 to 16.38	$16,519,119	1.20%	1.15% to 1.65%	19.09% to 19.32%
2019	1,083,821	11.31 to 13.72	$14,718,867	1.25%	1.15% to 1.35%	16.18% to 16.41%
2018	1,214,224	9.72 to 11.79	$14,193,918	0.87%	1.15% to 1.35%	-8.83% to -8.64%

Advantage Large Cap Core Fund
2022	15,563	25.94 to 26.38	$405,050	0.63%	1.15% to 1.65%	-21.23% to -21.07%
2021	16,846	32.93 to 33.43	$556,640	0.07%	1.15% to 1.65%	26.35% to 26.60%
2020	19,678	26.07 to 26.40	$514,509	0.71%	1.15% to 1.65%	17.89% to 18.13%
2019	30,466	22.11 to 22.35	$675,815	1.00%	1.15% to 1.35%	26.83% to 27.09%
2018	43,101	17.43 to 17.59	$754,291	1.30%	1.15% to 1.35%	-6.78% to -6.60%

Large Cap Focus Growth Fund
2022	492,659	7.33 to 27.32	$8,526,239	0.00%	1.15% to 1.65%	-39.26% to -38.81%
2021	488,519	12.01 to 44.75	$15,478,943	0.00%	1.15% to 1.65%	16.09% to 16.43%
2020	462,241	13.02 to 38.43	$13,103,358	0.00%	1.15% to 1.65%	41.50% to 41.79%
2019	395,901	11.45 to 27.11	$7,798,946	0.00%	1.15% to 1.35%	30.56% to 30.82%
2018	211,066	8.76 to 20.72	$3,549,201	0.00%	1.15% to 1.35%	1.38% to 1.59%

iShares Alternatives Strategies Fund
2018	—	-	$0	0.00%	1.15% to 1.35%	n/a

60/40 Target Allocation ETF Fund
2022	595,453	9.21 to 13.09	$7,596,065	1.81%	1.15% to 1.65%	-16.34% to -15.96%
2021	580,446	10.96 to 15.58	$8,810,834	1.99%	1.15% to 1.65%	10.09% to 10.42%
2020	428,532	11.70 to 14.11	$5,985,133	1.66%	1.15% to 1.65%	12.81% to 13.04%
2019	277,728	12.11 to 12.49	$3,443,481	2.65%	1.15% to 1.35%	19.60% to 19.84%
2018	108,656	10.12 to 10.42	$1,124,633	1.02%	1.15% to 1.35%	-6.46% to -6.27%

iShares Dynamic Fixed Income Fund
2018	—	-	$0	0.00%	1.15% to 1.35%	n/a

iShares Equity Appreciation Fund
2018	—	-	$0	0.00%	1.15% to 1.35%	n/a

Total Return Portfolio
2022	153,161	9.54 to 9.54	$1,457,503	1.81%	1.15% to 1.65%	-15.33% to -15.33%
2021	160,594	11.27 to 11.27	$1,808,464	1.41%	1.15% to 1.65%	-2.92% to -2.92%
2020	134,918	11.61 to 11.61	$1,564,132	1.93%	1.15% to 1.65%	7.20% to 7.20%
2019	101,929	10.83 to 10.83	$1,101,828	1.70%	1.15% to 1.35%	7.79% to 7.79%
2018	4,618	10.05 to 10.05	$46,347	0.52%	1.15% to 1.35%	0.48% to 0.48%

S&P 500 Portfolio
2022	110,592	13.89 to 13.89	$1,535,810	1.15%	1.15% to 1.65%	-19.43% to -19.43%
2021	116,476	17.24 to 17.24	$2,007,678	1.03%	1.15% to 1.65%	26.64% to 26.64%
2020	130,931	13.61 to 13.61	$1,782,081	1.55%	1.15% to 1.65%	16.46% to 16.46%
2019	114,291	11.69 to 11.69	$1,335,784	2.69%	1.15% to 1.35%	29.34% to 29.34%
2018	46,953	9.04 to 9.04	$424,266	1.82%	1.15% to 1.35%	-9.64% to -9.64%

Columbia Variable Portfolio

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
Contrarian Core 2 Portfolio
2022	374,675	9.81 to 22.11	$7,037,375	0.00%	1.15% to 1.65%	-20.18% to -19.58%
2021	314,609	12.22 to 27.56	$7,709,215	0.00%	1.15% to 1.65%	22.30% to 22.55%
2020	224,793	15.76 to 22.49	$4,776,795	0.00%	1.15% to 1.65%	20.36% to 20.60%
2019	218,432	13.08 to 18.65	$3,895,613	0.00%	1.15% to 1.35%	31.03% to 31.29%
2018	228,249	9.97 to 14.20	$3,121,580	0.00%	1.15% to 1.35%	-10.37% to -10.19%

Dividend Opportunity Portfolio
2022	560,878	11.84 to 19.11	$9,903,002	0.00%	1.15% to 1.65%	-3.00% to -2.27%
2021	326,866	12.14 to 19.60	$6,115,703	0.00%	1.15% to 1.65%	23.96% to 24.45%
2020	273,530	11.50 to 15.75	$4,233,602	0.00%	1.15% to 1.65%	-0.46% to -0.26%
2019	265,520	12.41 to 15.79	$4,140,119	0.00%	1.15% to 1.35%	22.10% to 22.34%
2018	241,546	10.15 to 12.91	$3,096,000	0.00%	1.15% to 1.35%	-7.27% to -7.09%

Emerging Markets Bond Portfolio
2022	425,146	8.16 to 10.09	$4,219,308	3.73%	1.15% to 1.65%	-17.45% to -17.12%
2021	485,439	9.84 to 12.18	$5,819,091	3.64%	1.15% to 1.65%	-3.76% to -3.57%
2020	517,413	11.16 to 12.63	$6,464,503	3.01%	1.15% to 1.65%	5.72% to 5.93%
2019	608,749	10.54 to 11.92	$7,190,869	4.95%	1.15% to 1.35%	10.58% to 10.80%
2018	706,375	9.52 to 10.76	$7,541,962	4.27%	1.15% to 1.35%	-8.63% to -8.45%

High Yield Portfolio
2022	369,412	9.12 to 12.39	$4,435,748	4.44%	1.15% to 1.65%	-12.24% to -11.58%
2021	459,802	10.34 to 14.05	$6,309,076	4.29%	1.15% to 1.65%	3.28% to 3.59%
2020	363,617	11.03 to 13.56	$4,867,407	4.89%	1.15% to 1.65%	4.88% to 5.09%
2019	359,052	11.14 to 12.91	$4,594,476	5.47%	1.15% to 1.35%	14.96% to 15.19%
2018	350,795	11.11 to 11.21	$3,905,408	5.58%	1.15% to 1.35%	-5.29% to -5.10%

Select Large-Cap Value Portfolio
2022	464,322	11.35 to 15.40	$6,954,925	0.00%	1.15% to 1.65%	-3.66% to -2.94%
2021	284,336	11.72 to 15.91	$4,356,661	0.00%	1.15% to 1.65%	23.92% to 24.54%
2020	57,356	12.69 to 12.77	$729,142	0.00%	1.15% to 1.65%	5.37% to 5.58%
2019	113,046	12.04 to 12.10	$1,362,084	0.00%	1.15% to 1.35%	24.73% to 24.98%
2018	94,934	9.65 to 9.68	$916,799	0.00%	1.15% to 1.35%	-13.63% to -13.46%

Seligman Global Tech Portfolio
2022	518,814	8.83 to 19.98	$9,038,981	0.00%	1.15% to 1.65%	-32.97% to -32.47%
2021	481,453	13.11 to 29.66	$12,396,518	0.26%	1.15% to 1.65%	36.83% to 37.10%
2020	236,402	21.48 to 21.63	$5,089,324	0.00%	1.15% to 1.65%	43.84% to 44.13%
2019	167,470	14.94 to 15.01	$2,505,080	0.00%	1.15% to 1.35%	52.89% to 53.20%
2018	103,362	9.77 to 9.80	$1,010,282	0.00%	1.15% to 1.35%	-9.68% to -9.50%

US Government Mortgage Portfolio
2022	106,193	8.24 to 9.04	$941,623	1.06%	1.15% to 1.65%	-15.72% to -15.18%
2021	228,527	9.72 to 10.67	$2,353,868	1.81%	1.15% to 1.65%	-2.53% to -2.33%
2020	211,411	10.85 to 10.92	$2,294,024	1.88%	1.15% to 1.65%	3.44% to 3.65%
2019	65,783	10.49 to 10.54	$690,202	0.39%	1.15% to 1.35%	5.07% to 5.28%
2018	13,347	9.98 to 10.01	$133,229	3.71%	1.15% to 1.35%	0.23% to 0.43%

Strategic Income Portfolio

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	132,741	8.78 to 10.03	$1,313,268	4.04%	1.15% to 1.65%	-12.96% to -12.31%
2021	128,342	10.03 to 11.47	$1,453,203	7.94%	1.15% to 1.65%	0.27% to 0.47%
2020	22,581	11.40 to 11.42	$257,543	0.00%	1.15% to 1.65%	14.02% to 14.17%

Emerging Markets Portfolio
2022	42,448	5.80 to 5.85	$247,339	0.00%	1.15% to 1.65%	-34.10% to -33.81%
2021	35,411	8.80 to 8.83	$312,265	0.00%	1.15% to 1.65%	-11.96% to -11.78%

DWS Variable Insurance Portfolios
Equity 500 Index Portfolio
2022	1,721,820	9.28 to 27.05	$39,215,391	0.82%	1.15% to 1.65%	-19.95% to -7.21%
2021	1,673,414	12.61 to 33.62	$49,438,343	1.03%	1.15% to 1.65%	25.94% to 26.45%
2020	1,478,697	12.36 to 26.59	$37,096,159	1.23%	1.15% to 1.65%	16.05% to 16.28%
2019	1,334,197	11.65 to 22.87	$29,072,836	1.45%	1.15% to 1.35%	28.91% to 29.17%
2018	997,493	9.03 to 17.70	$17,052,810	1.55%	1.15% to 1.35%	-6.22% to -6.03%

Small Cap Index Portfolio
2022	395,466	8.22 to 20.22	$7,115,261	0.62%	1.15% to 1.65%	-22.18% to -21.60%
2021	376,959	10.50 to 25.86	$8,842,916	0.52%	1.15% to 1.65%	12.31% to 12.88%
2020	290,840	13.81 to 22.91	$6,400,725	0.72%	1.15% to 1.65%	17.49% to 17.72%
2019	275,712	11.74 to 19.46	$5,275,493	0.72%	1.15% to 1.35%	23.20% to 23.44%
2018	206,848	9.52 to 15.76	$3,215,472	0.70%	1.15% to 1.35%	-12.62% to -12.44%

Alternative Asset Allocation Portfolio
2022	102,328	10.01 to 11.52	$1,138,480	7.33%	1.15% to 1.65%	-9.25% to -8.57%
2021	98,889	10.96 to 12.67	$1,208,102	1.69%	1.15% to 1.65%	10.84% to 11.06%
2020	107,424	11.00 to 11.14	$1,184,795	2.20%	1.15% to 1.65%	3.90% to 4.11%
2019	136,251	10.58 to 10.70	$1,446,683	3.82%	1.15% to 1.35%	12.82% to 13.04%
2018	180,996	9.38 to 9.47	$1,702,929	1.93%	1.15% to 1.35%	-10.57% to -10.39%

Global Small Cap Growth Portfolio
2022	14,552	8.22 to 13.86	$198,267	0.24%	1.15% to 1.65%	-25.24% to -25.09%
2021	16,822	15.00 to 18.50	$306,984	0.08%	1.15% to 1.65%	13.12% to 13.34%
2020	22,135	16.11 to 16.32	$357,984	0.54%	1.15% to 1.65%	15.37% to 15.60%
2019	29,362	13.97 to 14.12	$411,529	0.00%	1.15% to 1.35%	19.45% to 19.69%
2018	27,251	11.69 to 11.80	$319,339	0.00%	1.15% to 1.35%	-21.81% to -21.65%

Small Mid Cap Value Portfolio
2022	239,361	10.90 to 17.29	$3,889,214	0.44%	1.15% to 1.65%	-17.51% to -17.10%
2021	284,082	13.17 to 20.85	$5,547,055	0.96%	1.15% to 1.65%	28.30% to 28.55%
2020	321,168	10.25 to 16.22	$4,977,766	0.94%	1.15% to 1.65%	-2.44% to -2.24%
2019	328,837	10.50 to 16.59	$5,248,149	0.38%	1.15% to 1.35%	19.37% to 19.61%
2018	357,713	8.78 to 13.87	$4,793,463	1.06%	1.15% to 1.35%	-17.45% to -17.29%

CROCI US Portfolio
2022	9,961	15.15 to 15.41	$151,484	1.38%	1.15% to 1.65%	-16.80% to -16.63%
2021	10,439	18.21 to 18.48	$190,740	1.52%	1.15% to 1.65%	24.58% to 24.83%
2020	11,523	14.62 to 14.81	$168,798	1.84%	1.15% to 1.65%	-13.59% to -13.42%
2019	15,670	16.92 to 17.10	$265,919	1.74%	1.15% to 1.35%	30.71% to 30.97%
2018	19,556	12.94 to 13.06	$253,619	2.31%	1.15% to 1.35%	-11.91% to -11.74%

High Income Portfolio

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	36,705	9.06 to 9.13	$333,640	3.63%	1.15% to 1.65%	-10.59% to -10.37%
2021	16,172	10.16 to 10.17	$164,326	0.00%	1.15% to 1.65%	1.55% to 1.69%

Eaton Vance Variable Trust
Floating Rate Income Portfolio
2022	1,666,588	9.76 to 11.81	$19,096,634	4.98%	1.15% to 1.65%	-4.32% to -3.61%
2021	1,659,213	10.15 to 12.29	$19,913,170	2.83%	1.15% to 1.65%	2.24% to 2.44%
2020	1,453,639	10.64 to 11.99	$17,199,803	3.04%	1.15% to 1.65%	0.63% to 0.83%
2019	2,087,379	10.56 to 11.90	$24,554,913	4.27%	1.15% to 1.35%	5.64% to 5.86%
2018	2,114,685	9.98 to 11.24	$23,552,140	3.82%	1.15% to 1.35%	-1.42% to -1.22%

Delaware Variable Insurance Portfolios
Total Return Portfolio
2022	9,141	13.31 to 13.54	$121,815	0.00%	1.15% to 1.65%	-11.76% to -11.58%
2021	13,238	15.08 to 15.31	$199,819	0.00%	1.15% to 1.65%	14.81% to 15.04%
2020	25,528	13.14 to 13.31	$335,597	0.00%	1.15% to 1.65%	-0.45% to -0.25%
2019	31,194	13.20 to 13.34	$411,863	0.00%	1.15% to 1.35%	17.29% to 17.52%
2018	27,433	11.25 to 11.35	$308,840	0.00%	1.15% to 1.35%	-8.90% to -8.72%

International Portfolio
2022	78,796	12.56 to 12.77	$993,062	1.41%	1.15% to 1.65%	-18.44% to -18.28%
2021	80,766	15.40 to 15.63	$1,247,847	0.93%	1.15% to 1.65%	5.43% to 5.64%
2020	77,015	14.60 to 14.79	$1,128,220	0.00%	1.15% to 1.65%	5.72% to 5.93%
2019	101,661	13.81 to 13.97	$1,408,252	0.80%	1.15% to 1.35%	23.23% to 23.48%
2018	102,830	11.21 to 11.31	$1,155,473	0.76%	1.15% to 1.35%	-13.34% to -13.17%

Opportunity Portfolio
2022	531,055	13.49 to 15.40	$8,087,611	0.22%	1.15% to 1.65%	-14.84% to -14.67%
2021	608,805	15.82 to 18.05	$10,880,222	1.26%	1.15% to 1.65%	21.48% to 21.72%
2020	778,559	13.01 to 14.83	$11,448,002	0.59%	1.15% to 1.65%	9.31% to 9.53%
2019	892,056	11.89 to 13.54	$11,982,424	1.33%	1.15% to 1.35%	28.37% to 28.62%
2018	1,000,414	9.25 to 10.52	$10,459,941	0.57%	1.15% to 1.35%	-16.52% to -16.36%

Covered Call Strategy Portfolio
2020	—	-	$0	5.69%	1.15% to 1.65%	n/a
2019	11,932	11.14 to 11.19	$133,172	1.04%	1.15% to 1.35%	19.74% to 19.98%
2018	11,254	9.30 to 9.33	$104,813	0.92%	1.15% to 1.35%	-11.20% to -11.02%

Franklin Templeton Variable Insurance Products Trust
Mutual Shares Fund
2022	268,051	10.46 to 17.92	$4,526,155	1.72%	1.15% to 1.65%	-8.67% to -8.44%
2021	328,330	11.42 to 19.58	$6,040,536	2.81%	1.15% to 1.65%	17.57% to 17.81%
2020	397,095	10.45 to 16.62	$6,253,697	2.47%	1.15% to 1.65%	-6.32% to -6.13%
2019	417,788	11.15 to 17.70	$7,147,158	1.85%	1.15% to 1.35%	20.93% to 21.17%
2018	432,164	9.21 to 14.61	$6,165,205	2.55%	1.15% to 1.35%	-10.29% to -10.11%

Income Fund
2022	1,723,951	10.60 to 15.41	$25,070,503	5.06%	1.15% to 1.65%	-7.02% to -6.32%
2021	1,559,403	11.34 to 16.49	$24,827,136	4.73%	1.15% to 1.65%	15.19% to 15.42%
2020	1,549,894	11.33 to 14.29	$21,672,079	5.55%	1.15% to 1.65%	-0.66% to -0.46%
2019	1,636,888	11.40 to 14.35	$23,159,363	5.26%	1.15% to 1.35%	14.50% to 14.73%
2018	1,573,866	9.94 to 12.51	$19,446,807	5.00%	1.15% to 1.35%	-5.59% to -5.40%

Global Bond Fund

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	2,861,304	8.12 to 8.90	$24,704,524	0.00%	1.15% to 1.65%	-6.50% to -5.80%
2021	3,226,727	8.65 to 9.45	$29,687,890	0.00%	1.15% to 1.65%	-6.55% to -6.08%
2020	2,977,823	9.22 to 9.92	$29,210,565	8.18%	1.15% to 1.65%	-6.56% to -6.37%
2019	2,977,038	9.86 to 10.59	$31,244,957	6.93%	1.15% to 1.35%	0.64% to 0.85%
2018	2,817,880	9.78 to 10.50	$29,381,151	0.00%	1.15% to 1.35%	0.56% to 0.77%

Foreign Fund
2022	3,269,423	9.12 to 11.48	$34,488,163	2.93%	1.15% to 1.65%	-9.12% to -8.43%
2021	3,332,580	9.98 to 12.60	$38,678,960	1.83%	1.15% to 1.65%	2.45% to 2.97%
2020	3,210,344	9.78 to 12.28	$36,392,804	2.97%	1.15% to 1.65%	-2.49% to -2.29%
2019	3,218,800	10.02 to 11.78	$37,432,029	1.69%	1.15% to 1.35%	11.02% to 11.24%
2018	3,118,506	9.01 to 10.59	$32,674,138	2.79%	1.15% to 1.35%	-16.58% to -16.41%

Developing Markets Fund
2022	256,086	6.75 to 10.34	$2,422,020	2.48%	1.15% to 1.65%	-23.26% to -22.87%
2021	236,321	12.40 to 13.42	$2,940,940	0.87%	1.15% to 1.65%	-7.00% to -6.82%
2020	264,790	13.34 to 14.41	$3,538,904	3.70%	1.15% to 1.65%	15.61% to 15.84%
2019	322,119	11.54 to 12.44	$3,721,215	0.98%	1.15% to 1.35%	25.00% to 25.25%
2018	379,649	9.23 to 9.94	$3,508,427	0.90%	1.15% to 1.35%	-16.93% to -16.76%

Mutual Global Discovery Fund
2022	278,794	11.55 to 16.99	$4,657,252	1.29%	1.15% to 1.65%	-6.02% to -5.84%
2021	347,899	12.28 to 18.04	$6,183,879	2.89%	1.15% to 1.65%	17.53% to 17.77%
2020	396,053	10.43 to 15.32	$5,988,007	2.06%	1.15% to 1.65%	-5.75% to -5.56%
2019	440,990	11.06 to 16.22	$7,050,017	1.67%	1.15% to 1.35%	22.70% to 22.95%
2018	480,829	9.00 to 13.19	$6,229,211	2.51%	1.15% to 1.35%	-12.42% to -12.24%

Rising Dividends Fund
2022	1,043,584	11.02 to 28.82	$25,895,128	0.75%	1.15% to 1.65%	-12.03% to -11.37%
2021	1,009,433	12.46 to 32.60	$29,314,921	0.84%	1.15% to 1.65%	24.84% to 25.34%
2020	861,597	12.29 to 26.01	$21,466,410	1.15%	1.15% to 1.65%	14.41% to 14.64%
2019	965,036	13.38 to 22.69	$21,134,814	1.24%	1.15% to 1.35%	27.50% to 27.75%
2018	957,635	10.49 to 17.76	$16,561,268	1.25%	1.15% to 1.35%	-6.35% to -6.17%

DynaTech 2 Fund
2022	330,005	5.96 to 6.03	$1,980,410	0.00%	1.15% to 1.65%	-40.94% to -40.49%
2021	127,074	10.10 to 10.13	$1,285,808	0.00%	1.15% to 1.65%	0.96% to 1.22%

Multi-Asset Dynamic Multi-Strategy Portfolio
2022	—	-	$0	0.00%	1.15% to 1.65%	n/a
2021	31,170	13.28 to 13.48	$415,063	2.30%	1.15% to 1.65%	11.14% to 11.36%
2020	33,892	11.95 to 12.11	$405,881	1.59%	1.15% to 1.65%	-9.55% to -9.37%
2019	32,498	13.21 to 13.36	$430,218	2.04%	1.15% to 1.35%	13.96% to 14.19%
2018	36,407	11.59 to 11.70	$422,692	1.61%	1.15% to 1.35%	-8.50% to -8.32%

Delaware Ivy Variable Insurance Portfolios
Asset Strategy Portfolio
2022	180,583	12.76 to 14.24	$2,530,912	1.41%	1.15% to 1.65%	-15.88% to -15.71%
2021	205,685	15.15 to 16.90	$3,426,651	1.47%	1.15% to 1.65%	8.96% to 9.18%
2020	258,496	13.89 to 15.48	$3,950,871	1.71%	1.15% to 1.65%	12.35% to 12.57%
2019	338,159	12.35 to 13.75	$4,602,673	2.12%	1.15% to 1.35%	20.15% to 20.39%
2018	372,092	10.27 to 11.42	$4,214,265	1.81%	1.15% to 1.35%	-6.71% to -6.53%

Balanced Portfolio

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	342,723	9.46 to 17.48	$5,904,604	1.07%	1.15% to 1.65%	-17.18% to -16.98%
2021	379,951	11.39 to 21.06	$7,902,075	1.01%	1.15% to 1.65%	14.41% to 14.64%
2020	409,881	13.64 to 18.37	$7,454,825	1.39%	1.15% to 1.65%	12.58% to 12.81%
2019	493,778	12.11 to 16.29	$7,972,759	1.76%	1.15% to 1.35%	20.46% to 20.70%
2018	514,254	10.04 to 13.49	$6,889,458	1.73%	1.15% to 1.35%	-4.54% to -4.35%

Global Value Equity Portfolio
2022	49,912	18.01 to 18.31	$902,366	3.42%	1.15% to 1.65%	-12.49% to -12.32%
2021	56,981	20.58 to 20.88	$1,176,882	2.16%	1.15% to 1.65%	15.41% to 15.64%
2020	61,052	17.83 to 18.06	$1,093,882	2.41%	1.15% to 1.65%	1.76% to 1.97%
2019	68,928	17.52 to 17.71	$1,212,070	2.84%	1.15% to 1.35%	21.50% to 21.74%
2018	74,837	14.42 to 14.55	$1,082,235	1.68%	1.15% to 1.35%	-12.87% to -12.69%

Energy Portfolio
2022	195,506	7.49 to 24.16	$1,692,405	3.00%	1.15% to 1.65%	48.02% to 49.13%
2021	302,006	5.05 to 16.29	$1,689,275	1.78%	1.15% to 1.65%	40.10% to 40.38%
2020	217,485	3.60 to 4.20	$800,671	1.23%	1.15% to 1.65%	-37.69% to -37.56%
2019	249,990	5.78 to 6.73	$1,459,571	0.00%	1.15% to 1.35%	2.09% to 2.29%
2018	190,088	5.66 to 6.58	$1,082,284	0.00%	1.15% to 1.35%	-35.03% to -34.90%

Global Bond Portfolio
2022	—	-	$0	9.93%	1.15% to 1.65%	n/a
2021	45,528	9.85 to 11.74	$526,885	5.19%	1.15% to 1.65%	-2.17% to -1.97%
2020	88,181	11.53 to 11.97	$1,044,085	3.21%	1.15% to 1.65%	6.70% to 6.91%
2019	98,473	10.80 to 11.20	$1,093,855	3.47%	1.15% to 1.35%	7.95% to 8.17%
2018	95,333	9.99 to 10.35	$981,104	2.91%	1.15% to 1.35%	-1.52% to -1.32%

Natural Resources Portfolio
2022	77,210	7.93 to 16.47	$643,386	1.83%	1.15% to 1.65%	15.85% to 16.43%
2021	109,900	6.82 to 14.19	$792,523	2.06%	1.15% to 1.65%	24.86% to 25.23%
2020	110,000	5.46 to 11.37	$638,931	1.75%	1.15% to 1.65%	-13.17% to -13.00%
2019	135,807	6.29 to 8.91	$858,039	0.86%	1.15% to 1.35%	7.99% to 8.20%
2018	105,251	5.82 to 8.24	$615,557	0.35%	1.15% to 1.35%	-24.27% to -24.11%

Growth Portfolio
2022	94,163	9.54 to 33.51	$2,839,211	0.00%	1.15% to 1.65%	-28.38% to -27.84%
2021	117,566	13.25 to 46.56	$4,862,843	0.00%	1.15% to 1.65%	28.16% to 28.54%
2020	127,715	12.43 to 36.22	$4,364,019	0.00%	1.15% to 1.65%	28.79% to 29.05%
2019	127,516	15.60 to 28.07	$3,490,002	0.00%	1.15% to 1.35%	34.75% to 35.02%
2018	124,310	11.57 to 20.79	$2,540,547	0.04%	1.15% to 1.35%	0.90% to 1.11%

High Income Portfolio
2022	781,182	9.14 to 12.03	$9,191,008	6.38%	1.15% to 1.65%	-12.42% to -11.76%
2021	908,670	10.38 to 13.66	$12,207,324	6.82%	1.15% to 1.65%	4.64% to 4.85%
2020	1,094,364	11.37 to 13.03	$14,059,607	6.07%	1.15% to 1.65%	4.60% to 4.81%
2019	1,124,512	10.86 to 12.43	$13,827,906	7.36%	1.15% to 1.35%	9.70% to 9.92%
2018	1,130,464	9.89 to 11.31	$12,671,462	6.74%	1.15% to 1.35%	-3.43% to -3.24%

International Core Equity Portfolio

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	435,778	9.27 to 14.28	$5,979,593	2.19%	1.15% to 1.65%	-15.62% to -15.15%
2021	496,960	10.93 to 16.85	$8,091,297	1.08%	1.15% to 1.65%	12.65% to 12.87%
2020	532,325	11.10 to 14.93	$7,775,781	2.14%	1.15% to 1.65%	5.75% to 5.96%
2019	556,162	10.49 to 14.09	$7,688,531	1.54%	1.15% to 1.35%	17.10% to 17.34%
2018	531,206	8.95 to 12.01	$6,287,420	1.66%	1.15% to 1.35%	-18.92% to -18.76%

Global Growth Portfolio
2022	35,350	14.55 to 19.45	$675,775	0.74%	1.15% to 1.65%	-18.67% to -18.50%
2021	42,042	17.87 to 23.87	$987,361	0.05%	1.15% to 1.65%	16.28% to 16.52%
2020	45,228	15.35 to 20.48	$912,647	0.39%	1.15% to 1.65%	18.96% to 19.20%
2019	50,326	12.89 to 17.19	$853,071	0.61%	1.15% to 1.35%	24.24% to 24.49%
2018	45,540	10.36 to 13.80	$619,413	0.50%	1.15% to 1.35%	-7.53% to -7.35%

Mid Cap Growth Portfolio
2022	367,482	7.62 to 26.23	$8,838,626	0.00%	1.15% to 1.65%	-31.93% to -31.41%
2021	427,945	11.13 to 38.34	$15,115,909	0.00%	1.15% to 1.65%	14.45% to 15.02%
2020	407,452	13.97 to 33.33	$12,968,074	0.00%	1.15% to 1.65%	47.00% to 47.29%
2019	336,365	15.48 to 22.63	$7,345,062	0.00%	1.15% to 1.35%	36.09% to 36.36%
2018	317,576	11.37 to 16.59	$5,076,728	0.00%	1.15% to 1.35%	-1.41% to -1.21%

Science and Technology Portfolio
2022	454,563	7.58 to 30.32	$11,649,955	0.00%	1.15% to 1.65%	-32.96% to -32.45%
2021	482,443	11.25 to 45.00	$18,479,733	0.00%	1.15% to 1.65%	13.40% to 13.85%
2020	450,131	13.71 to 39.53	$16,169,446	0.00%	1.15% to 1.65%	33.54% to 33.81%
2019	397,840	15.88 to 29.54	$11,002,776	0.00%	1.15% to 1.35%	47.48% to 47.78%
2018	352,721	10.75 to 19.99	$6,792,018	0.00%	1.15% to 1.35%	-6.51% to -6.32%

Small Cap Growth Portfolio
2022	216,816	7.06 to 18.67	$3,832,297	0.00%	1.15% to 1.65%	-27.89% to -27.42%
2021	253,728	9.75 to 25.78	$6,230,393	0.98%	1.15% to 1.65%	2.49% to 2.80%
2020	286,578	13.99 to 25.08	$6,879,809	0.00%	1.15% to 1.65%	35.81% to 36.09%
2019	350,299	13.00 to 18.43	$6,262,869	0.00%	1.15% to 1.35%	21.71% to 21.96%
2018	288,571	10.67 to 15.11	$4,274,134	0.35%	1.15% to 1.35%	-5.41% to -5.22%

SMID Cap Core Portfolio
2022	453,846	9.41 to 22.67	$9,460,115	0.00%	1.15% to 1.65%	-16.20% to -15.57%
2021	513,107	11.16 to 26.92	$12,726,961	0.00%	1.15% to 1.65%	18.81% to 19.40%
2020	575,131	12.46 to 22.55	$12,291,898	0.00%	1.15% to 1.65%	5.59% to 5.80%
2019	597,781	11.80 to 21.31	$12,108,958	0.00%	1.15% to 1.35%	22.66% to 22.91%
2018	586,335	9.61 to 17.34	$9,753,034	0.13%	1.15% to 1.35%	-11.69% to -11.52%

Lazard Retirement Series, Inc.
International Equity Portfolio
2022	76,295	10.64 to 13.05	$978,957	3.79%	1.15% to 1.65%	-16.15% to -15.98%
2021	67,561	12.67 to 15.54	$1,033,501	0.96%	1.15% to 1.65%	4.41% to 4.62%
2020	79,835	12.13 to 14.85	$1,161,559	2.11%	1.15% to 1.65%	6.78% to 7.00%
2019	78,293	11.35 to 13.88	$1,066,624	0.36%	1.15% to 1.35%	19.38% to 19.62%
2018	70,375	11.50 to 11.60	$809,568	1.71%	1.15% to 1.35%	-15.07% to -14.90%

Global Dynamic Multi Asset Portfolio

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	78,382	10.71 to 13.89	$1,045,022	0.08%	1.15% to 1.65%	-18.48% to -18.32%
2021	89,392	13.13 to 17.01	$1,466,656	2.50%	1.15% to 1.65%	10.44% to 10.66%
2020	89,617	11.88 to 15.37	$1,333,979	0.58%	1.15% to 1.65%	-0.55% to -0.35%
2019	95,029	11.93 to 15.42	$1,423,630	0.05%	1.15% to 1.35%	16.21% to 16.44%
2018	113,874	10.26 to 13.25	$1,480,104	1.29%	1.15% to 1.35%	-7.83% to -7.64%

Legg Mason Partners Variable Equity Trust
Western Asset Variable Global High Yield Bond Portfolio
2022	156,813	8.55 to 12.20	$1,825,701	5.91%	1.15% to 1.65%	-15.27% to -14.64%
2021	158,412	10.04 to 14.33	$2,172,825	4.82%	1.15% to 1.65%	-0.31% to -0.11%
2020	102,341	11.58 to 14.34	$1,448,658	3.65%	1.15% to 1.65%	5.68% to 5.89%
2019	90,685	10.95 to 13.55	$1,216,548	5.73%	1.15% to 1.35%	12.48% to 12.71%
2018	62,143	9.72 to 12.02	$740,055	4.80%	1.15% to 1.35%	-5.46% to -5.27%

ClearBridge Variable Mid Cap Portfolio
2022	702,421	8.99 to 21.53	$13,354,399	0.09%	1.15% to 1.65%	-26.72% to -26.17%
2021	594,559	12.20 to 29.23	$15,388,407	0.03%	1.15% to 1.65%	26.29% to 26.92%
2020	474,707	13.18 to 23.03	$10,335,598	0.04%	1.15% to 1.65%	13.56% to 13.78%
2019	465,165	12.06 to 20.24	$8,962,113	0.38%	1.15% to 1.35%	30.87% to 31.13%
2018	466,070	9.21 to 15.43	$6,854,418	0.23%	1.15% to 1.35%	-13.98% to -13.80%

ClearBridge Variable Dividend Strategy Portfolio
2022	1,535,636	11.43 to 25.67	$37,656,434	1.17%	1.15% to 1.65%	-9.73% to -9.05%
2021	1,632,730	12.60 to 28.30	$44,503,516	1.48%	1.15% to 1.65%	24.54% to 25.17%
2020	1,361,021	11.89 to 22.61	$30,049,701	1.24%	1.15% to 1.65%	6.05% to 6.26%
2019	1,081,566	13.57 to 21.27	$22,541,018	1.28%	1.15% to 1.35%	29.65% to 29.91%
2018	658,506	10.46 to 16.38	$10,619,124	1.49%	1.15% to 1.35%	-6.28% to -6.09%

ClearBridge Variable Small Cap Growth Portfolio
2022	316,888	7.29 to 24.99	$6,078,639	0.00%	1.15% to 1.65%	-30.17% to -29.64%
2021	236,670	10.38 to 35.61	$6,932,627	0.00%	1.15% to 1.65%	10.47% to 11.03%
2020	177,253	14.24 to 32.08	$5,195,487	0.00%	1.15% to 1.65%	40.99% to 41.27%
2019	193,412	14.51 to 22.70	$4,103,400	0.00%	1.15% to 1.35%	24.86% to 25.11%
2018	185,364	11.61 to 18.15	$3,162,135	0.00%	1.15% to 1.35%	1.82% to 2.02%

ClearBridge Variable Aggressive Growth Portfolio
2022	64,938	9.66 to 10.85	$694,061	0.00%	1.15% to 1.65%	-27.71% to -27.43%
2021	68,143	13.36 to 14.94	$1,005,438	0.22%	1.15% to 1.65%	8.57% to 8.78%
2020	72,627	13.57 to 13.74	$988,742	0.49%	1.15% to 1.65%	16.15% to 16.38%
2019	93,426	11.67 to 11.80	$1,094,690	0.77%	1.15% to 1.35%	23.07% to 23.32%
2018	93,311	9.47 to 9.57	$887,811	0.53%	1.15% to 1.35%	-9.80% to -9.62%

Western Asset Variable Core Bond Plus Portfolio
2022	7,395,300	7.99 to 9.60	$69,205,540	1.69%	1.15% to 1.65%	-18.63% to -18.02%
2021	7,602,456	9.77 to 11.74	$87,623,863	2.44%	1.15% to 1.65%	-3.80% to -3.31%
2020	6,118,744	10.55 to 12.15	$73,589,537	1.86%	1.15% to 1.65%	7.59% to 7.80%
2019	6,142,269	10.90 to 11.27	$68,641,263	4.58%	1.15% to 1.35%	10.32% to 10.54%
2018	5,466,343	9.87 to 10.19	$55,352,016	4.03%	1.15% to 1.35%	-3.95% to -3.76%

ClearBridge Variable Large Cap Growth Portfolio

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	1,502,532	8.20 to 14.55	$20,483,212	0.00%	1.15% to 1.65%	-33.52% to -33.02%
2021	1,312,966	12.27 to 21.78	$27,674,651	0.00%	1.15% to 1.65%	19.64% to 20.24%
2020	1,060,091	12.65 to 18.12	$19,100,602	0.02%	1.15% to 1.65%	28.66% to 28.92%
2019	1,029,471	13.99 to 14.05	$14,416,052	0.16%	1.15% to 1.35%	30.07% to 30.33%
2018	797,763	10.75 to 10.78	$8,584,085	0.20%	1.15% to 1.35%	-1.57% to -1.37%

Pioneer Variable Contracts Trust
Fund Portfolio
2022	53,315	9.93 to 28.46	$1,369,738	0.52%	1.15% to 1.65%	-20.75% to -20.56%
2021	29,893	12.50 to 35.85	$1,042,537	0.08%	1.15% to 1.65%	25.94% to 26.19%
2020	29,118	28.04 to 28.41	$821,287	0.45%	1.15% to 1.65%	22.29% to 22.54%
2019	29,909	22.93 to 23.18	$688,984	0.75%	1.15% to 1.35%	29.27% to 29.53%
2018	32,752	17.74 to 17.90	$582,979	0.81%	1.15% to 1.35%	-3.06% to -2.87%

Bond Portfolio
2022	4,379,100	8.42 to 10.74	$45,533,637	2.12%	1.15% to 1.65%	-15.86% to -15.23%
2021	4,535,185	9.96 to 12.70	$56,314,245	1.91%	1.15% to 1.65%	-1.42% to -0.93%
2020	3,942,638	10.73 to 12.82	$49,841,041	2.72%	1.15% to 1.65%	6.97% to 7.18%
2019	3,923,827	10.67 to 11.96	$46,394,735	3.03%	1.15% to 1.35%	7.43% to 7.64%
2018	3,700,802	9.92 to 11.11	$40,731,920	3.08%	1.15% to 1.35%	-2.33% to -2.13%

Strategic Income Portfolio
2022	1,097,957	8.71 to 11.14	$11,915,805	2.80%	1.15% to 1.65%	-14.27% to -13.62%
2021	1,160,887	10.11 to 12.93	$14,710,111	3.06%	1.15% to 1.65%	0.36% to 0.57%
2020	1,079,626	11.31 to 12.85	$13,675,201	3.14%	1.15% to 1.65%	5.93% to 6.14%
2019	1,105,598	10.66 to 12.11	$13,237,496	3.06%	1.15% to 1.35%	8.05% to 8.26%
2018	1,079,709	9.86 to 11.19	$11,954,464	3.03%	1.15% to 1.35%	-3.26% to -3.06%

Equity Income Portfolio
2022	566,068	10.93 to 24.02	$11,893,373	1.45%	1.15% to 1.65%	-9.45% to -8.77%
2021	621,636	12.01 to 26.39	$14,747,291	1.21%	1.15% to 1.65%	23.28% to 23.9%
2020	638,005	11.62 to 21.30	$12,659,788	2.13%	1.15% to 1.65%	-1.61% to -1.41%
2019	683,277	12.34 to 21.61	$13,842,968	2.46%	1.15% to 1.35%	23.55% to 23.80%
2018	614,602	9.98 to 17.45	$10,079,474	2.41%	1.15% to 1.35%	-10.00% to -9.82%

High Yield Portfolio
2022	50,467	12.61 to 12.83	$637,612	4.74%	1.15% to 1.65%	-12.62% to -12.45%
2021	68,144	14.43 to 14.65	$985,864	4.85%	1.15% to 1.65%	4.03% to 4.24%
2020	74,351	13.87 to 14.05	$1,033,879	4.56%	1.15% to 1.65%	0.61% to 0.81%
2019	89,051	13.79 to 13.94	$1,231,954	4.69%	1.15% to 1.35%	12.75% to 12.98%
2018	97,997	12.23 to 12.34	$1,201,429	4.50%	1.15% to 1.35%	-5.24% to -5.05%

Prudential Series Funds
PGIM Jennison Focused Blend Portfolio
2022	18,165	22.06 to 22.06	$400,670	0.00%	1.15% to 1.65%	-27.03% to -27.03%
2021	18,110	30.23 to 30.23	$547,410	0.00%	1.15% to 1.65%	14.79% to 14.79%
2020	18,436	26.33 to 26.33	$485,480	0.00%	1.15% to 1.65%	28.66% to 28.66%
2019	19,300	20.47 to 20.47	$395,034	0.00%	1.15% to 1.35%	26.68% to 26.68%
2018	17,915	16.16 to 16.16	$289,459	0.00%	1.15% to 1.35%	-6.99% to -6.99%

Natural Resources Portfolio

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	100,455	8.70 to 20.43	$981,876	0.00%	1.15% to 1.65%	19.92% to 20.16%
2021	71,687	7.26 to 12.93	$529,150	0.00%	1.15% to 1.65%	23.35% to 23.60%
2020	94,469	5.88 to 10.47	$564,254	0.00%	1.15% to 1.65%	10.31% to 10.53%
2019	165,596	5.33 to 9.47	$890,071	0.00%	1.15% to 1.35%	8.78% to 8.99%
2018	102,833	4.90 to 8.70	$512,795	0.00%	1.15% to 1.35%	-19.52% to -19.36%

Mid-Cap Growth Portfolio
2022	5,356	22.79 to 23.18	$122,800	0.00%	1.15% to 1.65%	-28.22% to -28.07%
2021	6,624	31.75 to 32.23	$211,525	0.00%	1.15% to 1.65%	8.75% to 8.97%
2020	9,236	29.20 to 29.58	$270,641	0.00%	1.15% to 1.65%	44.92% to 45.22%
2019	18,290	20.15 to 20.37	$370,390	0.00%	1.15% to 1.35%	35.32% to 35.59%
2018	28,107	14.89 to 15.02	$419,675	0.00%	1.15% to 1.35%	-9.41% to -9.23%

Royce Capital Fund
Micro-Cap Portfolio
2022	21,914	13.85 to 14.18	$305,792	0.00%	1.15% to 1.65%	-23.69% to -23.53%
2021	19,895	18.15 to 18.43	$363,453	0.00%	1.15% to 1.65%	27.79% to 28.04%
2020	27,087	14.21 to 14.39	$387,137	0.00%	1.15% to 1.65%	21.89% to 22.14%
2019	40,448	11.65 to 11.78	$473,354	0.00%	1.15% to 1.35%	17.64% to 17.87%
2018	44,262	9.91 to 10.00	$439,782	0.00%	1.15% to 1.35%	-10.51% to -10.33%

Small Cap Portfolio
2022	445,457	10.53 to 16.29	$6,989,474	0.07%	1.15% to 1.65%	-10.81% to -10.22%
2021	475,089	11.75 to 18.19	$8,417,375	1.21%	1.15% to 1.65%	26.60% to 26.98%
2020	557,863	10.31 to 14.33	$7,891,351	0.70%	1.15% to 1.65%	-8.57% to -8.39%
2019	574,363	11.26 to 15.64	$8,893,239	0.42%	1.15% to 1.35%	16.85% to 17.08%
2018	624,142	9.63 to 13.36	$8,283,097	0.32%	1.15% to 1.35%	-9.73% to -9.55%

Alps Fund
Alerian Energy Infrastructure Portfolio
2022	558,869	8.77 to 16.37	$5,380,535	6.10%	1.15% to 1.65%	15.41% to 16.27%
2021	275,796	7.57 to 14.16	$2,270,421	2.42%	1.15% to 1.65%	35.79% to 36.20%
2020	272,475	5.57 to 10.43	$1,604,648	2.67%	1.15% to 1.65%	-26.14% to -25.99%
2019	229,608	7.54 to 9.27	$1,759,551	1.69%	1.15% to 1.35%	18.80% to 19.04%
2018	242,372	6.35 to 7.80	$1,546,879	1.83%	1.15% to 1.35%	-20.05% to -19.89%

Red Rocks Global Opportunity Portfolio
2022	116,311	8.75 to 13.36	$1,509,929	11.11%	1.15% to 1.65%	-30.07% to -29.54%
2021	118,801	12.44 to 19.01	$2,187,991	4.71%	1.15% to 1.65%	22.27% to 22.52%
2020	111,263	14.27 to 15.52	$1,697,631	10.68%	1.15% to 1.65%	7.78% to 8.00%
2019	111,694	13.23 to 14.37	$1,583,062	0.00%	1.15% to 1.35%	37.96% to 38.24%
2018	114,555	9.58 to 10.39	$1,177,653	5.29%	1.15% to 1.35%	-13.71% to -13.54%

American Funds IS
Asset Allocation Fund
2022	6,915,963	9.63 to 15.15	$96,708,599	1.58%	1.15% to 1.65%	-15.07% to -14.43%
2021	7,211,662	11.27 to 17.75	$119,153,303	1.46%	1.15% to 1.65%	12.96% to 13.53%
2020	6,004,701	11.50 to 15.64	$88,570,731	1.49%	1.15% to 1.65%	10.65% to 10.87%
2019	4,963,246	12.13 to 14.10	$67,128,532	1.88%	1.15% to 1.35%	19.30% to 19.54%
2018	3,553,526	10.16 to 11.80	$41,272,047	1.66%	1.15% to 1.35%	-6.12% to -5.93%

Washington Mutual Investors Fund

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	2,859,836	11.17 to 17.92	$47,176,162	1.71%	1.15% to 1.65%	-10.18% to -9.50%
2021	2,680,860	12.36 to 19.85	$49,652,767	1.33%	1.15% to 1.65%	25.43% to 26.05%
2020	2,417,351	11.40 to 15.75	$36,024,945	1.46%	1.15% to 1.65%	7.01% to 7.23%
2019	2,386,962	10.64 to 14.68	$33,582,903	1.99%	1.15% to 1.35%	19.41% to 19.65%
2018	2,058,862	8.91 to 12.27	$24,755,085	2.09%	1.15% to 1.35%	-10.15% to -9.97%

Ultra-Short Bond Fund
2022	3,079,440	9.02 to 9.84	$28,199,374	0.44%	1.15% to 1.65%	-0.82% to -0.17%
2021	2,165,979	9.07 to 9.83	$19,802,623	0.00%	1.15% to 1.65%	-2.05% to -1.86%
2020	2,435,388	9.26 to 9.79	$22,701,543	0.25%	1.15% to 1.65%	-1.59% to -1.40%
2019	1,167,783	9.41 to 9.93	$11,045,280	1.66%	1.15% to 1.35%	0.04% to 0.24%
2018	1,173,610	9.41 to 9.92	$11,075,480	0.82%	1.15% to 1.35%	-0.23% to -0.02%

Capital Income Builder Fund
2022	1,522,563	10.23 to 12.35	$18,486,524	2.54%	1.15% to 1.65%	-8.89% to -8.20%
2021	1,485,983	11.16 to 13.49	$19,785,719	2.55%	1.15% to 1.65%	13.14% to 13.37%
2020	1,419,418	11.64 to 11.90	$16,723,670	2.52%	1.15% to 1.65%	2.71% to 2.92%
2019	1,503,121	11.32 to 11.56	$17,233,347	2.68%	1.15% to 1.35%	16.04% to 16.27%
2018	1,391,166	9.74 to 9.94	$13,739,071	2.72%	1.15% to 1.35%	-8.50% to -8.32%

Global Growth Fund
2022	1,414,384	8.45 to 17.69	$22,791,648	0.40%	1.15% to 1.65%	-26.15% to -25.59%
2021	1,388,857	11.38 to 23.83	$30,392,788	0.21%	1.15% to 1.65%	14.24% to 14.81%
2020	960,028	13.10 to 20.76	$18,882,735	0.13%	1.15% to 1.65%	28.42% to 28.67%
2019	762,115	13.60 to 16.13	$11,989,570	1.05%	1.15% to 1.35%	33.07% to 33.33%
2018	581,969	10.21 to 12.10	$6,906,376	0.63%	1.15% to 1.35%	-10.46% to -10.28%

Capital World Growth and Income Fund
2022	1,222,708	9.15 to 14.46	$17,143,652	2.09%	1.15% to 1.65%	-18.92% to -18.31%
2021	1,148,690	11.22 to 17.74	$19,850,007	1.59%	1.15% to 1.65%	12.82% to 13.15%
2020	969,706	12.58 to 15.68	$14,909,631	1.05%	1.15% to 1.65%	7.09% to 7.30%
2019	798,022	13.04 to 14.61	$11,434,351	1.85%	1.15% to 1.35%	28.98% to 29.24%
2018	788,349	10.10 to 11.30	$8,809,205	1.78%	1.15% to 1.35%	-11.10% to -10.93%

Global Small Capitalization Fund
2022	479,558	7.07 to 12.88	$5,710,606	0.00%	1.15% to 1.65%	-30.84% to -30.32%
2021	457,807	10.16 to 18.53	$8,014,793	0.00%	1.15% to 1.65%	4.79% to 5.21%
2020	336,465	13.96 to 17.61	$5,852,838	0.10%	1.15% to 1.65%	27.65% to 27.91%
2019	341,552	12.91 to 13.77	$4,652,407	0.01%	1.15% to 1.35%	29.48% to 29.74%
2018	289,207	9.96 to 10.61	$3,041,269	0.02%	1.15% to 1.35%	-12.01% to -11.83%

Growth Fund
2022	2,440,651	8.17 to 23.37	$49,719,774	0.10%	1.15% to 1.65%	-31.26% to -30.74%
2021	2,129,685	11.82 to 33.82	$64,985,480	0.06%	1.15% to 1.65%	19.69% to 20.29%
2020	1,663,314	14.25 to 28.11	$44,819,781	0.20%	1.15% to 1.65%	49.68% to 49.98%
2019	1,654,362	14.29 to 18.75	$29,881,613	0.59%	1.15% to 1.35%	28.69% to 28.95%
2018	1,508,344	11.10 to 14.54	$21,307,468	0.30%	1.15% to 1.35%	-1.85% to -1.65%

Growth-Income Fund

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	3,315,121	10.06 to 18.45	$56,244,801	1.05%	1.15% to 1.65%	-18.07% to -17.45%
2021	3,107,515	12.21 to 22.40	$65,545,627	1.02%	1.15% to 1.65%	21.77% to 22.38%
2020	2,356,953	11.95 to 18.31	$41,994,585	1.11%	1.15% to 1.65%	11.73% to 11.95%
2019	2,283,141	13.49 to 16.35	$36,495,223	1.61%	1.15% to 1.35%	24.17% to 24.42%
2018	1,915,078	10.86 to 13.14	$24,681,484	1.46%	1.15% to 1.35%	-3.38% to -3.18%

International Fund
2022	950,711	7.43 to 10.39	$9,553,337	1.47%	1.15% to 1.65%	-22.31% to -21.73%
2021	882,009	9.51 to 13.31	$11,409,124	2.66%	1.15% to 1.65%	-3.32% to -2.84%
2020	642,754	13.34 to 13.70	$8,717,502	0.41%	1.15% to 1.65%	12.13% to 12.36%
2019	645,003	11.92 to 12.19	$7,796,962	1.31%	1.15% to 1.35%	21.02% to 21.27%
2018	621,781	9.84 to 10.05	$6,210,405	1.87%	1.15% to 1.35%	-14.58% to -14.40%

International Growth and Income Fund
2022	779,163	8.52 to 11.07	$7,820,063	2.58%	1.15% to 1.65%	-16.90% to -16.28%
2021	766,730	10.19 to 13.29	$9,234,676	3.01%	1.15% to 1.65%	3.58% to 3.89%
2020	640,891	11.54 to 12.83	$7,449,803	1.17%	1.15% to 1.65%	4.31% to 4.52%
2019	618,116	11.06 to 11.83	$6,885,708	2.48%	1.15% to 1.35%	20.82% to 21.06%
2018	531,031	9.16 to 9.78	$4,886,791	2.53%	1.15% to 1.35%	-12.65% to -12.48%

New World Fund
2022	2,888,000	7.82 to 11.81	$32,320,958	1.03%	1.15% to 1.65%	-23.52% to -22.95%
2021	2,754,916	10.17 to 15.37	$40,593,240	0.67%	1.15% to 1.65%	2.92% to 3.43%
2020	2,532,532	13.72 to 14.87	$36,511,158	0.04%	1.15% to 1.65%	21.64% to 21.88%
2019	2,582,959	11.78 to 12.21	$30,590,094	0.80%	1.15% to 1.35%	27.09% to 27.34%
2018	2,403,071	9.27 to 9.59	$22,371,637	0.76%	1.15% to 1.35%	-15.41% to -15.24%

U.S. Government Securities Fund
2022	2,349,478	8.55 to 9.70	$22,468,698	2.92%	1.15% to 1.65%	-12.65% to -11.99%
2021	2,964,880	9.79 to 11.05	$32,366,325	1.10%	1.15% to 1.65%	-2.50% to -2.01%
2020	3,117,013	10.04 to 11.28	$34,858,071	2.24%	1.15% to 1.65%	8.01% to 8.23%
2019	1,397,204	10.22 to 10.42	$14,512,239	2.15%	1.15% to 1.35%	3.73% to 3.94%
2018	1,000,237	9.85 to 10.02	$9,996,749	1.25%	1.15% to 1.35%	-0.85% to -0.65%

Invesco Oppenheimer
International Equity Fund
2022	1,919,812	7.85 to 10.70	$19,669,076	0.00%	1.15% to 1.65%	-28.36% to -27.82%
2021	1,638,784	10.90 to 14.86	$23,648,637	0.00%	1.15% to 1.65%	8.32% to 8.86%
2020	1,158,924	13.06 to 13.65	$15,661,018	0.62%	1.15% to 1.65%	19.41% to 19.65%
2019	1,012,466	11.19 to 11.41	$11,452,452	0.64%	1.15% to 1.35%	26.24% to 26.49%
2018	701,888	8.86 to 9.02	$6,284,910	0.63%	1.15% to 1.35%	-20.64% to -20.48%

T. Rowe Price
Blue Chip Growth Portfolio
2022	3,320,869	7.17 to 15.82	$47,156,557	0.00%	1.15% to 1.65%	-39.67% to -39.21%
2021	3,004,374	11.81 to 26.09	$72,818,683	0.00%	1.15% to 1.65%	15.41% to 15.99%
2020	2,532,772	12.62 to 22.49	$55,679,399	0.00%	1.15% to 1.65%	32.12% to 32.38%
2019	2,495,804	15.03 to 16.99	$41,710,940	0.00%	1.15% to 1.35%	27.84% to 28.10%
2018	1,899,467	11.75 to 13.26	$24,860,206	0.00%	1.15% to 1.35%	0.28% to 0.48%

Health Sciences Portfolio

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	1,956,985	9.15 to 17.19	$29,195,820	0.00%	1.15% to 1.65%	-14.11% to -13.47%
2021	1,821,742	10.60 to 19.92	$31,918,351	0.00%	1.15% to 1.65%	11.09% to 11.54%
2020	1,456,738	12.30 to 17.87	$23,872,615	0.00%	1.15% to 1.65%	27.53% to 27.79%
2019	1,244,908	12.68 to 13.99	$15,981,066	0.00%	1.15% to 1.35%	26.91% to 27.16%
2018	998,792	10.00 to 11.01	$10,053,170	0.00%	1.15% to 1.35%	-0.50% to -0.30%

John Hancock Variable Insurance Trust
Financial Industries Portfolio
2022	226,221	10.59 to 13.44	$2,695,933	2.14%	1.15% to 1.65%	-15.24% to -14.60%
2021	228,576	12.42 to 15.83	$3,193,107	0.84%	1.15% to 1.65%	27.65% to 27.90%
2020	71,200	10.91 to 10.96	$778,002	1.12%	1.15% to 1.65%	0.61% to 0.82%
2019	46,129	10.84 to 10.88	$500,705	4.14%	1.15% to 1.35%	29.75% to 30.01%
2018	17,208	8.35 to 8.37	$143,851	0.76%	1.15% to 1.35%	-16.46% to -16.35%

Fundamental All Cap Core Portfolio
2022	12,664	9.52 to 14.23	$178,944	0.01%	1.15% to 1.65%	-25.45% to -25.30%
2021	27,993	12.73 to 19.05	$526,161	0.00%	1.15% to 1.65%	28.59% to 28.72%
2020	6,560	14.70 to 14.74	$96,473	0.18%	1.15% to 1.65%	24.95% to 25.07%
2019	6,566	11.77 to 11.79	$77,274	0.28%	1.15% to 1.35%	34.36% to 34.49%
2018	5,611	8.76 to 8.76	$49,138	0.03%	1.15% to 1.35%	-12.42% to -12.42%

Select Bond Portfolio
2022	31,322	8.34 to 9.63	$297,416	2.51%	1.15% to 1.65%	-15.78% to -15.14%
2021	36,371	9.83 to 11.38	$408,926	2.62%	1.15% to 1.65%	-2.72% to -2.52%
2020	27,255	11.61 to 11.67	$317,121	3.30%	1.15% to 1.65%	7.39% to 7.61%
2019	14,697	10.81 to 10.85	$159,157	4.16%	1.15% to 1.35%	7.27% to 7.49%
2018	385	10.08 to 10.09	$3,876	3.83%	1.15% to 1.35%	0.80% to 0.94%

Strategic Income Opportunities Portfolio
2022	64,827	8.86 to 9.84	$629,756	2.73%	1.15% to 1.65%	-11.68% to -11.10%
2021	78,038	9.98 to 11.09	$856,163	3.33%	1.15% to 1.65%	-0.85% to -0.45%
2020	40,279	10.91 to 11.14	$446,640	1.75%	1.15% to 1.65%	6.91% to 7.12%
2019	27,218	10.37 to 10.40	$282,324	3.43%	1.15% to 1.35%	9.27% to 9.48%
2018	9,090	9.49 to 9.50	$86,302	3.92%	1.15% to 1.35%	-5.10% to -4.98%

Federated Hermes
High Income Bond Portfolio
2022	159,690	8.96 to 9.80	$1,533,867	5.89%	1.15% to 1.65%	-13.36% to -12.71%
2021	105,236	10.29 to 11.28	$1,169,323	2.80%	1.15% to 1.65%	3.04% to 3.25%
2020	39,064	10.79 to 10.83	$422,194	7.23%	1.15% to 1.65%	4.04% to 4.25%
2019	33,419	10.37 to 10.38	$346,785	0.00%	1.15% to 1.35%	3.74% to 3.81%

Kaufmann Portfolio
2022	542,381	6.87 to 9.67	$5,022,734	0.00%	1.15% to 1.65%	-31.40% to -30.88%
2021	429,356	9.96 to 14.03	$5,839,773	0.00%	1.15% to 1.65%	0.59% to 1.09%
2020	296,261	11.99 to 13.88	$4,080,488	0.00%	1.15% to 1.65%	26.76% to 27.01%
2019	67,817	10.91 to 10.92	$740,188	0.00%	1.15% to 1.35%	9.10% to 9.25%

Managed Volatility Portfolio

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

	December 31			Year Ended December 31
		Unit Fair Value		Investment	Expense Ratio	Total Return
		Lowest to		Income	Lowest to	Lowest to
	Units	Highest	Net Assets	Ratio*	Highest**	Highest***
2022	35,852	9.81 to 10.82	$375,564	0.00%	1.15% to 1.65%	-15.40% to -14.77%
2021	37,416	11.53 to 12.79	$463,399	0.52%	1.15% to 1.65%	16.67% to 16.90%
2020	6,463	10.64 to 10.67	$68,794	2.50%	1.15% to 1.65%	-0.65% to -0.45%
2019	2,425	10.71 to 10.72	$25,983	0.00%	1.15% to 1.35%	7.08% to 7.23%

Principal Variable Contracts
Blue Chip Fund
2022	49,309	7.58 to 7.67	$374,973	0.00%	1.15% to 1.65%	-32.12% to -32.12%
2021	7,386	11.22 to 11.22	$82,878	0.00%	1.15% to 1.65%	12.20% to 12.20%

Equity Income Fund
2022	31,046	9.46 to 9.58	$296,215	3.80%	1.15% to 1.65%	-12.14% to -11.65%
2021	12,488	10.80 to 10.84	$135,176	0.81%	1.15% to 1.65%	8.03% to 8.10%

Diversified Balance Fund
2022	62,889	8.77 to 8.85	$553,425	2.87%	1.15% to 1.65%	-16.46% to -16.00%
2021	29,989	10.49 to 10.53	$315,354	1.14%	1.15% to 1.65%	4.93% to 5.14%

Diversified Growth Fund
2022	22,419	8.85 to 8.88	$198,654	2.01%	1.15% to 1.65%	-16.97% to -16.89%
2021	24,924	10.66 to 10.67	$265,780	0.00%	1.15% to 1.65%	6.56% to 6.63%

Diversified Income Fund
2022	6,215	8.68 to 8.73	$54,133	0.00%	1.15% to 1.65%	-15.95% to -15.79%
2021	75,480	10.33 to 10.34	$780,251	3.86%	1.15% to 1.65%	3.30% to 3.44%
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* The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the portfolio, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income is affected by the timing of the declaration of dividends.
** The Expense Ratio represents the annualized contract expenses of each portfolio within the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
*** The Total Return is calculated as the change in the unit value of the underlying portfolio and reflects deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. For newly introduced portfolios, the total return for the first year is calculated as the percentage change from inception to the end of the period. Because the total return is presented as a range of minimum and maximum values, based on the product grouping representing the minimum and maximum expense ratios, some individual contract total returns are not within the ranges presented.

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements

6.Financial Highlights
Under the provisions of Section 817(h) of the Internal Revenue Code, as amended (the Code), a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a life insurance policy for federal tax purposes for any period for which the investment of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.
The Internal Revenue Service has issued regulations under Section 817(h) of the Code. Midland National Life believes, based on assurances from the Funds, that the Separate Account C satisfies the current requirements of the regulations.